UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter: USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD SAN ANTONIO, TX 78288

Name and Address of Agent for Service:	DANIEL J. MAVICO
	USAA MUTUAL FUNDS TRUST
	9800 FREDERICKSBURG ROAD
	SAN ANTONIO, TX	78288
Registrant's Telephone Number, Including Area Code: (210) 498-0226
Date of Fiscal Year End: JULY 31
Date of Reporting Period: APRIL 30, 2017
ITEM 1. SCHEDULE OF INVESTMENTS.		2017
USAA MUTUAL FUNDS TRUST – 3RD QUARTER REPORT - PERIOD ENDED APRIL 30,

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA AGGRESSIVE GROWTH FUND

APRIL 30, 2017

(Form N-Q)

48492-0617	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Aggressive Growth Fund

April 30, 2017 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY SECURITIES (99.6%)

COMMON STOCKS (99.6%)

Consumer Discretionary (15.7%)

Apparel Retail (0.8%)

67,843	Ross Stores, Inc.	$4,410
75,375	TJX Companies, Inc.	5,927
		10,337
	Automotive Retail (0.2%)
10,840	O'Reilly Automotive, Inc.*	2,690
	Broadcasting (0.7%)
132,207	Discovery Communications, Inc. "A"*	3,805
74,246	Scripps Networks Interactive "A"	5,548
		9,353
	Cable & Satellite (1.8%)
570,116	Comcast Corp. "A"	22,343
	Casinos & Gaming (0.4%)
89,700	Las Vegas Sands Corp.	5,291
	Footwear (0.7%)
169,500	NIKE, Inc. "B"	9,392
	General Merchandise Stores (0.5%)
71,500	Dollar Tree, Inc.*	5,918
	Home Improvement Retail (2.0%)
161,816	Home Depot, Inc.	25,260
	Hotels, Resorts & Cruise Lines (0.5%)
116,200	Hilton Worldwide Holdings, Inc.	6,852
	Internet & Direct Marketing Retail (6.2%)
39,877	Amazon.com, Inc.*	36,886
122,900	Ctrip.com International Ltd. ADR*	6,208
48,090	Expedia, Inc.	6,431
42,342	Netflix, Inc.*	6,444
12,351	Priceline Group, Inc.*	22,810
		78,779
	Movies & Entertainment (1.0%)
87,086	Viacom, Inc. "B"	3,706
79,200	Walt Disney Co.	9,156
		12,862
	Restaurants (0.9%)
187,850	Starbucks Corp.	11,282
	Total Consumer Discretionary	200,359

1 | USAA Aggressive Growth Fund

Market
Number	Value
of Shares Security	(000)

Consumer Staples (1.6%)

Hypermarkets & Super Centers (0.6%)

42,900	Costco Wholesale Corp.	$7,615
	Soft Drinks (1.0%)
112,224	PepsiCo, Inc.	12,713
	Total Consumer Staples	20,328
	Energy (3.0%)
	Integrated Oil & Gas (0.9%)
179,235	BP plc ADR	6,152
56,168	Chevron Corp.	5,993
		12,145
	Oil & Gas Equipment & Services (1.0%)
109,496	Baker Hughes, Inc.	6,501
86,981	Schlumberger Ltd.	6,314
		12,815
	Oil & Gas Exploration & Production (1.1%)
77,700	Diamondback Energy, Inc.*	7,757
35,561	Pioneer Natural Resources Co.	6,152
		13,909
	Total Energy	38,869
	Financials (5.2%)
	Consumer Finance (0.5%)
82,463	American Express Co.	6,535
	Diversified Banks (2.2%)
338,400	Bank of America Corp.	7,898
113,136	Citigroup, Inc.	6,689
152,342	JPMorgan Chase & Co.	13,254
		27,841
	Financial Exchanges & Data (1.7%)
12,873	FactSet Research Systems, Inc.	2,102
226,155	Intercontinental Exchange, Inc.	13,614
50,400	Moody's Corp.	5,963
		21,679
	Life & Health Insurance (0.3%)
77,454	MetLife, Inc.	4,013
	Multi-Line Insurance (0.5%)
107,699	American International Group, Inc.	6,560
	Total Financials	66,628
	Health Care (14.9%)
	Biotechnology (3.8%)
82,214	Amgen, Inc.	13,427
29,230	Biogen, Inc.*	7,927
153,076	Celgene Corp.*	18,989
112,731	Gilead Sciences, Inc.	7,728
		48,071
	Health Care Distributors (0.4%)
69,232	Cardinal Health, Inc.	5,026
	Health Care Equipment (2.2%)
240,700	Boston Scientific Corp.*	6,350

Portfolio of Investments | 2

		Market
Number		Value
of Shares	Security	(000)
7,251	C.R. Bard, Inc.	$2,229
116,868	Danaher Corp.	9,739
70,095	Edwards Lifesciences Corp.*	7,687
19,512	Medtronic plc	1,621
		27,626
	Health Care Facilities (0.3%)
52,881	HCA Healthcare, Inc.*	4,453
	Life Sciences Tools & Services (1.6%)
39,730	ICON plc*	3,357
38,900	Illumina, Inc.*	7,191
58,100	Thermo Fisher Scientific, Inc.	9,606
		20,154
	Managed Health Care (2.5%)
62,809	Aetna, Inc.	8,484
36,237	Anthem, Inc.	6,446
100,600	UnitedHealth Group, Inc.	17,593
		32,523
	Pharmaceuticals (4.1%)
35,657	Allergan plc	8,695
168,714	Bristol-Myers Squibb Co.	9,456
117,300	Eli Lilly & Co.	9,626
56,229	Johnson & Johnson	6,943
92,288	Merck & Co., Inc.	5,752
210,400	Zoetis, Inc.	11,806
		52,278
	Total Health Care	190,131
	Industrials (9.2%)
	Aerospace & Defense (1.7%)
34,600	General Dynamics Corp.	6,705
22,450	Northrop Grumman Corp.	5,522
63,900	Raytheon Co.	9,918
		22,145
	Airlines (1.0%)
120,000	Delta Air Lines, Inc.	5,453
134,700	Southwest Airlines Co.	7,573
		13,026
	Construction Machinery & Heavy Trucks (1.0%)
60,525	Caterpillar, Inc.	6,189
42,426	Cummins, Inc.	6,404
		12,593
	Electrical Components & Equipment (0.8%)
72,778	Emerson Electric Co.	4,387
38,005	Rockwell Automation, Inc.	5,980
		10,367
	Industrial Conglomerates (1.4%)
138,671	Honeywell International, Inc.	18,185
	Industrial Machinery (1.8%)
62,853	Dover Corp.	4,958
151,797	Fortive Corp.	9,602
49,022	Parker-Hannifin Corp.	7,883
		22,443
	Railroads (0.6%)
63,650	Union Pacific Corp.	7,126

3 | USAA Aggressive Growth Fund

		Market
Number		Value
of Shares	Security	(000)
	Research & Consulting Services (0.9%)
159,998	Experian plc	$3,438
178,177	IHS Markit Ltd.*	7,733
		11,171
	Total Industrials	117,056
	Information Technology (46.8%)
	Application Software (3.4%)
45,700	Adobe Systems, Inc.*	6,112
78,607	Intuit, Inc.	9,842
197,900	salesforce.com, Inc.*	17,043
109,200	Splunk, Inc.*	7,023
88,795	SS&C Technologies Holdings, Inc.	3,262
		43,282
	Communications Equipment (1.0%)
196,274	Cisco Systems, Inc.	6,687
47,920	F5 Networks, Inc.*	6,188
		12,875
	Data Processing & Outsourced Services (9.7%)
22,993	Alliance Data Systems Corp.	5,740
75,000	Fidelity National Information Services, Inc.	6,314
87,423	Fiserv, Inc.*	10,415
13,750	FleetCor Technologies, Inc.*	1,941
51,992	Global Payments, Inc.	4,251
48,871	Jack Henry & Associates, Inc.	4,737
201,465	MasterCard, Inc. "A"	23,434
73,280	Paychex, Inc.	4,344
381,949	PayPal Holdings, Inc.*	18,227
92,927	Vantiv, Inc. "A"*	5,765
426,012	Visa, Inc. "A"	38,861
		124,029
	Home Entertainment Software (1.1%)
143,863	Electronic Arts, Inc.*	13,641
	Internet Software & Services (12.1%)
152,926	Alibaba Group Holding Ltd. ADR*	17,663
16,050	Alphabet, Inc. "A"*	14,839
63,131	Alphabet, Inc. "C"*	57,194
29,035	CoStar Group, Inc.*	6,994
258,548	eBay, Inc.*	8,638
278,950	Facebook, Inc. "A"*	41,912
7,890	VeriSign, Inc.*	702
216,732	Yandex N.V. "A"*	5,908
		153,850
	IT Consulting & Other Services (0.6%)
52,676	Amdocs Ltd.	3,226
38,309	Gartner, Inc.*	4,370
		7,596
	Semiconductor Equipment (0.5%)
157,074	Applied Materials, Inc.	6,379
	Semiconductors (4.9%)
48,291	Analog Devices, Inc.	3,680
41,800	Broadcom Ltd.	9,230
38,582	Cirrus Logic, Inc.*	2,483
190,265	Maxim Integrated Products, Inc.	8,400
30,800	NVIDIA Corp.	3,212
168,146	QUALCOMM, Inc.	9,036
55,200	Skyworks Solutions, Inc.	5,506

Portfolio of Investments | 4

		Market
Number		Value
of Shares	Security	(000)
133,479	Texas Instruments, Inc.	$10,569
173,402	Xilinx, Inc.	10,943
		63,059
	Systems Software (7.3%)
104,753	Check Point Software Technologies Ltd.*	10,895
859,002	Microsoft Corp.	58,807
365,457	Oracle Corp.	16,431
78,900	ServiceNow, Inc.*	7,455
		93,588
	Technology Hardware, Storage, & Peripherals (6.2%)
526,258	Apple, Inc.	75,597
86,569	NetApp, Inc.	3,450
		79,047
	Total Information Technology	597,346
	Materials (2.3%)
	Diversified Metals & Mining (0.6%)
196,629	Rio Tinto plc ADR	7,830
	Specialty Chemicals (1.0%)
45,350	Ecolab, Inc.	5,854
20,940	Sherwin-Williams Co.	7,008
		12,862
	Steel (0.7%)
353,710	Cliffs Natural Resources, Inc.*	2,377
100,152	Nucor Corp.	6,142
		8,519
	Total Materials	29,211
	Real Estate (0.9%)
	REITs - Specialized (0.9%)
93,930	American Tower Corp.	11,830
	Total Common Stocks	1,271,758
	Total Equity Securities (cost: $857,765)	1,271,758

MONEY MARKET INSTRUMENTS (0.5%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.5%)

State Street Institutional Treasury Money Market Fund Premier Class, 0.64%(a)
6,706,313 (cost: $6,706)	6,706
Total Investments (cost: $864,471)	$1,278,464

5 | USAA Aggressive Growth Fund

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3		Total
Equity Securities:
Common Stocks	$1,271,758	$	— $	— $	1,271,758
Money Market Instruments:
Government & U.S. Treasury
Money Market Funds	6,706		—	—	6,706
Total	$1,278,464	$	— $	— $	1,278,464

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of August 1, 2016, through April 30, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 6

NOTES TO PORTFOLIO

OF INVESTMENTS

April 30, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the USAA Aggressive Growth Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Aggressive Growth Fund Shares (Fund Shares) and Aggressive Growth Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of- funds investment strategy (USAA fund-of-funds).

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

7 | USAA Aggressive Growth Fund

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s) will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Repurchase agreements are valued at cost.

Notes to Portfolio of Investments | 8

6.Securities lending - The Fund, through its securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short- term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund had no securities out on loan as of April 30, 2017.

7.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

9 | USAA Aggressive Growth Fund

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.As of April 30, 2017, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of April 30, 2017, were

$419,853,000 and $5,860,000, respectively, resulting in net unrealized appreciation of $413,994,000.

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,276,653,000 at April 30, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

E.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange

Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager is currently evaluating the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for the amendments to Regulation S-X is August 1, 2017, with other staggered compliance dates extending through December 2018.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT	Real estate investment trust - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.

SPECIFIC NOTES

(a)Rate represents the money market fund annualized seven-day yield at April 30, 2017. * Non-income-producing security.

Notes to Portfolio of Investments | 10

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA CAPITAL GROWTH FUND

APRIL 30, 2017

(Form N-Q)

48491-0617	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Capital Growth Fund

April 30, 2017 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY SECURITIES (99.2%)

COMMON STOCKS (98.7%)

Consumer Discretionary (13.4%)

Apparel Retail (2.0%)

82,588	Foot Locker, Inc.	$6,387
62,076	Ross Stores, Inc.	4,035
73,500	TJX Companies, Inc.	5,780
		16,202
	Auto Parts & Equipment (0.6%)
33,683	Lear Corp.	4,805
	Automobile Manufacturers (2.8%)
252,000	Subaru Corp.	9,521
146,600	Mazda Motor Corp.	2,149
255,000	Peugeot S.A.*	5,343
130,000	Suzuki Motor Corp.	5,425
		22,438
	Automotive Retail (0.7%)
23,800	O'Reilly Automotive, Inc.*	5,906
	Broadcasting (0.8%)
90,400	CBS Corp. "B"	6,017
	Cable & Satellite (1.0%)
88,575	Comcast Corp. "A"	3,471
920,000	Sirius XM Holdings, Inc.(a)	4,554
		8,025
	General Merchandise Stores (0.4%)
63,000	Target Corp.	3,519
	Home Improvement Retail (2.7%)
57,900	Home Depot, Inc.	9,038
693,498	Kingfisher plc	3,066
116,900	Lowe's Companies, Inc.	9,922
		22,026
	Homebuilding (1.2%)
110,200	Bellway plc	4,062
171,000	Persimmon plc	5,161
		9,223
	Household Appliances (0.6%)
162,185	Electrolux AB "B"	4,818
	Movies & Entertainment (0.6%)
47,000	Time Warner, Inc.	4,666
	Total Consumer Discretionary	107,645

1 | USAA Capital Growth Fund

Market
Number	Value
of Shares Security	(000)

Consumer Staples (10.2%)

Agricultural Products (0.6%)

61,308	Bunge Ltd.	$4,845
	Brewers (0.6%)
260,000	Kirin Holdings Co. Ltd.	5,052
	Drug Retail (1.8%)
99,725	CVS Health Corp.	8,221
67,829	Walgreens Boots Alliance, Inc.	5,870
		14,091
	Food Retail (0.9%)
1,500,000	Tesco plc*	3,560
1,078,803	WM Morrison Supermarkets plc	3,352
		6,912
	Household Products (1.7%)
33,000	Clorox Co.	4,412
35,900	Kimberly-Clark Corp.	4,658
49,946	Reckitt Benckiser Group plc	4,600
		13,670
	Hypermarkets & Super Centers (0.4%)
42,000	Wal-Mart Stores, Inc.	3,158
	Packaged Foods & Meat (1.7%)
134,900	Saputo, Inc.	4,435
147,100	Tyson Foods, Inc. "A"	9,453
		13,888
	Soft Drinks (1.5%)
63,000	Dr. Pepper Snapple Group, Inc.	5,774
58,100	PepsiCo, Inc.	6,581
		12,355
	Tobacco (1.0%)
105,915	Altria Group, Inc.	7,603
	Total Consumer Staples	81,574
	Energy (6.1%)
	Integrated Oil & Gas (1.7%)
5,108,000	China Petroleum and Chemical Corp. "H"	4,137
36,956	Exxon Mobil Corp.	3,018
613,881	Gazprom PAO ADR	2,916
233,642	Repsol S.A.	3,699
		13,770
	Oil & Gas Equipment & Services (0.7%)
343,000	Subsea 7 S.A.	5,673
	Oil & Gas Exploration & Production (1.3%)
105,200	Apache Corp.	5,117
191,500	Murphy Oil Corp.	5,013
		10,130
	Oil & Gas Refining & Marketing (2.0%)
215,883	Neste Oyj	8,816
113,900	Valero Energy Corp.	7,359
		16,175
	Oil & Gas Storage & Transportation (0.4%)
135,310	Enagas S.A.	3,560

Portfolio of Investments | 2

Market
Number	Value
of Shares Security	(000)
Total Energy	$49,308

Financials (20.5%)

Consumer Finance (0.9%)

91,932	Capital One Financial Corp.	7,390
	Diversified Banks (8.6%)
6,260,000	Agricultural Bank of China Ltd. "H"	2,889
314,900	Bank of America Corp.	7,350
112,696	BNP Paribas S.A.	7,952
1,627,000	BOC Hong Kong Holdings Ltd.	6,694
75,500	Canadian Imperial Bank of Commerce	6,098
5,021,000	China Construction Bank Corp. "H"	4,080
130,955	Citigroup, Inc.	7,742
6,758,000	Industrial & Commercial Bank of China Ltd. "H"	4,414
85,223	JPMorgan Chase & Co.	7,414
134,200	National Bank of Canada	5,215
163,145	Societe Generale S.A.	8,923
		68,771
	Investment Banking & Brokerage (0.5%)
90,000	Morgan Stanley	3,903
	Life & Health Insurance (3.4%)
1,244,918	AEGON N.V.	6,345
357,600	Dai-Ichi Life Holdings, Inc.	6,082
135,000	NN Group N.V.	4,476
187,000	Sun Life Financial, Inc.	6,604
12,219	Swiss Life Holding AG	3,977
		27,484
	Multi-Line Insurance (1.6%)
36,300	Allianz SE	6,912
230,000	AXA S.A.	6,141
		13,053
	Other Diversified Financial Services (0.6%)
325,700	ORIX Corp.	4,970
	Property & Casualty Insurance (1.4%)
78,000	Allstate Corp.	6,340
113,300	Tokio Marine Holdings, Inc.	4,769
		11,109
	Regional Banks (1.6%)
233,445	Citizens Financial Group, Inc.	8,570
155,753	Fifth Third Bancorp	3,805
		12,375
	Reinsurance (1.9%)
50,705	Hannover Rueck SE	6,081
21,724	Muenchener Rueckver AG-Reg	4,164
55,000	Swiss Re AG	4,787
		15,032
	Total Financials	164,087
	Health Care (11.6%)
	Biotechnology (3.0%)
35,500	Amgen, Inc.	5,798
23,047	Biogen, Inc.*	6,251
66,667	Gilead Sciences, Inc.	4,570
60,800	United Therapeutics Corp.*	7,642
		24,261

3 | USAA Capital Growth Fund

		Market
Number		Value
of Shares	Security	(000)
	Health Care Distributors (0.6%)
33,300	McKesson Corp.	$4,605
	Health Care Equipment (1.6%)
117,400	Baxter International, Inc.	6,537
56,218	Edwards Lifesciences Corp.*	6,165
		12,702
	Health Care Services (0.5%)
72,800	Express Scripts Holding Co.*	4,466
	Health Care Supplies (0.6%)
100,000	Hoya Corp.	4,776
	Managed Health Care (2.7%)
54,100	Aetna, Inc.	7,307
47,000	UnitedHealth Group, Inc.	8,219
39,272	WellCare Health Plans, Inc.*	6,025
		21,551
	Pharmaceuticals (2.6%)
255,800	Sumitomo Dainippon Pharma Co. Ltd.	4,195
73,400	Merck & Co., Inc.	4,575
134,756	Pfizer, Inc.	4,571
40,000	Sanofi(a)	3,774
45,689	UCB S.A.(a)	3,561
		20,676
	Total Health Care	93,037
	Industrials (12.0%)
	Aerospace & Defense (3.4%)
56,500	Boeing Co.	10,443
35,500	Huntington Ingalls Industries, Inc.	7,132
39,797	Northrop Grumman Corp.	9,788
		27,363
	Airlines (1.6%)
101,582	Alaska Air Group, Inc.	8,644
99,000	Delta Air Lines, Inc.	4,498
		13,142
	Building Products (0.4%)
54,142	Owens Corning, Inc.	3,295
	Construction & Engineering (0.5%)
130,421	Chicago Bridge & Iron Co. N.V.(a)	3,923
	Construction Machinery & Heavy Trucks (0.7%)
79,000	Oshkosh Corp.	5,482
	Heavy Electrical Equipment (0.8%)
78,000	Vestas Wind Systems A/S	6,717
	Industrial Conglomerates (0.5%)
136,500	General Electric Co.	3,957
	Industrial Machinery (2.3%)
48,800	Illinois Tool Works, Inc.	6,739
1,572,000	Kawasaki Heavy Industries Ltd.	4,752
41,723	Parker-Hannifin Corp.	6,709
		18,200
	Railroads (0.8%)
36,700	Central Japan Railway Co.	6,151

Portfolio of Investments | 4

		Market
Number		Value
of Shares	Security	(000)
	Research & Consulting Services (0.5%)
185,741	Experian plc	$3,991
	Trading Companies & Distributors (0.5%)
63,981	Wolseley plc	4,064
	Total Industrials	96,285
	Information Technology (14.8%)
	Application Software (0.8%)
44,500	Citrix Systems, Inc.*	3,602
150,000	Nuance Communications, Inc.*	2,683
		6,285
	Communications Equipment (2.5%)
106,948	Cisco Systems, Inc.	3,644
38,635	F5 Networks, Inc.*	4,989
203,800	Juniper Networks, Inc.	6,128
57,800	Motorola Solutions, Inc.	4,969
		19,730
	Internet Software & Services (2.9%)
6,592	Alphabet, Inc. "A"*	6,094
187,000	eBay, Inc.*	6,248
74,000	Facebook, Inc. "A"*	11,119
		23,461
	IT Consulting & Other Services (0.5%)
62,892	Amdocs Ltd.	3,852
	Semiconductor Equipment (0.8%)
153,000	Applied Materials, Inc.	6,213
	Semiconductors (0.8%)
76,189	QUALCOMM, Inc.	4,094
34,236	Texas Instruments, Inc.	2,711
		6,805
	Systems Software (0.4%)
48,224	Microsoft Corp.	3,301
	Technology Distributors (0.6%)
52,033	Tech Data Corp.*	4,977
	Technology Hardware, Storage, & Peripherals (5.5%)
169,877	Apple, Inc.	24,403
300,000	HP, Inc.	5,646
92,000	NetApp, Inc.	3,666
5,511	Samsung Electronics Co. Ltd.	10,805
		44,520
	Total Information Technology	119,144
	Materials (5.2%)
	Diversified Chemicals (0.5%)
700,000	Sumitomo Chemical Co. Ltd.	3,950
	Diversified Metals & Mining (1.4%)
256,233	Anglo American plc*	3,672
990,800	Grupo Mexico S.A.B. de C.V. "B"	2,895
2,298,518	South32 Ltd.	4,785
		11,352
	Paper Packaging (1.9%)
71,280	Avery Dennison Corp.	5,931

5 | USAA Capital Growth Fund

		Market
Number		Value
of Shares	Security	(000)
93,800	Packaging Corp. of America	$9,266
		15,197
	Paper Products (0.9%)
256,293	UPM-Kymmene Oyj	6,764
	Steel (0.5%)
1,022,248	Fortescue Metals Group Ltd.	4,065
	Total Materials	41,328
	Real Estate (0.3%)
	Real Estate Development (0.3%)
1,512,000	Shimao Property Holdings Ltd.	2,430
	Telecommunication Services (2.6%)
	Integrated Telecommunication Services (1.1%)
7,000,000	China Telecom Corp. Ltd. "H"	3,420
117,600	Nippon Telegraph & Telephone Corp.	5,031
		8,451
	Wireless Telecommunication Services (1.5%)
209,900	KDDI Corp.	5,565
284,000	NTT DOCOMO, Inc.	6,848
		12,413
	Total Telecommunication Services	20,864
	Utilities (2.0%)
	Electric Utilities (1.5%)
172,362	Endesa S.A.	4,062
100,000	Korea Electric Power Corp.	3,985
1,347,600	Tenaga Nasional Berhad	4,328
		12,375
	Independent Power Producers & Energy Traders (0.5%)
236,000	NRG Energy, Inc.	3,988
	Total Utilities	16,363
	Total Common Stocks (cost: $613,921)	792,065
	PREFERRED STOCKS (0.5%)
	Energy (0.5%)
	Integrated Oil & Gas (0.5%)
490,721	Petroleo Brasileiro S.A. ADR*(cost: $4,700)	4,284
	Total Equity Securities (cost: $618,621)	796,349
	MONEY MARKET INSTRUMENTS (0.7%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.7%)
	State Street Institutional Treasury Money Market Fund Premier Class, 0.64%(b)
5,339,679	(cost: $5,340)	5,340

Portfolio of Investments | 6

Number of
Shares	Security	Market Value

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (2.1%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (2.1%)

7,014,460	Goldman Sachs Financial Square Government Fund, 0.65%(b)				$7,014
9,563,390	Morgan Stanley Institutional Liquidity Fund Government Portfolio, 0.64%(b)				9,563
234,500	Western Asset Institutional Government Reserves Fund, 0.67%(b)				235
Total Short-Term Investments Purchased with Cash Collateral from Securities Loaned
(cost: $16,812)					16,812
Total Investments (cost: $640,773)					$818,501
($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1		LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$792,065	$	— $	— $	792,065
Preferred Stocks	4,284		—	—	4,284
Money Market Instruments:
Government & U.S. Treasury
Money Market Funds	5,340		—	—	5,340
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:	16,812		—	—	16,812
Total	$818,501	$	— $	— $	818,501

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of August 1, 2016, through April 30, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

7 | USAA Capital Growth Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

April 30, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the USAA Capital Growth Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Capital Growth Fund Shares (Fund Shares) and Capital Growth Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of- funds investment strategy (USAA fund-of-funds).

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of back testing reports,

8 | USAA Capital Growth Fund

pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Repurchase agreements are valued at cost.

Notes to Portfolio of Investments | 9

6.Securities lending - The Fund, through its securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short- term investments will be less than the amount of cash collateral required to be returned to the borrower.

7.Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service and are categorized in Level 2 of the fair value hierarchy.

8.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

10 | USAA Capital Growth Fund

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.As of April 30, 2017, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of April 30, 2017, were $193,973,000 and $16,245,000, respectively, resulting in net unrealized appreciation of $177,728,000.

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $802,441,000 at April 30, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 39.9% of net assets at April 30, 2017.

E.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange

Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager is currently evaluating the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for the amendments to Regulation S-X is August 1, 2017, with other staggered compliance dates extending through December 2018.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT	Real estate investment trust - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.

Notes to Portfolio of Investments | 11

SPECIFIC NOTES

(a)The security, or a portion thereof , was out on loan as of April 30, 2017.

(b)Rate represents the money market fund annualized seven-day yield at April 30, 2017. * Non-income-producing security.

12 | USAA Capital Growth Fund

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA FIRST START GROWTH FUND

APRIL 30, 2017

(Form N-Q)

48487-0617	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA First Start Growth Fund

April 30, 2017 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY SECURITIES (72.4%)

COMMON STOCKS (33.0%)

Consumer Discretionary (3.7%)

Advertising (0.2%)

10,500	Omnicom Group, Inc.	$862
	Apparel Retail (0.4%)
20,150	TJX Companies, Inc.	1,584
	Auto Parts & Equipment (0.5%)
53,150	Magna International, Inc.	2,220
	Broadcasting (0.3%)
15,950	CBS Corp. "B"	1,062
	Home Improvement Retail (0.7%)
17,500	Home Depot, Inc.	2,732
	Homebuilding (0.2%)
25,580	CalAtlantic Group, Inc.	926
	Hotels, Resorts & Cruise Lines (0.5%)
26,500	Norwegian Cruise Line Holdings Ltd.*	1,429
7,200	Royal Caribbean Cruises Ltd.	768
		2,197
	Internet & Direct Marketing Retail (0.6%)
2,800	Amazon.com, Inc.*	2,590
	Specialty Stores (0.3%)
4,900	Ulta Beauty, Inc.*	1,379
	Total Consumer Discretionary	15,552
	Consumer Staples (3.0%)
	Agricultural Products (0.3%)
17,250	Bunge Ltd.	1,363
	Drug Retail (0.7%)
15,510	CVS Health Corp.	1,279
20,330	Walgreens Boots Alliance, Inc.	1,759
		3,038
	Household Products (0.2%)
11,710	Procter & Gamble Co.	1,023
	Hypermarkets & Super Centers (0.7%)
37,050	Wal-Mart Stores, Inc.	2,785
	Packaged Foods & Meat (0.5%)
31,400	Blue Buffalo Pet Products, Inc.*	774

1 | USAA First Start Growth Fund

		Market
Number		Value
of Shares	Security	(000)
12,410	Kraft Heinz Co.	$1,122
		1,896
	Soft Drinks (0.6%)
22,950	PepsiCo, Inc.	2,600
	Total Consumer Staples	12,705
	Energy (2.5%)
	Integrated Oil & Gas (0.7%)
5,350	Chevron Corp.	571
36,590	Occidental Petroleum Corp.	2,251
		2,822
	Oil & Gas Drilling (0.1%)
25,950	Patterson-UTI Energy, Inc.	562
	Oil & Gas Equipment & Services (0.2%)
10,200	Schlumberger Ltd.	740
	Oil & Gas Exploration & Production (1.5%)
79,720	Antero Resources Corp.*	1,689
28,900	Cabot Oil & Gas Corp.	672
1,250	Cimarex Energy Co.	146
40,670	ConocoPhillips	1,948
18,600	EOG Resources, Inc.	1,721
		6,176
	Total Energy	10,300
	Financials (5.6%)
	Asset Management & Custody Banks (0.6%)
48,520	Bank of New York Mellon Corp.	2,283
	Consumer Finance (0.6%)
90,650	Synchrony Financial	2,520
	Diversified Banks (2.4%)
139,820	Bank of America Corp.	3,264
16,280	Citigroup, Inc.	963
42,750	JPMorgan Chase & Co.	3,719
41,600	U.S. Bancorp	2,133
		10,079
	Property & Casualty Insurance (1.3%)
17,400	Allstate Corp.	1,414
11,400	Chubb Ltd.	1,565
32,400	Progressive Corp.	1,287
22,500	XL Group Ltd.	942
		5,208
	Regional Banks (0.6%)
84,230	KeyCorp	1,536
9,700	PNC Financial Services Group, Inc.	1,162
		2,698
	Specialized Finance (0.1%)
3,100	CME Group, Inc.	360
	Total Financials	23,148
	Health Care (4.5%)
	Biotechnology (1.2%)
36,800	AbbVie, Inc.	2,427
6,300	Amgen, Inc.	1,029
1,100	Biogen, Inc.*	298

Portfolio of Investments | 2

		Market
Number		Value
of Shares	Security	(000)
17,430	Gilead Sciences, Inc.	$1,195
		4,949
	Health Care Equipment (1.0%)
27,010	Hologic, Inc.*	1,219
36,080	Medtronic plc	2,998
		4,217
	Life Sciences Tools & Services (0.4%)
10,650	Thermo Fisher Scientific, Inc.	1,761
	Managed Health Care (0.6%)
13,550	UnitedHealth Group, Inc.	2,370
	Pharmaceuticals (1.3%)
6,130	Allergan plc	1,495
20,550	Johnson & Johnson	2,537
11,810	Merck & Co., Inc.	736
14,720	Pfizer, Inc.	499
		5,267
	Total Health Care	18,564
	Industrials (3.3%)
	Aerospace & Defense (0.8%)
2,400	Boeing Co.	444
2,550	Lockheed Martin Corp.	687
12,400	Spirit AeroSystems Holdings, Inc. "A"	709
13,700	United Technologies Corp.	1,630
		3,470
	Air Freight & Logistics (0.3%)
6,500	FedEx Corp.	1,233
	Airlines (0.4%)
26,530	Southwest Airlines Co.	1,492
	Building Products (0.1%)
11,750	Masco Corp.	435
	Construction & Engineering (0.2%)
28,960	AECOM*	991
	Construction Machinery & Heavy Trucks (0.2%)
9,900	Wabtec Corp.	830
	Industrial Conglomerates (0.9%)
9,320	Carlisle Companies, Inc.	945
67,146	General Electric Co.	1,946
5,650	Honeywell International, Inc.	741
		3,632
	Railroads (0.4%)
4,400	Canadian Pacific Railway Ltd.	674
9,130	Kansas City Southern	823
		1,497
	Total Industrials	13,580
	Information Technology (8.5%)
	Communications Equipment (0.5%)
64,600	Cisco Systems, Inc.	2,201
	Data Processing & Outsourced Services (1.0%)
7,540	MasterCard, Inc. "A"	877

3 | USAA First Start Growth Fund

		Market
Number		Value
of Shares	Security	(000)
37,750	Visa, Inc. "A"	$3,444
		4,321
	Internet Software & Services (1.7%)
6,590	Alphabet, Inc. "A"*	6,092
7,080	Facebook, Inc. "A"*	1,064
		7,156
	Semiconductor Equipment (0.5%)
13,160	Lam Research Corp.	1,906
	Semiconductors (0.8%)
5,800	Broadcom Ltd.	1,281
29,030	Maxim Integrated Products, Inc.	1,281
15,050	QUALCOMM, Inc.	809
		3,371
	Systems Software (1.9%)
74,450	Microsoft Corp.	5,097
61,700	Oracle Corp.	2,774
		7,871
	Technology Hardware, Storage, & Peripherals (2.1%)
36,110	Apple, Inc.	5,187
91,330	HP, Inc.	1,719
17,800	Western Digital Corp.	1,586
		8,492
	Total Information Technology	35,318
	Materials (0.5%)
	Diversified Chemicals (0.2%)
13,900	Dow Chemical Co.	873
	Gold (0.1%)
19,672	Hycroft Mining Corp.*(a),(b)	34
7,800	Newmont Mining Corp.	264
		298
	Paper Packaging (0.2%)
10,350	Packaging Corp. of America	1,022
	Total Materials	2,193
	Real Estate (0.2%)
	REITs - Office (0.1%)
3,140	Boston Properties, Inc.	397
	REITs - Retail (0.1%)
2,600	Simon Property Group, Inc.	430
	Total Real Estate	827
	Telecommunication Services (0.5%)
	Integrated Telecommunication Services (0.3%)
28,490	AT&T, Inc.	1,129
	Wireless Telecommunication Services (0.2%)
30,550	Vodafone Group plc ADR	800
	Total Telecommunication Services	1,929
	Utilities (0.7%)
	Electric Utilities (0.6%)
6,200	Duke Energy Corp.	512
9,350	Edison International	748

Portfolio of Investments | 4

		Market
Number		Value
of Shares	Security	(000)
9,450	NextEra Energy, Inc.	$1,262
		2,522
	Multi-Utilities (0.1%)
4,700	Sempra Energy	531
	Total Utilities	3,053
	Total Common Stocks (cost: $108,498)	137,169
	PREFERRED STOCKS (1.0%)
	Consumer Staples (0.4%)
	Agricultural Products (0.4%)
40,000	CHS, Inc., Series B, 7.88%, cumulative redeemable, perpetual	1,156
5,000	Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(c)	536
		1,692
	Total Consumer Staples	1,692
	Energy (0.2%)
	Oil & Gas Exploration & Production (0.2%)
800	Chesapeake Energy Corp., 5.75%, perpetual(c)	506
	Financials (0.3%)
	Life & Health Insurance (0.2%)
28,000	Delphi Financial Group, Inc., 7.38%, cumulative redeemable	633
	Regional Banks (0.1%)
500	M&T Bank Corp., 6.38%, cumulative redeemable, perpetual	519
	Reinsurance (0.0%)
500	American Overseas Group Ltd., 7.50%, non-cumulative*(a),(b)	100
	Total Financials	1,252
	Telecommunication Services (0.1%)
	Integrated Telecommunication Services (0.1%)
20,000	Qwest Corp., 6.50%	500
	Total Preferred Stocks (cost: $4,164)	3,950
	EXCHANGE-TRADED FUNDS (38.2%)
	Commodity-Related Exchange-Traded Funds (0.4%)
45,000	United States Commodity Index Fund *	1,748
	Domestic Exchange-Traded Funds (3.2%)
50,000	Powershares S&P Midcap Low Volatility Portfolio	2,136
50,000	Powershares S&P Smallcap Low Volatility Portfolio	2,171
15,000	Vanguard Mid-Cap ETF	2,113
39,000	Vanguard REIT ETF	3,229
30,000	Vanguard Small-Cap Value ETF	3,700
	Total Domestic Exchange-Traded Funds	13,349
	Fixed-Income Exchange-Traded Funds (4.5%)
20,000	iShares iBoxx Investment Grade Corporate Bond ETF	2,380
100,000	Vanguard Short-Term Corporate Bond ETF	7,992
100,000	Vanguard Total Bond Market ETF	8,155
	Total Fixed-Income Exchange-Traded Funds	18,527

5 | USAA First Start Growth Fund

				Market
Number				Value
of Shares	Security			(000)
	International Exchange-Traded Funds (30.1%)
356,000	iShares Core MSCI EAFE ETF			$21,189
418,824	iShares Core MSCI Emerging Markets ETF			20,397
302,000	iShares Currency Hedged MSCI EAFE ETF			8,420
16,000	iShares Edge MSCI Minimum Volatility EAFE ETF			1,076
19,000	iShares Edge MSCI Minimum Volatility Emerging Markets ETF			1,031
305,771	iShares MSCI EAFE ETF			19,508
245,000	PowerShares FTSE RAFI Emerging Markets Portfolio			4,910
205,300	Schwab Fundamental International Large Co. Index ETF			5,566
785,000	Vanguard FTSE Developed Markets ETF			31,533
125,000	Vanguard FTSE Emerging Markets ETF			5,043
20,334	WisdomTree Emerging Markets SmallCap Dividend Fund(d)			919
68,000	WisdomTree Europe Hedged Equity Fund			4,409
36,637	WisdomTree India Earnings Fund			910
	Total International Exchange-Traded Funds			124,911
	Total Exchange-Traded Funds (cost: $146,034)			158,535
	PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (0.2%)
	EXCHANGE-TRADED FUNDS (0.2%)
41,000 VanEck Vectors Gold Miners ETF
	(cost: $1,032)			911
	Total Equity Securities (cost: $259,728)			300,565
Principal
Amount		Coupon
(000)		Rate	Maturity
	BONDS (20.8%)
	CORPORATE OBLIGATIONS (4.1%)
	Consumer Discretionary (0.1%)
	Department Stores (0.1%)
$399	Neiman Marcus Group Ltd., LLC (i)	4.25%	10/25/2020	319
	Consumer Staples (0.1%)
	Food Retail (0.1%)
300	BI-LO, LLC & BI-LO Finance Corp. (c)	9.25	2/15/2019	264
	Energy (0.6%)
	Oil & Gas Drilling (0.0%)
782	Schahin II Finance Co. SPV Ltd. (c),(k)	5.88	9/25/2023	98
	Oil & Gas Exploration & Production (0.0%)
120	Covey Park Energy, LLC (c)	7.50	5/15/2025	120
	Oil & Gas Storage & Transportation (0.6%)
1,000	Enbridge Energy Partners, LP	8.05 (e)	10/01/2077	993
500	Energy Transfer Partners, LP	4.05 (e)	11/01/2066	429
630	Enterprise Products Operating, LLC	7.00 (e)	6/01/2067	600
500	Enterprise TE Partners	7.00 (e)	6/01/2067	476
				2,498
	Total Energy			2,716

Portfolio of Investments | 6

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Financials (2.7%)

Asset Management & Custody Banks (0.3%)

$350	Ares Capital Corp.	3.63%	1/19/2022	$350
900	Prospect Capital Corp.	5.00	7/15/2019	925
				1,275
	Life & Health Insurance (0.4%)
800	Lincoln National Corp.	3.40 (e)	5/17/2066	713
600	Prudential Financial, Inc.	5.63	6/15/2043	656
400	StanCorp Financial Group, Inc.	6.90 (e)	6/01/2067	362
				1,731
	Multi-Line Insurance (0.3%)
438	Glen Meadow Pass-Through Trust (c)	3.16 (e)	2/12/2067	385
1,000	Nationwide Mutual Insurance Co. (c)	3.42 (e)	12/15/2024	987
				1,372
	Property & Casualty Insurance (0.9%)
700	Allstate Corp.	5.75	8/15/2053	763
1,000	AmTrust Financial Services, Inc.	6.13	8/15/2023	1,009
500	HSB Group, Inc.	2.07 (e)	7/15/2027	407
750	Ironshore Holdings, Inc. (c)	8.50	5/15/2020	856
700	Oil Insurance Ltd. (c)	4.13 (e)	-(f)	602
				3,637
	Regional Banks (0.8%)
500	Compass Bank	3.88	4/10/2025	493
1,000	Cullen/Frost Capital Trust II	2.60 (e)	3/01/2034	884
1,000	Manufacturers & Traders Trust Co.	1.69 (e)	12/01/2021	985
1,000	SunTrust Capital I	1.71 (e)	5/15/2027	880
				3,242
	Total Financials			11,257
	Health Care (0.1%)
	Health Care Facilities (0.1%)
300	Community Health Systems, Inc.	6.88	2/01/2022	249
	Real Estate (0.1%)
	Real Estate Development (0.1%)
300	Crescent Communities, LLC & Crescent
	Ventures, Inc. (c)	8.88	10/15/2021	317
	Utilities (0.4%)
	Electric Utilities (0.3%)
983	NextEra Energy Capital Holdings, Inc.	6.65 (e)	6/15/2067	895
600	PPL Capital Funding, Inc.	3.82 (e)	3/30/2067	580
				1,475
	Multi-Utilities (0.1%)
475	WEC Energy Group, Inc.	6.25 (e)	5/15/2067	447
	Total Utilities			1,922
	Total Corporate Obligations (cost: $16,582)			17,044

EURODOLLAR AND YANKEE OBLIGATIONS (0.3%)

Financials (0.1%)

Property & Casualty Insurance (0.1%)

250 QBE Capital Funding III Ltd. (c)	7.25	5/24/2041	281

7 | USAA First Start Growth Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Materials (0.2%)

Commodity Chemicals (0.2%)

$1,000	Braskem Finance Ltd.	6.45%	2/03/2024	$1,070
	Total Eurodollar and Yankee Obligations (cost: $1,262)			1,351
	ASSET-BACKED SECURITIES (0.2%)
	Financials (0.2%)
	Asset-Backed Financing (0.2%)
350	Avis Budget Rental Car Funding AESOP, LLC
233	(c)	2.96	7/20/2020	352
	Avis Budget Rental Car Funding AESOP, LLC
	(c)	3.75	7/20/2020	235
200	Navient Student Loan Trust	2.49 (e)	8/25/2050	196
				783
	Total Financials			783
	Total Asset-Backed Securities (cost: $758)			783
	COLLATERALIZED MORTGAGE OBLIGATIONS (0.2%)
	Financials (0.2%)
810	Structured Asset Mortgage Investments, Inc.
	(cost: $775)	1.49 (e)	7/19/2035	750
	COMMERCIAL MORTGAGE SECURITIES (1.4%)
	Financials (1.4%)
	Commercial Mortgage-Backed Securities (1.3%)
500	Banc of America Commercial Mortgage, Inc.	6.49	2/10/2051	506
1,000	Bear Stearns Commercial Mortgage Securities,
	Inc. (c)	5.66	9/11/2041	973
113	Commercial Mortgage Trust	5.38	12/10/2046	113
900	FREMF Mortgage Trust (c)	3.68	8/25/2045	921
407	GE Capital Commercial Mortgage Corp.	5.45	11/10/2045	406
275	GE Capital Commercial Mortgage Corp.	5.61	12/10/2049	274
69	GMAC Commercial Mortgage Securities, Inc.	4.97	12/10/2041	70
250	GMAC Commercial Mortgage Securities, Inc.	4.98	12/10/2041	256
1,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corp.	6.14	4/17/2045	772
553	J.P. Morgan Chase Commercial Mortgage
	Securities Corp.	5.37	5/15/2047	553
500	ML-CFC Commercial Mortgage Trust	6.07	8/12/2049	501
				5,345
	Interest-Only Commercial Mortgage-Backed Securities (0.1%)
3,239	CSAIL Commercial Mortgage Trust (a)	1.98	1/15/2049	368
2,788	UBS Commercial Mortgage Trust (a),(c)	2.27	5/10/2045	236
				604
	Total Financials			5,949
	Total Commercial Mortgage Securities (cost: $6,049)			5,949

Portfolio of Investments | 8

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

U.S. GOVERNMENT AGENCY ISSUES (4.5%)(g)

Collateralized Mortgage Obligations (0.2%)

$1,000	Freddie Mac (+)	3.51%	4/25/2030	$1,039
	Mortgage-Backed Pass-Through Securities (4.3%)
1,800	Freddie Mac (+)	3.00	4/01/2046	1,799
8,479	Freddie Mac (+)	3.00	6/01/2046	8,476
7,211	Freddie Mac (+)	3.50	4/01/2046	7,423
				17,698
	Total U.S. Government Agency Issues (cost: $19,105)			18,737

U.S. TREASURY SECURITIES (10.0%)

Bonds (10.0%)

5,000	1.13%, 2/28/2021			4,902
1,970	1.63%, 8/15/2022			1,944
390	1.63%, 11/15/2022			384
10,000	1.63%, 4/30/2023			9,794
1,000	2.75%, 11/15/2023			1,043
800	2.38%, 8/15/2024			813
1,000	2.25%, 11/15/2024			1,007
4,000	1.63%, 2/15/2026			3,799
4,300	3.15%, 8/15/2044 (STRIPS Principal)(h)			1,872
9,500	3.13%, 8/15/2044			9,820
2,000	3.00%, 11/15/2044			2,019
4,200	3.00%, 5/15/2045			4,235
				41,632
	Total U.S. Treasury Securities (cost: $41,092)			41,632
	CONVERTIBLE SECURITIES (0.1%)
	Materials (0.1%)
300	Pretium Resources, Inc. (c) (cost: $298)	2.25	3/15/2022	296
	Total Materials			296
	Total Bonds (cost: $85,921)			86,542

Number

of Shares

MONEY MARKET INSTRUMENTS (6.5%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (6.5%)

State Street Institutional Treasury Money Market Fund Premier Class, 0.64% (j)
26,950,676 (cost: $26,951)	26,951

9 | USAA First Start Growth Fund

Market
Number	Value
of Shares Security	(000)

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.0%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.0%)

31,700 Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.64%(j)					$32
32,700 Western Asset Institutional Government Reserves Fund, 0.67%(j)					32
Total Short-Term Investments Purchased with Cash Collateral from Securities Loaned
(cost: $64)					64
Total Investments (cost: $372,664)					$414,122
($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1		LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$137,135	$	— $	34	$137,169
Preferred Stocks	—		3,850	100	3,950
Exchange-Traded Funds	158,535		—	—	158,535
Precious Metals and Commodity-Related
Securities:
Exchange-Traded Funds	911		—	—	911
Bonds:
Corporate Obligations	—		17,044	—	17,044
Eurodollar and Yankee Obligations	—		1,351	—	1,351
Asset-Backed Securities	—		783	—	783
Collateralized Mortgage Obligations	—		750	—	750
Commercial Mortgage Securities	—		5,949	—	5,949
U.S. Government Agency Issues	—		18,737	—	18,737
U.S. Treasury Securities	39,760		1,872	—	41,632
Convertible Securities	—		296	—	296
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	26,951		—	—	26,951
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned	64		—	—	64
Total	$363,356		$50,632 $	134	$414,122

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

Portfolio of Investments | 10

RECONCILIATION OF LEVEL 3 INVESTMENTS

($ in 000s)	Common Stocks	Preferred Stocks
Balance as of July 31, 2016	$15	$125
Purchases	-	-
Sales	-	-
Transfers into Level 3	-	-
Transfers out of Level 3	-	-
Net realized gain (loss) on investments	-	-
Change in net unrealized appreciation/(depreciation) of	19	(25)
investments

Balance as of April 30, 2017	$34	$100

For the period of August 1, 2016, through April 30, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

11 | USAA First Start Growth Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

April 30, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the USAA First Start Growth Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value

12 | USAA First Start Growth Fund

hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6.Repurchase agreements are valued at cost.

7.Securities lending - The Fund, through its securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities

13 | USAA First Start Growth Fund

loaned. Risks to the Fund in securities lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short- term investments will be less than the amount of cash collateral required to be returned to the borrower.

8.Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

9.Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and asked prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

10.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

Notes to Portfolio of Investments | 14

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category are primarily supported by a discounted prior tender offer and last trade price. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when- issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D.As of April 30, 2017, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of April 30, 2017, were

$45,910,000 and $4,452,000, respectively, resulting in net unrealized appreciation of $41,458,000.

E.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $415,161,000 at April 30, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 31.8% of net assets at April 30, 2017.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

F.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

15 | USAA First Start Growth Fund

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager is currently evaluating the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for the amendments to Regulation S-X is August 1, 2017, with other staggered compliance dates extending through December 2018.

CATEGORIES AND DEFINITIONS

Eurodollar and Yankee obligations – Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

Asset-backed and commercial mortgage-backed securities – Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

Collateralized mortgage obligations (CMOs) – Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage- related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities, but such maturities can be difficult to predict because of the effect of prepayments.

Interest-only commercial mortgage-backed securities (CMBS IOs) – Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

Notes to Portfolio of Investments | 16

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT	Real estate investment trust - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.
STRIPS	Separate trading of registered interest and principal of securities

SPECIFIC NOTES

(a)Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at April 30, 2017, was $738,000, which represented 0.2% of the Fund's net assets.

(b)Security was fair valued at April 30, 2017, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $134,000, which represented less than 0.1% of the Fund's net assets.

(c)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(d)The security, or a portion thereof , was out on loan as of April 30, 2017.

(e)Variable-rate or floating-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at April 30, 2017.

(f)Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

17 | USAA First Start Growth Fund

(g)U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

(h)Zero-coupon security. Rate represents the effective yield at the date of purchase.

(i)Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the weighted average interest rate of all contracts within the loan facility. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at April 30, 2017. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(j)Rate represents the money market fund annualized seven-day yield at April 30, 2017.

(k)At April 30, 2017, the issuer was in default with respect to interest and/or principal payments.

*Non-income-producing security.

Notes to Portfolio of Investments | 18

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA GROWTH FUND

APRIL 30, 2017

(Form N-Q)

48488-0617	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Growth Fund

April 30, 2017 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY SECURITIES (98.4%)

COMMON STOCKS (98.4%)

Consumer Discretionary (14.4%)

Advertising (0.7%)

701,844	Interpublic Group of Companies, Inc.	$16,543
	Apparel Retail (1.3%)
222,025	Foot Locker, Inc.	17,171
229,192	Ross Stores, Inc.	14,898
		32,069
	Automotive Retail (1.2%)
22,518	AutoZone, Inc.*	15,587
60,776	O'Reilly Automotive, Inc.*	15,081
		30,668
	Broadcasting (1.3%)
598,147	Discovery Communications, Inc. "A"*	17,215
218,489	Scripps Networks Interactive "A"	16,325
		33,540
	General Merchandise Stores (0.6%)
217,296	Dollar General Corp.	15,800
	Home Improvement Retail (0.7%)
114,646	Home Depot, Inc.	17,896
	Hotels, Resorts & Cruise Lines (0.7%)
275,307	Carnival Corp.	17,006
	Internet & Direct Marketing Retail (4.6%)
123,621	Amazon.com, Inc.*	114,348
	Restaurants (2.6%)
210,887	Darden Restaurants, Inc.	17,966
608,037	Yum China Holdings, Inc.*	20,746
416,643	Yum! Brands, Inc.	27,394
		66,106
	Specialty Stores (0.7%)
342,558	Dick's Sporting Goods, Inc.	17,316
	Total Consumer Discretionary	361,292
	Consumer Staples (9.4%)
	Drug Retail (0.7%)
210,662	CVS Health Corp.	17,367
	Food Retail (0.6%)
519,155	Kroger Co.	15,393

1 | USAA Growth Fund

		Market
Number		Value
of Shares	Security	(000)
	Household Products (2.0%)
566,149	Procter & Gamble Co.	$49,441
	Packaged Foods & Meat (2.0%)
3,556,033	Danone ADR	50,069
	Soft Drinks (4.1%)
1,131,619	Coca-Cola Co.	48,829
1,189,565	Monster Beverage Corp.*	53,983
		102,812
	Total Consumer Staples	235,082
	Energy (1.3%)
	Oil & Gas Equipment & Services (1.3%)
447,742	Schlumberger Ltd.	32,502
	Financials (6.2%)
	Asset Management & Custody Banks (2.4%)
865,674	SEI Investments Co.	43,898
228,484	T. Rowe Price Group, Inc.	16,197
		60,095
	Consumer Finance (1.5%)
480,479	American Express Co.	38,078
	Financial Exchanges & Data (1.0%)
151,419	FactSet Research Systems, Inc.	24,721
	Investment Banking & Brokerage (0.6%)
377,441	Charles Schwab Corp.	14,664
	Life & Health Insurance (0.7%)
157,350	Prudential Financial, Inc.	16,841
	Total Financials	154,399
	Health Care (16.9%)
	Biotechnology (5.4%)
278,511	Amgen, Inc.	45,486
61,140	Biogen, Inc.*	16,582
128,342	Celgene Corp.*	15,921
246,133	Gilead Sciences, Inc.	16,872
104,921	Regeneron Pharmaceuticals, Inc.*	40,761
		135,622
	Health Care Distributors (1.2%)
201,915	Cardinal Health, Inc.	14,657
105,641	McKesson Corp.	14,609
		29,266
	Health Care Equipment (2.3%)
407,871	Hologic, Inc.*	18,415
114,473	Varex Imaging Corp.*	3,842
376,168	Varian Medical Systems, Inc.*	34,134
		56,391
	Health Care Services (0.6%)
256,044	Express Scripts Holding Co.*	15,706
	Health Care Technology (1.5%)
599,234	Cerner Corp.*	38,800
	Managed Health Care (2.0%)
125,074	Aetna, Inc.	16,894

Portfolio of Investments | 2

		Market
Number		Value
of Shares	Security	(000)
92,895	Anthem, Inc.	$16,525
111,693	Cigna Corp.	17,465
		50,884
	Pharmaceuticals (3.9%)
329,355	Merck & Co., Inc.	20,529
392,128	Novartis AG ADR	30,206
1,192,021	Novo Nordisk A/S ADR	46,107
		96,842
	Total Health Care	423,511
	Industrials (10.1%)
	Aerospace & Defense (0.6%)
87,861	Boeing Co.	16,239
	Agricultural & Farm Machinery (1.6%)
355,717	Deere & Co.	39,702
	Air Freight & Logistics (3.4%)
831,258	Expeditors International of Washington, Inc.	46,625
355,165	United Parcel Service, Inc. "B"	38,166
		84,791
	Airlines (1.3%)
171,730	Alaska Air Group, Inc.	14,613
308,081	Southwest Airlines Co.	17,320
		31,933
	Building Products (0.7%)
480,611	Masco Corp.	17,792
	Construction Machinery & Heavy Trucks (0.6%)
103,811	Cummins, Inc.	15,669
	Electrical Components & Equipment (0.6%)
104,618	Rockwell Automation, Inc.	16,462
	Industrial Machinery (1.3%)
117,164	Illinois Tool Works, Inc.	16,179
116,524	Stanley Black & Decker, Inc.	15,865
		32,044
	Total Industrials	254,632
	Information Technology (39.4%)
	Application Software (3.4%)
556,801	Autodesk, Inc.*	50,151
198,627	Citrix Systems, Inc.*	16,077
243,903	Synopsys, Inc.*	17,976
		84,204
	Communications Equipment (4.3%)
2,245,730	Cisco Systems, Inc.	76,512
111,899	F5 Networks, Inc.*	14,449
580,671	Juniper Networks, Inc.	17,461
		108,422
	Data Processing & Outsourced Services (4.3%)
134,978	Automatic Data Processing, Inc.	14,104
326,733	Total System Services, Inc.	18,725
837,850	Visa, Inc. "A"	76,429
		109,258
	Home Entertainment Software (0.7%)
197,366	Electronic Arts, Inc.*	18,714

3 | USAA Growth Fund

		Market
Number		Value
of Shares	Security	(000)
	Internet Software & Services (12.8%)
708,800	Alibaba Group Holding Ltd. ADR*	$81,867
67,788	Alphabet, Inc. "A"*	62,671
55,680	Alphabet, Inc. "C"*	50,444
835,435	Facebook, Inc. "A"*	125,524
		320,506
	IT Consulting & Other Services (0.6%)
94,717	International Business Machines Corp.	15,182
	Semiconductor Equipment (1.5%)
466,899	Applied Materials, Inc.	18,960
132,729	Lam Research Corp.	19,226
		38,186
	Semiconductors (3.8%)
95,769	Analog Devices, Inc.	7,297
960,291	QUALCOMM, Inc.	51,606
190,402	Skyworks Solutions, Inc.	18,991
219,802	Texas Instruments, Inc.	17,404
		95,298
	Systems Software (5.9%)
899,996	Microsoft Corp.	61,614
1,906,539	Oracle Corp.	85,718
		147,332
	Technology Hardware, Storage, & Peripherals (2.1%)
126,550	Apple, Inc.	18,179
382,835	NetApp, Inc.	15,256
209,176	Western Digital Corp.	18,631
		52,066
	Total Information Technology	989,168
	Materials (0.7%)
	Diversified Chemicals (0.7%)
287,625	Dow Chemical Co.	18,063
	Total Common Stocks	2,468,649
	Total Equity Securities (cost: $1,582,371)	2,468,649

MONEY MARKET INSTRUMENTS (1.5%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.5%)

State Street Institutional Treasury Money Market Fund Premier Class, 0.64%(a)
37,109,992 (cost: $37,110)	37,110
Total Investments (cost: $1,619,481)	$2,505,759

Portfolio of Investments | 4

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3		Total
Equity Securities:
Common Stocks	$2,468,649	$	— $	— $	2,468,649
Money Market Instruments:
Government & U.S. Treasury
Money Market Funds	37,110		—	—	37,110
Total	$2,505,759	$	— $	— $	2,505,759

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of August 1, 2016, through April 30, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

5 | USAA Growth Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

April 30, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the USAA Growth Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic

946.The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Growth Fund Shares (Fund Shares) and Growth Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

6 | USAA Growth Fund

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s) will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Repurchase agreements are valued at cost.

7 | USAA Growth Fund

6.Securities lending - The Fund, through its securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short- term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund had no securities out on loan as of April 30, 2017.

7.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

Notes to Portfolio of Investments | 8

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.As of April 30, 2017, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of April 30, 2017, were $902,870,000 and $16,592,000, respectively, resulting in net unrealized appreciation of $886,278,000.

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $2,507,190,000 at April 30, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 8.3% of net assets at April 30, 2017.

E.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange

Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager is currently evaluating the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for the amendments to Regulation S-X is August 1, 2017, with other staggered compliance dates extending through December 2018.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a)Rate represents the money market fund annualized seven-day yield at April 30, 2017. * Non-income-producing security.

9 | USAA Growth Fund

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA GROWTH & INCOME FUND

APRIL 30, 2017

(Form N-Q)

48489-0617	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Growth & Income Fund

April 30, 2017 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY SECURITIES (97.6%)

COMMON STOCKS (97.6%)

Consumer Discretionary (17.8%)

Apparel, Accessories & Luxury Goods (0.4%)

332,400	Hanesbrands, Inc.	$7,250
	Cable & Satellite (0.8%)
342,200	Comcast Corp. "A"	13,411
	Casinos & Gaming (2.6%)
341,610	Las Vegas Sands Corp.	20,151
779,900	MGM Resorts International	23,951
		44,102
	General Merchandise Stores (0.4%)
95,500	Dollar General Corp.	6,944
	Home Improvement Retail (1.5%)
115,890	Home Depot, Inc.	18,090
88,500	Lowe's Companies, Inc.	7,512
		25,602
	Homebuilding (1.1%)
318,000	CalAtlantic Group, Inc.	11,518
3,291	NVR, Inc.*	6,948
		18,466
	Hotels, Resorts & Cruise Lines (5.7%)
184,300	Carnival Corp.	11,384
91,700	Hilton Worldwide Holdings, Inc.	5,408
792,400	Norwegian Cruise Line Holdings Ltd.*	42,734
357,300	Royal Caribbean Cruises Ltd.	38,088
		97,614
	Housewares & Specialties (0.4%)
138,000	Newell Rubbermaid, Inc.	6,588
	Internet & Direct Marketing Retail (1.9%)
34,810	Amazon.com, Inc.*	32,199
	Leisure Facilities (0.3%)
304,500	SeaWorld Entertainment, Inc.	5,338
	Movies & Entertainment (1.6%)
307,500	Twenty-First Century Fox, Inc. "A"	9,391
165,600	Walt Disney Co.	19,143
		28,534
	Restaurants (0.3%)
10,000	Chipotle Mexican Grill, Inc.*(a)	4,745

1 | USAA Growth & Income Fund

		Market
Number		Value
of Shares	Security	(000)
	Specialty Stores (0.8%)
96,590	Tiffany & Co.	$8,853
16,000	Ulta Beauty, Inc.*	4,503
		13,356
	Total Consumer Discretionary	304,149
	Consumer Staples (6.3%)
	Drug Retail (1.5%)
192,775	CVS Health Corp.	15,892
115,860	Walgreens Boots Alliance, Inc.	10,027
		25,919
	Food Retail (0.7%)
380,000	Kroger Co.	11,267
	Household Products (0.4%)
83,215	Procter & Gamble Co.	7,267
	Hypermarkets & Super Centers (0.6%)
125,000	Wal-Mart Stores, Inc.	9,397
	Packaged Foods & Meat (1.2%)
250,000	Blue Buffalo Pet Products, Inc.*	6,163
162,500	Kraft Heinz Co.	14,688
		20,851
	Soft Drinks (0.8%)
224,700	Coca-Cola European Partners plc	8,678
48,700	PepsiCo, Inc.	5,517
		14,195
	Tobacco (1.1%)
141,400	Altria Group, Inc.	10,150
77,700	Philip Morris International, Inc.	8,612
		18,762
	Total Consumer Staples	107,658
	Energy (7.6%)
	Integrated Oil & Gas (1.6%)
272,300	BP plc ADR	9,346
93,300	Chevron Corp.	9,955
137,200	Occidental Petroleum Corp.	8,443
		27,744
	Oil & Gas Drilling (0.3%)
200,000	Patterson-UTI Energy, Inc.	4,329
	Oil & Gas Equipment & Services (0.9%)
592,200	Fairmount Santrol Holdings, Inc.*	3,056
252,650	Halliburton Co.	11,591
		14,647
	Oil & Gas Exploration & Production (4.3%)
380,000	Antero Resources Corp.*	8,052
250,000	Cabot Oil & Gas Corp.	5,810
151,540	Cimarex Energy Co.	17,682
213,300	ConocoPhillips	10,219
195,000	EOG Resources, Inc.	18,037
192,600	Hess Corp.	9,405
817,351	Kosmos Energy Ltd.*	4,912
		74,117

Portfolio of Investments | 2

		Market
Number		Value
of Shares	Security	(000)
	Oil & Gas Refining & Marketing (0.5%)
107,700	Phillips 66	$8,569
	Total Energy	129,406
	Financials (19.7%)
	Asset Management & Custody Banks (2.6%)
116,122	Ameriprise Financial, Inc.	14,846
252,500	Bank of New York Mellon Corp.	11,883
236,400	Invesco Ltd.	7,787
120,800	State Street Corp.	10,135
		44,651
	Consumer Finance (2.6%)
139,700	American Express Co.	11,071
104,900	Capital One Financial Corp.	8,432
130,800	Discover Financial Services	8,187
491,520	Navient Corp.	7,471
759,920	SLM Corp.*	9,529
		44,690
	Diversified Banks (4.9%)
1,222,526	Bank of America Corp.	28,534
257,550	Citigroup, Inc.	15,226
172,985	JPMorgan Chase & Co.	15,050
250,000	U.S. Bancorp	12,820
210,135	Wells Fargo & Co.	11,314
		82,944
	Insurance Brokers (0.3%)
44,600	Willis Towers Watson plc	5,915
	Investment Banking & Brokerage (2.4%)
397,900	Charles Schwab Corp.	15,458
208,047	E*Trade Financial Corp.*	7,188
430,700	Morgan Stanley	18,680
		41,326
	Multi-Line Insurance (0.6%)
154,955	American International Group, Inc.	9,438
	Multi-Sector Holdings (0.6%)
58,400	Berkshire Hathaway, Inc. "B"*	9,648
	Property & Casualty Insurance (2.4%)
100,000	Allstate Corp.	8,129
184,900	FNF Group	7,572
612,600	XL Group Ltd.	25,637
		41,338
	Regional Banks (1.6%)
948,400	KeyCorp	17,299
83,450	PNC Financial Services Group, Inc.	9,993
		27,292
	Specialized Finance (1.2%)
177,070	CME Group, Inc.	20,574
	Thrifts & Mortgage Finance (0.5%)
578,700	New York Community Bancorp, Inc.	7,691
	Total Financials	335,507
	Health Care (11.5%)
	Biotechnology (0.8%)
58,280	Amgen, Inc.	9,518

3 | USAA Growth & Income Fund

		Market
Number		Value
of Shares	Security	(000)
15,284	Biogen, Inc.*	$4,145
		13,663
	Health Care Distributors (0.5%)
130,400	Cardinal Health, Inc.	9,466
	Health Care Equipment (3.2%)
90,000	Danaher Corp.	7,500
536,000	Hologic, Inc.*	24,200
128,800	Medtronic plc	10,702
162,000	NuVasive, Inc.*	11,747
		54,149
	Health Care Services (0.5%)
132,700	Express Scripts Holding Co.*	8,140
	Managed Health Care (2.5%)
66,628	Anthem, Inc.	11,852
59,360	Cigna Corp.	9,282
128,200	UnitedHealth Group, Inc.	22,420
		43,554
	Pharmaceuticals (4.0%)
50,615	Allergan plc	12,343
57,300	Bayer AG ADR	7,130
146,780	Johnson & Johnson	18,123
105,775	Merck & Co., Inc.	6,593
306,082	Pfizer, Inc.	10,382
147,400	Sanofi ADR	6,972
198,757	Teva Pharmaceutical Industries Ltd. ADR	6,277
		67,820
	Total Health Care	196,792
	Industrials (14.2%)
	Aerospace & Defense (2.8%)
65,360	Boeing Co.	12,080
35,800	General Dynamics Corp.	6,938
322,500	Spirit AeroSystems Holdings, Inc. "A"	18,434
90,105	United Technologies Corp.	10,722
		48,174
	Agricultural & Farm Machinery (0.2%)
29,900	Deere & Co.	3,337
	Air Freight & Logistics (0.7%)
62,055	FedEx Corp.	11,772
	Airlines (2.1%)
287,625	Southwest Airlines Co.	16,171
293,380	United Continental Holdings, Inc.*	20,598
		36,769
	Building Products (1.6%)
411,075	Johnson Controls International plc	17,088
169,400	Owens Corning, Inc.	10,308
		27,396
	Environmental & Facilities Services (0.7%)
186,700	Republic Services, Inc.	11,760
	Industrial Conglomerates (0.9%)
113,730	Honeywell International, Inc.	14,915
	Industrial Machinery (1.4%)
100,000	Illinois Tool Works, Inc.	13,809

Portfolio of Investments | 4

		Market
Number		Value
of Shares	Security	(000)
75,200	Stanley Black & Decker, Inc.	$10,238
		24,047
	Railroads (3.4%)
251,500	Canadian Pacific Railway Ltd.	38,542
250,000	CSX Corp.	12,710
70,500	Kansas City Southern	6,350
		57,602
	Research & Consulting Services (0.4%)
162,600	Nielsen Holdings plc	6,688
	Total Industrials	242,460
	Information Technology (15.8%)
	Application Software (1.4%)
122,200	Adobe Systems, Inc.*	16,343
90,000	Citrix Systems, Inc.*	7,285
		23,628
	Communications Equipment (0.4%)
200,000	Juniper Networks, Inc.	6,014
	Data Processing & Outsourced Services (1.0%)
195,960	Visa, Inc. "A"	17,876
	Internet Software & Services (2.8%)
31,416	Alphabet, Inc. "A"*	29,045
122,100	Facebook, Inc. "A"*	18,345
		47,390
	Semiconductor Equipment (1.3%)
264,000	Applied Materials, Inc.	10,721
55,000	Lam Research Corp.	7,967
125,750	Versum Materials, Inc.	4,026
		22,714
	Semiconductors (3.7%)
106,672	Broadcom Ltd.	23,554
143,200	Microchip Technology, Inc.	10,823
87,500	NXP Semiconductors N.V.*	9,253
193,500	QUALCOMM, Inc.	10,399
119,100	Texas Instruments, Inc.	9,430
		63,459
	Systems Software (3.1%)
489,835	Microsoft Corp.	33,534
430,865	Oracle Corp.	19,372
		52,906
	Technology Hardware, Storage, & Peripherals (2.1%)
198,850	Apple, Inc.	28,565
375,000	HP, Inc.	7,057
		35,622
	Total Information Technology	269,609
	Materials (3.7%)
	Commodity Chemicals (0.4%)
73,500	LyondellBasell Industries N.V. "A"	6,230
	Construction Materials (1.4%)
146,800	CRH plc ADR	5,332
156,190	Vulcan Materials Co.	18,880
		24,212

5 | USAA Growth & Income Fund

		Market
Number		Value
of Shares	Security	(000)
	Diversified Chemicals (0.6%)
129,800	E.I. du Pont de Nemours & Co.	$10,351
	Fertilizers & Agricultural Chemicals (0.3%)
71,000	FMC Corp.	5,199
	Industrial Gases (0.6%)
72,400	Air Products & Chemicals, Inc.	10,172
	Specialty Chemicals (0.4%)
89,000	Celanese Corp. "A"	7,747
	Total Materials	63,911
	Telecommunication Services (1.0%)
	Integrated Telecommunication Services (0.4%)
143,940	Verizon Communications, Inc.	6,608
	Wireless Telecommunication Services (0.6%)
142,500	T-Mobile US, Inc.*	9,586
	Total Telecommunication Services	16,194
	Total Common Stocks	1,665,686
	Total Equity Securities (cost: $1,178,036)	1,665,686

MONEY MARKET INSTRUMENTS (3.0%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (3.0%)

State Street Institutional Treasury Money Market Fund Premier Class, 0.64%(b)
50,693,310 (cost:$50,693)	50,693

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.1%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.1%)

44,880 Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.64%(b)					45
2,163,216 Western Asset Institutional Government Reserves Fund, 0.67%(b)					2,163
Total Short-Term Investments Purchased with Cash Collateral from Securities Loaned
(cost: $2,208)					2,208
Total Investments (cost: $1,230,937)					$1,718,587
($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1		LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$1,665,686	$	— $	— $	1,665,686
Money Market Instruments:
Government & U.S. Treasury
Money Market Funds	50,693		—	—	50,693
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned	2,208		—	—	2,208
Total	$1,718,587	$	— $	— $	1,718,587

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of August 1, 2016, through April 30, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 6

NOTES TO PORTFOLIO

OF INVESTMENTS

April 30, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the USAA Growth & Income Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: Growth & Income Fund Shares (Fund Shares), Growth

&Income Fund Institutional Shares (Institutional Shares), and Growth & Income Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of- funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation

Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

7 | USAA Growth & Income Fund

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s) will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

Notes to Portfolio of Investments | 8

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6.Repurchase agreements are valued at cost.

7.Securities lending - The Fund, through its securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short- term investments will be less than the amount of cash collateral required to be returned to the borrower.

8.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the

9 | USAA Growth & Income Fund

measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.As of April 30, 2017, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of April 30, 2017, were $507,917,000 and $20,267,000, respectively, resulting in net unrealized appreciation of $487,650,000.

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,705,809,000 at April 30, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 6.9% of net assets at April 30, 2017.

E.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange

Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager is currently evaluating the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for the amendments to Regulation S-X is August 1, 2017, with other staggered compliance dates extending through December 2018.

Notes to Portfolio of Investments | 10

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a)The security, or a portion thereof, was out on loan as of April 30, 2017.

(b)Rate represents the money market fund annualized seven-day yield at April 30, 2017. * Non-income-producing security.

11 | USAA Growth & Income Fund

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA HIGH INCOME FUND

APRIL 30, 2017

(Form N-Q)

48486-0617	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA High Income Fund

April 30, 2017 (unaudited)

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

BONDS (87.2%)

CORPORATE OBLIGATIONS (62.8%)

Consumer Discretionary (10.7%)

Advertising (1.2%)

$1,000	Acosta, Inc. (a)	7.75%	10/01/2022	$853
1,000	Advantage Sales & Marketing, Inc. (b)	7.50	7/25/2022	959
5,000	Checkout Holding Corp. (b)	7.75	4/11/2022	3,812
21,000	Clear Channel Worldwide Holdings, Inc.	7.63	3/15/2020	20,947
				26,571
	Apparel Retail (0.8%)
10,000	L Brands, Inc.	6.95	3/01/2033	9,600
2,500	L Brands, Inc.	6.75	7/01/2036	2,435
2,362	L Brands, Inc.	7.60	7/15/2037	2,344
3,000	The Men's Wearhouse, Inc.	7.00	7/01/2022	2,625
				17,004
	Auto Parts & Equipment (0.2%)
1,500	Midas Intermediate Holdco II, LLC & Midas
	Intermediate Holdco II Finance, Inc. (a)	7.88	10/01/2022	1,571
3,000	TI Group Automotive Systems, LLC (a)	8.75	7/15/2023	3,225
				4,796
	Broadcasting (0.3%)
2,240	iHeartCommunications, Inc. (b)	7.74	1/30/2019	1,920
4,310	iHeartCommunications, Inc. (b)	8.49	7/30/2019	3,683
				5,603
	Cable & Satellite (2.9%)
5,000	Cablevision Systems Corp.	8.00	4/15/2020	5,597
5,000	CCO Holdings, LLC & CCO Holdings Capital
5,000	Corp.	5.75	1/15/2024	5,275
	CCO Holdings, LLC & CCO Holdings Capital
	Corp. (a)	5.75	2/15/2026	5,323
5,500	CCO Holdings, LLC & CCO Holdings Capital
5,000	Corp. (a)	5.50	5/01/2026	5,785
	CCO Holdings, LLC & CCO Holdings Capital
	Corp. (a)	5.13	5/01/2027	5,113
5,000	CSC Holdings, LLC (a)	10.13	1/15/2023	5,812
25,000	CSC Holdings, LLC (a)	10.88	10/15/2025	30,094
				62,999
	Casinos & Gaming (1.4%)
9,675	Caesar's Entertainment Resort Properties,
2,000	LLC (b)	7.00	10/11/2020	9,723
	Eldorado Resorts, Inc.	7.00	8/01/2023	2,168
7,500	Golden Nugget Escrow, Inc. (a)	8.50	12/01/2021	8,044
2,472	Inn of the Mountain Gods Resort & Casino (a)	9.25	11/30/2020	2,249
2,000	Isle of Capri Casinos	8.88	6/15/2020	2,060

1 | USAA High Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$2,000	Scientific Games International, Inc. (a)	7.00%	1/01/2022	$2,146
3,000	Scientific Games International, Inc.	10.00	12/01/2022	3,266
				29,656
	Department Stores (0.6%)
5,000	J.C. Penney Co., Inc.	5.65	6/01/2020	5,000
2,000	Neiman Marcus Group Ltd. (a)	8.00	10/15/2021	1,180
8,906	Neiman Marcus Group Ltd., LLC (b)	4.25	10/25/2020	7,130
				13,310
	Home Furnishings (0.2%)
1,000	Comfort Holding, LLC (b),(c)	11.00	1/17/2025	968
3,000	Serta Simmons Holdings, LLC (b)	6.83	11/08/2024	3,049
				4,017
	Homebuilding (0.5%)
2,000	Beazer Homes USA, Inc.	8.75	3/15/2022	2,230
5,000	Kb Home Co.	7.63	5/15/2023	5,562
3,000	M/I Homes, Inc.	6.75	1/15/2021	3,158
				10,950
	Hotels, Resorts & Cruise Lines (0.2%)
1,000	Diamond Resorts International, Inc. (a)	7.75	9/01/2023	1,070
3,000	Hilton Worldwide Finance, LLC (a)	4.88	4/01/2027	3,083
				4,153
	Leisure Facilities (0.2%)
3,000	Clubcorp Club Operations (a)	8.25	12/15/2023	3,285
	Movies & Entertainment (0.4%)
3,000	AMC Entertainment Holdings, Inc. (a)	5.88	11/15/2026	3,062
3,000	AMC Entertainment Holdings, Inc. (a)	6.13	5/15/2027	3,071
3,000	National Cinemedia, LLC	5.75	8/15/2026	3,075
				9,208
	Publishing (0.1%)
2,970	Cengage Learning Acquisitions, Inc. (b)	5.25	6/07/2023	2,863
	Restaurants (0.4%)
4,000	NPC International, Inc. & NPC Operating Co.,
	Inc.	10.50	1/15/2020	4,126
3,000	NPC International, Inc. & NPC Operating Co.,
	Inc. (b),(c)	8.50	3/17/2025	3,056
				7,182
	Specialized Consumer Services (0.2%)
4,864	Weight Watchers International, Inc. (b)	4.34	4/02/2020	4,633
	Specialty Stores (1.1%)
4,987	Academy Ltd. (b)	5.12	7/01/2022	3,490
7,000	Guitar Center, Inc. (a),(d)	6.50	4/15/2019	6,011
2,000	Guitar Center, Inc. (a)	9.63	4/15/2020	1,120
2,000	Petsmart, Inc. (b),(c)	4.00	3/11/2022	1,841
3,000	Petsmart, Inc. (a)	7.13	3/15/2023	2,749
9,476	Toys R Us Property Co. I, LLC (b)	6.00	8/21/2019	9,097
				24,308
	Total Consumer Discretionary			230,538
	Consumer Staples (0.8%)
	Drug Retail (0.1%)
2,000	Rite Aid Corp. (a),(d)	6.13	4/01/2023	1,990

Portfolio of Investments | 2

Principal					Market
Amount		Coupon			Value
(000)	Security		Rate	Maturity	(000)
	Food Retail (0.5%)
$3,000	Albertson's Cos., LLC & Safeway, Inc. & New
	Albertson's, Inc. & Albertson's, LLC (a)	6.63%		6/15/2024	$3,075
10,000	BI-LO, LLC & BI-LO Finance Corp. (a)	9.25		2/15/2019	8,800
					11,875
	Packaged Foods & Meat (0.2%)
3,000	Post Holdings, Inc. (a)	8.00		7/15/2025	3,427
	Total Consumer Staples				17,292
	Energy (12.1%)
	Coal & Consumable Fuels (0.7%)
5,000	Alliance Resource Operating Partners, LP /
	Alliance Resource Finance Corp. (a)	7.50		5/01/2025	5,206
5,000	Pay O Matic Corp. (e)	6.00		11/15/2018	—
2,000	Peabody Energy Corp. (a)	6.00		3/31/2022	2,048
5,000	Peabody Energy Corp. (b)	6.83		3/31/2022	5,032
2,000	Peabody Energy Corp. (a)	6.38		3/31/2025	2,038
					14,324
	Oil & Gas Drilling (0.3%)
3,000	Nabors Industries, Inc. (a)	5.50		1/15/2023	3,049
1,000	Paragon Offshore plc (a),(f)	7.25		8/15/2024	175
5,212	Schahin II Finance Co. SPV Ltd. (a),(f)	5.88		9/25/2023	651
3,000	Transocean, Inc. (g)	8.13		12/15/2021	3,135
					7,010
	Oil & Gas Equipment & Services (0.6%)
3,000	Archrock Partners, LP & Archrock Partners
	Finance Corp.	6.00		4/01/2021	3,022
2,000	Brand Energy & Infrastructure Service, Inc. (a)	8.50		12/01/2021	2,135
1,500	CSI Compressco, LP & CSI Compressco
	Finance, Inc.	7.25		8/15/2022	1,466
5,880	Weatherford Bermuda (d)	5.13		9/15/2020	5,958
					12,581
	Oil & Gas Exploration & Production (3.3%)
6,000	Bill Barrett Corp.	7.00		10/15/2022	5,760
3,000	BreitBurn Energy Partners, LP (f)	7.88		4/15/2022	1,478
6,162	California Resources Corp. (a)	8.00		12/15/2022	4,737
2,297	California Resources Corp.	6.00		11/15/2024	1,642
1,887	Chesapeake Energy Corp. (a)	8.00		12/15/2022	1,996
3,000	Chesapeake Energy Corp. (b)	8.55		8/23/2021	3,248
2,000	Comstock Resources, Inc. (h)	10.00		3/15/2020	2,060
5,000	Denbury Resources, Inc.	4.63		7/15/2023	3,450
4,000	Devon Energy Corp. (d)	5.85		12/15/2025	4,639
3,000	EP Energy, LLC & Everest Acquisition
	Finance, Inc.	7.75		9/01/2022	2,415
3,000	EV Energy Partners, LP & EV Energy Finance
	Corp. (g)	8.00		4/15/2019	2,209
3,000	Fieldwood Energy, LLC (b)	8.38		9/30/2020	2,364
1,950	Halcon Resources Corp. (a),(f)	12.00		2/15/2022	2,279
2,000	Murphy Oil Corp.	6.88		8/15/2024	2,135
5,000	Newfield Exploration Co.	5.38		1/01/2026	5,269
1,000	Northern Oil and Gas, Inc.	8.00		6/01/2020	829
500	Northern Oil and Gas, Inc.	8.00		6/01/2020	404
2,000	PDC Energy, Inc.	7.75		10/15/2022	2,110
4,126	Quicksilver Resources, Inc. (b),(f)	7.00		6/21/2019	83
3,000	Resolute Energy Corp.	8.50		5/01/2020	3,067
4,408	Rex Energy Corp., 8.00%, 10/01/2017	1.00	(i)	10/01/2020	2,204
1,000	RSP Permian, Inc. (a)	5.25		1/15/2025	1,020
7,000	Sandridge Energy, Inc. (e)	7.50		2/15/2023	—

3 | USAA High Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$3,000	Southwestern Energy Co.	4.10%	3/15/2022	$2,820
7,000	Southwestern Energy Co.	6.70	1/23/2025	7,000
1,000	Triangle USA Petroleum Corp. (a),(e),(f),(j)	6.75	7/15/2022	290
3,000	Wildhorse Resource Dev. Corp. (a)	6.88	2/01/2025	2,887
2,500	WPX Energy, Inc.	8.25	8/01/2023	2,800
				71,195
	Oil & Gas Refining & Marketing (0.9%)
5,000	Cheniere Corpus Christi Holdings, LLC (a)	5.88	3/31/2025	5,344
4,000	CITGO Petroleum Corp. (a)	6.25	8/15/2022	4,100
5,000	Northern Tier Energy, LLC & Northern Tier
	Finance Corp.	7.13	11/15/2020	5,197
5,000	PBF Holding Co., LLC/ PBF Finance Corp. (d)	7.00	11/15/2023	5,100
				19,741
	Oil & Gas Storage & Transportation (6.3%)
5,000	Blue Racer Midstream, LLC & Blue Racer
	Finance Corp. (a)	6.13	11/15/2022	5,150
10,000	Boardwalk Pipelines, LP	4.95	12/15/2024	10,673
2,000	Cheniere Corpus Christi Holdings, LLC (a)	7.00	6/30/2024	2,245
15,000	DCP Midstream, LLC (a)	5.85	5/21/2043	14,400
2,500	Energy Transfer Equity, LP	7.50	10/15/2020	2,830
5,000	Energy Transfer Partners, LP	4.05 (k)	11/01/2066	4,294
12,915	Enterprise Products Operating, LLC	7.00 (k)	6/01/2067	12,302
9,000	Enterprise Products Operating, LLC	7.03	1/15/2068	9,337
3,000	Enterprise TE Partners	7.00 (k)	6/01/2067	2,858
3,000	Holly Energy Partners, LP (a)	6.00	8/01/2024	3,188
5,061	Kinder Morgan Inc.	7.80	8/01/2031	6,448
5,000	Martin Midstream Partners, LP & Martin
	Midstream Finance Corp.	7.25	2/15/2021	5,150
5,000	NGL Energy Partners, LP & NGL Energy
	Finance Corp. (a)	7.50	11/01/2023	5,025
12,000	NGPL PipeCo, LLC (a)	7.12	12/15/2017	12,382
3,000	NGPL PipeCo, LLC (a)	9.63	6/01/2019	3,101
5,000	Sabine Pass Liquefaction, LLC (a)	5.88	6/30/2026	5,585
5,000	Southern Union Co.	4.05 (k)	11/01/2066	4,106
2,000	Sunoco LP & Sunoco Finance Corp.	5.50	8/01/2020	2,070
2,000	Sunoco LP & Sunoco Finance Corp.	6.38	4/01/2023	2,140
3,000	Targa Resources Partners, LP	5.25	5/01/2023	3,105
6,000	Tesoro Logistics, LP & Tesoro Logistics
	Finance Corp.	6.13	10/15/2021	6,277
3,000	Transcontinental Gas Pipe Line Company, LLC	7.85	2/01/2026	3,893
10,000	Williams Companies, Inc.	4.55	6/24/2024	10,287
				136,846
	Total Energy			261,697
	Financials (7.8%)
	Asset Management & Custody Banks (0.5%)
10,000	Prospect Capital Corp.	5.00	7/15/2019	10,282
	Consumer Finance (1.5%)
5,000	Ally Financial, Inc. (d)	5.75	11/20/2025	5,138
5,000	Credit Acceptance Corp.	6.13	2/15/2021	5,000
4,000	Navient Corp.	6.63	7/26/2021	4,245
15,000	Navient Corp.	7.25	1/25/2022	16,031
1,000	Navient Corp.	6.13	3/25/2024	995
				31,409
	Investment Banking & Brokerage (0.0%)
1,000	Lehman Brothers Holdings, Inc. (f)	5.75	4/25/2011	55
1,500	Lehman Brothers Treasury Co. B.V. (f)	6.88	12/29/2010	120
				175

Portfolio of Investments | 4

Principal					Market
Amount		Coupon			Value
(000)	Security	Rate		Maturity	(000)
	Life & Health Insurance (1.6%)
$3,000	American Equity Investment Life Holding Co.	6.63%		7/15/2021	$3,126
3,000	Forethought Financial Group (a)	8.63		4/15/2021	3,363
5,000	Lincoln National Corp.	3.40	(k)	5/17/2066	4,456
2,000	MetLife, Inc.	10.75		8/01/2069	3,205
10,000	Prudential Financial, Inc.	5.20		3/15/2044	10,412
10,000	StanCorp Financial Group, Inc.	6.90	(k)	6/01/2067	9,050
					33,612
	Multi-Line Insurance (0.6%)
14,000	Genworth Holdings, Inc.	3.04	(k)	11/15/2066	6,650
8,000	Glen Meadow Pass-Through Trust (a)	3.16	(k)	2/12/2067	7,030
					13,680
	Other Diversified Financial Services (0.1%)
3,000	Icahn Enterprises (a)	6.25		2/01/2022	3,127
	Property & Casualty Insurance (1.0%)
10,000	AmTrust Financial Services, Inc.	6.13		8/15/2023	10,092
3,780	Hanover Insurance Group, Inc.	8.21		2/03/2027	4,515
5,400	Ironshore Holdings, Inc. (a)	8.50		5/15/2020	6,160
2,000	Zenith National Insurance Capital Trust I (a)	8.55		8/01/2028	2,010
					22,777
	Regional Banks (1.4%)
5,000	Banc of California, Inc.	5.25		4/15/2025	5,023
5,000	Bank of the Ozarks, Inc.	5.50		7/01/2026	5,287
5,000	First Midwest Bancorp, Inc.	5.88		9/29/2026	5,270
10,409	Regions Bank	6.45		6/26/2037	12,182
1,790	Regions Financial Corp.	7.38		12/10/2037	2,294
					30,056
	Specialized Finance (0.2%)
5,000	National Rural Utilities Cooperative Finance
	Corp.	4.75		4/30/2043	5,118
	Thrifts & Mortgage Finance (0.9%)
4,000	Ocwen Loan Servicing, LLC (a),(d)	8.38		11/15/2022	3,470
5,000	PHH Corp.	6.38		8/15/2021	5,062
7,911	Walter Investment Management Corp. (b)	4.75		12/18/2020	7,170
5,000	Walter Investment Management Corp.	7.88		12/15/2021	3,050
					18,752
	Total Financials				168,988
	Health Care (6.2%)
	Health Care Equipment (0.2%)
5,000	Universal Hospital Services, Inc.	7.63		8/15/2020	5,094
	Health Care Facilities (3.3%)
18,000	Community Health Systems, Inc.	6.88		2/01/2022	14,962
6,000	HCA, Inc.	5.25		4/15/2025	6,463
16,500	HCA, Inc.	5.88		2/15/2026	17,572
2,000	HealthSouth Corp.	5.75		9/15/2025	2,033
5,000	Kindred Healthcare, Inc.	6.38		4/15/2022	4,850
10,000	RegionalCare Hospital Partners Holdings, Inc.
	(a)	8.25		5/01/2023	10,689
14,000	Tenet Healthcare Corp. (d)	6.75		6/15/2023	13,405
					69,974
	Health Care Services (0.1%)
3,000	DaVita HealthCare Partners, Inc.	5.13		7/15/2024	3,090

5 | USAA High Income Fund

Principal					Market
Amount		Coupon			Value
(000)	Security		Rate	Maturity	(000)
	Health Care Supplies (0.2%)
$2,930	DJO Finance, LLC & DJO Finance Corp. (a)	8.13%		6/15/2021	$2,600
2,000	Halyard Health, Inc.	6.25		10/15/2022	2,090
					4,690
	Health Care Technology (0.1%)
2,050	Press Ganey Holdings, Inc. (b)	8.25		10/21/2024	2,096
	Managed Health Care (0.2%)
1,500	Centene Corp.	5.63		2/15/2021	1,581
1,500	Centene Corp.	6.13		2/15/2024	1,620
					3,201
	Pharmaceuticals (2.1%)
13,000	Endo Finance, LLC & Endo Ltd. (a)	6.00		7/15/2023	11,456
9,000	Mallinckrodt International Finance S.A. (d)	4.75		4/15/2023	7,718
3,000	Valeant Pharmaceuticals Co. (a)	5.88		5/15/2023	2,231
4,000	Valeant Pharmaceuticals International, Inc. (a)	7.00		3/15/2024	4,090
26,000	Valeant Pharmaceuticals International, Inc. (a)	6.13		4/15/2025	19,292
					44,787
	Total Health Care				132,932
	Industrials (7.1%)
	Aerospace & Defense (0.9%)
3,000	Arconic, Inc.	5.13		10/01/2024	3,157
3,000	Constellis Holdings, LLC & Constellis Finance
	Corp. (a)	9.75		5/15/2020	3,228
15,000	Textron Financial Corp. (a)	2.77	(k)	2/15/2067	12,075
					18,460
	Airlines (2.3%)
5,000	American Airlines	4.95		2/15/2026	5,106
4,035	American Airlines, Inc. Pass-Through Trust	5.63		1/15/2021	4,209
5,000	Continental Airlines, Inc. Pass-Through Trust	6.13		4/29/2018	5,187
1,963	Continental Airlines, Inc. Pass-Through Trust	6.25		10/11/2021	2,068
16,797	Hawaiian Airlines Pass-Through Trust	4.95		7/15/2023	16,818
4,288	United Airlines, Inc. Pass-Through Trust	4.63		3/03/2024	4,401
5,000	US Airways Group, Inc. Pass-Through Trust	5.45		6/03/2018	5,119
1,961	US Airways Group, Inc. Pass-Through Trust (g)	9.75		4/22/2020	2,169
3,446	Virgin Australia Holdings Ltd. Pass-Through			10/23/2018	3,545
	Trust (a)	7.13
					48,622
	Commercial Printing (0.1%)
3,000	R.R. Donnelley & Sons Co. (d)	6.00		4/01/2024	2,831
	Construction & Engineering (0.0%)
1,000	New Enterprise Stone & Lime Co. (a)	10.13		4/01/2022	1,065
	Construction Machinery & Heavy Trucks (0.2%)
5,000	Navistar International Corp.	8.25		11/01/2021	5,088
	Electrical Components & Equipment (0.2%)
5,079	Artesyn Embedded Technologies, Inc. (a)	9.75		10/15/2020	4,901
	Environmental & Facilities Services (0.1%)
3,000	Covanta Holding Corp.	5.88		7/01/2025	3,008
	Industrial Conglomerates (0.3%)
5,921	General Electric Co.	5.00		-(l)	6,253
	Industrial Machinery (0.5%)
100	Blueline Rental Corp. (a)	9.25		3/15/2024	105

Portfolio of Investments | 6

Principal					Market
Amount		Coupon			Value
(000)	Security		Rate	Maturity	(000)
$1,000	Grinding Media, Inc./ MC Grinding Media
	Canada (a)	7.38%		12/15/2023	$1,069
9,000	Xerium Technologies, Inc.	9.50		8/15/2021	9,360
					10,534
	Marine (0.2%)
4,000	Navios Maritime Holdings, Inc. & Navios
	Maritime Finance II U.S., Inc. (a)	7.38		1/15/2022	3,460
	Security & Alarm Services (0.4%)
2,500	Constellis Holdings, LLC (b)	10.16		4/18/2025	2,475
2,500	Constellis Holdings, LLC and Constellis
	Finance Corp. (b)	6.16		4/13/2024	2,476
3,000	Prime Security Services Borrower, LLC & Prime
	Finance, Inc. (a)	9.25		5/15/2023	3,285
					8,236
	Trading Companies & Distributors (1.5%)
3,000	Ahern Rentals, Inc. (a)	7.38		5/15/2023	2,595
2,697	Herc Rentals, Inc. (a)	7.75		6/01/2024	2,957
2,954	ILFC E-Capital Trust I (a)	4.66	(k)	12/21/2065	2,814
16,362	ILFC E-Capital Trust II (a)	4.91	(k)	12/21/2065	15,789
4,000	United Rentals North America, Inc.	5.50		5/15/2027	4,125
3,000	United Rentals North America, Inc.	5.50		7/15/2025	3,149
					31,429
	Trucking (0.4%)
3,000	Avis Budget Car Finance, Inc. (a),(d)	5.13		6/01/2022	2,929
6,527	YRC Worldwide, Inc. (b)	8.50		2/13/2019	6,404
					9,333
	Total Industrials				153,220
	Information Technology (2.4%)
	Application Software (0.2%)
4,000	Informatica, LLC (a)	7.13		7/15/2023	3,955
	Communications Equipment (0.3%)
4,500	Avaya, Inc. (a),(d),(f)	7.00		4/01/2019	3,802
3,000	CommScope Technologies Finance, LLC (a)	6.00		6/15/2025	3,214
					7,016
	Data Processing & Outsourced Services (0.6%)
5,000	First Data Corp. (a)	5.38		8/15/2023	5,213
6,000	First Data Corp. (a)	7.00		12/01/2023	6,448
1,000	Kronos, Inc. (b)	9.28		11/01/2024	1,045
					12,706
	Semiconductors (0.2%)
4,500	Micron Technology, Inc. (a)	5.63		1/15/2026	4,770
	Systems Software (0.8%)
2,000	BMC Software Finance, Inc. (a)	8.13		7/15/2021	2,044
3,270	BMC Software Finance, Inc. (b)	5.00		9/13/2022	3,293
6,000	Sophia,LP & Sophia Finance, Inc. (a)	9.00		9/30/2023	6,300
1,980	Veritas Bermuda Ltd. (b)	6.77		1/27/2023	1,973
3,000	Veritas US, Inc. & Veritas Bermuda Ltd. (a),(d)	10.50		2/01/2024	3,210
					16,820
	Technology Hardware, Storage, & Peripherals (0.3%)
5,000	Western Digital Corp.	10.50		4/01/2024	5,900
	Total Information Technology				51,167

7 | USAA High Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	Materials (3.7%)
	Aluminum (0.1%)
$1,000	Alcoa Nederland Holding Co. (a)	6.75%	9/30/2024	$1,099
	Commodity Chemicals (0.2%)
5,000	Hexion U.S. Finance Corp.	6.63	4/15/2020	4,750
500	Hexion, Inc. (a)	10.38	2/01/2022	515
				5,265
	Diversified Metals & Mining (1.3%)
5,000	Compass Minerals International, Inc. (a)	4.88	7/15/2024	4,913
7,000	Freeport-McMoRan, Inc.	3.55	3/01/2022	6,615
20,000	Freeport-McMoRan, Inc.	5.45	3/15/2043	17,150
				28,678
	Fertilizers & Agricultural Chemicals (0.1%)
3,000	CVR Partners, LP & CVR Nitrogen Finance
	Corp. (a)	9.25	6/15/2023	3,075
	Metal & Glass Containers (0.2%)
5,000	BWAY Holding Co. (a)	7.25	4/15/2025	5,006
	Paper Packaging (0.4%)
250	Flex Acquisition Co., Inc. (a)	6.88	1/15/2025	258
7,000	Sealed Air Corp. (a)	6.88	7/15/2033	7,647
				7,905
	Specialty Chemicals (0.3%)
2,000	Kraton Polymers, LLC & Kraton Polymers
	Capital Corp.	10.50	4/15/2023	2,315
3,000	Kraton Polymers, LLC & Kraton Polymers
	Capital Corp. (a)	7.00	4/15/2025	3,165
				5,480
	Steel (1.1%)
10,456	Allegheny Ludlum Corp.	6.95	12/15/2025	9,985
7,473	Cliffs Natural Resources, Inc. (a)	8.25	3/31/2020	8,155
1,009	Fortescue Metals Group Ltd. (b)	3.75	6/30/2019	1,017
3,000	Zekelman Industries, Inc. (a)	9.88	6/15/2023	3,398
				22,555
	Total Materials			79,063
	Real Estate (0.8%)
	Real Estate Development (0.2%)
4,000	Crescent Communities, LLC & Crescent
	Ventures, Inc. (a)	8.88	10/15/2021	4,220
	REITs - Diversified (0.2%)
1,000	Communications Sales & Leasing, Inc. (a)	7.13	12/15/2024	1,025
2,000	Uniti Group, Inc. / Uniti Fiber Holdings, Inc. /
	CSL Capital, LLC (a),(c)	7.13	12/15/2024	2,035
				3,060
	REITs - Health Care (0.1%)
3,000	Care Capital Properties, LP	5.13	8/15/2026	3,017
	REITs - Specialized (0.3%)
1,000	Communications Sales & Leasing, Inc. (a)	6.00	4/15/2023	1,043
2,000	Communications Sales & Leasing, Inc.	8.25	10/15/2023	2,144
3,000	Equinix, Inc.	5.38	5/15/2027	3,142
				6,329
	Total Real Estate			16,626

Portfolio of Investments | 8

Principal					Market
Amount		Coupon			Value
(000)	Security		Rate	Maturity	(000)
	Telecommunication Services (7.9%)
	Alternative Carriers (0.7%)
$5,000	Cogent Communications Finance, Inc. (a)	5.63%		4/15/2021	$5,162
5,000	Level 3 Financing, Inc.	6.13		1/15/2021	5,175
5,000	Zayo Group, LLC & Zayo Capital, Inc.	6.38		5/15/2025	5,425
500	Zayo Group, LLC & Zayo Capital, Inc. (a)	5.75		1/15/2027	532
					16,294
	Integrated Telecommunication Services (3.4%)
5,000	Centurylink Inc. (b),(c),(j)	—(u)		2/17/2018	5,000
10,000	CenturyLink, Inc.	5.80		3/15/2022	10,500
5,000	CenturyLink, Inc.	6.75		12/01/2023	5,375
5,000	Cincinnati Bell, Inc. (a)	7.00		7/15/2024	5,305
5,000	Frontier Communications Corp.	10.50		9/15/2022	5,050
20,000	Frontier Communications Corp.	11.00		9/15/2025	19,375
9,000	Frontier Communications Corp.	9.00		8/15/2031	7,740
13,000	Windstream Corp. (d)	7.50		6/01/2022	12,707
3,000	Windstream Corp.	6.38		8/01/2023	2,663
					73,715
	Wireless Telecommunication Services (3.8%)
12,000	Sprint Corp.	7.00		8/15/2020	13,020
20,000	Sprint Corp.	7.25		9/15/2021	21,925
20,000	Sprint Corp.	7.63		2/15/2025	22,375
10,000	T-Mobile USA, Inc.	6.50		1/15/2024	10,863
10,000	T-Mobile USA, Inc.	6.00		4/15/2024	10,860
2,000	Trilogy International Partners, LLC / Trilogy
	International Finance, Inc. (a),(c)	8.88		5/01/2022	2,075
					81,118
	Total Telecommunication Services				171,127
	Utilities (3.3%)
	Electric Utilities (0.7%)
2,000	NextEra Energy Capital Holdings, Inc.	3.22	(k)	10/01/2066	1,790
2,000	NextEra Energy Capital Holdings, Inc.	6.65	(k)	6/15/2067	1,820
2,000	NextEra Energy Capital Holdings, Inc.	7.30	(k)	9/01/2067	2,015
10,000	PPL Capital Funding, Inc.	3.82	(k)	3/30/2067	9,675
					15,300
	Gas Utilities (0.2%)
4,000	Southern Star Central Corp. (a)	5.13		7/15/2022	4,060
	Independent Power Producers & Energy Traders (2.2%)
7,000	AES Corp.	7.38		7/01/2021	8,015
10,000	Calpine Corp. (d)	5.75		1/15/2025	9,725
4,000	DPL, Inc.	6.75		10/01/2019	4,210
5,000	Dynegy, Inc.	5.88		6/01/2023	4,437
5,000	Dynegy, Inc. (d)	7.63		11/01/2024	4,600
14,000	Genon Energy, Inc.	9.88		10/15/2020	8,855
3,000	NRG Energy, Inc.	7.25		5/15/2026	3,083
5,000	Talen Energy Supply, LLC (d)	6.50		6/01/2025	4,000
					46,925
	Multi-Utilities (0.2%)
6,000	Puget Sound Energy, Inc.	6.97		6/01/2067	5,505
	Total Utilities				71,790
	Total Corporate Obligations (cost: $1,315,736)				1,354,440

9 | USAA High Income Fund

Principal					Market
Amount		Coupon			Value
(000)	Security		Rate	Maturity	(000)
	CONVERTIBLE SECURITIES (0.2%)
	Energy (0.1%)
	Oil & Gas Exploration & Production (0.1%)
$3,133	Comstock Resources, Inc. (h)	7.75% (t)		4/01/2019	$2,800
	Materials (0.1%)
	Gold (0.1%)
561	Hycroft Mining Corp. (e),(h),(j)	15.00	(t)	10/22/2020	1,038
	Total Convertible Securities (cost: $3,609)				3,838
	EURODOLLAR AND YANKEE OBLIGATIONS (16.2%)
	Consumer Discretionary (1.0%)
	Cable & Satellite (0.7%)
4,000	Altice Financing S.A.	7.50		5/15/2026	4,330
2,000	Altice Luxembourg S.A. (a)	7.75		5/15/2022	2,130
7,000	Altice Luxembourg S.A. (a)	7.63		2/15/2025	7,499
					13,959
	Homebuilding (0.2%)
3,000	Brookfield Residential Properties, Inc. (a)	6.38		5/15/2025	3,143
1,750	Mattamy Group Corp. (a)	6.88		12/15/2023	1,824
					4,967
	Hotels, Resorts & Cruise Lines (0.1%)
2,000	Silversea Cruise Finance (a)	7.25		2/01/2025	2,130
	Total Consumer Discretionary				21,056
	Consumer Staples (0.4%)
	Household Products (0.2%)
5,000	Kronos Acquisition Holdings, Inc. (a)	9.00		8/15/2023	5,081
	Packaged Foods & Meat (0.2%)
1,000	JBS Investments GmbH (a)	7.25		4/03/2024	1,051
3,000	JBS USA, LLC & JBS USA Finance, Inc. (a)	5.88		7/15/2024	3,143
					4,194
	Total Consumer Staples				9,275
	Energy (1.9%)
	Integrated Oil & Gas (0.9%)
5,000	Petrobras Global Finance Co.	8.38		5/23/2021	5,675
2,000	Petrobras Global Finance Co.	6.13		1/17/2022	2,101
10,000	Petroleos Mexicanos Co. (a)	6.50		3/13/2027	10,837
					18,613
	Oil & Gas Drilling (0.4%)
10,000	Noble Holding International Ltd.	7.70		4/01/2025	9,100
	Oil & Gas Storage & Transportation (0.6%)
13,000	TransCanada Trust	5.63		5/20/2075	13,618
	Total Energy				41,331

Portfolio of Investments | 10

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	Financials (1.1%)
	Diversified Banks (0.2%)
$5,000	Royal Bank of Scotland Group plc (d)	7.64% (k)	-(l)	$4,700
	Other Diversified Financial Services (0.1%)
2,000	ING Capital Funding Trust III	4.75 (k)	-(l)	2,015
	Property & Casualty Insurance (0.7%)
10,000	QBE Capital Funding III Ltd. (a)	7.25	5/24/2041	11,237
4,000	XLIT Ltd.	3.62 (k)	-(l)	3,410
				14,647
	Specialized Finance (0.1%)
2,000	Park Aerospace Holdings Co. (a)	5.50	2/15/2024	2,120
	Total Financials			23,482
	Industrials (2.0%)
	Aerospace & Defense (0.6%)
12,000	Bombardier, Inc. (a)	7.50	3/15/2025	12,510
	Airlines (1.3%)
2,500	Air Canada Pass-Through Trust (a)	6.63	5/15/2018	2,591
5,000	Air Canada Pass-Through Trust (a)	5.00	3/15/2020	5,106
9,234	Air Canada Pass-Through Trust (a)	5.38	11/15/2022	9,592
4,482	Latam Air Pass-Through Trust	4.50	8/15/2025	4,437
5,000	Norwegian Air Pass-Through Trust (a)	7.50	5/10/2025	5,350
				27,076
	Trading Companies & Distributors (0.1%)
3,000	Ashtead Capital, Inc. (a)	6.50	7/15/2022	3,124
	Total Industrials			42,710
	Commodity Chemicals (0.5%)
10,000	Braskem Finance Ltd.	6.45	2/03/2024	10,700
	Construction Materials (0.6%)
1,000	CEMEX Finance, LLC (a)	9.38	10/12/2022	1,079
9,500	CEMEX SAB de C.V. (a)	7.75	4/16/2026	10,854
				11,933
	Diversified Metals & Mining (2.4%)
5,000	First Quantum Minerals Ltd. (a)	7.25	5/15/2022	5,175
5,000	First Quantum Minerals Ltd. (a)	7.50	4/01/2025	5,113
10,000	Glencore Funding, LLC (a)	4.13	5/30/2023	10,288
10,000	Teck Resources Ltd.	4.75	1/15/2022	10,400
13,000	Teck Resources Ltd.	6.13	10/01/2035	13,812
5,000	Vedanta Resources plc (a)	8.25	6/07/2021	5,451
3,000	Vedanta Resources plc (a)	6.38	7/30/2022	3,048
				53,287
	Gold (1.5%)
10,000	Eldorado Gold Corp. (a)	6.13	12/15/2020	10,325
10,000	Kinross Gold Corp.	5.95	3/15/2024	10,772
10,000	New Gold, Inc. (a),(d)	6.25	11/15/2022	10,250
				31,347
	Metal & Glass Containers (0.6%)
500 Ardagh Packaging Finance plc & Ardagh MP
	Holdings USA, Inc. (a)	6.00	6/30/2021	520
5,500 Ardagh Packaging Finance plc & Ardagh MP
	Holdings USA, Inc. (a)	7.25	5/15/2024	6,008
3,000 Ardagh Packaging Finance plc & Ardagh MP
	Holdings USA, Inc. (a)	6.00	2/15/2025	3,109

11 | USAA High Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$3,250	Reynolds Group Issuer, Inc. & Reynolds Group
	Issuer, LLC & Reynolds Group Issuer Lu
	(a)	7.00%	7/15/2024	$3,504
				13,141
	Paper Packaging (0.3%)
6,200	Smurfit Kappa Treasury Funding Ltd.	7.50	11/20/2025	7,378
	Precious Metals & Minerals (0.3%)
5,000	Fresnillo plc (a)	5.50	11/13/2023	5,450
	Steel (1.2%)
18,000	ArcelorMittal	7.75	10/15/2039	20,655
5,000	Vale Overseas Ltd.	6.25	8/10/2026	5,476
				26,131
	Total Materials			159,367
	Telecommunication Services (1.1%)
	Alternative Carriers (0.1%)
3,000	Intelsat Jackson Holdings S.A.	7.25	10/15/2020	2,824
	Integrated Telecommunication Services (0.5%)
10,000	Numericable Group S.A. (a)	7.38	5/01/2026	10,550
	Wireless Telecommunication Services (0.5%)
2,000	Altice Finco S.A. (a)	7.63	2/15/2025	2,057
5,000	Digicel Ltd. (a)	6.00	4/15/2021	4,775
3,000	Digicel Ltd. (a)	6.75	3/01/2023	2,865
				9,697
	Total Telecommunication Services			23,071
	Utilities (1.3%)
	Electric Utilities (1.0%)
10,000	Electricite De France S.A. (a)	5.25	-(l)	10,038
8,975	Enel S.p.A. (a)	8.75	9/24/2073	10,523
				20,561
	Independent Power Producers & Energy Traders (0.3%)
7,000	AES Gener S.A. (a)	8.38	12/18/2073	7,542
	Total Utilities			28,103
	Total Eurodollar and Yankee Obligations (cost: $312,275)			348,395
	COLLATERALIZED MORTGAGE OBLIGATIONS (0.2%)
	Financials (0.2%)
5,709	Countrywide Home Loans	1.95 (k)	2/25/2035	1,836
1,870	Wells Fargo Mortgage Backed Securities Trust	3.24 (k)	4/25/2035	1,768
	Total Financials			3,604
	Total Collateralized Mortgage Obligations (cost: $3,620)			3,604
	COMMERCIAL MORTGAGE SECURITIES (2.2%)
	Financials (2.2%)
	Commercial Mortgage-Backed Securities (2.2%)
143	Banc of America Commercial Mortgage, Inc. (a)	5.60	12/10/2042	138
5,000	Banc of America Commercial Mortgage, Inc.	6.49	2/10/2051	5,059
8,610	Bear Stearns Commercial Mortgage Securities,
	Inc. (a)	5.66	9/11/2041	8,379
5,000	Bear Stearns Commercial Mortgage Securities,
	Inc.	5.57	1/12/2045	4,858

Portfolio of Investments | 12

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$2,997	Citigroup Commercial Mortgage Trust	6.33%	12/10/2049	$1,843
10,877	Credit Suisse Commercial Mortgage Pass-
2,428	Through Trust	1.18	2/15/2040	10,268
	FHLMC Multifamily Structured Pass-Through
	Certificates	3.12	10/25/2031	2,416
5,000	FHLMC Multifamily Structured Pass-Through
2,323	Certificates	3.15	11/25/2025	5,177
	GE Capital Commercial Mortgage Corp.	5.45	11/10/2045	2,318
278	GMAC Commercial Mortgage Securities, Inc.	4.97	12/10/2041	282
3,352	Merrill Lynch Mortgage Trust	5.05	8/12/2039	3,321
4,000	Morgan Stanley Capital I Trust	5.63	3/12/2044	3,891
				47,950
	Interest-Only Commercial Mortgage-Backed Securities (0.0%)
374	Credit Suisse First Boston Corp. (j)	1.95	5/17/2040	4
	Total Financials			47,954
	Total Commercial Mortgage Securities (cost: $49,472)			47,954

U.S. TREASURY SECURITIES (0.0%)

Notes (0.0%)

550 2.00%, 2/15/2025 (m) (cost: $542)	543

MUNICIPAL BONDS (0.3%)

Casinos & Gaming (0.1%)

5,271	Mashantucket (Western) Pequot Tribe (h)	7.35 (n)	7/01/2026	1,081
	Education (0.1%)
2,500	New Jersey EDA	5.71	6/15/2030	2,568
	General Obligation (0.1%)
1,500	Atlantic City	7.00	3/01/2028	1,571
2,000	Chicago	7.05	1/01/2029	2,053
				3,624
	Total Municipal Bonds (cost: $9,211)			7,273
Number
of Shares
	EXCHANGE-TRADED FUNDS (5.3%)
498,550 iShares iBoxx $ High Yield Corporate Bond ETF				43,932
1,888,700	SPDR Barclays High Yield Bond ETF			70,147
	Total Exchange-Traded Funds (cost: $111,554)			114,079
	Total Bonds (cost: $1,806,019)			1,880,126
	EQUITY SECURITIES (8.8%)
	COMMON STOCKS (3.3%)
	Consumer Discretionary (0.4%)
	Auto Parts & Equipment (0.1%)
10,001	Lear Corp.			1,427

13 | USAA High Income Fund

		Market
Number		Value
of Shares	Security	(000)
	Cable & Satellite (0.1%)
77,900	Comcast Corp. "A"	$3,053
	Casinos & Gaming (0.0%)
13,500	Las Vegas Sands Corp.	796
	Home Furnishings (0.1%)
27,070	Tempur Sealy International, Inc.*(d)	1,271
	Hotels, Resorts & Cruise Lines (0.1%)
25,400	Hyatt Hotels Corp. "A"*	1,410
	Total Consumer Discretionary	7,957
	Consumer Staples (0.1%)
	Drug Retail (0.1%)
18,400	CVS Health Corp.	1,517
	Household Products (0.0%)
11,242	Kimberly-Clark Corp.	1,459
	Total Consumer Staples	2,976
	Energy (0.5%)
	Coal & Consumable Fuels (0.0%)
13,151	Peabody Energy Corp.*	334
	Integrated Oil & Gas (0.1%)
8,522	Chevron Corp.	909
32,263	Royal Dutch Shell plc ADR "A"	1,684
		2,593
	Oil & Gas Equipment & Services (0.1%)
98,146	Basic Energy Services, Inc.*	2,667
	Oil & Gas Exploration & Production (0.3%)
414,000	Approach Resources, Inc.*(d)	857
2,772	Sabine Oil & Gas Holdings, Inc.*(j)	91
102,396	Sandridge Energy, Inc.*	1,886
4,982	Swift Energy Co.*	120
22,883	Thunderbird Resources Equity, Inc.*(e),(j)	18
236,684	Ultra Petroleum Corp.*	2,651
		5,623
	Total Energy	11,217
	Financials (0.8%)
	Asset Management & Custody Banks (0.1%)
202,000	Prospect Capital Corp.(d)	1,879
	Consumer Finance (0.0%)
13,639	Synchrony Financial	379
	Diversified Banks (0.1%)
18,507	JPMorgan Chase & Co.	1,610
	Life & Health Insurance (0.1%)
21,952	MetLife, Inc.	1,137
	Regional Banks (0.2%)
27,800	BB&T Corp.	1,200
111,918	KeyCorp	2,041
109,207	Regions Financial Corp.	1,502
		4,743
	REITs - Mortgage (0.2%)
73,721	Annaly Capital Management, Inc.	871

Portfolio of Investments | 14

		Market
Number		Value
of Shares	Security	(000)
129,100	MFA Financial, Inc.	$1,073
180,900	Two Harbors Investment Corp.	1,807
		3,751
	Specialized Finance (0.1%)
24,700	CME Group, Inc.	2,870
	Total Financials	16,369
	Health Care (0.3%)
	Biotechnology (0.1%)
22,300	AbbVie, Inc.	1,470
	Health Care Equipment (0.0%)
3,407	Diagnostic Services Holdings, Inc.*(e),(j)	151
	Pharmaceuticals (0.2%)
16,562	Johnson & Johnson	2,045
30,900	Merck & Co., Inc.	1,926
14,607	Novartis AG ADR	1,125
		5,096
	Total Health Care	6,717
	Industrials (0.1%)
	Airlines (0.1%)
23,000	United Continental Holdings, Inc.*	1,615
	Commercial Printing (0.0%)
235	Quad Graphics, Inc.	6
	Industrial Conglomerates (0.0%)
35,316	General Electric Co.	1,024
	Total Industrials	2,645
	Information Technology (0.3%)
	Data Processing & Outsourced Services (0.1%)
13,899	Automatic Data Processing, Inc.	1,452
	Semiconductors (0.1%)
42,500	Intel Corp.	1,537
18,500	QUALCOMM, Inc.	994
		2,531
	Systems Software (0.1%)
33,200	Microsoft Corp.	2,273
	Total Information Technology	6,256
	Materials (0.5%)
	Commodity Chemicals (0.1%)
19,215	LyondellBasell Industries N.V. "A"	1,629
	Construction Materials (0.0%)
596	CB Paracelsus Healthcare*(e)	—
	Gold (0.2%)
245,000	Alamos Gold, Inc. "A"	1,754
107,726	AuRico Metals, Inc.*	88
56,750	Goldcorp, Inc.	792
33,650	Newmont Mining Corp.	1,138
		3,772

15 | USAA High Income Fund

Principal
Amount		Market
$(000)/		Value
Shares	Security	(000)
	Paper Products (0.1%)
54,650	Clearwater Paper Corp.*	$2,656
534	Resolute Forest Products*	3
		2,659
	Specialty Chemicals (0.1%)
172,882	MPM Holdings, Inc.*	1,615
	Total Materials	9,675
	Real Estate (0.1%)
	REITs - Specialized (0.1%)
17,000	Crown Castle International Corp.	1,608
	Telecommunication Services (0.2%)
	Integrated Telecommunication Services (0.2%)
50,503	AT&T, Inc.	2,002
63,000	CenturyLink, Inc.(g)	1,617
28,650	Verizon Communications, Inc.(g)	1,315
		4,934
	Total Telecommunication Services	4,934
	Total Common Stocks (cost: $77,075)	70,354
	PREFERRED STOCKS (5.5%)
	Consumer Staples (1.8%)
	Agricultural Products (1.8%)
400,000	CHS, Inc., 7.10%, cumulative redeemable, perpetual*	11,309
200,000	CHS, Inc., Series B, 7.88%, cumulative redeemable, perpetual(d)	5,778
200,000	Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(a),(o)	21,450
		38,537
	Total Consumer Staples	38,537
	Energy (1.7%)
	Oil & Gas Exploration & Production (0.1%)
3,800	Chesapeake Energy Corp., 5.75%, perpetual(a)	2,401
	Oil & Gas Storage & Transportation (1.6%)
1,327,328	NuStar Logistics, LP, 7.63%	34,116
	Total Energy	36,517
	Financials (0.9%)
	Diversified Banks (0.3%)
8,000	US Bancorp, 3.50%, perpetual(g)	7,000
	Life & Health Insurance (0.3%)
274,059	Delphi Financial Group, Inc., 7.38%, cumulative redeemable(g)	6,192
	Property & Casualty Insurance (0.1%)
$3,000	Catlin Insurance Co. Ltd., 4.13%, perpetual(a)	2,768
1,515	M&T Bank Corp., 6.38%, cumulative redeemable, perpetual	1,573
	Reinsurance (0.0%)
3,000	American Overseas Group Ltd., 4.69%, non-cumulative*(e),(j)	600
	Thrifts & Mortgage Finance (0.1%)
20,000	Freddie Mac, 6.02%, perpetual*(p)	124

Portfolio of Investments | 16

		Market
Number		Value
of Shares	Security	(000)
80,000 Freddie Mac, 8.38%, perpetual*(p)		$574
		698
	Total Financials	18,831

Real Estate (0.9%)

REITs - Industrial (0.6%)

185,741	ProLogis, Inc., Series Q, 8.54%, cumulative redeemable, perpetual(o)			13,385
	REITs - Residential (0.3%)
100,000	Equity Residential Properties Trust, depositary shares, Series K, 8.29%, cumulative
	redeemable, perpetual(g)			6,306
	Total Real Estate			19,691
	Telecommunication Services (0.2%)
	Integrated Telecommunication Services (0.2%)
200,000	Qwest Corp., 6.50%			5,005
	Total Preferred Stocks (cost: $115,318)			118,581
	WARRANTS (0.0%)
	Energy (0.0%)
	Oil & Gas Exploration & Production (0.0%)
5,500	Comstock Resources, Inc.*			49
1,565	Sabine Oil & Gas Holdings, Inc.*(j)			7
8,791	Sabine Oil & Gas, LLC*(j)			48
13,764	Sandridge Energy, Inc.*			14
5,795	Sandridge Energy, Inc.*			3
				121
	Total Energy			121
	Total Warrants (cost: $0)			121
	Total Equity Securities (cost: $192,393)			189,056
Principal
Amount		Coupon
(000)		Rate	Maturity
	MONEY MARKET INSTRUMENTS (3.4%)
	COMMERCIAL PAPER (2.8%)
	Energy (0.4%)
	Oil & Gas Exploration & Production (0.4%)
$8,275	Canadian Natural Resources, Ltd. (a),(q)	1.28%	5/03/2017	8,274
	Utilities (2.4%)
	Electric Utilities (0.9%)
3,607	Duke Energy Corp. (a),(q)	1.09	5/04/2017	3,607
11,547	Duke Energy Corp. (a),(q)	1.20	5/10/2017	11,543
5,230	PPL Electric Utilities Corp. (a),(q)	1.15	5/09/2017	5,229
				20,379
	Multi-Utilities (1.5%)
21,500	Ameren Illinois Co.	1.11	5/01/2017	21,500

17 | USAA High Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$10,000	Public Service Co. of North Carolina	1.20%	5/02/2017	$10,000
				31,500
	Total Utilities			51,879
	Total Commercial Paper			60,153

Number

of Shares

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.6%)

12,378,253 State Street Institutional Treasury Money Market Fund Premier Class, 0.64%(r)	12,378
Total Money Market Instruments (cost: $72,531)	72,531

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (2.2%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (2.2%)

678,137	Goldman Sachs Financial Square Funds - Government Fund, 0.65%(r)		678
1,628,038	Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.64%(r)		1,628
45,903,630	Western Asset Institutional Government Reserves Fund, 0.67%(r)		45,904
	Total Short-Term Investments Purchased with Cash Collateral from Securities Loaned
	(cost: $48,210)		48,210
	Total Investments (cost: $2,119,153)		$2,189,923
			Unrealized
			Appreciation/
Number of	Expiration	Contract	(Depreciation)
Contracts	Date	Value (000)	(000)

FUTURES (r)

SHORT FUTURES

Equity Contracts

(400) Russell 2000 Mini	6/16/2017 $	(27,968)	$(695)
Total Futures		$(27,968)	$(695)

Portfolio of Investments | 18

($ in 000s)		VALUATION HIERARCHY
Assets		LEVEL 1		LEVEL 2	LEVEL 3	Total
Bonds:
Corporate Obligations	$	— $		1,352,140	$2,300	$1,354,440
Convertible Securities		—		2,800	1,038	3,838
Eurodollar and Yankee Obligations		—		348,395	—	348,395
Collateralized Mortgage Obligations		—		3,604	—	3,604
Commercial Mortgage Securities		—		47,954	—	47,954
U.S. Treasury Securities		543		—	—	543
Municipal Bonds		—		7,273	—	7,273
Exchange-Traded Funds		114,079		—	—	114,079
Equity Securities:
Common Stocks		70,094		91	169	70,354
Preferred Stocks		—		117,981	600	118,581
Warrants		66		55	—	121
Money Market Instruments:
Commercial Paper		—		60,153	—	60,153
Government & U.S. Treasury
Money Market Funds		12,378		—	—	12,378
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned		48,210		—	—	48,210
Total		$245,370		$1,940,446	$4,107	$2,189,923
Liabilities		LEVEL 1		LEVEL 2	LEVEL 3	Total
Futures(1)		$(695)	$	— $	— $	(695)

(1)Futures are valued at the unrealized appreciation (depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

19 | USAA High Income Fund

RECONCILIATION OF LEVEL 3 INVESTMENTS

			Eurodollar
	Corporate	Convertible	and Yankee	Common
($ in 000s)	Obligations	Securities	Obligations	Stocks	Preferred Stocks
Balance as of July 31, 2016	$1,950	$ -	$4,931	$861	$750
Purchases	-	59	-	-	-
Sales	-	-	-	(254)	-
Transfers into Level 3	235	804	-	-	-
Transfers out of Level 3	-	-	(4,931)	-	-
Net realized gain (loss) on	-	-	-	(1,382)	-
investments

Change in net unrealized
appreciation/(depreciation) of
investments	115	175	-	944	(150)
Balance as of April 30, 2017	$2,300	$1,038	$-	$169	$600

FAIR VALUE LEVEL TRANSFERS

For the period of August 1, 2016, through April 30, 2017, the table below shows the transfers between Level 1, Level 2, and Level 3. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Assets ($ in 000s)	Transfers into (out of) Level 1	Transfers into (out of) Level 2	Transfers into (out of) Level 3
Corporate Obligations(I)	$-	$(235)	$235
Convertible Securities(II)	$-	$(804)	$804
Eurodollar and Yankee
Obligations(III)	$-	$4,931	$(4,931)
Total	$-	$3,892	$(3,892)

(I)Transferred from Level 2 to Level 3 due to the lack of a quoted price.

(II)Transferred from Level 2 to Level 3 due to the unavailability of observable inputs.

(III)Transferred from Level 3 to Level 2 as result of the securities no longer being a single broker quote.

Portfolio of Investments | 20

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS**

	Fair Value at		Significant
	April 30, 2017	Valuation	Unobservable	Range
Assets	($ in 000's)	Technique(s)	Input(s)
Equity Securities:
Common Stocks	$169	Market	Revenue	0.3x – 0.4x
		Comparables	Multiple(a)
			EBITDA	1.2x – 4.2x
			Multiple(a)
			Discount for lack
			of marketability(b)	25%
		Last Transaction Price	Transaction Price(a)	$0.79
			Comparable	95%
			Discount
Bonds:			Adjustment(b)

Convertible Securities	$1,038	Market	Average	$57.94
		Comparables	Value
			Per
			Recoverable
			Ounce(a)
			Comparable	40%
			Discount
			Adjustment(b)

(a)Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the security.

(b)Represents amounts used when the reporting entity has determined that market participants would take into account these discounts when pricing the security.

**Quantitative Information table includes certain Level 3 securities using valuation models.

Increases in the earnings before interest, taxes, depreciation, and amortization (EBITDA), revenue multiples, transaction prices, or earnings per share will increase the value of the security while an increase in the discount for lack of marketability will decrease the value of the security.

21 | USAA High Income Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

April 30, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the USAA High Income Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund consists of four classes of shares: High Income Fund Shares (Fund Shares), High Income Fund Institutional Shares (Institutional Shares), High Income Fund Adviser Shares (Adviser Shares), and effective December 1, 2016, a new share class designated High Income Fund R6 Shares (R6 Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services. The R6 Shares are available for investment by participants in employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants and to endowment funds and foundations.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

22 | USAA High Income Fund

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

2.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

3.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the

23 | USAA High Income Fund

affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

4.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

5.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

6.Repurchase agreements are valued at cost.

7.Securities lending - The Fund, through its securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short- term investments will be less than the amount of cash collateral required to be returned to the borrower.

8.Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

9.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation

Notes to Portfolio of Investments | 24

of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category are supported by discounted price derived from the use of inputs such as discounted prior tender offer, last trade price or quoted prices obtained from broker-dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

The methods used may include valuation models that rely on significant assumptions and/or unobservable inputs to determine the fair value measurement for the securities. A market-based approach may be employed using related or comparable securities, recent transactions, market multiples, book values and other relevant information or an income-based approach may be employed whereby estimated future cash flows are discounted to determine the fair value. In some cases discounts may be applied due to market liquidity limitations.

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when- issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to

25 | USAA High Income Fund

the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

D.Derivative instruments and hedging activities – The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at April 30, 2017, did not include master netting provisions.

Futures contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

E.As of April 30, 2017, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of April 30, 2017, were

$159,714,000 and $88,944,000, respectively, resulting in net unrealized appreciation of $70,770,000.

F.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $2,155,969,000 at April 30, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 17.2% of net assets at April 30, 2017.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

Notes to Portfolio of Investments | 26

G.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager is currently evaluating the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for the amendments to Regulation S-X is August 1, 2017, with other staggered compliance dates extending through December 2018.

CATEGORIES AND DEFINITIONS

Eurodollar and Yankee obligations – Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

Collateralized mortgage obligations (CMOs) – Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage- related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities, but such maturities can be difficult to predict because of the effect of prepayments.

Asset-backed and commercial mortgage-backed securities – Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

27 | USAA High Income Fund

Interest-only commercial mortgage-backed securities (CMBS IOs) – Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

Warrants – Entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
EDA	Economic Development Authority
REIT	Real estate investment trust - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.

SPECIFIC NOTES

(a)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(b)Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the weighted average interest rate of all contracts within the loan facility. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at April 30, 2017. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(c)At April 30, 2017, the aggregate market value of securities purchased on a delayed-delivery basis was $14,975,000, which included when-issued securities of $8,043,000.

(d)The security, or a portion thereof, was out on loan as of April 30, 2017.

(e)Security was fair valued at April 30, 2017, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $2,097,000, which represented 0.1% of the Fund's net assets.

(f)At April 30, 2017, the issuer was in default with respect to interest and/or principal payments.

Notes to Portfolio of Investments | 28

(g)At April 30, 2017, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

(h)Pay-in-kind (PIK) - security in which the issuer has or will have the option to make all or a portion of the interest or dividend payments in additional securities in lieu of cash.

(i)Stepped-coupon security that increases its coupon at the specified date and rate shown in the security's description.

(j)Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at April 30, 2017, was $7,247,000, which represented 0.3% of the Fund's net assets.

(k)Variable-rate or floating-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at April 30, 2017.

(l)Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(m)Securities with a value of $543,000 are segregated as collateral for initial margin requirements on open futures contracts.

(n)A portion of the coupon is PIK 7.35% (6.35% cash, 1.00% PIK).

(o)The security, or a portion thereof, is segregated to cover the value of open futures contracts at April 30, 2017.

(p)Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

(q)Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (Section 4(a)(2) Commercial Paper). Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(a)(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(r)Rate represents the money market fund annualized seven-day yield at April 30, 2017.

(s)The contract value of futures purchased and/or sold as a percentage of net assets is 1.3%.

(t)All of the coupon is PIK.

(u)The senior loan will settle after April 30, 2017, at which time the interest rate will be determined. * Non-income-producing security.

29 | USAA High Income Fund

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA INTERMEDIATE-TERM BOND FUND

APRIL 30, 2017

(Form N-Q)

48483-0617	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Intermediate-Term Bond Fund

April 30, 2017 (unaudited)

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

BONDS (96.4%)

CORPORATE OBLIGATIONS (59.4%)

Consumer Discretionary (3.1%)

Auto Parts & Equipment (0.1%)

$2,000	Lear Corp.	4.75%	1/15/2023	$2,073
	Automobile Manufacturers (0.2%)
10,000	Ford Motor Co.	4.35	12/08/2026	10,264
	Automotive Retail (0.5%)
10,302	Advance Auto Parts, Inc.	4.50	12/01/2023	10,963
5,000	Autozone, Inc.	3.75	6/01/2027	5,050
5,500	CST Brands, Inc.	5.00	5/01/2023	5,734
				21,747
	Cable & Satellite (0.8%)
20,000	Charter Communications Operating, LLC	4.91	7/23/2025	21,470
2,461	CSC Holdings, LLC (a)	3.24	7/15/2025	2,464
2,000	CSC Holdings, LLC (b)	5.50	4/15/2027	2,073
5,000	NBCUniversal Enterprise, Inc. (b)	1.97	4/15/2019	5,018
				31,025
	Casinos & Gaming (0.1%)
3,500	MGM Resorts International	8.63	2/01/2019	3,885
	Department Stores (0.2%)
3,200	Dillard's, Inc.	7.13	8/01/2018	3,391
5,000	J.C. Penney Co., Inc.	5.65	6/01/2020	5,000
2,000	Macy's Retail Holdings, Inc.	7.45	7/15/2017	2,023
				10,414
	Home Furnishings (0.1%)
2,494	Serta Simmons Bedding, LLC (a)	4.54	11/08/2023	2,505
	Homebuilding (0.4%)
2,000	D.R. Horton, Inc.	5.75	8/15/2023	2,267
5,000	Lennar Corp.	4.50	11/15/2019	5,187
2,000	Lennar Corp.	4.13	1/15/2022	2,048
5,000	Toll Bros Finance Corp.	4.88	3/15/2027	5,137
				14,639
	Hotels, Resorts & Cruise Lines (0.1%)
2,000	Hilton Worldwide Finance, LLC (b)	4.88	4/01/2027	2,055
	Housewares & Specialties (0.2%)
7,500	Newell Brands, Inc.	3.85	4/01/2023	7,841
	Restaurants (0.1%)
4,496	1011778 B.C. Unlimited Liability Co.(a)	3.30	2/16/2024	4,503

1 | USAA Intermediate-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	Specialized Consumer Services (0.1%)
$1,000	Service Corp. International	7.63%	10/01/2018	$1,080
2,000	Service Corp. International	5.38	5/15/2024	2,120
				3,200
	Specialty Stores (0.2%)
4,260	Harbor Freight Tools USA, Inc.(a)	4.24	8/19/2023	4,256
4,000	PetSmart,Inc,, acquired 4/28/2017; cost $4,000,
	(a),(c),(d),(j)	— (r)	3/11/2022	4,000
2,000	Sally Holdings, LLC / Sally Capital, Inc.	5.75	6/01/2022	2,065
				10,321
	Total Consumer Discretionary			124,472
	Consumer Staples (2.5%)
	Agricultural Products (0.2%)
5,000	Bunge Ltd. Finance Corp.	3.25	8/15/2026	4,899
2,000	Cargill, Inc. (b)	6.00	11/27/2017	2,052
				6,951
	Drug Retail (0.7%)
5,000	CVS Health Corp.	4.88	7/20/2035	5,419
8,636	CVS Pass-Through Trust (b),(e)	5.93	1/10/2034	9,958
10,000	Walgreens Boots Alliance, Inc.	3.80	11/18/2024	10,291
				25,668
	Food Retail (0.0%)
1,225	Albertsons, LLC (a)	4.30	6/22/2023	1,231
	Packaged Foods & Meat (1.6%)
10,000	Flowers Foods, Inc.	3.50	10/01/2026	9,925
10,000	J.M. Smucker Co.	4.25	3/15/2035	10,135
1,500	JBS USA, LLC (a)	3.48	10/30/2022	1,509
11,799	Kraft Heinz Food Co. (b)	4.88	2/15/2025	12,642
15,000	Kraft Heinz Foods Co.	3.50	6/06/2022	15,520
3,500	Mead Johnson Nutrition Co.	4.13	11/15/2025	3,706
10,000	Tyson Foods, Inc.	3.95	8/15/2024	10,305
				63,742
	Total Consumer Staples			97,592
	Energy (10.2%)
	Integrated Oil & Gas (0.6%)
10,000	Chevron Corp.	2.95	5/16/2026	9,983
10,000	Occidental Petroleum Corp.	3.40	4/15/2026	10,130
5,000	Occidental Petroleum Corp.	3.00	2/15/2027	4,897
				25,010
	Oil & Gas Drilling (0.3%)
10,000	Nabors Industries, Inc.	4.63	9/15/2021	10,150
1,000	Noble Holding International Ltd.	4.90	8/01/2020	970
3,000	Noble Holding International Ltd.	3.95	3/15/2022	2,580
				13,700
	Oil & Gas Equipment & Services (0.3%)
3,079	SEACOR Holdings, Inc.	7.38	10/01/2019	3,141
2,000	SESI, LLC	7.13	12/15/2021	2,030
2,000	Weatherford Bermuda	9.63	3/01/2019	2,209
3,180	Weatherford Bermuda (f)	5.13	9/15/2020	3,222
				10,602
	Oil & Gas Exploration & Production (1.7%)
1,830	Chesapeake Energy Corp. (b)	8.00	12/15/2022	1,935
10,000	ConocoPhillips Co.	4.95	3/15/2026	11,197

Portfolio of Investments | 2

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$4,000	Denbury Resources, Inc.	6.38%	8/15/2021	$3,190
4,000	Devon Energy Corp. (f)	5.85	12/15/2025	4,639
2,000	EQT Corp.	6.50	4/01/2018	2,083
1,000	EQT Corp.	8.13	6/01/2019	1,115
3,000	EQT Corp.	4.88	11/15/2021	3,230
7,500	Hess Corp.	4.30	4/01/2027	7,508
5,000	Newfield Exploration Co.	5.38	1/01/2026	5,269
2,000	Noble Energy, Inc.	8.25	3/01/2019	2,219
5,000	Pioneer Natural Resource	3.95	7/15/2022	5,279
1,000	Polar Tankers, Inc. (b)	5.95	5/10/2037	1,144
900	QEP Resources, Inc.	6.80	3/01/2020	943
5,000	QEP Resources, Inc.	6.88	3/01/2021	5,300
10,000	Southwestern Energy Co. (f)	4.10	3/15/2022	9,400
2,000	Southwestern Energy Co.	6.70	1/23/2025	2,000
				66,451
	Oil & Gas Refining & Marketing (0.3%)
6,000	EnLink Midstream Partners, LP	4.15	6/01/2025	6,035
5,000	Marathon Petroleum Corp.	4.75	9/15/2044	4,643
2,000	Motiva Enterprises, LLC (b)	5.75	1/15/2020	2,162
				12,840
	Oil & Gas Storage & Transportation (7.0%)
15,000	Boardwalk Pipelines, LP	4.95	12/15/2024	16,010
250	Buckeye Partners, LP	5.13	7/01/2017	251
10,000	Buckeye Partners, LP	2.65	11/15/2018	10,066
10,000	Buckeye Partners, LP	4.35	10/15/2024	10,351
10,000	Columbia Pipeline Group Co.	4.50	6/01/2025	10,605
3,000	DCP Midstream Operating, LP	4.95	4/01/2022	3,084
4,000	DCP Midstream Operating, LP	3.88	3/15/2023	3,920
18,000	DCP Midstream, LLC (b)	5.85	5/21/2043	17,280
9,306	Enable Oklahoma Intrastate Transmission, LLC
	(b)	6.25	3/15/2020	10,024
19,000	Enbridge Energy Partners, LP	8.05 (g)	10/01/2077	18,857
1,000	Energy Transfer Partners, LP	9.70	3/15/2019	1,135
14,000	Energy Transfer Partners, LP	4.05 (g)	11/01/2066	12,022
1,000	Enterprise Products Operating, LLC	4.74 (g)	8/01/2066	1,001
11,800	Enterprise Products Operating, LLC	7.03	1/15/2068	12,242
5,000	EQT Midstream Partners, LP	4.00	8/01/2024	5,086
9,000	EQT Midstream Partners, LP	4.13	12/01/2026	9,095
2,000	Florida Gas Transmission Co. (b)	7.90	5/15/2019	2,215
3,000	Florida Gas Transmission Co. (b)	5.45	7/15/2020	3,258
2,000	Kinder Morgan Energy Partners	6.50	4/01/2020	2,217
7,000	Kinder Morgan Energy Partners (e)	5.00	10/01/2021	7,549
1,000	Kinder Morgan, Inc.	6.50	9/15/2020	1,119
6,000	Kinder Morgan, Inc. (b)	5.00	2/15/2021	6,444
7,500	MPLX, LP	4.00	2/15/2025	7,549
12,000	NGPL PipeCo, LLC (b)	7.12	12/15/2017	12,382
6,066	Northwest Pipeline, LLC (b)	4.00	4/01/2027	6,204
2,000	NuStar Logistics, LP	8.15	4/15/2018	2,117
5,000	NuStar Logistics, LP	4.80	9/01/2020	5,180
3,000	NuStar Logistics, LP	4.75	2/01/2022	3,045
2,000	ONEOK Partners, LP	8.63	3/01/2019	2,220
5,000	ONEOK Partners, LP	4.90	3/15/2025	5,362
8,000	ONEOK, Inc.	4.25	2/01/2022	8,319
1,000	Plains All American Pipeline, LP	8.75	5/01/2019	1,122
5,000	Plains All American Pipeline, LP	3.85	10/15/2023	5,054
1,000	Questar Pipeline Co.	5.83	2/01/2018	1,030
5,000	Regency Energy Partners, LP & Regency
	Energy Finance Corp.	5.88	3/01/2022	5,512
6,000	Sabine Pass Liquefaction, LLC	5.63	2/01/2021	6,530
2,000	Southern Union Co.	4.05 (g)	11/01/2066	1,643
1,000	Spectra Energy Capital, LLC	8.00	10/01/2019	1,123
5,000	Spectra Energy Partners, LP	3.38	10/15/2026	4,872
4,500	Targa Resources Partners, LP	5.00	1/15/2018	4,556

3 | USAA Intermediate-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$2,000	Tennessee Gas Pipeline Co.	7.00%	10/15/2028	$2,412
1,000	Tesoro Logistics, LP/Tesoro Logistics Finance
	Corp.	6.25	10/15/2022	1,078
3,000	Transcontinental Gas Pipe Line Company, LLC	7.85	2/01/2026	3,893
5,000	Western Gas Partners, LP	5.38	6/01/2021	5,427
6,250	Western Gas Partners, LP	4.65	7/01/2026	6,561
10,000	Williams Companies, Inc.	4.55	6/24/2024	10,287
				277,309
	Total Energy			405,912

Financials (18.1%)

Asset Management & Custody Banks (1.1%)

10,000	Ares Capital Corp.	4.88	11/30/2018	10,344
10,000	FS Investment Corp.	4.00	7/15/2019	10,065
5,000	Main Street Capital Corp.	4.50	12/01/2019	5,026
11,400	Prospect Capital Corp.	5.00	7/15/2019	11,721
10,000	State Street Corp.	2.13 (g)	6/01/2077	8,812
				45,968
	Consumer Finance (0.1%)
5,000	Capital One Financial Corp.	3.75	3/09/2027	4,972
	Diversified Banks (1.8%)
2,000	Bank of America Corp.	5.75	12/01/2017	2,048
10,000	Bank of America Corp.	2.23 (g)	3/22/2018	10,074
10,000	Bank of America Corp.	4.20	8/26/2024	10,312
10,000	Bank of America Corp.	3.71	4/24/2028	10,034
15,000	Citigroup, Inc.	4.40	6/10/2025	15,459
1,000	Comerica Bank	5.20	8/22/2017	1,011
2,000	JPMorgan Chase Capital XIII	2.10 (g)	9/30/2034	1,773
10,000	JPMorgan Chase Capital XXI	1.98 (g)	2/02/2087	8,719
7,500	USB Realty Corp. (b)	2.31 (g)	-(h)	6,431
5,000	Wells Fargo & Co.	3.50	3/08/2022	5,219
				71,080
	Financial Exchanges & Data (0.2%)
10,000	S&P Global, Inc.	4.00	6/15/2025	10,510
	Investment Banking & Brokerage (0.3%)
10,000	Morgan Stanley	4.88	11/01/2022	10,888
	Life & Health Insurance (1.8%)
3,000	American Equity Investment Life Holding Co.	6.63	7/15/2021	3,126
2,000	Forethought Financial Group (b)	8.63	4/15/2021	2,242
13,018	Lincoln National Corp.	3.40 (g)	5/17/2066	11,602
8,000	MetLife, Inc.	6.40	12/15/2066	9,020
5,000	MetLife, Inc. (b)	9.25	4/08/2068	7,206
1,000	Ohio National Financial Services, Inc. (b)	6.38	4/30/2020	1,096
2,000	Ohio National Financial Services, Inc. (b)	6.63	5/01/2031	2,345
5,000	Primerica, Inc.	4.75	7/15/2022	5,362
3,000	Principal Financial Global Fund, LLC	1.68 (g)	1/10/2031	2,601
2,000	Prudential Financial, Inc.	6.00	12/01/2017	2,051
10,000	Prudential Financial, Inc.	5.88	9/15/2042	11,060
14,271	StanCorp Financial Group, Inc.	6.90 (g)	6/01/2067	12,915
				70,626
	Multi-Line Insurance (1.4%)
2,000	American International Group, Inc.	8.18	5/15/2068	2,585
10,000	Genworth Holdings, Inc.	3.04 (g)	11/15/2066	4,750
14,000	Glen Meadow Pass-Through Trust (b)	3.16 (g)	2/12/2067	12,303
10,000	Kemper Corp.	4.35	2/15/2025	10,157
5,000	Loews Corp.	3.75	4/01/2026	5,181
20,235	Nationwide Mutual Insurance Co. (b)	3.42 (g)	12/15/2024	19,980
				54,956

Portfolio of Investments | 4

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	Multi-Sector Holdings (0.4%)
$5,000	Berkshire Hathaway Finance Corp.	1.30%	5/15/2018	$4,994
10,000	BNSF Funding Trust I	6.61	12/15/2055	11,425
				16,419
	Property & Casualty Insurance (4.2%)
2,000	Allied World Assurance Holdings Ltd.	5.50	11/15/2020	2,189
5,000	Allied World Assurance Holdings Ltd.	4.35	10/29/2025	5,056
5,000	Allstate Corp.	6.13 (g)	5/15/2067	4,900
15,000	Allstate Corp.	5.75	8/15/2053	16,341
7,500	AmTrust Financial Services, Inc.	6.13	8/15/2023	7,569
1,535	Assured Guaranty U.S. Holdings, Inc.	7.00	6/01/2034	1,818
1,000	Assured Guaranty U.S. Holdings, Inc.	3.51 (g)	12/15/2066	785
22,000	Chubb Corp.	3.41 (g)	3/29/2067	21,835
5,000	Hanover Insurance Group, Inc.	4.50	4/15/2026	5,223
9,760	Ironshore Holdings, Inc. (b)	8.50	5/15/2020	11,132
4,000	Markel Corp.	3.63	3/30/2023	4,123
10,000	Mercury General Corp.	4.40	3/15/2027	10,114
5,000	Navigators Group, Inc.	5.75	10/15/2023	5,407
15,000	Oil Insurance Ltd (b)	4.13 (g)	-(h)	12,900
6,000	Old Republic International Corp.	3.88	8/26/2026	5,963
10,025	OneBeacon U.S. Holdings, Inc.	4.60	11/09/2022	10,003
10,000	ProAssurance Corp.	5.30	11/15/2023	11,012
20,010	Progressive Corp.	6.70 (g)	6/15/2067	20,135
5,000	RLI Corp.	4.88	9/15/2023	5,302
5,000	Travelers Companies, Inc.	3.35 (g)	3/15/2067	4,862
				166,669
	Regional Banks (6.2%)
10,000	Associated Banc-Corp.	4.25	1/15/2025	10,260
10,000	Banc of California, Inc.	5.25	4/15/2025	10,046
10,000	Bank of the Ozarks, Inc.	5.50	7/01/2026	10,575
5,000	BankUnited, Inc.	4.88	11/17/2025	5,145
15,000	Citizens Financial Group, Inc. (b)	4.15	9/28/2022	15,591
5,500	Citizens Financial Group, Inc.	3.75	7/01/2024	5,475
4,750	CoBiz Financial, Inc.	5.63	6/25/2030	5,160
6,035	Compass Bank	6.40	10/01/2017	6,142
2,000	Cullen/Frost Bankers, Inc.	4.50	3/17/2027	2,070
10,000	Cullen/Frost Capital Trust II	2.60 (g)	3/01/2034	8,844
10,000	Eagle Bancorp, Inc.	5.00	8/01/2026	10,250
10,000	Fifth Third Bank	3.85	3/15/2026	10,168
5,000	First Financial Bancorp	5.13	8/25/2025	5,000
1,000	First Maryland Capital Trust I	2.16 (g)	1/15/2027	911
5,000	First Midwest Bancorp, Inc.	5.88	9/29/2026	5,270
10,000	First Niagara Financial Group, Inc. (e)	7.25	12/15/2021	11,824
5,000	FirstMerit Bank, N.A.	4.27	11/25/2026	5,148
10,000	Fulton Financial Corp.	4.50	11/15/2024	10,234
5,000	Hilltop Holdings, Inc.	5.00	4/15/2025	5,037
3,000	Home Bancshares, Inc.	5.63	4/15/2027	3,094
10,000	Huntington Bancshares, Inc.	3.15	3/14/2021	10,228
10,000	Huntington Bancshares, Inc.	4.35	2/04/2023	10,441
10,000	Key Bank, N.A.	3.40	5/20/2026	9,879
750	KeyCorp Capital II	6.88	3/17/2029	834
5,000	LegacyTexas Financial Group	5.50	12/01/2025	5,050
16,000	Manufacturers & Traders Trust Co.	1.69 (g)	12/01/2021	15,760
5,000	MUFG Americas Holdings Corp.	3.50	6/18/2022	5,157
10,000	People's United Bank	4.00	7/15/2024	10,085
10,000	People's United Financial, Inc.	3.65	12/06/2022	10,247
5,000	Sterling National Bank	5.25	4/01/2026	5,087
5,000	SunTrust Capital I	1.71 (g)	5/15/2027	4,400
5,000	TCF National Bank	4.60	2/27/2025	5,018
5,000	Webster Financial Corp.	4.38	2/15/2024	5,017
1,000	Wilmington Trust Corp.	8.50	4/02/2018	1,058

5 | USAA Intermediate-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$3,500	Wintrust Financial Corp.	5.00%	6/13/2024	$3,539
				248,044
	Reinsurance (0.3%)
5,000	Alleghany Corp.	5.63	9/15/2020	5,494
5,000	Platinum Underwriters Finance, Inc.	7.50	6/01/2017	5,024
				10,518
	Thrifts & Mortgage Finance (0.3%)
10,000	EverBank Financial Corp.	5.75	7/02/2025	10,549
	Total Financials			721,199
	Health Care (2.3%)
	Biotechnology (0.1%)
5,000	Baxalta, Inc.	4.00	6/23/2025	5,151
	Health Care Equipment (0.3%)
9,000	CR Bard, Inc.	3.00	5/15/2026	8,907
2,000	Teleflex, Inc.	4.88	6/01/2026	2,040
				10,947
	Health Care Facilities (0.5%)
10,000	HCA, Inc.	4.50	2/15/2027	10,120
2,000	HealthSouth Corp.	5.75	11/01/2024	2,047
5,000	Premier Health Partners	2.91	11/15/2026	4,637
4,000	SSM Health Care	3.82	6/01/2027	4,062
				20,866
	Health Care Services (0.3%)
10,000	Express Scripts Holding Co.	3.00	7/15/2023	9,842
	Managed Health Care (0.1%)
5,000	UnitedHealth Group, Inc.	3.10	3/15/2026	5,003
	Pharmaceuticals (1.0%)
10,000	Actavis Funding SCS	3.80	3/15/2025	10,194
1,000	Endo Luxembourg Finance (a),(c)	5.42	4/05/2024	1,009
5,000	Mallinckrodt International Finance S.A. (f)	4.75	4/15/2023	4,288
5,000	Mylan N.V.	3.75	12/15/2020	5,168
5,000	Mylan N.V.	3.95	6/15/2026	4,955
15,000	Zoetis, Inc.	3.25	2/01/2023	15,313
				40,927
	Total Health Care			92,736
	Industrials (5.6%)
	Aerospace & Defense (1.2%)
10,000	Arconic, Inc.	5.40	4/15/2021	10,763
10,000	L-3 Communications Corp.	5.20	10/15/2019	10,699
15,000	Lockheed Martin Corp.	3.60	3/01/2035	14,569
5,000	Spirit AeroSystems, Inc.	3.85	6/15/2026	5,050
5,000	United Technologies Corp.	3.10	6/01/2022	5,188
				46,269
	Air Freight & Logistics (0.2%)
10,000	FedEx Corp.	3.90	2/01/2035	9,748
	Airlines (1.3%)
530	America West Airlines, Inc. Pass-Through Trust
	(INS)	7.93	7/02/2020	558

Portfolio of Investments | 6

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$8,256	American Airlines, Inc. Pass-Through Trust	4.00%	1/15/2027	$8,514
410	Continental Airlines, Inc. Pass-Through Trust	6.55	8/02/2020	432
408	Continental Airlines, Inc. Pass-Through Trust
	(INS)	6.24	9/15/2021	422
8,834	Continental Airlines, Inc. Pass-Through Trust	4.15	10/11/2025	9,232
8,342	Hawaiian Airlines, Inc. Pass-Through Trust	3.90	7/15/2027	8,565
6,003	United Airlines, Inc. Pass-Through Trust	4.63	3/03/2024	6,161
4,386	United Airlines, Inc. Pass-Through Trust	4.30	2/15/2027	4,606
712	US Airways Group, Inc. Pass-Through Trust
	(INS)	7.08	9/20/2022	761
3,063	US Airways Group, Inc. Pass-Through Trust	6.25	10/22/2024	3,343
1,980	US Airways Group, Inc. Pass-Through Trust (e)	7.13	4/22/2025	2,289
8,391	US Airways Group, Inc. Pass-Through Trust	3.95	5/15/2027	8,579
				53,462
	Building Products (0.0%)
1,000	USG Corp.	8.25	1/15/2018	1,054
	Construction Machinery & Heavy Trucks (0.4%)
4,888	Terex Corp.(a)	3.54	1/31/2024	4,904
10,000	Wabtec Corp. (b)	3.45	11/15/2026	9,821
				14,725
	Industrial Conglomerates (0.2%)
5,921	General Electric Co.	5.00	-(h)	6,252
	Industrial Machinery (0.6%)
5,000	CNH Industrial Capital, LLC	3.88	7/16/2018	5,113
10,000	CNH Industrial Capital, LLC	3.38	7/15/2019	10,187
6,000	Stanley Black & Decker, Inc. (f)	5.75	12/15/2053	6,352
				21,652
	Railroads (0.3%)
1,700	Union Pacific Corp.	3.25	1/15/2025	1,741
10,000	Union Pacific Corp.	2.75	3/01/2026	9,873
				11,614
	Trading Companies & Distributors (0.6%)
10,000	Air Lease Corp.	3.00	9/15/2023	9,844
7,000	ILFC E-Capital Trust I (b)	4.66 (g)	12/21/2065	6,667
2,000	ILFC E-Capital Trust II (b)	4.91 (g)	12/21/2065	1,930
6,000	International Lease Finance Corp. (b)	7.13	9/01/2018	6,407
				24,848
	Trucking (0.8%)
1,000	Avis Budget Car Finance, Inc. (b),(f)	5.13	6/01/2022	976
5,000	ERAC USA Finance, LLC (b)	3.30	10/15/2022	5,072
20,000	Penske Truck Leasing Co., LP (b)	4.25	1/17/2023	21,081
5,000	Ryder System, Inc.	3.45	11/15/2021	5,162
1,865	YRC Worldwide, Inc. (a)	8.50	2/13/2019	1,830
				34,121
	Total Industrials			223,745
	Information Technology (1.4%)
	Application Software (0.1%)
3,491	Solera, LLC (a)	4.25	3/03/2023	3,520
	Communications Equipment (0.2%)
10,000	Cisco Systems, Inc.	2.60	2/28/2023	10,066
	Electronic Equipment & Instruments (0.1%)
2,604	Keysight Technologies, Inc.	4.60	4/06/2027	2,711
	Electronic Manufacturing Services (0.1%)
5,000	Molex Electronic Technologies, LLC (b)	3.90	4/15/2025	5,014

7 | USAA Intermediate-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	Home Entertainment Software (0.2%)
$7,500	Activision Blizzard, Inc. (b)	3.40%	9/15/2026	$7,365
	Semiconductors (0.4%)
5,000	Broadcom Ltd. / Broadcom Cayman L.P. (b)	3.63	1/15/2024	5,080
1,000	Micron Technology, Inc.	7.50	9/15/2023	1,123
10,000	Qualcomm, Inc.	3.45	5/20/2025	10,212
				16,415
	Technology Hardware, Storage, & Peripherals (0.3%)
7,500	Dell International, LLC / EMC Corp. (b)	4.42	6/15/2021	7,881
2,500	Dell International, LLC / EMC Corp. (b)	5.88	6/15/2021	2,656
				10,537
	Total Information Technology			55,628
	Materials (2.8%)
	Commodity Chemicals (0.5%)
5,000	Chevron Phillips Chemical Co. (b)	3.40	12/01/2026	5,061
3,850	LYB International Finance II B.V.	3.50	3/02/2027	3,814
10,000	Westlake Chemical Corp.	3.60	8/15/2026	9,918
				18,793
	Construction Materials (0.2%)
3,000	CRH America, Inc.	5.75	1/15/2021	3,327
5,000	Martin Marietta Materials, Inc.	4.25	7/02/2024	5,230
				8,557
	Diversified Chemicals (0.2%)
7,500	CF Industries, Inc. (b)	4.50	12/01/2026	7,642
1,000	E.I. du Pont de Nemours & Co.	6.00	7/15/2018	1,051
				8,693
	Diversified Metals & Mining (0.1%)
6,000	Freeport-McMoRan, Inc.	3.55	3/01/2022	5,670
	Metal & Glass Containers (0.1%)
1,000	Ball Corp.	5.00	3/15/2022	1,071
2,500	Ball Corp.	5.25	7/01/2025	2,710
				3,781
	Paper Packaging (0.8%)
3,000	International Paper Co.	7.50	8/15/2021	3,594
5,000	International Paper Co. (e)	4.75	2/15/2022	5,475
5,000	International Paper Co.	3.80	1/15/2026	5,148
7,500	International Paper Co.	3.00	2/15/2027	7,159
5,153	Sealed Air Corp. (b)	6.88	7/15/2033	5,630
5,000	WestRock RKT Co.	4.45	3/01/2019	5,207
				32,213
	Paper Products (0.1%)
3,000	Georgia-Pacific, LLC	7.25	6/01/2028	3,952
	Specialty Chemicals (0.1%)
3,500	H.B. Fuller Co.	4.00	2/15/2027	3,564
	Steel (0.7%)
2,000	Allegheny Technologies, Inc.	9.38	6/01/2019	2,215
10,000	Allegheny Technologies, Inc.	5.95	1/15/2021	9,950
3,000	Allegheny Technologies, Inc.	7.88	8/15/2023	3,109
2,000	Carpenter Technology Corp. (e)	5.20	7/15/2021	2,089
10,000	Worthington Industries, Inc.	4.55	4/15/2026	10,344
				27,707
	Total Materials			112,930

Portfolio of Investments | 8

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Real Estate (5.1%)

REITs - Diversified (0.3%)

$6,000	Spirit Realty Capital, Inc. (b)	4.45%	9/15/2026	$5,959
5,000	Washington REIT	3.95	10/15/2022	5,073
				11,032
	REITs - Health Care (1.1%)
4,000	Care Capital Properties, LP	5.13	8/15/2026	4,023
4,901	MPT Operating Partnership, LP / MPT Finance
	Corp.	5.25	8/01/2026	5,048
2,000	Nationwide Health Properties, Inc.	6.90	10/01/2037	2,463
10,000	Omega Healthcare Investors, Inc.	4.95	4/01/2024	10,461
7,500	Physicians Realty, LP	4.30	3/15/2027	7,519
4,000	Sabra Health Care, LP & Sabra Capital Corp.	5.50	2/01/2021	4,160
2,000	Senior Housing Properties Trust (i)	6.75	12/15/2021	2,231
2,000	Welltower, Inc.	4.70	9/15/2017	2,023
3,000	Welltower, Inc.	6.13	4/15/2020	3,317
2,000	Welltower, Inc.	4.95	1/15/2021	2,154
				43,399
	REITs - Hotel & Resort (0.1%)
5,000	Hospitality Property Trust	4.95	2/15/2027	5,218
	REITs - Mortgage (0.1%)
2,000	Starwood Property Trust, Inc. (b)	5.00	12/15/2021	2,090
	REITs - Office (0.7%)
7,000	Alexandria Real Estate Equities, Inc.	4.60	4/01/2022	7,463
2,000	Boston Properties, LP	5.88	10/15/2019	2,162
8,000	Boston Properties, LP	3.85	2/01/2023	8,347
7,500	Columbia Property Trust Operating Partnership,
	LP	3.65	8/15/2026	7,304
932	Duke Realty, LP	6.50	1/15/2018	961
1,000	Equity Commonwealth	6.65	1/15/2018	1,010
				27,247
	REITs - Residential (0.6%)
5,550	AvalonBay Communities, Inc.	2.85	3/15/2023	5,501
9,000	ERP Operating, LP	2.85	11/01/2026	8,611
10,000	UDR, Inc.	4.63	1/10/2022	10,692
				24,804
	REITs - Retail (1.0%)
5,000	CBL & Associates, LP	5.25	12/01/2023	5,016
3,000	Federal Realty Investment Trust	3.00	8/01/2022	3,021
10,000	Federal Realty Investment Trust	2.75	6/01/2023	9,765
1,000	National Retail Properties, Inc.	6.88	10/15/2017	1,023
5,000	National Retail Properties, Inc.	4.00	11/15/2025	5,143
2,000	Realty Income Corp.	5.75	1/15/2021	2,208
2,100	Realty Income Corp.	3.25	10/15/2022	2,142
5,000	Realty Income Corp.	4.13	10/15/2026	5,193
6,000	Realty Income Corp.	3.00	1/15/2027	5,698
				39,209
	REITs - Specialized (1.2%)
5,000	American Tower Corp.	3.45	9/15/2021	5,129
5,000	American Tower Corp.(i)	5.90	11/01/2021	5,629
21,204	CC Holdings GS V, LLC / Crown Castle III Corp.	3.85	4/15/2023	22,065
3,930	Communications Sales + Leasing, Inc.(a)	4.00	10/24/2022	3,926
6,000	EPR Properties	7.75	7/15/2020	6,834
5,000	EPR Properties	4.75	12/15/2026	5,122
				48,705
	Total Real Estate			201,704

9 | USAA Intermediate-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Telecommunication Services (1.7%)

Integrated Telecommunication Services (1.3%)

$10,000	AT&T, Inc.	4.50%		5/15/2035	$9,500
2,000	AT&T, Inc.	5.25		3/01/2037	2,057
5,000	Centurylink Inc., acquired 2/22/2017; cost
	$5,000.(a),(c),(j)	— (r)		2/17/2018	5,000
2,000	CenturyLink, Inc.	6.45		6/15/2021	2,170
5,000	CenturyLink, Inc.	5.80		3/15/2022	5,250
2,000	CenturyLink, Inc.	6.75		12/01/2023	2,150
3,000	Frontier Communications Corp.	6.25		9/15/2021	2,790
5,000	Frontier Communications Corp.	11.00		9/15/2025	4,844
6,000	Qwest Corp. (e)	6.75		12/01/2021	6,673
10,000	Verizon Communications, Inc.	4.50		9/15/2020	10,681
					51,115
	Wireless Telecommunication Services (0.4%)
4,718	Grain Spectrum Funding II (b)	3.29		10/10/2034	4,732
11,000	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II,
	LLC/Sprint Spectrum Co. (b)	3.36		3/20/2023	11,124
					15,856
	Total Telecommunication Services				66,971
	Utilities (6.6%)
	Electric Utilities (4.3%)
7,291	Bruce Mansfield Unit Pass-Through Trust	6.85		6/01/2034	2,743
10,000	Cleco Corporate Holdings, LLC	3.74		5/01/2026	9,983
2,000	Cleveland Electric Illuminating Co.	8.88		11/15/2018	2,202
2,000	Commonwealth Edison Co.	5.80		3/15/2018	2,073
10,000	Duke Energy Carolinas, LLC	2.50		3/15/2023	9,969
5,000	Duke Energy Indiana, LLC	3.75		5/15/2046	4,808
1,045	Duke Energy Progress, Inc.	6.13		9/15/2033	1,318
13,000	Duquesne Light Holdings, Inc. (b)	6.40		9/15/2020	14,549
3,500	Duquesne Light Holdings, Inc. (b)	5.90		12/01/2021	3,925
10,000	Entergy Texas, Inc.	2.55		6/01/2021	9,938
132	FPL Energy National Wind, LLC (b)	5.61		3/10/2024	133
5,000	Georgia Power Co.	3.25		4/01/2026	4,969
3,000	Great Plains Energy, Inc.	6.88		9/15/2017	3,055
2,000	Indiana Michigan Power Co.	7.00		3/15/2019	2,175
12,500	IPALCO Enterprises, Inc. (e)	5.00		5/01/2018	12,906
2,000	Metropolitan Edison Co.	7.70		1/15/2019	2,175
1,000	Nevada Power Co.	6.50		5/15/2018	1,053
14,000	NextEra Energy Capital Holdings, Inc.	3.22	(g)	10/01/2066	12,530
1,000	NextEra Energy Capital Holdings, Inc.	7.30	(g)	9/01/2067	1,007
3,000	NV Energy, Inc.	6.25		11/15/2020	3,372
2,000	Oglethorpe Power Corp.	6.10		3/15/2019	2,136
5,000	Oncor Electric Delivery Co., LLC	3.75		4/01/2045	4,792
5,000	Pacific Gas & Electric Co.	2.95		3/01/2026	4,952
15,000	PPL Capital Funding, Inc.	3.82	(g)	3/30/2067	14,513
3,000	Public Service Co. of New Mexico	7.95		5/15/2018	3,187
6,900	Southern California Edison Co.	6.25		-(h)	7,702
10,000	Southern Co.	3.25		7/01/2026	9,752
5,000	System Energy Resources, Inc.	4.10		4/01/2023	5,177
4,000	Texas - New Mexico Power Co. (b)	9.50		4/01/2019	4,538
10,000	Xcel Energy, Inc.	3.30		6/01/2025	10,094
					171,726
	Gas Utilities (0.6%)
2,000	Atmos Energy Corp.	6.35		6/15/2017	2,012
1,000	Atmos Energy Corp.	8.50		3/15/2019	1,120
4,000	National Fuel Gas Co.(e)	4.90		12/01/2021	4,255
10,000	National Fuel Gas Co.	3.75		3/01/2023	10,027
1,000	National Fuel Gas Co.	7.38		6/13/2025	1,192

Portfolio of Investments | 10

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$6,120	Spire, Inc.	3.54%	2/27/2024	$6,192
				24,798
	Multi-Utilities (1.4%)
1,000	Ameren Illinois Co.	6.13	11/15/2017	1,025
2,000	Ameren Illinois Co.	9.75	11/15/2018	2,238
3,000	Black Hills Corp.	5.88	7/15/2020	3,291
5,000	Black Hills Corp.	3.95	1/15/2026	5,158
2,000	CMS Energy Corp.	6.25	2/01/2020	2,210
3,000	CMS Energy Corp.	5.05	3/15/2022	3,307
5,000	Consumers Energy Co.	2.85	5/15/2022	5,084
6,050	Dominion Resources, Inc.	3.98 (g)	6/30/2066	5,732
8,000	Dominion Resources, Inc.	3.45 (g)	9/30/2066	6,620
8,000	Puget Sound Energy, Inc.	6.97	6/01/2067	7,340
2,000	Sempra Energy	9.80	2/15/2019	2,271
14,500	WEC Energy Group, Inc.	6.25 (g)	5/15/2067	13,630
				57,906
	Water Utilities (0.3%)
10,000	Aquarion Co., Inc. (b)	4.00	8/15/2024	10,148
	Total Utilities			264,578
	Total Corporate Obligations (cost: $2,295,716)			2,367,467
	EURODOLLAR AND YANKEE OBLIGATIONS (18.4%)
	Consumer Discretionary (0.2%)
	Automobile Manufacturers (0.1%)
5,000	Daimler Finance, N.A., LLC (b)	2.25	7/31/2019	5,022
	Publishing (0.1%)
4,622	Pearson Funding Four plc (b)	3.75	5/08/2022	4,581
	Total Consumer Discretionary			9,603
	Consumer Staples (1.6%)
	Agricultural Products (0.2%)
8,000	Viterra, Inc. (b)	5.95	8/01/2020	8,735
	Brewers (0.5%)
5,000	Anheuser-Busch InBev Worldwide, Inc.	3.75	1/15/2022	5,270
15,000	Anheuser-Busch InBev Worldwide, Inc.	3.65	2/01/2026	15,313
				20,583
	Distillers & Vintners (0.3%)
10,000	Becle S.A. de C.V. (b)	3.75	5/13/2025	9,949
	Food Retail (0.0%)
301	Ahold Lease USA, Inc. Pass-Through Trust	7.82	1/02/2020	320
	Packaged Foods & Meat (0.1%)
5,000	Smithfield Foods, Inc. (b)	4.25	2/01/2027	5,112
	Tobacco (0.5%)
10,000	BAT International Finance plc (b)	3.25	6/07/2022	10,202
10,000	Imperial Brands Finance plc (b)	4.25	7/21/2025	10,504
				20,706
	Total Consumer Staples			65,405
	Energy (1.7%)
	Integrated Oil & Gas (1.0%)
10,000	BP Capital Markets plc	3.72	11/28/2028	10,300
1,000	Husky Energy, Inc.	7.25	12/15/2019	1,126
10,000	Petrobras Global Finance B.V. (f)	4.88	3/17/2020	10,330

11 | USAA Intermediate-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$5,000	Petroleos Mexicanos Co.	4.50%	1/23/2026	$4,863
10,000	Petroleos Mexicanos Co. (b)	6.50	3/13/2027	10,837
				37,456
	Oil & Gas Drilling (0.1%)
5,000	Noble Holding International Ltd.	7.70	4/01/2025	4,550
620	QGOG Atlantic/Alaskan Rigs Ltd.(b),(e)	5.25	7/30/2019	613
				5,163
	Oil & Gas Exploration & Production (0.1%)
1,500	Repsol Oil & Gas Canada, Inc.	7.75	6/01/2019	1,630
2,000	Woodside Finance Ltd. (b)	4.60	5/10/2021	2,125
				3,755
	Oil & Gas Storage & Transportation (0.5%)
5,000	APT Pipelines Ltd. (b)	4.20	3/23/2025	5,152
1,275	Nakilat, Inc. (b)	6.07	12/31/2033	1,506
2,000	TransCanada PipeLines Ltd.	7.13	1/15/2019	2,170
11,860	TransCanada PipeLines Ltd.	6.35 (g)	5/15/2067	11,000
				19,828
	Total Energy			66,202
	Financials (5.5%)
	Diversified Banks (4.5%)
10,000	ABN AMRO Bank N.V. (b)	4.75	7/28/2025	10,481
10,000	ABN AMRO Bank N.V. (b)	4.80	4/18/2026	10,553
10,000	Australia & New Zealand Banking Group Ltd. (b)	4.40	5/19/2026	10,435
2,450	Barclays Bank plc	1.63 (g)	-(h)	2,086
15,000	BNP Paribas S.A. (b)	4.38	5/12/2026	15,181
4,500	Cooperatieve Rabobank U.A.	1.70	3/19/2018	4,507
10,000	Cooperatieve Rabobank U.A.	3.88	2/08/2022	10,635
8,451	Cooperatieve Rabobank U.A.	3.95	11/09/2022	8,781
10,000	Credit Suisse Group Funding Ltd.	4.55	4/17/2026	10,514
10,000	HSBC Bank plc	1.63 (g)	-(h)	8,110
10,000	HSBC Holdings plc	3.90	5/25/2026	10,279
5,900	ING Groep N.V.	3.95	3/29/2027	6,055
10,000	Nordea Bank AB (b)	4.25	9/21/2022	10,480
10,000	Royal Bank of Scotland Group plc	6.13	12/15/2022	10,783
4,000	Royal Bank of Scotland Group plc (f)	7.64 (g)	-(h)	3,760
6,560	Santander Bank, N.A.	8.75	5/30/2018	7,021
10,000	Santander UK plc	3.05	8/23/2018	10,145
10,000	Santander UK plc (b)	5.00	11/07/2023	10,539
7,500	Swedbank AB (b)	2.65	3/10/2021	7,575
10,000	Westpac Banking Corp.	4.32	11/23/2031	10,280
				178,200
	Life & Health Insurance (0.2%)
7,000	Great-West Life & Annuity Insurance Capital, LP
	(b)	3.58 (g)	5/16/2046	6,974
	Property & Casualty Insurance (0.8%)
20,056	QBE Capital Funding III Ltd. (b)	7.25	5/24/2041	22,538
5,000	XLIT Ltd.	4.45	3/31/2025	5,145
5,000	XLIT Ltd.	3.62 (g)	-(h)	4,262
				31,945
	Total Financials			217,119
	Government (0.1%)
	Foreign Government (0.1%)
5,000	Italy Government International Bond	5.38	6/15/2033	5,514

Portfolio of Investments | 12

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Health Care (0.4%)

Pharmaceuticals (0.4%)

$ 15,000 Teva Pharmaceuticals Finance3.15% 10/01/2026 $ 13,994

Industrials (3.8%)

Aerospace & Defense (0.2%)

10,000	BAE Systems Holdings, Inc. (b)	3.85	12/15/2025	10,356
	Airlines (1.6%)
5,000	Air Canada Pass-Through Trust (b)	5.00	3/15/2020	5,106
3,848	Air Canada Pass-Through Trust (b)	5.38	11/15/2022	3,997
8,932	Air Canada Pass-Through Trust (b)	3.88	9/15/2024	8,831
8,569	Air Canada Pass-Through Trust (b)	4.13	11/15/2026	8,940
5,855	Air Canada Pass-Through Trust (b)	3.75	6/15/2029	5,980
13,152	British Airways Pass-Through Trust (b)	4.63	12/20/2025	14,066
3,212	Latam Airlines Pass-Through Trust	4.20	8/15/2029	3,212
2,128	Virgin Australia Trust (b)	6.00	4/23/2022	2,174
10,000	WestJet Airlines Ltd. (b)	3.50	6/16/2021	9,971
				62,277
	Airport Services (0.6%)
10,000	Heathrow Funding Ltd. (b)	4.88	7/15/2023	10,784
10,000	Sydney Airport Finance Co. Proprietary Ltd. (b)	3.90	3/22/2023	10,425
2,000	Sydney Airport Finance Co. Proprietary Ltd.	3.63	4/28/2026	2,014
				23,223
	Diversified Support Services (0.1%)
5,500	Brambles USA, Inc. (b)	4.13	10/23/2025	5,680
	Industrial Conglomerates (0.9%)
7,500	CK Hutchison International 16 Ltd. (b)	2.75	10/03/2026	7,131
5,000	CK Hutchison International 17 Ltd. (b)	3.50	4/05/2027	5,023
2,000	Hutchison Whampoa International 11 Ltd. (b)	4.63	1/13/2022	2,170
20,000	Siemens Financieringsmaatschappij N.V. (b)	3.25	5/27/2025	20,245
1,000	Siemens Financieringsmaatschappij N.V. (b)	6.13	8/17/2026	1,234
				35,803
	Railroads (0.3%)
4,261	Asciano Finance Ltd. (b)	4.63	9/23/2020	4,438
8,000	Canadian National Railway Co.	2.75	3/01/2026	7,937
				12,375
	Trading Companies & Distributors (0.1%)
3,000	Aercap Ireland Cap Ltd.	4.63	7/01/2022	3,197
	Total Industrials			152,911
	Information Technology (0.1%)
	Electronic Manufacturing Services (0.1%)
5,000	Tyco Electronics Group S.A.	3.50	2/03/2022	5,170
	Materials (3.7%)
	Commodity Chemicals (0.3%)
10,000	Braskem Finance Ltd.	6.45	2/03/2024	10,700
	Diversified Chemicals (0.1%)
3,000	Incitec Pivot Finance, LLC (b)	6.00	12/10/2019	3,213
	Diversified Metals & Mining (1.0%)
2,500	Anglo American Capital (b)	3.75	4/10/2022	2,519
5,000	Anglo American Capital plc (b)	2.63	9/27/2017	4,993
5,000	Anglo American Capital plc (b)	4.13	4/15/2021	5,138
10,000	Glencore Funding, LLC (b)	2.50	1/15/2019	10,082

13 | USAA Intermediate-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)(p)	Security	Rate	Maturity	(000)
$5,000	Glencore Funding, LLC (b)	4.00%	3/27/2027	$4,988
3,000	Southern Copper Corp.	3.88	4/23/2025	3,039
3,000	Teck Resources Ltd.	4.75	1/15/2022	3,120
5,000	Teck Resources Ltd.	3.75	2/01/2023	4,945
				38,824
	Fertilizers & Agricultural Chemicals (0.4%)
10,000	Potash Corp. of Saskatchewan, Inc.	3.00	4/01/2025	9,594
7,230	Yara International ASA (b)	3.80	6/06/2026	7,143
				16,737
	Gold (0.7%)
2,000	Barrick Gold Corp.	6.95	4/01/2019	2,187
15,000	Goldcorp, Inc.	3.70	3/15/2023	15,425
10,000	Kinross Gold Corp.	5.95	3/15/2024	10,772
				28,384
	Metal & Glass Containers (0.2%)
1,000	Ardagh Packaging Finance plc & Ardagh MP
	Holdings USA, Inc. (b)	4.25	9/15/2022	1,022
7,500	CCL Industries, Inc. (b)	3.25	10/01/2026	7,234
				8,256
	Paper Packaging (0.1%)
3,000	Smurfit Kappa Acquisitions (b)	4.88	9/15/2018	3,090
	Paper Products (0.1%)
5,000	Amcor Finance USA, Inc. (b)	3.63	4/28/2026	5,006
	Precious Metals & Minerals (0.3%)
10,000	Fresnillo plc (b)	5.50	11/13/2023	10,900
	Steel (0.5%)
3,000	ArcelorMittal	6.13	6/01/2018	3,134
2,000	ArcelorMittal	6.25	3/01/2021	2,190
4,000	ArcelorMittal	7.00	2/25/2022	4,555
2,000	Vale Overseas Ltd.	4.63	9/15/2020	2,098
5,000	Vale Overseas Ltd.	4.38	1/11/2022	5,136
5,000	Vale Overseas Ltd.	6.25	8/10/2026	5,477
				22,590
	Total Materials			147,700
	Real Estate (0.3%)
	REITs - Retail (0.3%)
10,750	WEA Finance, LLC / Westfield UK & Europe
	Finance plc (b)	3.75	9/17/2024	10,974
	Utilities (1.0%)
	Electric Utilities (1.0%)
3,500	Transelec S.A. (b)	3.88	1/12/2029	3,430
5,000	Emera US Finance, LP	3.55	6/15/2026	4,971
5,000	Comision Federal de Electricidad (b)	4.75	2/23/2027	5,056
10,000	Fortis, Inc. (b)	3.06	10/04/2026	9,487
6,000	EDP Finance B.V. (b)	4.13	1/15/2020	6,199
10,000	Electricite De France S.A. (b)	5.25	-(h)	10,037
				39,180
	Total Utilities			39,180
	Total Eurodollar and Yankee Obligations (cost: $711,919)			733,772

FOREIGN GOVERNMENT OBLIGATIONS (0.3%)

CAD	15,000 Province of Alberta (cost: $14,611)	2.55	12/15/2022	11,491

Portfolio of Investments | 14

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	ASSET-BACKED SECURITIES (0.7%)
	Financials (0.4%)
	Asset-Backed Financing (0.4%)
$2,855	Avis Budget Rental Car Funding AESOP, LLC
	(b)	3.75%	7/20/2020	$2,876
1,000	Citibank Credit Card Issuance Trust	5.65	9/20/2019	1,017
2,000	Hertz Vehicle Financing, LLC (b)	6.44	2/25/2019	2,050
2,316	Hertz Vehicle Financing, LLC	3.95	9/25/2019	2,325
2,419	SLM Student Loan Trust	1.38 (g)	1/25/2041	2,169
947	SLM Student Loan Trust	1.71 (g)	10/25/2065	862
956	Trinity Rail Leasing, LP (INS)(b)	5.27	8/14/2027	982
2,942	Trinity Rail Leasing, LP (b)	5.90	5/14/2036	2,958
				15,239
	Total Financials			15,239
	Utilities (0.3%)
	Electric Utilities (0.3%)
15,000	Hawaii Dept. of Business Economic Dev. &
	Tourism	3.24	1/01/2031	15,046
	Total Asset-Backed Securities (cost: $30,011)			30,285
	COLLATERALIZED LOAN OBLIGATIONS (0.8%)
	Financials (0.8%)
3,500	CIFC Funding Ltd. (b)	2.58	4/23/2029	3,503
4,000	Dryden Senior Loan Fund (b)	3.16 (g)	7/20/2029	4,045
10,000	Oaktree EIF Ltd. (b)	3.16	10/20/2027	10,008
5,000	Race Point Ltd. (b)	2.76 (g)	7/25/2028	5,020
5,000	Race Point Ltd. (b)	3.51 (g)	7/25/2028	5,049
3,000	Voya Ltd (b)	2.77	4/17/2030	3,006
	Total Financials			30,631
	Total Collateralized Loan Obligations (cost: $30,500)			30,631
	COLLATERALIZED MORTGAGE OBLIGATIONS (0.1%)
	Financials (0.1%)
2,431	Structured Asset Mortgage Investments, Inc.
	(cost: $2,326)	1.49 (g)	7/19/2035	2,250
	COMMERCIAL MORTGAGE SECURITIES (3.4%)
	Financials (3.4%)
	Commercial Mortgage-Backed Securities (2.8%)
129	Banc of America Commercial Mortgage, Inc.	5.28	11/10/2042	129
1,000	Banc of America Commercial Mortgage, Inc.	5.28	11/10/2042	806
5,980	Banc of America Commercial Mortgage, Inc.	6.49	2/10/2051	6,134
3,000	BCRR Trust (b)	5.86	7/17/2040	3,004
1,666	Bear Stearns Commercial Mortgage Securities,
	Inc.	5.21	2/11/2041	1,664
7,000	CFCRE Commercial Mortgage Trust (b)	5.95	12/15/2047	7,821
5,000	Citigroup Commercial Mortgage Trust	6.33	12/10/2049	5,102
1,506	Commercial Mortgage Trust	5.38	12/10/2046	1,511
1,950	DB-UBS Mortgage Trust (b),(i)	5.51	8/10/2044	2,135
3,000	FREMF Mortgage Trust (b)	3.62	11/25/2023	2,959
581	GE Capital Commercial Mortgage Corp.	5.45	11/10/2045	579

15 | USAA Intermediate-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$1,546	GMAC Commercial Mortgage Securities, Inc.	4.81%	5/10/2043	$1,428
2,108	Greenwich Capital Commercial Funding Corp.	5.95	7/10/2038	2,108
3,000	GS Mortgage Securities Trust (b)	4.95	1/10/2045	3,280
837	J.P. Morgan Chase Commercial Mortgage
	Securities Corp.	4.99	9/12/2037	837
4,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corp. (b)	5.72	11/15/2043	4,293
116	J.P. Morgan Chase Commercial Mortgage
	Securities Corp.	5.46	12/12/2043	116
90	J.P. Morgan Chase Commercial Mortgage
	Securities Corp.	6.14	4/17/2045	90
5,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corp.	6.14	4/17/2045	3,861
9,065	J.P. Morgan Chase Commercial Mortgage
	Securities Corp.	3.51	5/15/2045	9,474
5,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corp. (b)	5.59	8/15/2046	5,528
4,918	J.P. Morgan Chase Commercial Mortgage
	Securities Corp.	5.37	5/15/2047	4,916
2,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corp.	6.26	2/15/2051	2,022
2,000	Merrill Lynch Mortgage Trust	6.50	2/12/2051	2,026
2,000	Merrill Lynch Mortgage Trust (b)	6.50	2/12/2051	2,027
989	Morgan Stanley Capital I, Inc.	4.77	7/15/2056	985
5,000	Morgan Stanley-BAML Trust	3.74	8/15/2047	5,254
5,000	Royal Bank of Scotland Trust (b)	5.94	6/16/2049	4,999
9,815	UBS Commercial Mortgage Trust	3.40	5/10/2045	10,239
4,756	UBS-Citigroup Commercial Mortgage Trust (b)	5.15	1/10/2045	5,225
3,000	Wells Fargo Commercial Mortgage Trust (b)	5.28	11/15/2043	3,236
6,000	WF-RBS Commercial Mortgage Trust (b)	5.17	2/15/2044	6,478
				110,266
	Interest-Only Commercial Mortgage-Backed Securities (0.6%)
161,800	Fannie Mae (+)	0.74	4/25/2022	3,756
40,592	Freddie Mac (+)	1.51	12/25/2021	2,101
22,316	Freddie Mac (+)	1.83	3/25/2022	1,513
70,749	Freddie Mac (+)	1.41	8/25/2022	3,967
69,583	Freddie Mac (+)	1.00	10/25/2022	2,753
26,273	J.P. Morgan Chase Commercial Mortgage
	Securities Corp., acquired 9/28/2012; cost
	$1,356 (j)	1.98	10/15/2045	1,971
29,753	Morgan Stanley-BAML Trust Trust, acquired
	10/05/2012; cost $1,431 (b),(j)	2.13	11/15/2045	1,790
26,965	UBS Commercial Mortgage Trust, acquired
	5/01/2012; cost $1,332 (b),(j)	2.27	5/10/2045	2,284
71,587	WF-RBS Commercial Mortgage Trust, acquired
	12/04/2012; cost $4,068 (b),(j)	1.82	12/15/2045	4,819
				24,954
	Total Financials			135,220
	Total Commercial Mortgage Securities (cost: $129,542)			135,220

U.S. GOVERNMENT AGENCY ISSUES (3.4%)(k)

Mortgage-Backed Pass-Through Securities (3.4%)

9,045	Fannie Mae (+)	2.50	7/01/2027	9,187
3,500	Fannie Mae (+)	2.88	2/25/2027	3,491
20,000	Freddie Mac (+)	2.65	8/25/2026	19,814
10,000	Freddie Mac (+)	2.81	1/25/2025	10,141
12,000	Freddie Mac (+)	2.85	3/25/2026	12,022
13,140	Freddie Mac (+)	3.00	12/25/2025	13,441
10,400	Freddie Mac (+)	3.06	12/25/2024	10,733
11,885	Freddie Mac (+)	3.33	8/25/2025	12,473
5,000	Freddie Mac (+)	3.41	12/25/2026	5,260

Portfolio of Investments | 16

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$5,000	Freddie Mac (+)	3.43%	1/25/2027	$5,263
176	Freddie Mac (+) (l)	5.00	9/01/2020	182
115	Freddie Mac (+)	5.50	4/01/2036	129
15,000	Freddie Mac (+)	2.67	3/25/2026	14,938
20,000	Freddie Mac (+)	3.31	9/25/2025	20,955
				138,029
	Total U.S. Government Agency Issues (cost: $141,301)			138,029

U.S. TREASURY SECURITIES (5.8%)

Bonds (5.8%)

40,000	2.25%, 11/15/2025	40,024
75,000	1.63%, 2/15/2026	71,224
5,000	2.00%, 11/15/2026	4,879
5,000	2.25%, 2/15/2027	4,986
15,775	4.50%, 2/15/2036	20,239
20,000	2.75%, 8/15/2042	19,326
5,000	2.75%, 11/15/2042	4,827
5,000	3.13%, 8/15/2044	5,169
50,000	2.50%, 2/15/2045	45,574
5,050	2.25%, 8/15/2046 (i)	4,335
10,000	2.88%, 11/15/2046	9,831
		230,414
	Total U.S. Treasury Securities (cost: $237,004)	230,414

MUNICIPAL BONDS (4.1%)

Airport/Port (0.2%)

4,975	Chicago Midway Airport	5.00	1/01/2024	5,781
2,470	Chicago Midway Airport	5.00	1/01/2025	2,833
175	Riverside Financing Auth. (INS)	5.19	8/01/2017	176
				8,790
	Appropriated Debt (0.4%)
3,000	Baltimore Board of School Commissioners	5.69	12/15/2025	3,484
485	Escondido Joint Powers Financing Auth. (INS)	5.53	9/01/2018	495
3,000	Kannapolis	7.28	3/01/2027	3,169
5,000	Miami-Dade County School Board (INS)	5.38	5/01/2031	5,592
4,000	Palm Beach County School Board	5.40	8/01/2025	4,511
				17,251
	Casinos & Gaming (0.0%)
1,318	Mashantucket (Western) Pequot Tribe (m)	7.35 (t)	7/01/2026	270
	Diversified Real Estate Activities (0.0%)
285	American Eagle Northwest, LLC (b)	4.97	12/15/2018	290
	Education (1.0%)
3,430	Austin CCD	6.76	8/01/2030	4,138
250	California State Univ. (INS)	5.27	11/01/2017	255
1,000	Colorado State Board of Governors Univ.
	Enterprise System	4.90	3/01/2021	1,077
3,000	Los Alamitos USD No. 1	6.19	2/01/2026	3,489
3,000	Miami Univ.	6.67	9/01/2028	3,692
10,000	New Jersey EDA	4.45	6/15/2020	10,254
10,000	New Jersey EDA	5.25	9/01/2026	10,524
2,500	New Jersey EDA	5.71	6/15/2030	2,568

17 | USAA Intermediate-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$3,000	Rensselaer Polytechnic Institute	5.60%	9/01/2020	$3,273
				39,270
	General Obligation (0.7%)
1,250	Las Virgenes USD	5.54	8/01/2025	1,432
3,000	Long Beach USD	5.91	8/01/2025	3,572
5,000	New York City	6.27	12/01/2037	6,585
610	Oyster Bay	3.55	2/01/2019	611
1,825	Oyster Bay	3.80	2/01/2020	1,831
1,500	Oyster Bay	3.95	2/01/2021	1,504
5,000	Scranton School District (b)	3.13	12/01/2025(s)	5,010
5,000	State of Washington	5.25	2/01/2036	5,626
1,520	Will County, Illinois	4.08	11/15/2017	1,539
1,405	Will County, Illinois	4.28	11/15/2018	1,449
				29,159
	Hospital (0.7%)
5,000	Baylor Scott & White Holdings	2.65	11/15/2026	4,749
5,000	Bon Secours Charity Health System, Inc.	5.25	11/01/2025	5,327
16,695	Eastern Maine Healthcare Systems	3.71	7/01/2026	15,978
				26,054
	Miscellaneous (0.0%)
471	Keenan Dev. Association of Tennessee, LLC
	(INS)(b)	5.02	7/15/2028	501
	Multifamily Housing (0.1%)
1,365	Oklahoma Development Finance Auth.	5.88	8/01/2037	1,461
	Sales Tax (0.1%)
3,300	Miami-Dade County Transit System	4.59	7/01/2021	3,482
	Single Family Housing (0.1%)
5,000	New York State Mortgage Agency	4.20	10/01/2027	5,167
	Special Assessment/Tax/Fee (0.6%)
2,000	Florida State Department of Environmental
	Protection	5.76	7/01/2020	2,177
4,500	Harris County	4.45	11/15/2031	4,481
1,745	Metropolitan Nashville Airport Auth. (INS)	5.14	7/01/2018	1,817
3,000	New Jersey Transportation Trust Fund Auth.	5.75	12/15/2028	3,168
2,500	New York City Transitional Finance Auth.	5.00	2/01/2035	2,771
3,000	New York MTA	5.20	11/15/2018	3,172
5,000	New York MTA	6.73	11/15/2030	6,449
				24,035
	Water Utilities (0.1%)
3,000	Connecticut Dev. Auth.	5.50	4/01/2021	3,338
	Water/Sewer Utility (0.1%)
2,500	Tohopekaliga Water Auth. (PRE)	5.25	10/01/2036	2,911
	Total Municipal Bonds (cost: $150,710)			161,979
	Total Bonds (cost: $3,743,640)			3,841,538

Portfolio of Investments | 18

Principal
Amount		Market
$(000)/		Value
Shares	Security	(000)

EQUITY SECURITIES (1.5%)

PREFERRED STOCKS (1.5%)

Consumer Staples (0.7%)

Agricultural Products (0.7%)

400,000	CHS, Inc., 7.10%, cumulative redeemable, perpetual	$11,309
150,000	Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual (b)	16,088
		27,397
	Total Consumer Staples	27,397

Financials (0.5%)

Diversified Banks (0.2%)

87,500	Citigroup Capital XIII, 7.54%	2,301
50,000	HSBC Holdings plc, 6.20%, perpetual	1,301
5,000	US Bancorp, 3.50%, perpetual	4,375
		7,977
	Life & Health Insurance (0.2%)
369,987	Delphi Financial Group, Inc., 7.38%, cumulative redeemable (e)	8,359
	Property & Casualty Insurance (0.1%)
$3,000	Catlin Insurance Co. Ltd., 7.25%, perpetual (b)	2,767
	Regional Banks (0.0%)
2,000	CoBank ACB, 2.34%, perpetual (b)	1,253
2,000	Reinsurance (0.0%)
	American Overseas Group Ltd., 4.69%, non-cumulative, acquired 1/23/2007 -
	3/02/2007; cost $2,058*(d),(j)	400
	Total Financials	20,756
	Real Estate (0.1%)
	REITs - Residential (0.1%)
100,000	Equity Residential Properties Trust, depositary shares, Series K, 8.29%, cumulative
	redeemable, perpetual	6,306
	Telecommunication Services (0.2%)
	Integrated Telecommunication Services (0.1%)
200,000	Qwest Corp., 6.50%	5,004
	Wireless Telecommunication Services (0.1%)
2,000	Centaur Funding Corp., 9.08% (b)	2,332
	Total Telecommunication Services	7,336
	Total Preferred Stocks	61,795
	Total Equity Securities (cost: $60,106)	61,795

19 | USAA Intermediate-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

MONEY MARKET INSTRUMENTS (1.3%)

COMMERCIAL PAPER (1.2%)

Consumer Staples (0.4%)

Packaged Foods & Meat (0.4%)

$ 16,789 McCormick & Co., Inc.(b),(n)1.02% 5/01/2017 $ 16,789

Energy (0.7%)

Oil & Gas Exploration & Production (0.4%)

12,795	Canadian Natural Resources, Ltd.(b),(n)	1.28	5/02/2017	12,795
	Oil & Gas Storage & Transportation (0.3%)
10,916	Spectra Energy Partners (b),(n)	1.15	5/03/2017	10,915
1,577	Spectra Energy Partners (b),(n)	1.18	5/08/2017	1,577
				12,492
	Total Energy			25,287
	Utilities (0.1%)
	Electric Utilities (0.1%)
5,334	PPL Electric Utilities Corp.(b),(n)	1.12	5/05/2017	5,333
	Total Commercial Paper			47,409

Number of

Shares

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.1%)

6,385,898 State Street Institutional Treasury Money Market Fund Premier Class, 0.64% (o)	6,386
Total Money Market Instruments (cost: $53,795)	53,795

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.4%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.4%)

2,366,135	Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.64% (o)	2,366
12,154,395	Western Asset Institutional Government Reserves Fund, 0.67% (o)	12,155
	Total Short-Term Investments Purchased with Cash Collateral from Securities Loaned
	(cost: $14,521)	14,521
	Total Investments (cost: $3,872,062)	$3,971,649

Portfolio of Investments | 20

				Unrealized
				Appreciation/
Number of		Expiration	Contract	(Depreciation)
Contracts	Security	Date	Value (000)	(000)

FUTURES (q)

LONG FUTURES

Interest Rate Contracts

585 10 YR U.S. Treasury Note			06/21/2017 $		73,545		$480
Total Long Futures					$73,545		$480
($ in 000s)		VALUATION HIERARCHY
Assets		LEVEL 1	LEVEL 2		LEVEL 3		Total
Bonds:
Corporate Obligations	$	— $	2,367,467	$		— $	2,367,467
Eurodollar and Yankee Obligations		—	733,772			—	733,772
Foreign Government Obligations		—	11,491			—	11,491
Asset-Backed Securities		—	30,285			—	30,285
Collateralized Loan Obligations		—	30,631			—	30,631
Collateralized Mortgage Obligations		—	2,250			—	2,250
Commercial Mortgage Securities		—	135,220			—	135,220
U.S. Government Agency Issues		—	138,029			—	138,029
U.S. Treasury Securities		230,414	—			—	230,414
Municipal Bonds		—	161,979			—	161,979
Equity Securities:
Preferred Stocks		1,301	60,094			400	61,795
Money Market Instruments:
Commercial Paper		—	47,409			—	47,409
Government & U.S. Treasury Money Market
Funds		6,386	—			—	6,386
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned		14,521	—			—	14,521
Futures(1)		480	—			—	480
Total		$253,102	$3,718,627			$400	$3,972,129

1Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

21 | USAA Intermediate-Term Bond Fund

RECONCILIATION OF LEVEL 3 INVESTMENTS

	Asset-Backed	Collateralized
($ in 000s)	Securities	Loan Obligations	Preferred Stocks
Balance as of July 31, 2016	$3,163	$4,000	$500
Purchases	-	-	-
Sales	-	-	-
Transfers into Level 3	-	-	-
Transfers out of Level 3	(3,163)	(4,000)	-
Net realized gain (loss) on investments	-	-	-
Change in net unrealized appreciation/(depreciation) of	-	-	(100)
investments

Balance as of April 30, 2017	$-	$-	$400

FAIR VALUE LEVEL TRANSFERS

For the period of August 1, 2016, through April 30, 2017, the table below shows the transfers between Level 1, Level 2, and Level 3. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Assets ($ in 000s)	Transfers into (out of) Level 1	Transfers into (out of) Level 2	Transfers into (out of) Level 3
Asset-Backed
Securities(I)	$-	$3,163	$(3,163)
Collateralized Loan
Obligations(II)		4,000	(4,000)
Total	$-	$7,163	$(7,163)

(I)Transferred from Level 3 to Level 2 as result of the securities no longer being a single broker quote. (II)Transferred from Level 3 to Level 2 as a result of observable market data.

Portfolio of Investments | 22

NOTES TO PORTFOLIO

OF INVESTMENTS

April 30, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the USAA Intermediate-Term Bond Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund consists of four classes of shares: Intermediate-Term Bond Fund Shares (Fund Shares), Intermediate-Term Bond Fund Institutional Shares (Institutional Shares), Intermediate-Term Bond Fund Adviser Shares (Adviser Shares), and effective December 1, 2016, a new share class designated Intermediate-Term Bond Fund R6 Shares (R6 Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker- dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services. The R6 Shares are available for investment by participants in employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants and to endowment funds and foundations.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

23 | USAA Intermediate-Term Bond Fund

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

2.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

3.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the

Notes to Portfolio of Investments | 24

affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

4.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

5.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

6.Repurchase agreements are valued at cost.

7.Securities lending - The Fund, through its securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short- term investments will be less than the amount of cash collateral required to be returned to the borrower.

8.Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

9.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation

25 | USAA Intermediate-Term Bond Fund

of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category is primarily supported by a discounted prior tender offer. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when- issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

D.Derivative instruments and hedging activities – The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder

Notes to Portfolio of Investments | 26

redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at April 30, 2017, did not include master netting provisions.

Futures contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

E.As of April 30, 2017, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of April 30, 2017, were

$144,625,000 and $45,038,000, respectively, resulting in net unrealized appreciation of $99,587,000.

F.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $3,986,138,000 at April 30, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 20.1% of net assets at April 30, 2017.

G.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

27 | USAA Intermediate-Term Bond Fund

The Manager is currently evaluating the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for the amendments to Regulation S-X is August 1, 2017, with other staggered compliance dates extending through December 2018.

CATEGORIES AND DEFINITIONS

Eurodollar and Yankee obligations – Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

Asset-backed and commercial mortgage-backed securities – Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

Collateralized loan obligations (CLOs) – Collateralized loan obligations are securities issued by entities that are collateralized by a pool of loans. CLOs are issued in multiple classes (tranches), and can be equity or debt with specific adjustable or fixed interest rates, and varying maturities. The cash flow from the underlying loans is used to pay off each tranche separately within the debt, or senior tranches. Equity, or subordinated tranches, typically are not paid a cash flow but do offer ownership in the CLO itself in the event of a sale.

Collateralized mortgage obligations (CMOs) – Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage- related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities, but such maturities can be difficult to predict because of the effect of prepayments.

Interest-only commercial mortgage-backed securities (CMBS IOs) – Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment

Notes to Portfolio of Investments | 28

penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

CCD	Community College District
EDA	Economic Development Authority
MTA	Metropolitan Transportation Authority
PRE	Pre-refunded to a date prior to maturity
REIT	Real estate investment trust - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.
USD	Unified School District

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)	Principal and interest payments are insured by one of the following: AMBAC
Assurance Corp., Assured Guaranty Municipal Corp., MBIA Insurance
Corp., National Public Finance Guarantee Corp., or XL Capital Assurance.
Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

SPECIFIC NOTES

(a)Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the weighted average interest rate of all contracts within the loan facility and includes commitment fees on unfunded loan commitments. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at April 30, 2017. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

29 | USAA Intermediate-Term Bond Fund

(b)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board unless otherwise noted as illiquid.

(c)At April 30, 2017, the aggregate market value of securities purchased on a delayed- delivery basis was $10,009,000, of which $5,009,000 were when-issued securities.

(d)Security was fair valued at April 30, 2017, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $4,400,000, which represented 0.1% of the Fund's net assets.

(e)The security, or a portion thereof, is segregated to cover the value of open futures contracts at April 30, 2017.

(f)The security, or a portion thereof , was out on loan as of April 30, 2017.

(g)Variable-rate or floating-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at April 30, 2017.

(h)Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(i)At April 30, 2017, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

(j)Security deemed illiquid by the Manager, under liquidity guidelines approved by the the Board. The aggregate market value of these securities at April 30, 2017, was $20,264,000, which represented 0.5% of the Fund's net assets.

(k)U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

(l)Securities with a value of $182,000 are segregated as collateral for initial margin requirements on open futures contracts.

(m)Pay-in-kind (PIK) - security in which the issuer has or will have the option to make all or a portion of the interest or dividend payments in additional securities in lieu of cash.

Notes to Portfolio of Investments | 30

(n)Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (Section 4(a)(2) Commercial Paper). Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(a)(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(o)Rate represents the money market fund annualized seven-day yield at April 30, 2017.

(p)In U.S. dollars unless otherwise noted.

(q)The contract value of futures purchased as a percentage of Net Assets is 1.8%.

(r)The senior loan will settle after April 30, 2017, at which time the interest rate will be determined.

(s)Put bond – provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

(t)A portion of the coupon is payable in kind (PIK) 7.35% (6.35% cash, 1.00% PIK).

*Non-income-producing security.

31 | USAA Intermediate-Term Bond Fund

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA INCOME FUND

APRIL 30, 2017

(Form N-Q)

48484 -0617	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Income Fund

April 30, 2017 (unaudited)

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

BONDS (95.8%)

CORPORATE OBLIGATIONS (49.2%)

Consumer Discretionary (2.8%)

Apparel Retail (0.2%)

$10,000	L Brands, Inc.	5.63%	2/15/2022	$10,613
5,000	Mens Wearhouse, Inc. (a)	5.00	6/18/2021	4,706
				15,319
	Apparel, Accessories & Luxury Goods (0.0%)
1,499	Hanesbrands, Inc. (a)	3.49	4/29/2022	1,515
	Automobile Manufacturers (0.1%)
10,000	Ford Motor Co.	4.35	12/08/2026	10,264
	Automotive Retail (0.4%)
15,048	Advance Auto Parts, Inc.	4.50	12/01/2023	16,014
5,000	Autozone, Inc.	3.75	6/01/2027	5,050
5,000	CST Brands, Inc.	5.00	5/01/2023	5,213
				26,277
	Cable & Satellite (1.0%)
5,000	CCO Holdings, LLC & CCO Holdings Capital
	Corp. (b)	5.75	2/15/2026	5,323
20,000	Charter Communications Operating, LLC	6.38	10/23/2035	22,986
2,461	CSC Holdings, LLC (a)	3.24	7/15/2025	2,464
3,000	CSC Holdings, LLC (b)	5.50	4/15/2027	3,109
10,000	NBCUniversal Enterprise, Inc. (b)	1.97	4/15/2019	10,036
10,000	NBCUniversal Media, LLC (c)	5.15	4/30/2020	10,928
5,000	Sirius XM Radio, Inc. (b)	5.38	7/15/2026	5,131
10,000	Time Warner Cable, Inc.	6.75	7/01/2018	10,547
				70,524
	Casinos & Gaming (0.1%)
3,000	International Game Technology	7.50	6/15/2019	3,311
3,500	MGM Resorts International	8.63	2/01/2019	3,885
				7,196
	Department Stores (0.0%)
1,963	J C Penney Corp., Inc. (a)	5.30	6/23/2023	1,963
	Home Furnishings (0.0%)
2,494	Serta Simmons Bedding, LLC (a)	4.54	11/08/2023	2,505
	Homebuilding (0.2%)
5,000	Lennar Corp.	4.50	11/15/2019	5,187
5,000	Lennar Corp.	4.13	1/15/2022	5,119
4,000	Lennar Corp.	4.88	12/15/2023	4,155
				14,461
	Hotels, Resorts & Cruise Lines (0.2%)
5,000	Hilton Worldwide Finance, LLC (b)	4.88	4/01/2027	5,137

1 | USAA Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$5,000	Hyatt Hotels Corp.	3.38%	7/15/2023	$5,092
3,000	Royal Caribbean Cruises Ltd.	5.25	11/15/2022	3,323
				13,552
	Housewares & Specialties (0.1%)
7,500	Newell Brands, Inc.	3.85	4/01/2023	7,842
	Internet & Direct Marketing Retail (0.1%)
4,000	QVC, Inc.	3.13	4/01/2019	4,048
	Movies & Entertainment (0.1%)
1,105	Metropolitan Opera Association, Inc.	1.79	10/01/2017	1,109
2,235	Metropolitan Opera Association, Inc.	2.14	10/01/2018	2,243
2,285	Metropolitan Opera Association, Inc.	2.39	10/01/2019	2,298
				5,650
	Publishing (0.0%)
3,474	McGraw-Hill Global Education Intermediate
	Holdings, LLC (a)	5.00	5/04/2022	3,447
	Restaurants (0.1%)
4,496	1011778 B.C. Unlimited Liability Co. (a)	3.31	2/16/2024	4,503
	Specialty Stores (0.2%)
7,669	Harbor Freight Tools USA, Inc. (a)	4.24	8/19/2023	7,660
4,000	PetSmart, Inc.(a),(d),(e),(f)	— (g)	3/11/2022	4,000
				11,660
	Total Consumer Discretionary			200,726
	Consumer Staples (2.3%)
	Agricultural Products (0.1%)
4,000	Bunge Ltd. Finance Corp	8.50	6/15/2019	4,514
2,000	Bunge Ltd. Finance Corp.	3.25	8/15/2026	1,960
				6,474
	Drug Retail (0.4%)
6,846	CVS Pass-Through Trust	6.04	12/10/2028	7,783
4,129	CVS Pass-Through Trust (b)	7.51	1/10/2032	5,158
4,318	CVS Pass-Through Trust (b)	5.93	1/10/2034	4,979
10,000	Walgreens Boots Alliance, Inc.	3.80	11/18/2024	10,291
				28,211
	Food Retail (0.1%)
1,985	Albertsons, LLC (a)	4.40	12/21/2022	1,996
4,122	Albertsons, LLC (a)	4.30	6/22/2023	4,145
				6,141
	Household Products (0.2%)
4,913	Energizer Holdings, Inc. (a)	3.00	6/30/2022	4,944
10,000	SC Johnson & Son, Inc. (b)	4.35	9/30/2044	10,363
				15,307
	Hypermarkets & Super Centers (0.3%)
20,000	Costco Wholesale Corp.	1.70	12/15/2019	20,003
	Packaged Foods & Meat (0.9%)
10,000	Flowers Foods, Inc.	3.50	10/01/2026	9,924
10,000	J.M. Smucker Co.	3.50	10/15/2021	10,434
5,000	J.M. Smucker Co.	4.25	3/15/2035	5,068
3,000	JBS USA, LLC (a)	3.48	10/30/2022	3,018
10,000	Kraft Heinz Foods Co.	3.50	6/06/2022	10,346
13,899	Kraft Heinz Foods Co. (b)	4.88	2/15/2025	14,892
10,000	Kraft Heinz Foods Co.	3.95	7/15/2025	10,285

Portfolio of Investments | 2

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$3,500	Mead Johnson Nutrition Co.	4.13%	11/15/2025	$3,706
				67,673
	Soft Drinks (0.1%)
5,000	PepsiCo, Inc.	4.25	10/22/2044	5,190
	Tobacco (0.2%)
5,000	Reynolds American, Inc.	2.30	8/21/2017	5,011
10,000	Reynolds American, Inc.	4.00	6/12/2022	10,596
				15,607
	Total Consumer Staples			164,606
	Energy (7.5%)
	Coal & Consumable Fuels (0.1%)
5,000	Peabody Energy Corp. (a)	5.50	3/31/2022	5,032
	Integrated Oil & Gas (0.4%)
15,000	Chevron Corp.	2.95	5/16/2026	14,974
10,000	Occidental Petroleum Corp.	3.40	4/15/2026	10,131
5,000	Occidental Petroleum Corp.	3.00	2/15/2027	4,897
				30,002
	Oil & Gas Drilling (0.4%)
3,000	Nabors Industries, Inc.	9.25	1/15/2019	3,330
7,000	Nabors Industries, Inc.	4.63	9/15/2021	7,105
10,000	Noble Holding International Ltd. (h)	4.90	8/01/2020	9,700
5,000	Rowan Companies, Inc.	7.88	8/01/2019	5,375
5,000	Rowan Companies, Inc.	4.88	6/01/2022	4,725
				30,235
	Oil & Gas Equipment & Services (0.6%)
20,000	Halliburton Co.	3.80	11/15/2025	20,606
10,000	Schlumberger Holdings Corp. (b)	4.00	12/21/2025	10,536
5,000	Weatherford Bermuda	9.63	3/01/2019	5,523
5,000	Weatherford Bermuda	4.50	4/15/2022	4,750
				41,415
	Oil & Gas Exploration & Production (1.3%)
1,232	California Resources Corp. (b)	8.00	12/15/2022	947
7,575	Chesapeake Energy Corp. (b),(h)	8.00	12/15/2022	8,011
10,000	ConocoPhillips Co.	4.95	3/15/2026	11,197
10,000	ConocoPhillips Co.	4.15	11/15/2034	9,997
15,000	EOG Resources, Inc.	3.90	4/01/2035	14,645
4,000	EQT Corp.	8.13	6/01/2019	4,462
7,500	Hess Corp.	4.30	4/01/2027	7,508
6,730	Newfield Exploration Co.	5.63	7/01/2024	7,146
5,000	Newfield Exploration Co.	5.38	1/01/2026	5,269
5,000	Noble Energy, Inc.	8.25	3/01/2019	5,547
5,000	QEP Resources, Inc.	6.88	3/01/2021	5,300
10,000	Southwestern Energy Co.	5.80	1/23/2020	10,150
2,000	Southwestern Energy Co.	6.70	1/23/2025	2,000
				92,179
	Oil & Gas Refining & Marketing (0.6%)
14,000	EnLink Midstream Partners, LP	4.15	6/01/2025	14,081
5,000	EnLink Midstream Partners, LP	4.85	7/15/2026	5,264
10,000	Marathon Petroleum Corp.	4.75	9/15/2044	9,287
10,000	Phillips 66	4.65	11/15/2034	10,313
5,000	Valero Energy Corp.	9.38	3/15/2019	5,663
				44,608
	Oil & Gas Storage & Transportation (4.1%)
15,000	Boardwalk Pipelines, LP	4.95	12/15/2024	16,010
10,000	Boardwalk Pipelines, LP	4.45	7/15/2027	10,251
10,000	Buckeye Partners, LP	2.65	11/15/2018	10,066

3 | USAA Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$10,000	Buckeye Partners, LP	5.60%	10/15/2044	$10,457
15,000	Columbia Pipeline Group Co.	4.50	6/01/2025	15,908
15,000	DCP Midstream, LLC (b)	5.85	5/21/2043	14,400
9,307	Enable Oklahoma Intrastate Transmission, LLC
	(b)	6.25	3/15/2020	10,025
4,000	Enbridge Energy Partners, LP	8.05 (i)	10/01/2077	3,970
3,000	Energy Transfer Partners, LP	9.00	4/15/2019	3,371
7,000	Energy Transfer Partners, LP	5.20	2/01/2022	7,585
5,000	Energy Transfer Partners, LP	4.75	1/15/2026	5,234
17,010	Energy Transfer Partners, LP	4.05 (i)	11/01/2066	14,607
5,000	Enterprise Products Operating, LLC	3.90	2/15/2024	5,179
9,250	Enterprise Products Operating, LLC	7.03	1/15/2068	9,597
6,437	EQT Midstream Partners, LP	4.00	8/01/2024	6,547
11,000	EQT Midstream Partners, LP	4.13	12/01/2026	11,116
10,000	Florida Gas Transmission Co. (b)	5.45	7/15/2020	10,861
7,500	MPLX, LP	4.00	2/15/2025	7,549
5,000	NGPL PipeCo, LLC (b)	7.12	12/15/2017	5,159
6,067	Northwest Pipeline, LLC (b)	4.00	4/01/2027	6,205
10,000	NuStar Logistics, LP	8.15	4/15/2018	10,588
5,000	ONEOK Partners, LP	8.63	3/01/2019	5,549
10,000	ONEOK Partners, LP	4.90	3/15/2025	10,723
5,000	ONEOK, Inc.	4.25	2/01/2022	5,199
3,000	Plains All American Pipeline, LP	8.75	5/01/2019	3,366
3,000	Plains All American Pipeline, LP	3.85	10/15/2023	3,032
5,000	Questar Pipeline Co.	5.83	2/01/2018	5,148
7,000	Regency Energy Partners	4.50	11/01/2023	7,297
7,000	Sabine Pass Liquefaction, LLC	5.63	2/01/2021	7,618
5,000	Spectra Energy Partners, LP	3.38	10/15/2026	4,872
4,000	Targa Resources Partners, LP	5.00	1/15/2018	4,050
1,000	Targa Resources Partners, LP	4.13	11/15/2019	1,022
10,000	TC PipeLines, LP	4.65	6/15/2021	10,585
3,000	Transcontinental Gas Pipe Line Co., LLC	7.85	2/01/2026	3,893
10,000	Western Gas Partners, LP	5.38	6/01/2021	10,855
6,250	Western Gas Partners, LP	4.65	7/01/2026	6,561
15,000	Williams Companies, Inc.	4.55	6/24/2024	15,431
				299,886
	Total Energy			543,357

Financials (13.3%)

Asset Management & Custody Banks (0.7%)

10,000	Ares Capital Corp.	4.88	11/30/2018	10,344
10,000	Bank of New York Mellon	1.30	1/25/2018	9,993
5,000	Main Street Capital Corp.	4.50	12/01/2019	5,025
10,000	Prospect Capital Corp.	5.00	7/15/2019	10,282
15,000	State Street Corp.	2.13 (i)	6/01/2077	13,219
				48,863
	Consumer Finance (0.6%)
5,000	Capital One Bank USA, N.A.	3.38	2/15/2023	5,041
5,000	Capital One Financial Corp. (c)	4.75	7/15/2021	5,387
10,000	Capital One Financial Corp.	3.75	4/24/2024	10,184
15,000	Capital One Financial Corp.	3.75	3/09/2027	14,916
5,000	Discover Bank	3.10	6/04/2020	5,112
				40,640
	Diversified Banks (1.2%)
3,000	Bank of America Corp.	8.00	-(j)	3,116
9,000	Bank of America Corp.	4.00	4/01/2024	9,392
10,000	Bank of America Corp.	4.20	8/26/2024	10,312
5,000	Bank of America Corp.	3.95	4/21/2025	5,019
8,000	Bank of America Corp.	3.71	4/24/2028	8,028
5,000	Bank of America, N.A.	6.10	6/15/2017	5,028
20,000	Citigroup, Inc.	4.40	6/10/2025	20,612

Portfolio of Investments | 4

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$5,000	Citigroup, Inc.	4.45%	9/29/2027	$5,126
5,000	JPMorgan Chase & Co.	4.25	10/01/2027	5,195
2,610	JPMorgan Chase Bank, N.A.	6.00	10/01/2017	2,658
16,800	USB Realty Corp. (b)	2.31 (i)	-(j)	14,406
				88,892
	Financial Exchanges & Data (0.1%)
10,000	S&P Global, Inc.	4.00	6/15/2025	10,510
	Investment Banking & Brokerage (0.1%)
10,000	Morgan Stanley	4.88	11/01/2022	10,888
	Life & Health Insurance (1.8%)
10,000	Forethought Financial Group (b)	8.63	4/15/2021	11,208
20,000	Jackson Natlional Life Global (b)	3.25	1/30/2024	20,291
10,000	Lincoln National Corp.	4.20	3/15/2022	10,690
15,000	Lincoln National Corp.	3.40 (i)	5/17/2066	13,369
10,000	MetLife, Inc.	4.13	8/13/2042	10,011
4,000	Ohio National Financial Services, Inc. (b)	6.38	4/30/2020	4,384
5,000	Ohio National Financial Services, Inc. (b)	6.63	5/01/2031	5,862
10,000	Primerica, Inc.	4.75	7/15/2022	10,723
10,000	Prudential Financial, Inc.	5.63	6/15/2043	10,925
17,050	StanCorp Financial Group, Inc.	5.00	8/15/2022	18,434
6,625	StanCorp Financial Group, Inc.	6.90 (i)	6/01/2067	5,996
5,000	TIAA Asset Management Finance Co., LLC (b)	4.13	11/01/2024	5,162
				127,055
	Multi-Line Insurance (1.4%)
10,000	American International Group, Inc.	3.88	1/15/2035	9,353
11,500	Genworth Holdings, Inc.	3.04 (i)	11/15/2066	5,463
14,000	Glen Meadow Pass-Through Trust (b)	3.16 (i)	2/12/2067	12,302
20,500	Kemper Corp.	4.35	2/15/2025	20,822
10,000	Loews Corp.	2.63	5/15/2023	9,907
5,000	Loews Corp.	3.75	4/01/2026	5,181
10,000	MassMutual Global Funding II (b)	3.60	4/09/2024	10,463
29,505	Nationwide Mutual Insurance Co. (b)	3.42 (i)	12/15/2024	29,133
				102,624
	Multi-Sector Holdings (0.2%)
10,000	Berkshire Hathaway Finance Corp.	1.30	5/15/2018	9,988
5,000	Lubrizol Corp.	8.88	2/01/2019	5,610
				15,598
	Property & Casualty Insurance (1.7%)
5,000	Allstate Corp.	5.75	8/15/2053	5,447
10,000	AmTrust Financial Services, Inc.	6.13	8/15/2023	10,092
18,050	Chubb Corp.	3.41 (i)	3/29/2067	17,915
15,000	Chubb INA Holdings, Inc.	3.35	5/15/2024	15,431
10,000	Ironshore Holdings, Inc. (b)	8.50	5/15/2020	11,406
7,500	Mercury General Corp.	4.40	3/15/2027	7,585
19,300	Oil Insurance Ltd. (b)	4.13 (i)	-(j)	16,598
6,000	Old Republic International Corp.	3.88	8/26/2026	5,963
10,000	ProAssurance Corp.	5.30	11/15/2023	11,012
14,538	Progressive Corp.	6.70 (i)	6/15/2067	14,629
5,000	Travelers Companies, Inc.	3.35 (i)	3/15/2067	4,862
				120,940
	Regional Banks (4.8%)
5,000	AmSouth Bancorp.	6.75	11/01/2025	5,900
15,000	Banc of California, Inc.	5.25	4/15/2025	15,068
5,000	Bank of the Ozarks, Inc.	5.50	7/01/2026	5,287
5,000	BankUnited, Inc.	4.88	11/17/2025	5,145
10,000	Citizens Bank, N.A.	2.45	12/04/2019	10,082
15,000	Citizens Financial Group, Inc. (b)	4.15	9/28/2022	15,591
5,500	Citizens Financial Group, Inc.	3.75	7/01/2024	5,475
8,000	CoBiz Financial, Inc.	5.63	6/25/2030	8,690

5 | USAA Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$20,000	Compass Bank	3.88%	4/10/2025	$19,720
3,500	Cullen/Frost Bankers, Inc.	4.50	3/17/2027	3,623
10,000	Cullen/Frost Capital Trust II	2.60 (i)	3/01/2034	8,844
10,000	Eagle Bancorp, Inc.	5.00	8/01/2026	10,250
5,000	Fifth Third Bancorp	2.30	3/01/2019	5,042
10,000	Fifth Third Bank	3.85	3/15/2026	10,168
3,500	First Maryland Capital Trust I	2.16 (i)	1/15/2027	3,189
10,000	First Niagara Financial Group, Inc.	7.25	12/15/2021	11,824
10,000	First Republic Bank	2.38	6/17/2019	10,028
10,000	FirstMerit Bank, N.A.	4.27	11/25/2026	10,295
3,250	Fulton Financial Corp.	3.60	3/16/2022	3,298
10,000	Fulton Financial Corp.	4.50	11/15/2024	10,235
5,000	Hilltop Holdings, Inc.	5.00	4/15/2025	5,038
5,000	Home Bancshares, Inc.	5.63	4/15/2027	5,156
10,000	Huntington Bancshares, Inc.	4.35	2/04/2023	10,441
20,000	Key Bank, N.A.	3.40	5/20/2026	19,758
5,000	LegacyTexas Financial Group	5.50	12/01/2025	5,050
20,000	MUFG Americas Holdings Corp.	3.00	2/10/2025	19,575
10,000	MUFG Union Bank, N.A.	2.25	5/06/2019	10,045
22,685	People's United Financial, Inc.	3.65	12/06/2022	23,245
7,000	PNC Bank, N.A.	4.20	11/01/2025	7,546
10,000	PNC Financial Services	2.85	11/09/2022	10,114
10,000	Santander Holdings USA, Inc.	2.65	4/17/2020	9,982
5,000	Sterling National Bank	5.25	4/01/2026	5,087
6,021	Susquehanna Bancshares, Inc.	5.38	8/15/2022	6,713
10,000	TCF National Bank	6.25	6/08/2022	11,006
10,000	Union Bankshares Corp.	5.00	12/15/2026	10,300
5,000	Webster Financial Corp.	4.38	2/15/2024	5,017
				341,827
	Reinsurance (0.2%)
10,000	Alterra Finance, LLC	6.25	9/30/2020	11,215
	Specialized Finance (0.2%)
15,000	National Rural Utilities Cooperative Finance
	Corp.	4.75	4/30/2043	15,355
	Thrifts & Mortgage Finance (0.3%)
10,000	EverBank Financial Corp.	5.75	7/02/2025	10,549
10,000	Flagstar Bancorp, Inc.	6.13	7/15/2021	10,715
				21,264
	Total Financials			955,671
	Health Care (2.4%)
	Biotechnology (0.4%)
5,000	AbbVie, Inc.	3.20	11/06/2022	5,102
10,000	AbbVie, Inc.	3.60	5/14/2025	10,102
15,000	Baxalta, Inc.	4.00	6/23/2025	15,454
				30,658
	Health Care Equipment (0.5%)
10,000	Covidien International Finance S.A.	2.95	6/15/2023	9,979
10,000	CR Bard, Inc.	3.00	5/15/2026	9,896
10,000	Medtronic, Inc.	4.38	3/15/2035	10,603
2,000	Teleflex, Inc.	4.88	6/01/2026	2,040
				32,518
	Health Care Facilities (0.6%)
5,000	HCA, Inc.	5.00	3/15/2024	5,319
15,000	HCA, Inc.	5.25	4/15/2025	16,158
2,500	HCA, Inc.	4.50	2/15/2027	2,530
10,000	Premier Health Partners	2.91	11/15/2026	9,274
8,500	SSM Health Care	3.82	6/01/2027	8,631

Portfolio of Investments | 6

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$2,000	Tenet Healthcare Corp.	4.50%	4/01/2021	$2,007
				43,919
	Health Care Services (0.2%)
15,000	Express Scripts Holding Co.	3.40	3/01/2027	14,305
	Managed Health Care (0.1%)
5,000	UnitedHealth Group, Inc.	3.10	3/15/2026	5,004
	Pharmaceuticals (0.6%)
15,000	Actavis Funding SCS	3.80	3/15/2025	15,292
20,000	Mallinckrodt International Finance S.A. (h)	4.75	4/15/2023	17,150
5,000	Mylan N.V.	3.75	12/15/2020	5,168
5,000	Mylan N.V.	3.95	6/15/2026	4,955
5,000	Valeant Pharmaceuticals International, Inc. (b)	6.75	8/15/2021	4,162
				46,727
	Total Health Care			173,131
	Industrials (5.5%)
	Aerospace & Defense (0.5%)
15,000	Arconic, Inc.	5.13	10/01/2024	15,787
10,000	Lockheed Martin Corp.	3.60	3/01/2035	9,713
10,000	Raytheon Co.	4.20	12/15/2044	10,504
				36,004
	Air Freight & Logistics (0.1%)
10,000	FedEx Corp.	3.90	2/01/2035	9,748
	Airlines (1.7%)
4,497	American Airlines, Inc. Pass-Through Trust (b)	7.00	7/31/2019	4,649
8,578	American Airlines, Inc. Pass-Through Trust	3.70	4/01/2028	8,735
9,527	American Airlines, Inc. Pass-Through Trust	4.00	3/22/2029	9,705
5,000	American Airlines, Inc. Pass-Through Trust	4.00	8/15/2030	5,114
307	Continental Airlines, Inc. Pass-Through Trust	7.88	1/02/2020	315
2,177	Continental Airlines, Inc. Pass-Through Trust	5.50	4/29/2022	2,285
8,031	Continental Airlines, Inc. Pass-Through Trust	4.15	10/11/2025	8,393
4,236	Continental Airlines, Inc. Pass-Through Trust	4.00	4/29/2026	4,411
8,427	Delta Air Lines Pass-Through Trust	3.88	1/30/2029	8,649
14,611	Hawaiian Airlines, Inc. Pass-Through Trust	3.90	7/15/2027	15,002
13,946	Spirit Airlines, Inc. Pass-Through Trust	4.10	10/01/2029	14,243
7,000	United Airlines, Inc. Pass-Through Trust	3.70	6/01/2024	7,184
4,386	United Airlines, Inc. Pass-Through Trust	4.30	2/15/2027	4,605
18,276	United Airlines, Inc. Pass-Through Trust	3.75	3/03/2028	18,733
3,063	US Airways Group, Inc. Pass-Through Trust	6.25	10/22/2024	3,343
8,391	US Airways Group, Inc. Pass-Through Trust	3.95	5/15/2027	8,579
				123,945
	Construction Machinery & Heavy Trucks (0.4%)
10,000	Caterpillar Financial Services Corp.	1.25	11/06/2017	9,999
4,912	Terex Corp. (a)	3.54	1/31/2024	4,928
10,000	Wabtec Corp. (b)	3.45	11/15/2026	9,821
				24,748
	Electrical Components & Equipment (0.4%)
15,000	Eaton Corp.	2.75	11/02/2022	15,097
10,000	Hubbell, Inc.	3.35	3/01/2026	10,077
				25,174
	Industrial Conglomerates (0.3%)
15,000	General Electric Capital Corp./LJ VP Holdings,
	LLC (b)	3.80	6/18/2019	15,591
5,921	General Electric Co.	5.00	-(j)	6,253
				21,844

7 | USAA Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	Industrial Machinery (0.6%)
$10,000	CNH Industrial Capital, LLC	3.88%	7/16/2018	$10,225
6,500	CNH Industrial Capital, LLC	3.38	7/15/2019	6,622
5,000	Hillenbrand, Inc.	5.50	7/15/2020	5,373
1,500	Ingersoll-Rand Co.	9.00	8/15/2021	1,830
10,000	Snap On, Inc.	3.25	3/01/2027	10,184
5,000	Stanley Black & Decker, Inc. (h)	5.75	12/15/2053	5,294
				39,528
	Railroads (1.0%)
8,000	Burlington Northern Santa Fe, LLC	3.75	4/01/2024	8,450
10,000	Burlington Northern Santa Fe, LLC	3.65	9/01/2025	10,495
7,000	Burlington Northern Santa Fe, LLC	3.90	8/01/2046	6,909
7,000	Kansas City Southern Co.	3.13	6/01/2026	6,700
5,000	TTX Co. (b)	4.15	1/15/2024	5,251
10,000	TTX Co. (b)	3.60	1/15/2025	10,162
5,000	Union Pacific Corp.	7.88	1/15/2019	5,485
10,000	Union Pacific Corp.	3.38	2/01/2035	9,758
10,000	Union Pacific Corp.	4.25	4/15/2043	10,418
				73,628
	Trading Companies & Distributors (0.4%)
10,000	Air Lease Corp.	3.63	4/01/2027	9,945
10,000	ILFC E-Capital Trust I (b)	4.66 (i)	12/21/2065	9,525
5,000	International Lease Finance Corp. (b)	7.13	9/01/2018	5,339
4,000	United Rentals North America, Inc.	6.13	6/15/2023	4,190
				28,999
	Trucking (0.1%)
5,000	J.B. Hunt Transport Services, Inc.	3.85	3/15/2024	5,200
5,000	Ryder System, Inc.	3.45	11/15/2021	5,161
				10,361
	Total Industrials			393,979
	Information Technology (2.1%)
	Application Software (0.1%)
5,947	Solera, LLC (a)	4.25	3/03/2023	5,996
	Communications Equipment (0.2%)
5,000	Cisco Systems, Inc.	2.90	3/04/2021	5,152
10,000	Cisco Systems, Inc.	2.60	2/28/2023	10,066
				15,218
	Data Processing & Outsourced Services (0.1%)
5,000	Total System Services, Inc.	4.80	4/01/2026	5,445
	Electronic Equipment & Instruments (0.0%)
2,604	Keysight Technologies, Inc.	4.60	4/06/2027	2,711
	Electronic Manufacturing Services (0.1%)
10,000	Molex Electronic Technologies, LLC (b)	3.90	4/15/2025	10,028
	Home Entertainment Software (0.1%)
7,500	Activision Blizzard, Inc. (b)	3.40	9/15/2026	7,365
	Internet Software & Services (0.1%)
4,250	Verisign, Inc.	5.25	4/01/2025	4,468
	IT Consulting & Other Services (0.1%)
5,000	IBM Corp.	7.63	10/15/2018	5,429
	Semiconductor Equipment (0.3%)
10,000	Applied Materials, Inc.	3.30	4/01/2027	10,176
10,000	Applied Materials, Inc.	5.10	10/01/2035	11,359
				21,535

Portfolio of Investments | 8

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	Semiconductors (0.3%)
$5,000	Analog Devices, Inc.	4.50%	12/05/2036	$5,072
5,000	Broadcom Ltd. / Broadcom Cayman L.P. (b)	3.63	1/15/2024	5,080
10,000	QUALCOMM, Inc.	4.65	5/20/2035	10,604
				20,756
	Systems Software (0.5%)
10,000	Microsoft Corp.	3.30	2/06/2027	10,287
20,000	Microsoft Corp.	4.20	11/03/2035	21,145
10,000	Microsoft Corp.	3.45	8/08/2036	9,632
				41,064
	Technology Hardware, Storage, & Peripherals (0.2%)
7,500	Dell International, LLC / EMC Corp. (b)	4.42	6/15/2021	7,881
2,500	Dell International, LLC / EMC Corp. (b)	5.88	6/15/2021	2,656
3,000	Western Digital Corp.	7.38	4/01/2023	3,293
				13,830
	Total Information Technology			153,845
	Materials (2.3%)
	Commodity Chemicals (0.3%)
10,000	Chevron Phillips Chemical Co. (b)	3.40	12/01/2026	10,123
1,925	LYB International Finance II B.V.	3.50	3/02/2027	1,907
10,000	Westlake Chemical Corp.	3.60	8/15/2026	9,918
				21,948
	Construction Materials (0.0%)
3,000	Eagle Materials, Inc.	4.50	8/01/2026	3,000
	Diversified Chemicals (0.6%)
7,500	CF Industries, Inc. (b)	4.50	12/01/2026	7,642
2,505	Cytec Industries, Inc.	8.95	7/01/2017	2,528
20,000	Dow Chemical Co.	4.25	10/01/2034	20,033
10,000	E.I. du Pont de Nemours & Co.	2.80	2/15/2023	9,983
				40,186
	Diversified Metals & Mining (0.1%)
5,000	Freeport-McMoRan, Inc.	3.10	3/15/2020	4,957
5,000	Freeport-McMoRan, Inc.	4.00	11/14/2021	4,931
				9,888
	Fertilizers & Agricultural Chemicals (0.1%)
5,000	Monsanto Co.	3.38	7/15/2024	5,017
5,000	Monsanto Co.	3.95	4/15/2045	4,565
				9,582
	Metal & Glass Containers (0.4%)
4,000	Ball Corp.	4.38	12/15/2020	4,225
3,000	Ball Corp.	5.00	3/15/2022	3,214
5,000	Ball Corp.	5.25	7/01/2025	5,419
5,000	Crown Americas LLC/Crown Americas Capital
	Corp. (b)	4.25	9/30/2026	4,912
8,784	Reynolds Group Holdings, Inc. (a)	3.99	2/05/2023	8,838
				26,608
	Paper Packaging (0.3%)
2,000	Graphic Packaging International, Inc.	4.13	8/15/2024	2,010
5,000	International Paper Co.	3.80	1/15/2026	5,148
7,500	International Paper Co.	3.00	2/15/2027	7,160
5,000	Sealed Air Corp. (b)	6.88	7/15/2033	5,462
				19,780
	Specialty Chemicals (0.2%)
15,000	RPM International, Inc.	6.13	10/15/2019	16,380

9 | USAA Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	Steel (0.3%)
$5,000	Allegheny Ludlum Corp.	6.95%	12/15/2025	$4,775
5,000	Allegheny Technologies, Inc.	9.38	6/01/2019	5,537
10,000	Allegheny Technologies, Inc.	5.95	1/15/2021	9,950
				20,262
	Total Materials			167,634
	Real Estate (3.2%)
	REITs - Diversified (0.4%)
6,000	Spirit Realty Capital, Inc. (b)	4.45	9/15/2026	5,959
10,000	VEREIT Operating Partnership, LP	3.00	2/06/2019	10,069
15,000	Washington REIT	3.95	10/15/2022	15,220
				31,248
	REITs - Health Care (0.5%)
4,000	Care Capital Properties, LP	5.13	8/15/2026	4,023
4,901	MPT Operating Partnership, LP / MPT Finance
	Corp.	5.25	8/01/2026	5,048
7,500	Physicians Realty, LP	4.30	3/15/2027	7,519
10,000	Ventas Realty, LP	4.00	4/30/2019	10,323
10,000	Welltower, Inc.	6.13	4/15/2020	11,056
				37,969
	REITs - Hotel & Resort (0.1%)
5,000	Hospitality Property Trust	4.95	2/15/2027	5,218
	REITs - Industrial (0.1%)
5,000	ProLogis, LP	7.38	10/30/2019	5,598
	REITs - Office (0.7%)
5,000	Alexandria Real Estate Equities, Inc.	4.60	4/01/2022	5,331
5,000	Alexandria Real Estate Equities, Inc.	4.50	7/30/2029	5,237
8,034	Boston Properties, LP	3.70	11/15/2018	8,230
10,000	Boston Properties, LP	5.88	10/15/2019	10,808
10,000	Boston Properties, LP	3.85	2/01/2023	10,434
7,500	Columbia Property Trust Operating Partnership,
	LP	3.65	8/15/2026	7,305
				47,345
	REITs - Residential (0.4%)
5,000	AvalonBay Communities, Inc.	3.63	10/01/2020	5,193
5,000	AvalonBay Communities, Inc.	3.45	6/01/2025	5,081
9,000	ERP Operating, LP	2.85	11/01/2026	8,611
7,000	UDR, Inc.	4.63	1/10/2022	7,484
				26,369
	REITs - Retail (0.7%)
3,000	Federal Realty Investment Trust	5.90	4/01/2020	3,291
7,000	Federal Realty Investment Trust (h)	3.00	8/01/2022	7,050
10,000	Federal Realty Investment Trust	2.75	6/01/2023	9,765
5,000	National Retail Properties, Inc.	4.00	11/15/2025	5,143
5,000	Realty Income Corp.	4.13	10/15/2026	5,193
6,000	Realty Income Corp.	3.00	1/15/2027	5,698
2,000	Regency Centers, LP	6.00	6/15/2020	2,195
10,000	Simon Property Group, LP	4.13	12/01/2021	10,670
				49,005
	REITs - Specialized (0.3%)
4,422	Communications Sales & Leasing, Inc. (a)	4.00	10/24/2022	4,417
10,000	Crown Castle International Corp.	5.25	1/15/2023	11,079
4,000	EPR Properties	7.75	7/15/2020	4,556

Portfolio of Investments | 10

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$5,000	EPR Properties	4.75%	12/15/2026	$5,122
				25,174
	Total Real Estate			227,926

Telecommunication Services (1.8%)

Integrated Telecommunication Services (1.6%)

25,000	AT&T, Inc.	4.50		5/15/2035	23,749
10,000	AT&T, Inc.	5.25		3/01/2037	10,287
10,000	Centel Capital Corp.	9.00		10/15/2019	11,439
5,000	CenturyLink, Inc. (a),(d),(e)	— (g)		2/17/2018	5,000
10,000	CenturyLink, Inc.	5.80		3/15/2022	10,500
2,000	CenturyLink, Inc.	6.75		12/01/2023	2,150
10,000	Frontier Communications Corp.	11.00		9/15/2025	9,687
8,909	Frontier Communications Corp.	7.88		1/15/2027	7,261
5,000	Qwest Corp. (c)	6.75		12/01/2021	5,561
15,000	Verizon Communications, Inc.	4.50		9/15/2020	16,021
10,000	Verizon Communications, Inc.	4.40		11/01/2034	9,600
5,000	Verizon Communications, Inc.	4.13		8/15/2046	4,378
					115,633
	Wireless Telecommunication Services (0.2%)
4,718	Grain Spectrum Funding II (b)	3.29		10/10/2034	4,732
11,000	Sprint Spectrum Co., LLC/Sprint Spectrum Co.
	II, LLC/Sprint Spectrum Co. (b)	3.36		3/20/2023	11,124
					15,856
	Total Telecommunication Services				131,489
	Utilities (6.0%)
	Electric Utilities (3.3%)
5,000	Atlantic City Electric Co.	3.38		9/01/2024	5,028
10,000	Cleco Corporate Holdings, LLC	3.74		5/01/2026	9,983
5,000	Cleveland Electric Illuminating Co.	8.88		11/15/2018	5,505
5,000	Delmarva Power & Light Co.	4.15		5/15/2045	5,161
7,000	Duke Energy Carolinas	3.88		3/15/2046	6,933
10,000	Duke Energy Indiana, LLC	3.75		5/15/2046	9,616
10,000	Duke Energy Progress, Inc.	4.15		12/01/2044	10,324
3,500	Duquesne Light Holdings, Inc. (b)	5.90		12/01/2021	3,925
4,000	Entergy Arkansas, Inc.	3.05		6/01/2023	4,034
7,000	Entergy Louisiana, LLC	4.95		1/15/2045	7,237
10,000	Entergy Texas, Inc.	2.55		6/01/2021	9,938
508	FPL Energy American Wind, LLC (b)	6.64		6/20/2023	523
5,000	Georgia Power Co.	3.25		4/01/2026	4,969
3,168	Mississippi Power Co.	4.25		3/15/2042	2,748
10,000	Monongahela Power Co. (b)	4.10		4/15/2024	10,608
5,000	Nevada Power Co.	7.13		3/15/2019	5,492
4,000	NextEra Energy Capital Holdings, Inc.	6.65	(i)	6/15/2067	3,640
5,000	NextEra Energy Capital Holdings, Inc.	7.30	(i)	9/01/2067	5,037
5,000	Oglethorpe Power Corp.	6.10		3/15/2019	5,340
5,000	Oncor Electric Delivery Co., LLC	3.75		4/01/2045	4,792
15,000	Pacific Gas & Electric Co.	2.95		3/01/2026	14,855
26,130	PPL Capital Funding, Inc.	3.82	(i)	3/30/2067	25,281
10,000	Public Service Electric	3.80		3/01/2046	10,012
5,000	South Carolina Electric & Gas Co.	5.30		5/15/2033	5,485
5,000	South Carolina Electric & Gas Co.	4.10		6/15/2046	4,702
10,000	Southern California Edison Co.	6.25		-(j)	11,163
10,000	Southern Co.	3.25		7/01/2026	9,752
5,000	System Energy Resources, Inc.	4.10		4/01/2023	5,177
390	Tri-State Generation & Transmission
	Association Pass-Through Trust (b)	6.04		1/31/2018	397
10,000	Tri-State Generation & Transmission
	Association, Inc.	4.70		11/01/2044	10,395

11 | USAA Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$10,000	Tri-State Generation & Transmission
	Association, Inc.	4.25%	6/01/2046	$9,684
10,000	Xcel Energy, Inc.	3.30	6/01/2025	10,094
				237,830
	Gas Utilities (0.8%)
4,000	Atmos Energy Corp.	8.50	3/15/2019	4,480
10,000	Atmos Energy Corp.	4.13	10/15/2044	10,094
10,000	National Fuel Gas Co.	4.90	12/01/2021	10,636
10,000	National Fuel Gas Co.	5.20	7/15/2025	10,755
7,000	Southern Co. Gas Capital	3.25	6/15/2026	6,822
11,880	Spire, Inc.	3.54	2/27/2024	12,020
				54,807
	Independent Power Producers & Energy Traders (0.3%)
816	AES Corp.	4.05 (i)	6/01/2019	819
5,000	AES Corp.	4.88	5/15/2023	5,075
10,000	AES Corp.	5.50	4/15/2025	10,300
4,913	Calpine Corp. (a)	3.90	1/15/2024	4,934
				21,128
	Multi-Utilities (1.5%)
5,000	Ameren Illinois Co.	9.75	11/15/2018	5,594
15,000	Berkshire Hathaway Energy Co.	4.50	2/01/2045	15,883
5,000	Black Hills Corp.	5.88	7/15/2020	5,484
10,000	Black Hills Corp.	4.25	11/30/2023	10,594
10,000	Consumers Energy Co.	3.95	7/15/2047	10,251
15,000	Northern States Power Co.	4.00	8/15/2045	15,217
20,000	Northern States Power Co.	3.60	5/15/2046	18,989
5,000	Northwestern Corp.	6.34	4/01/2019	5,410
5,000	Puget Sound Energy, Inc.	6.97	6/01/2067	4,588
15,000	WEC Energy Group, Inc.	6.25 (i)	5/15/2067	14,100
				106,110
	Water Utilities (0.1%)
10,000	Aquarion Co., Inc. (b)	4.00	8/15/2024	10,148
	Total Utilities			430,023
	Total Corporate Obligations (cost: $3,456,294)			3,542,387
	EURODOLLAR AND YANKEE OBLIGATIONS (17.1%)
	Consumer Discretionary (0.4%)
	Automobile Manufacturers (0.3%)
10,000	American Honda Finance Corp. (b)	7.63	10/01/2018	10,829
5,000	Daimler Finance, N.A., LLC (b)	1.88	1/11/2018	5,005
5,000	Daimler Finance, N.A., LLC (b)	2.25	7/31/2019	5,022
				20,856
	Publishing (0.1%)
10,000	Pearson Funding Four plc (b)	3.75	5/08/2022	9,912
	Total Consumer Discretionary			30,768
	Consumer Staples (1.2%)
	Brewers (0.3%)
20,000	Anheuser-Busch InBev S.A./N.V.	4.70	2/01/2036	21,522
	Distillers & Vintners (0.2%)
10,000	Pernod Ricard S.A. (b)	4.25	7/15/2022	10,666
	Packaged Foods & Meat (0.1%)
4,000	Kerry Group Financial Services (b)	3.20	4/09/2023	3,989

Portfolio of Investments | 12

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$5,000	Smithfield Foods, Inc. (b)	4.25%	2/01/2027	$5,112
				9,101
	Tobacco (0.6%)
20,000	BAT International Finance plc (b)	3.95	6/15/2025	20,768
20,000	Imperial Brands Finance plc (b)	4.25	7/21/2025	21,009
				41,777
	Total Consumer Staples			83,066
	Energy (1.5%)
	Integrated Oil & Gas (0.9%)
10,000	BP Capital Markets plc	1.63	8/17/2017	10,003
15,000	BP Capital Markets plc	3.59	4/14/2027	15,369
10,000	BP Capital Markets plc	3.72	11/28/2028	10,300
4,000	Husky Energy, Inc.	7.25	12/15/2019	4,505
6,000	Petrobras Global Finance Co.	6.13	1/17/2022	6,302
6,000	Petroleos Mexicanos Co. (b)	5.38	3/13/2022	6,315
3,500	Repsol Oil & Gas Canada, Inc.	7.75	6/01/2019	3,805
10,000	Shell International Finance B.V.	3.63	8/21/2042	9,113
				65,712
	Oil & Gas Drilling (0.1%)
5,000	Noble Holding International Ltd.	7.70	4/01/2025	4,550
	Oil & Gas Exploration & Production (0.2%)
10,000	Woodside Finance Ltd. (b)	8.75	3/01/2019	11,147
	Oil & Gas Storage & Transportation (0.3%)
6,000	APT Pipelines Ltd. (b)	4.25	7/15/2027	6,149
6,000	TransCanada PipeLines Ltd.	1.88	1/12/2018	6,008
12,124	TransCanada PipeLines Ltd.	6.35 (i)	5/15/2067	11,245
				23,402
	Total Energy			104,811
	Financials (6.1%)
	Diversified Banks (4.9%)
15,000	ABN AMRO Bank N.V. (b)	4.75	7/28/2025	15,722
10,000	ABN AMRO Bank N.V. (b)	4.80	4/18/2026	10,553
10,000	Australia & New Zealand Banking Group Ltd. (b)	4.40	5/19/2026	10,435
10,000	Bank of Nova Scotia	4.50	12/16/2025	10,589
5,000	Barclays Bank plc (b)	6.05	12/04/2017	5,123
10,000	BBVA Bancomer S.A. Texas Agency (b)	4.38	4/10/2024	10,338
5,000	BNP Paribas S.A. (b)	7.20	-(j)	5,575
5,000	BNP Paribas S.A. (b)	4.38	9/28/2025	5,103
10,000	BNP Paribas S.A. (b)	4.38	5/12/2026	10,121
4,000	BNP Paribas S.A. (b)	4.63	3/13/2027	4,108
3,698	Canadian Imperial Bank of Commerce (b)	7.26	4/10/2032	4,456
5,000	Caribbean Development Bank (b)	4.38	11/09/2027	5,248
10,000	Cooperatieve Rabobank U.A.	3.88	2/08/2022	10,635
16,903	Cooperatieve Rabobank U.A.	3.95	11/09/2022	17,563
15,000	Credit Agricole London (b)	4.13	1/10/2027	15,265
10,000	Credit Suisse Group Funding Ltd.	4.55	4/17/2026	10,514
5,000	HBOS plc (b)	6.75	5/21/2018	5,230
15,000	HSBC Bank plc	1.63 (i)	-(j)	12,164
10,000	HSBC Holdings plc	3.90	5/25/2026	10,279
5,000	HSBC Holdings plc	4.38	11/23/2026	5,133
14,100	ING Groep N.V.	3.95	3/29/2027	14,470
25,000	Lloyds Banking Group plc	3.75	1/11/2027	24,989
5,000	National Australia Bank Ltd.	3.00	1/20/2023	5,058
11,000	Nordea Bank AB (b)	4.88	5/13/2021	11,801
20,000	Royal Bank of Canada	4.65	1/27/2026	21,396
10,000	Royal Bank of Scotland Group plc	6.13	12/15/2022	10,783
7,000	Royal Bank of Scotland Group plc	3.88	9/12/2023	7,021

13 | USAA Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$5,000	Royal Bank of Scotland Group plc	4.80%	4/05/2026	$5,257
5,000	Santander UK Group Holdings plc	3.57	1/10/2023	5,056
15,000	Santander UK plc (b)	5.00	11/07/2023	15,809
5,000	Santander UK plc	4.00	3/13/2024	5,277
4,355	Standard Chartered Bank (b)	6.40	9/26/2017	4,433
10,000	Swedbank AB (b)	1.75	3/12/2018	10,008
7,500	Swedbank AB (b)	2.65	3/10/2021	7,575
10,000	Toronto-Dominion Bank	3.63	9/15/2031	9,928
10,000	Westpac Banking Corp.	4.32	11/23/2031	10,280
				353,295
	Diversified Capital Markets (0.3%)
21,400	Credit Suisse Group AG (b)	3.57	1/09/2023	21,685
	Life & Health Insurance (0.1%)
6,000	Great-West Life & Annuity Insurance Capital, LP
	(b)	3.58 (i)	5/16/2046	5,978
	Other Diversified Financial Services (0.2%)
5,500	ING Bank N.V.	4.13	11/21/2023	5,618
5,000	ING Capital Funding Trust III	4.75 (i)	-(j)	5,037
				10,655
	Property & Casualty Insurance (0.5%)
20,000	QBE Capital Funding III Ltd. (b)	7.25	5/24/2041	22,475
7,500	Suncorp Metway Ltd. (b),(d)	2.80	5/04/2022	7,516
5,000	XLIT Ltd.	3.62 (i)	-(j)	4,262
5,000	XLIT Ltd.	4.45	3/31/2025	5,145
				39,398
	Thrifts & Mortgage Finance (0.1%)
10,000	Nationwide Building Society (b)	4.00	9/14/2026	9,913
	Total Financials			440,924
	Government (0.2%)
	Foreign Government (0.2%)
10,000	Italy Government International Bond	5.38	6/15/2033	11,028
	Health Care (0.3%)
	Pharmaceuticals (0.3%)
10,000	GlaxoSmithKline Capital, Inc.	4.20	3/18/2043	10,358
15,000	Teva Pharmaceuticals Finance (h)	3.15	10/01/2026	13,994
				24,352
	Total Health Care			24,352
	Industrials (3.5%)
	Agricultural & Farm Machinery (0.2%)
15,000	CNH Industrial N.V.	4.50	8/15/2023	15,390
	Airlines (1.2%)
4,561	Air Canada Pass-Through Trust (b)	5.38	11/15/2022	4,738
21,864	Air Canada Pass-Through Trust (b)	4.13	11/15/2026	22,811
9,361	Air Canada Pass-Through Trust (b)	3.60	9/15/2028	9,419
5,855	Air Canada Pass-Through Trust (b)	3.75	6/15/2029	5,980
17,536	British Airways Pass-Through Trust (b)	4.63	12/20/2025	18,755
3,212	Latam Airlines Pass-Through Trust	4.20	8/15/2029	3,212
8,711	Turkish Airlines Pass-Through Trust (b)	4.20	9/15/2028	8,275
2,128	Virgin Australia Trust (b)	6.00	4/23/2022	2,174
5,363	Virgin Australia Trust (b)	5.00	4/23/2025	5,564
10,000	WestJet Airlines Ltd. (b)	3.50	6/16/2021	9,971
				90,899

Portfolio of Investments | 14

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	Airport Services (0.5%)
$10,000	Heathrow Funding Ltd. (b)	4.88%	7/15/2023	$10,785
15,000	Sydney Airport Finance Co. Proprietary Ltd. (b)	3.90	3/22/2023	15,637
10,000	Sydney Airport Finance Co. Proprietary Ltd.	3.63	4/28/2026	10,070
				36,492
	Diversified Support Services (0.1%)
5,500	Brambles USA, Inc. (b)	4.13	10/23/2025	5,680
	Industrial Conglomerates (1.2%)
7,500	CK Hutchison International 16 Ltd. (b)	2.75	10/03/2026	7,131
10,000	CK Hutchison International 17 Ltd. (b)	3.50	4/05/2027	10,045
5,000	Hutchison Whampoa International 11 Ltd. (b)	4.63	1/13/2022	5,424
10,000	Hutchison Whampoa International Ltd. (b)	2.00	11/08/2017	10,018
10,000	Hutchison Whampoa International Ltd. (b)	3.63	10/31/2024	10,292
20,000	Siemens Financieringsmaatschappij N.V. (b)	3.25	5/27/2025	20,245
10,000	Siemens Financieringsmaatschappij N.V. (b)	3.40	3/16/2027	10,215
12,250	Smiths Group plc (b)	3.63	10/12/2022	12,482
				85,852
	Railroads (0.2%)
12,000	Canadian National Railway Co.	2.75	3/01/2026	11,905
	Trading Companies & Distributors (0.1%)
7,000	Aercap Ireland Cap Ltd.	4.63	7/01/2022	7,460
	Total Industrials			253,678
	Materials (2.2%)
	Commodity Chemicals (0.1%)
10,000	Braskem Finance Ltd.	6.45	2/03/2024	10,700
	Construction Materials (0.2%)
3,000	CEMEX, S.A.B. de C.V. (b)	6.50	12/10/2019	3,173
10,000	Holcim US Finance Sarl & Cie SCS (b)	6.00	12/30/2019	10,893
				14,066
	Diversified Metals & Mining (0.5%)
5,000	Anglo American Capital plc (b)	2.63	9/27/2017	4,993
2,500	Anglo American Capital plc (b)	3.75	4/10/2022	2,519
5,000	Anglo American Capital plc (b)	4.88	5/14/2025	5,238
10,000	Glencore Funding, LLC (b)	2.50	1/15/2019	10,082
5,000	Glencore Funding, LLC (b)	4.13	5/30/2023	5,144
5,000	Glencore Funding, LLC (b)	4.00	3/27/2027	4,988
5,000	Rio Tinto Finance (USA) Ltd.	9.00	5/01/2019	5,686
				38,650
	Fertilizers & Agricultural Chemicals (0.2%)
10,000	Potash Corp. of Saskatchewan, Inc.	3.00	4/01/2025	9,594
2,000	Yara International ASA (b)	7.88	6/11/2019	2,220
				11,814
	Gold (0.4%)
15,000	Goldcorp, Inc.	3.70	3/15/2023	15,425
10,000	Kinross Gold Corp.	5.95	3/15/2024	10,772
				26,197
	Metal & Glass Containers (0.1%)
1,000	Ardagh Packaging Finance plc & Ardagh MP
	Holdings USA, Inc. (b)	4.25	9/15/2022	1,022
7,500	CCL Industries, Inc. (b)	3.25	10/01/2026	7,235
2,500	Reynolds Group Holdings Ltd. (b)	5.13	7/15/2023	2,609
				10,866

15 | USAA Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	Paper Products (0.1%)
$5,000	Amcor Finance USA, Inc. (b)	3.63%	4/28/2026	$5,006
	Precious Metals & Minerals (0.2%)
10,000	Fresnillo plc (b)	5.50	11/13/2023	10,900
	Specialty Chemicals (0.1%)
10,000	Air Liquide Finance SA (b)	3.50	9/27/2046	9,264
	Steel (0.3%)
10,000	ArcelorMittal	7.00	2/25/2022	11,387
5,000	Vale Overseas Ltd.	4.38	1/11/2022	5,136
5,000	Vale Overseas Ltd.	6.25	8/10/2026	5,477
				22,000
	Total Materials			159,463
	Real Estate (0.6%)
	REITs - Residential (0.1%)
5,000	Vonovia Finance B.V. (b)	3.20	10/02/2017	5,023
	REITs - Retail (0.5%)
5,000	Scentre Group Trust (b)	2.38	4/28/2021	4,951
10,000	Scentre Group Trust (b)	3.25	10/28/2025	9,858
20,000	WEA Finance, LLC / Westfield UK & Europe
	Finance plc (b)	3.75	9/17/2024	20,416
				35,225
	Total Real Estate			40,248
	Telecommunication Services (0.2%)
	Integrated Telecommunication Services (0.2%)
15,000	Deutsche Telekom International Finance B.V.
	(b)	3.60	1/19/2027	15,153
	Utilities (0.9%)
	Electric Utilities (0.8%)
5,000	Comision Federal de Electricidad (b)	4.75	2/23/2027	5,056
5,000	EDP Finance B.V. (b)	5.25	1/14/2021	5,368
25,000	Electricite De France S.A. (b)	5.25	-(j)	25,094
6,000	Emera US Finance, LP	3.55	6/15/2026	5,965
10,000	Fortis, Inc. (b)	3.06	10/04/2026	9,487
3,500	Transelec S.A. (b)	3.88	1/12/2029	3,430
				54,400
	Independent Power Producers & Energy Traders (0.1%)
10,200	TransAlta Corp.	6.90	5/15/2018	10,646
	Total Utilities			65,046
	Total Eurodollar and Yankee Obligations (cost: $1,190,044)			1,228,537

FOREIGN GOVERNMENT OBLIGATIONS (0.4%)(k)

CAD	15,000 Province of Alberta	2.55	12/15/2022	11,491
CAD	20,000 Province of Ontario	2.85	6/02/2023	15,568
	Total Foreign Government Obligations (cost: $34,599)			27,059

ASSET-BACKED SECURITIES (1.9%)

Financials (1.5%)

Asset-Backed Financing (1.5%)

329	Access Group, Inc.	1.42 (i)	4/25/2029	328
1,722	ARL First, LLC (b)	2.74 (i)	12/15/2042	1,714

Portfolio of Investments | 16

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$2,000	Avis Budget Rental Car Funding AESOP, LLC
	(b)	4.42%	9/20/2019	$2,024
3,000	Avis Budget Rental Car Funding AESOP, LLC
1,334	(b)	3.52	2/20/2020	2,988
	Avis Budget Rental Car Funding AESOP, LLC
	(b)	3.75	7/20/2020	1,344
6,500	California Republic Auto Receivables Trust	2.91	12/15/2022	6,509
6,713	CIT Education Loan Trust (b)	1.45 (i)	6/25/2042	5,997
8,500	CIT Equipment Collateral (b)	2.15	2/20/2020	8,498
2,000	Citibank Credit Card Issuance Trust	5.35	2/07/2020	2,060
3,000	Credit Acceptance Auto Loan Trust (b)	3.30	7/17/2023	3,024
7,000	Element Rail Leasing I, LLC (b)	3.67	4/19/2044	6,921
1,449	Exeter Automobile Receivables Trust (b)	2.17	5/15/2019	1,450
20,000	Louisiana Environmental Facilities and
	Community Dev.	3.24	8/01/2028	20,258
2,750	MMAF Equipment Finance, LLC (b),(d)	2.68	7/16/2027	2,750
10,000	MMAF Equipment Finance, LLC (b)	2.49	2/19/2036	10,029
3,000	Navient Student Loan Trust	2.49 (i)	8/25/2050	2,941
1,052	Nelnet Student Loan Trust	1.44 (i)	9/22/2035	912
5,000	SBA Tower Trust (b)	2.90	10/15/2044	5,032
6,275	SLM Student Loan Trust	1.39 (i)	1/25/2041	5,570
2,368	SLM Student Loan Trust	1.71 (i)	10/25/2065	2,156
3,750	TCF Auto Receivables Owner Trust (b)	2.89	7/15/2021	3,765
10,000	Trip Rail Master Funding, LLC (b)	4.09	4/15/2044	9,688
1,577	Westlake Automobile Receivables Trust (b)	2.24	4/15/2020	1,579
2,000	Westlake Automobile Receivables Trust (b)	2.45	1/15/2021	2,009
				109,546
	Total Financials			109,546

Telecommunication Services (0.2%)

Wireless Telecommunication Services (0.2%)

10,000 Crown Castle Towers, LLC (b)	3.22	5/15/2042	10,210

Utilities (0.2%)

Electric Utilities (0.2%)

15,000	Hawaii Dept. of Business Economic Dev. &
	Tourism	3.24	1/01/2031	15,046
	Total Asset-Backed Securities (cost: $133,739)			134,802
	COLLATERALIZED LOAN OBLIGATIONS (1.1%)
	Financials (1.1%)
3,500	American Money Management Corp. (b)	2.66 (i)	10/15/2028	3,524
3,500	CIFC Funding Ltd. (b)	2.58	4/23/2029	3,503
7,500	Dryden Senior Loan Fund (b)	2.66 (i)	4/15/2027	7,515
4,000	Dryden Senior Loan Fund (b)	3.16 (i)	7/20/2029	4,045
10,000	Grippen Park Ltd. (b)	2.51	1/20/2030	10,018
5,000	Loomis Sayles Ltd. (b)	2.69 (i)	10/15/2027	5,003
10,000	Oaktree EIF Ltd. (b)	3.16	10/20/2027	10,008
10,000	Race Point Ltd. (b)	2.76 (i)	7/25/2028	10,039
6,500	Teachers Insurance and Annuity Association of
	America (b)	2.86 (i)	7/20/2028	6,522
7,000	Teachers Insurance and Annuity Association of
	America (b)	2.91	4/20/2029	7,013
9,750	Trinitas Ltd.	2.86 (i)	10/25/2028	9,792
3,000	Voya Ltd (b)	2.77	4/17/2030	3,006
1,000	Voya Ltd. (b)	2.58	7/25/2026	1,001
	Total Financials			80,989
	Total Collateralized Loan Obligations (cost: $80,741)			80,989

17 | USAA Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	COMMERCIAL MORTGAGE SECURITIES (4.0%)
	Financials (4.0%)
	Commercial Mortgage-Backed Securities (3.4%)
$198	Banc of America Commercial Mortgage, Inc.	5.28%	11/10/2042	$198
3,937	Banc of America Commercial Mortgage, Inc.	5.92	7/10/2044	2,886
10,000	Citigroup Commercial Mortgage Trust	3.36	7/10/2047	10,281
2,500	Citigroup Commercial Mortgage Trust	3.62	7/10/2047	2,610
4,000	Citigroup Commercial Mortgage Trust	3.86	7/10/2047	4,165
8,600	Commercial Mortgage Trust	3.25	10/15/2045	8,760
5,925	Commercial Mortgage Trust (b)	3.42	10/15/2045	6,116
6,000	Commercial Mortgage Trust	2.77	12/10/2045	6,034
4,000	Commercial Mortgage Trust	3.61	6/10/2046	4,183
7,500	Commercial Mortgage Trust	4.08	8/10/2047	7,885
15,000	Commercial Mortgage Trust	3.90	7/10/2050	15,809
2,500	GE Capital Commercial Mortgage Corp.	5.61	12/10/2049	2,488
6,000	GS Mortgage Securities Corp. II	3.21	5/10/2045	6,065
5,000	GS Mortgage Securities Corp. II	3.38	5/10/2045	5,207
5,000	GS Mortgage Securities Trust	3.28	2/10/2046	5,102
5,000	GS Mortgage Securities Trust (b)	3.68	2/10/2046	5,136
5,000	GS Mortgage Securities Trust	4.24	8/10/2046	5,418
6,000	GS Mortgage Securities Trust	3.76	7/10/2048	6,315
15,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corp. (b)	5.72	11/15/2043	16,097
5,697	J.P. Morgan Chase Commercial Mortgage
	Securities Corp.	4.82	5/15/2045	6,113
10,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corp.	4.27	6/15/2045	10,616
6,148	J.P. Morgan Chase Commercial Mortgage
	Securities Corp.	5.37	5/15/2047	6,145
9,000	J.P. Morgan Chase Commercial Mortgage
	Securities Trust	4.44	2/15/2047	9,687
2,750	Morgan Stanley Capital I, Inc. (b)	5.20	6/15/2044	2,958
3,000	Morgan Stanley Capital I, Inc.	3.77	3/15/2045	3,145
3,200	Morgan Stanley Capital I, Inc.	3.46	5/15/2046	3,278
7,000	Morgan Stanley Capital I, Inc.	4.16	5/15/2048	7,355
9,375	UBS Commercial Mortgage Trust	4.17	5/10/2045	10,004
15,000	UBS Commercial Mortgage Trust	4.82	5/10/2045	16,433
2,313	UBS-Barclays Commercial Mortgage Trust (b)	4.18	5/10/2063	2,449
1,500	WF-RBS Commercial Mortgage Trust (b)	5.41	6/15/2044	1,640
5,000	WF-RBS Commercial Mortgage Trust	3.35	5/15/2045	5,119
10,000	WF-RBS Commercial Mortgage Trust	4.09	6/15/2045	10,593
5,000	WF-RBS Commercial Mortgage Trust	3.24	12/15/2045	5,062
20,000	WF-RBS Commercial Mortgage Trust	3.65	12/15/2046	20,861
				242,213
	Interest-Only Commercial Mortgage-Backed Securities (0.6%)
37,607	Commercial Mortgage Trust Pass-Through
	Certificates (e)	2.06	5/15/2045	2,912
69,262	Commercial Mortgage Trust Pass-Through
	Certificates (e)	2.04	10/15/2045	4,604
67,765	Freddie Mac (+)	1.69	10/25/2018	1,259
66,571	Freddie Mac (+)	1.64	3/25/2019	1,539
59,039	Freddie Mac (+)	1.53	1/25/2022	3,104
93,595	Freddie Mac (+)	1.57	5/25/2022	5,590
71,392	Freddie Mac (+)	1.61	6/25/2022	4,470
69,583	Freddie Mac (+)	1.00	10/25/2022	2,753
95,060	Freddie Mac (+)	1.15	11/25/2022	4,429
30,826	GS Mortgage Securities Corp. II (e)	2.49	5/10/2045	2,341
190,667	GS Mortgage Securities Trust (b),(e)	0.21	5/03/2032	3,654
53,016	UBS Commercial Mortgage Trust (b),(e)	2.27	5/10/2045	4,490

Portfolio of Investments | 18

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$33,221	WF Commercial Mortgage Trust (b),(e)	2.16%	10/15/2045	$2,224
				43,369
	Total Financials			285,582
	Total Commercial Mortgage Securities (cost: $273,753)			285,582

U.S. GOVERNMENT AGENCY ISSUES (3.5%)(l)

Mortgage-Backed Pass-Through Securities (3.3%)

11,250	Fannie Mae (+)	2.15	1/25/2023	11,123
10,706	Fannie Mae (+)	2.50	2/01/2028	10,871
3,500	Fannie Mae (+)	2.78	2/25/2027	3,491
1,925	Fannie Mae (+)	5.00	6/01/2033	2,118
458	Fannie Mae (+)	5.50	7/01/2021	481
2,356	Fannie Mae (+)	5.50	9/01/2035	2,664
1,069	Fannie Mae (+)	5.50	10/01/2035	1,201
258	Fannie Mae (+)	5.50	1/01/2036	287
1,082	Fannie Mae (+)	5.50	4/01/2036	1,210
1,014	Fannie Mae (+)	5.50	2/01/2037	1,130
1,103	Fannie Mae (+)	5.50	3/01/2037	1,237
531	Fannie Mae (+)	5.50	11/01/2037	592
1,587	Fannie Mae (+)	5.50	5/01/2038	1,773
1,072	Fannie Mae (+)	6.00	5/01/2036	1,215
828	Fannie Mae (+)	6.00	6/01/2036	943
1,191	Fannie Mae (+)	6.00	8/01/2037	1,359
274	Fannie Mae (+)	6.50	4/01/2031	317
5	Fannie Mae (+)	6.50	7/01/2031	6
486	Fannie Mae (+)	6.50	3/01/2032	556
12	Fannie Mae (+)	7.00	10/01/2022	13
6	Fannie Mae (+)	7.00	3/01/2023	7
3,500	Freddie Mac (+)	1.60	8/15/2051	3,394
10,000	Freddie Mac (+)	2.59	5/25/2026	9,762
20,000	Freddie Mac (+)	2.65	8/25/2026	19,814
17,000	Freddie Mac (+)	2.77	5/25/2025	17,049
15,000	Freddie Mac (+)	2.81	1/25/2025	15,211
12,000	Freddie Mac (+)	2.85	3/25/2026	12,022
7,000	Freddie Mac (+)	3.00	12/25/2025	7,160
8,000	Freddie Mac (+)	3.01	7/25/2025	8,207
10,000	Freddie Mac (+)	3.02	1/25/2025	10,286
4,855	Freddie Mac (+)	3.12	10/25/2031	4,831
7,500	Freddie Mac (+)	3.29	3/25/2029	7,665
10,000	Freddie Mac (+)	3.41	12/25/2026	10,519
9,000	Freddie Mac (+)	3.43	1/25/2027	9,473
11,669	Freddie Mac (+)	3.50	5/01/2042	12,056
4,750	Freddie Mac (+)	3.50	8/01/2046	4,908
10,000	Freddie Mac (+)	3.50	5/01/2047	10,295
15,500	Freddie Mac (+)	3.51	4/25/2030	16,098
193	Freddie Mac (+)	5.00	6/01/2020	198
638	Freddie Mac (+)	5.00	1/01/2021	671
777	Freddie Mac (+)	5.50	11/01/2020	813
254	Freddie Mac (+)	5.50	12/01/2020	265
913	Freddie Mac (+)	5.50	12/01/2035	1,030
692	Freddie Mac (+)	5.50	4/01/2036	777
3,398	Government National Mortgage Assn. I	5.00	8/15/2033	3,814
96	Government National Mortgage Assn. I	6.00	8/15/2028	108
47	Government National Mortgage Assn. I	6.00	9/15/2028	54
122	Government National Mortgage Assn. I	6.00	9/15/2028	138
1,496	Government National Mortgage Assn. I	6.00	9/15/2028	1,739
266	Government National Mortgage Assn. I	6.00	10/15/2028	308
29	Government National Mortgage Assn. I	6.00	1/15/2029	33
132	Government National Mortgage Assn. I	6.00	1/15/2029	150
204	Government National Mortgage Assn. I	6.00	1/15/2029	233
259	Government National Mortgage Assn. I	6.00	1/15/2033	301
5	Government National Mortgage Assn. I	6.50	6/15/2023	6

19 | USAA Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$5	Government National Mortgage Assn. I	6.50%	7/15/2023	$6
155	Government National Mortgage Assn. I	6.50	7/15/2023	174
25	Government National Mortgage Assn. I	6.50	9/15/2023	28
152	Government National Mortgage Assn. I	6.50	10/15/2023	171
87	Government National Mortgage Assn. I	6.50	10/15/2023	98
20	Government National Mortgage Assn. I	6.50	10/15/2023	22
93	Government National Mortgage Assn. I	6.50	12/15/2023	104
221	Government National Mortgage Assn. I	6.50	12/15/2023	248
35	Government National Mortgage Assn. I	6.50	1/15/2024	40
82	Government National Mortgage Assn. I	6.50	2/15/2024	92
55	Government National Mortgage Assn. I	6.50	4/15/2026	62
256	Government National Mortgage Assn. I	6.50	5/15/2028	287
470	Government National Mortgage Assn. I	6.50	10/15/2031	528
44	Government National Mortgage Assn. I	7.00	5/15/2023	47
30	Government National Mortgage Assn. I	7.00	5/15/2023	32
23	Government National Mortgage Assn. I	7.00	5/15/2023	23
16	Government National Mortgage Assn. I	7.00	5/15/2023	16
63	Government National Mortgage Assn. I	7.00	6/15/2023	67
85	Government National Mortgage Assn. I	7.00	6/15/2023	90
40	Government National Mortgage Assn. I	7.00	8/15/2023	41
17	Government National Mortgage Assn. I	7.00	8/15/2023	18
70	Government National Mortgage Assn. I	7.00	8/15/2023	74
12	Government National Mortgage Assn. I	7.00	8/15/2023	13
52	Government National Mortgage Assn. I	7.00	9/15/2023	55
15	Government National Mortgage Assn. I	7.00	1/15/2026	16
24	Government National Mortgage Assn. I	7.00	3/15/2026	26
9	Government National Mortgage Assn. I	7.00	3/15/2026	10
176	Government National Mortgage Assn. I	7.00	10/15/2027	205
274	Government National Mortgage Assn. I	7.00	6/15/2029	302
156	Government National Mortgage Assn. I	7.00	6/15/2029	171
20	Government National Mortgage Assn. I	7.00	7/15/2029	20
227	Government National Mortgage Assn. I	7.00	8/15/2031	259
82	Government National Mortgage Assn. I	7.00	7/15/2032	91
76	Government National Mortgage Assn. I	7.50	7/15/2023	81
77	Government National Mortgage Assn. I	7.50	6/15/2026	85
142	Government National Mortgage Assn. I	7.50	6/15/2026	156
89	Government National Mortgage Assn. I	7.50	7/15/2026	97
138	Government National Mortgage Assn. I	7.50	5/15/2027	153
157	Government National Mortgage Assn. I	7.50	2/15/2028	181
117	Government National Mortgage Assn. I	7.50	12/15/2028	138
88	Government National Mortgage Assn. I	7.50	8/15/2029	101
596	Government National Mortgage Assn. II	5.50	4/20/2033	669
552	Government National Mortgage Assn. II	6.00	8/20/2032	638
408	Government National Mortgage Assn. II	6.00	9/20/2032	471
193	Government National Mortgage Assn. II	6.50	8/20/2031	226
				238,414
	Other U.S. Government Securities (0.2%)
8,914	Totem Ocean Trailer Express, Inc., Title XI	6.37	4/15/2028	10,253
5,469	Washington Aircraft 1 Co. Ltd. (NBGA)	2.64	9/15/2026	5,524
				15,777
	Total U.S. Government Agency Issues (cost: $249,867)			254,191

U.S. TREASURY SECURITIES (10.7%)

Bonds (9.8%)

5,000	3.38%, 11/15/2019	5,251
50,000	3.63%, 2/15/2020	53,031
45,000	3.50%, 5/15/2020	47,712
25,000	2.63%, 8/15/2020	25,876
55,000	2.63%, 11/15/2020	56,944
25,000	2.00%, 2/15/2022	25,250

Portfolio of Investments | 20

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$20,000	1.63%, 8/15/2022			$19,738
20,000	1.63%, 11/15/2022			19,693
10,000	2.00%, 2/15/2023			10,023
5,000	2.50%, 5/15/2024			5,132
10,000	2.25%, 11/15/2024			10,069
80,000	2.00%, 2/15/2025			78,986
5,000	2.25%, 11/15/2025			5,003
50,000	1.63%, 2/15/2026			47,482
10,000	2.25%, 2/15/2027			9,972
30,000	3.88%, 8/15/2040			35,132
20,000	4.25%, 11/15/2040			24,730
40,000	2.75%, 8/15/2042			38,651
10,000	2.75%, 11/15/2042			9,653
5,000	3.38%, 5/15/2044			5,409
25,000	3.00%, 11/15/2044			25,232
70,000	2.50%, 2/15/2045			63,804
5,000	3.00%, 11/15/2045			5,038
60,000	2.50%, 2/15/2046			54,546
12,950	2.25%, 8/15/2046			11,117
10,000	2.88%, 11/15/2046			9,831
				703,305
	Inflation-Indexed Notes (0.9%)
58,149	2.38%, 1/15/2025			67,385
	Total U.S. Treasury Securities (cost: $757,131)			770,690

MUNICIPAL BONDS (7.9%)

Airport/Port (1.0%)

6,500	Chicago Midway Airport	5.00%	1/01/2025	7,454
8,000	Chicago Midway Airport	5.00	1/01/2026	9,101
5,000	Chicago O'Hare International Airport	5.00	1/01/2021	5,591
12,570	Dallas-Fort Worth International Airport Facilities	4.00	11/01/2021	13,502
2,265	Dallas-Fort Worth International Airport Facilities
	(c)	4.44	11/01/2021	2,433
8,250	Miami-Dade County	2.70	10/01/2026	7,875
1,700	Port of Corpus Christi Auth.	3.29	12/01/2023	1,746
1,500	Port of Corpus Christi Auth.	3.39	12/01/2024	1,529
1,000	Port of Corpus Christi Auth.	3.49	12/01/2025	1,023
5,000	Port of Oakland	4.50	5/01/2030	5,388
11,700	Port of Oakland	4.50	5/01/2032	12,482
				68,124
	Appropriated Debt (0.8%)
5,600	Brevard County School Board	1.70	7/01/2017	5,604
4,955	Indiana Finance Auth.	4.36	7/15/2029	5,432
4,260	Indiana Finance Auth.	4.53	7/15/2031	4,733
1,500	Indiana Finance Auth.	3.62	7/01/2036	1,491
3,250	Jacksonville	2.00	10/01/2019	3,273
3,000	Jacksonville	2.37	10/01/2020	3,021
5,000	Kannapolis	7.28	3/01/2027	5,283
10,000	Kansas Dev. Finance Auth.	4.73	4/15/2037	10,425
2,000	McLennan County Public Facility	3.90	6/01/2029	2,025
10,000	Miami-Dade County School Board (INS)	5.38	5/01/2031	11,183
6,000	Palm Beach County School Board	5.40	8/01/2025	6,767
850	Placentia Yorba Linda USD	5.40	8/01/2021	935
				60,172
	Casinos & Gaming (0.0%)
6,589	Mashantucket (Western) Pequot Tribe (m)	7.35 (q)	7/01/2026	1,351

21 | USAA Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	Community Service (0.0%)
$2,750	Art Institute of Chicago	3.23%	3/01/2022	$2,809
	Education (0.7%)
2,000	Austin Texas Community College District Public
	Auth.	6.91	8/01/2035	2,541
5,000	El Paso County	4.47	10/01/2035	5,048
9,520	Indiana State	2.13	7/15/2019	9,636
5,000	New Jersey EDA	2.42	6/15/2018	4,994
14,310	New Jersey EDA	4.45	6/15/2020	14,674
2,700	New Jersey EDA	5.25	9/01/2022	2,859
2,500	New Jersey EDA	5.71	6/15/2030	2,568
1,625	State Public School Building Auth. (INS)	2.84	12/01/2019	1,673
1,300	State Public School Building Auth. (INS)	4.08	12/01/2023	1,405
2,000	Torrance USD	5.52	8/01/2021	2,219
				47,617
	Education Services (0.2%)
6,080	Princeton Theological Seminary	4.11	7/01/2023	6,618
5,000	Univ. of Notre Dame	3.44	2/15/2045	4,855
				11,473
	Electric Utilities (0.2%)
5,000	Appling County Dev. Auth	2.40	1/01/2038(n)	5,094
3,000	Hawaii Department of Budget and Finance	3.25	1/01/2025	3,076
10,000	Ohio Air Quality Dev. Auth.	3.75	12/01/2023(n)	4,400
5,000	Ohio Water Dev. Auth.	4.00	12/01/2033(n)	2,200
				14,770
	Electric/Gas Utilities (0.6%)
10,000	Cleveland Public Power	5.50	11/15/2038	10,555
2,000	Jackson Energy Auth.	2.90	4/01/2022	2,035
2,745	Jackson Energy Auth.	3.05	4/01/2023	2,810
3,915	Jackson Energy Auth.	3.20	4/01/2024	4,006
10,000	Long Island Power Auth.	5.25	5/01/2022	10,945
2,500	Long Island Power Auth.	3.98	9/01/2025	2,598
2,500	Long Island Power Auth.	4.13	9/01/2026	2,631
5,014	Pedernales Electric Cooperative, Inc. (b)	5.95	11/15/2022	5,459
				41,039
	Escrowed Bonds (0.1%)
7,300	New Jersey EDA (PRE)	5.25	9/01/2022	8,373
	General Obligation (1.3%)
5,000	City and County of Honolulu	2.51	11/01/2022	5,031
1,250	City and County of Honolulu	2.51	11/01/2022	1,265
900	City and County of Honolulu	2.81	11/01/2023	919
730	City and County of Honolulu	2.91	11/01/2024	743
680	City and County of Honolulu	3.06	11/01/2025	685
775	City and County of Honolulu	3.16	11/01/2026	782
625	City and County of Honolulu	3.26	11/01/2027	634
690	City and County of Honolulu	3.36	11/01/2028	703
7,000	Hawaii	2.80	10/01/2027	6,883
1,250	Las Virgenes USD	5.54	8/01/2025	1,432
600	Oyster Bay	3.55	2/01/2019	601
1,830	Oyster Bay	3.80	2/01/2020	1,836
1,500	Oyster Bay	3.95	2/01/2021	1,504
10,000	Philadelphia School District	5.06	9/01/2042	9,967
4,250	Riverside Community College District	3.49	8/01/2023	4,368

Portfolio of Investments | 22

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$3,000	Riverside Community College District	3.61%	8/01/2024	$3,059
5,000	Scranton School District (b)	3.13	12/01/2025(n)	5,010
3,625	Scranton School District	4.13	6/15/2034(n)	3,605
1,800	State of Mississippi	2.83	12/01/2024	1,847
2,000	State of Mississippi	3.03	12/01/2025	2,007
10,000	State of Mississippi	3.73	10/01/2032	10,304
10,000	State of Washington	5.25	2/01/2036	11,253
3,845	Town of Hamden	4.93	8/15/2030	3,971
10,000	Town of Stratford	5.75	8/15/2030	11,243
2,200	Winnebago	3.80	12/01/2026	2,213
				91,865
	Health Care Facilities (0.1%)
8,000	Metropolitan Nashville & Davidson County
	Health & Educational Board	4.05	7/01/2026	8,374
	Hospital (1.1%)
7,000	Baylor Scott & White Holdings	3.10	11/15/2025	6,867
20,000	Baylor Scott & White Holdings	2.65	11/15/2026	18,997
4,250	Boston Medical Center Corp.	4.52	7/01/2026	4,473
10,000	Community Hospitals of Indiana	4.24	5/01/2025	10,128
15,000	Eastern Maine Healthcare	5.02	7/01/2036	14,360
15,000	Mercy Healthcare System	3.38	11/01/2025	14,819
10,000	Rochester Health Care Facilities	4.50	11/15/2038(n)	11,269
				80,913
	Multi-Utilities (0.1%)
5,000	New York Energy Research and Dev. Auth.	2.38	7/01/2026(n)	5,080
	Multifamily Housing (0.0%)
1,365	Oklahoma Development Finance Auth.	5.88	8/01/2037	1,461
	Municipal Finance (0.1%)
10,000	Pennsylvania State IDA (b)	3.56	7/01/2024	9,759
	Real Estate Tax/Fee (0.3%)
5,000	Industry Public Facilities Auth. (INS)	3.47	1/01/2021	5,161
5,000	Industry Public Facilities Auth. (INS)	3.82	1/01/2022	5,230
5,250	San Marcos Redevelopment Agency	4.02	10/01/2025	5,392
6,500	San Marcos Redevelopment Agency	4.47	10/01/2029	6,468
2,590	Vista Redevelopment Agency (INS)	4.13	9/01/2030	2,626
				24,877
	Sales Tax (0.1%)
3,500	Arizona School Facilities Board	2.38	9/01/2019	3,555
	Semiconductors (0.0%)
1,250	Sandoval County	2.32	6/01/2019	1,251
1,000	Sandoval County	2.72	6/01/2020	1,006
				2,257
	Special Assessment/Tax/Fee (0.7%)
9,000	Colony Local Dev. Corp. (INS)	4.38	10/01/2033	9,116
5,000	Maine Municipal Bond Bank	4.25	6/01/2023	5,355
5,000	New Jersey Transportation Trust Fund Auth.	1.76	12/15/2018	4,944
3,320	New Jersey Transportation Trust Fund Auth.	5.50	12/15/2022	3,663
5,000	New York City Transitional Finance Auth.	5.00	2/01/2035	5,543
7,000	New York MTA (ETM)	1.47	7/01/2018	7,015
10,000	South Carolina Public Service Auth.	4.77	12/01/2045	9,584

23 | USAA Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$5,000	Transportation Trust Fund Auth. (INS)	5.25%	12/15/2022	$5,490
				50,710
	Toll Roads (0.1%)
3,000	North Texas Tollway Auth.	5.00	9/01/2031	3,400
	Water/Sewer Utility (0.4%)
6,500	Chicago Wastewater Transmission	5.84	1/01/2035	7,211
5,000	Houston Utility System	5.00	11/15/2033	5,581
10,825	New York Municipal Water Finance Auth.	5.25	6/15/2040	11,742
2,500	Tohopekaliga Water Auth. (PRE)	5.25	10/01/2036	2,911
				27,445
	Total Municipal Bonds (cost: $553,833)			565,424
	Total Bonds (cost: $6,730,001)			6,889,661

Number

of Shares

EQUITY SECURITIES (2.1%)

COMMON STOCKS (0.7%)

Consumer Staples (0.0%)

Household Products (0.0%)

24,000 Kimberly-Clark Corp.	3,114

Energy (0.1%)

Integrated Oil & Gas (0.1%)

23,780	Chevron Corp.	2,537
55,000	Royal Dutch Shell plc ADR "A"	2,871
		5,408
	Total Energy	5,408

Financials (0.2%)

Asset Management & Custody Banks (0.0%)

202,000	Prospect Capital Corp. (h)	1,879
	Consumer Finance (0.0%)
24,649	Synchrony Financial	685
	Diversified Banks (0.0%)
50,000	Bank of Montreal	3,542
25,000	Canadian Imperial Bank of Commerce	2,021
		5,563
	Regional Banks (0.1%)
202,336	KeyCorp	3,691
198,414	Regions Financial Corp.	2,728
		6,419
	REITs - Mortgage (0.1%)
89,000	AGNC Investment Corp.	1,875
219,132	Annaly Capital Management, Inc.	2,588
199,850	MFA Financial, Inc.	1,661

Portfolio of Investments | 24

		Market
Number		Value
of Shares	Security	(000)
292,200 Two Harbors Investment Corp.		$2,919
		9,043
	Total Financials	23,589

Health Care (0.1%)

Pharmaceuticals (0.1%)

59,920 Merck & Co., Inc.	3,735

Industrials (0.0%)

Industrial Conglomerates (0.0%)

91,835 General Electric Co.	2,662

Information Technology (0.1%)

Semiconductors (0.1%)

91,943	Intel Corp.	3,324
18,500	QUALCOMM, Inc.	994
		4,318
	Total Information Technology	4,318

Telecommunication Services (0.1%)

Integrated Telecommunication Services (0.1%)

70,050	AT&T, Inc.	2,776
21,000	Verizon Communications, Inc.	964
		3,740
	Total Telecommunication Services	3,740

Utilities (0.1%)

Electric Utilities (0.0%)

46,500	Southern Co.	2,316
	Multi-Utilities (0.1%)
65,000	CMS Energy Corp.	2,951
15,200	Dominion Resources, Inc.	1,177
		4,128
	Total Utilities	6,444
	Total Common Stocks (cost: $40,917)	53,010
Principal
Amount		Market
$(000)/		Value
Shares	Security	(000)
	PREFERRED STOCKS (1.4%)
	Consumer Staples (0.4%)
	Agricultural Products (0.4%)
200,000	CHS, Inc., Series B, 7.88%, cumulative redeemable, perpetual	5,778
172,520	Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(b)	18,503
		24,281
	Total Consumer Staples	24,281
	Financials (0.2%)
	Diversified Banks (0.0%)
40,000	Citigroup Capital XIII, 7.26%	1,052

25 | USAA Income Fund

Principal
Amount		Market
$(000)/		Value
Shares	Security	(000)
	Property & Casualty Insurance (0.1%)
$5,000	Catlin Insurance Co. Ltd., 7.25%, perpetual(b)	$4,612
	Regional Banks (0.1%)
10,800	M&T Bank Corp., 6.38%, cumulative redeemable, perpetual	11,216
	Total Financials	16,880
	Real Estate (0.7%)
	REITs - Industrial (0.3%)
344,500	ProLogis, Inc., Series Q, 8.54%, cumulative redeemable, perpetual	24,826
	REITs - Residential (0.4%)
250,000	Mid-America Apartment Communities, Inc., 8.5%, cumulative redeemable, perpetual	16,189
142,500	Equity Residential Properties Trust, depositary shares, Series K, 8.29%, cumulative
	redeemable, perpetual	8,986
		25,175
	Total Real Estate	50,001
	Utilities (0.1%)
	Electric Utilities (0.1%)
200,000	Entergy Texas, Inc., 5.63%	5,344
	Total Preferred Stocks (cost: $79,037)	96,506
	Total Equity Securities (cost: $119,954)	149,516
Principal
Amount	Coupon
(000)	Rate	Maturity

MONEY MARKET INSTRUMENTS (1.4%)

COMMERCIAL PAPER (1.2%)

Financials (0.1%)

Consumer Finance (0.1%)

$ 7,449 Caterpilar Finance Service Co.1.10% 5/12/20177,446

Materials (0.4%)

Diversified Chemicals (0.3%)

524	E.I. du Pont de Nemours & Co. (b),(o)	1.09	5/08/2017	524
19,992	E.I. du Pont de Nemours & Co. (b),(o)	1.12	5/09/2017	19,987
				20,511
	Paper Products (0.1%)
7,765	Georgia Pacific LLC (b),(o)	0.98	5/01/2017	7,765
	Total Materials			28,276
	Utilities (0.7%)
	Electric Utilities (0.7%)
9,520	Florida Power & Light Co.	1.06	5/02/2017	9,520
15,590	Florida Power & Light Co.	1.10	5/05/2017	15,588
16,600	Florida Power & Light Co.	1.07	5/15/2017	16,593

Portfolio of Investments | 26

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$11,665	Florida Power & Light Co.	1.10%	5/26/2017	$11,656
				53,357
	Total Utilities			53,357
	Total Commercial Paper			89,079

VARIABLE-RATE DEMAND NOTES (0.1%)

Materials (0.1%)

Forest Products (0.1%)

9,200 Liberty County IDA	1.10	10/01/2028	9,200

Number

of Shares

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.1%)

5,956,680 State Street Institutional Treasury Money Market Fund Premier Class, 0.64% (p)	5,957
Total Money Market Instruments (cost: $104,236)	104,236

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.5%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.5%)

1,867,545	Goldman Sachs Financial Square Funds - Government Fund, 0.65%(p)	1,867
6,899,858	Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.64%(p)	6,900
25,761,547	Western Asset Institutional Government Reserves Fund, 0.67%(p)	25,762
	Total Short-Term Investments Purchased with Cash Collateral from Securities Loaned
	(cost: $34,529)	34,529
	Total Investments (cost: $6,988,720)	$7,177,942

27 | USAA Income Fund

($ in 000s)		VALUATION HIERARCHY
Assets		LEVEL 1	LEVEL 2		LEVEL 3	Total
Bonds:
Corporate Obligations	$	— $	3,542,387	$	— $	3,542,387
Eurodollar and Yankee Obligations		—	1,228,537		—	1,228,537
Foreign Government Obligations		—	27,059		—	27,059
Asset-Backed Securities		—	134,802		—	134,802
Collateralized Loan Obligations		—	80,989		—	80,989
Commercial Mortgage Securities		—	285,582		—	285,582
U.S. Government Agency Issues		—	250,797		3,394	254,191
U.S. Treasury Securities		770,690	—		—	770,690
Municipal Bonds		—	565,424		—	565,424
Equity Securities:
Common Stocks		53,010	—		—	53,010
Preferred Stocks		—	96,506		—	96,506
Money Market Instruments:
Commercial Paper		—	89,079		—	89,079
Variable-Rate Demand Notes		—	9,200		—	9,200
Government & U.S. Treasury Money Market
Funds		5,957	—		—	5,957
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned		34,529	—		—	34,529
Total		$864,186	$6,310,362		$3,394	$7,177,942

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

RECONCILIATION OF LEVEL 3 INVESTMENTS

	Collateralized Loan	U.S. Government Agency
($ in 000s)	Obligations	Issues
Balance as of July 31, 2016	$4,000	$-
Purchases	-	-
Sales	-	-
Transfers into Level 3	-	3,500
Transfers out of Level 3	(4,000)	-
Net realized gain (loss) on investments	-	-
Change in net unrealized appreciation/(depreciation) of	-	(106)
investments

Balance as of April 30, 2017	$-	$3,394

FAIR VALUE LEVEL TRANSFERS

For the period of August 1, 2016, through April 30, 2017, the table below shows the transfers between Level 1, Level 2, and Level 3. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Assets ($ in 000s)	Transfers into (out of) Level 1	Transfers into (out of) Level 2	Transfers into (out of) Level 3
Collateralized Loan
Obligations(I)	$-	$4,000	$(4,000)
U.S. Government Agency
Issues(II)	$-	$(3,500)	$3,500
Total	$-	$500	$(500)

(I)Transferred from Level 3 to Level 2 as a result of observable market data. (II)Transferred from Level 2 to Level 3 due to single broker quote.

Portfolio of Investments | 28

NOTES TO PORTFOLIO

OF INVESTMENTS

April 30, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the USAA Income Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic

946.The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund consists of four classes of shares: Income Fund Shares (Fund Shares), Income Fund Institutional Shares (Institutional Shares), Income Fund Adviser Shares (Adviser Shares), and effective December 1, 2016, a new share class designated Income Fund R6 Shares (R6 Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class- related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-

1)fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services. The R6 Shares are available for investment by participants in employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants and to endowment funds and foundations.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

29 | USAA Income Fund

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

2.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

3.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the

Notes to Portfolio of Investments | 30

affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

4.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

5.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

6.Repurchase agreements are valued at cost.

7.Securities lending - The Fund, through its securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short- term investments will be less than the amount of cash collateral required to be returned to the borrower.

8.Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

9.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation

31 | USAA Income Fund

of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold. Level 2 securities include debt securities that are valued using market inputs and other observable factors deemed by the the Manager to appropriately reflect fair value.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category is primarily supported by quoted prices obtained from broker-dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when- issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

D.As of April 30, 2017, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Notes to Portfolio of Investments | 32

Gross unrealized appreciation and depreciation of investments as of April 30, 2017, were $271,085,000 and $81,863,000, respectively, resulting in net unrealized appreciation of $189,222,000.

E.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $7,192,981,000 at April 30, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 18.6% of net assets at April 30, 2017.

F.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager is currently evaluating the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for the amendments to Regulation S-X is August 1, 2017, with other staggered compliance dates extending through December 2018.

CATEGORIES AND DEFINITIONS

Eurodollar and Yankee obligations – Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

Asset-backed and commercial mortgage-backed securities – Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

33 | USAA Income Fund

Collateralized loan obligations (CLOs) – Collateralized loan obligations are securities issued by entities that are collateralized by a pool of loans. CLOs are issued in multiple classes (tranches), and can be equity or debt with specific adjustable or fixed interest rates, and varying maturities. The cash flow from the underlying loans is used to pay off each tranche separately within the debt, or senior tranches. Equity, or subordinated tranches, typically are not paid a cash flow but do offer ownership in the CLO itself in the event of a sale.

Interest-only commercial mortgage-backed securities (CMBS IOs) – Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

U.S. Treasury inflation-indexed notes – Designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

Variable-rate demand notes (VRDNs) – Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
CAD	Canadian dollars
EDA	Economic Development Authority
ETM	Escrowed to final maturity
IDA	Industrial Development Authority/Agency
MTA	Metropolitan Transportation Authority
PRE	Pre-refunded to a date prior to maturity
REIT	Real estate investment trust - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.

Notes to Portfolio of Investments | 34

Title XI	The Title XI Guarantee Program provides a guarantee of payment of principal and interest of debt obligations issued by U.S. merchant marine and
U.S. shipyards by enabling owners of eligible vessels and shipyards to obtain financing at attractive terms. The guarantee carries the full faith and credit of the U.S. government.
USD	Unified School District

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)	Principal and interest payments are insured by one of the following: AMBAC
Assurance Corp., Assured Guaranty Municipal Corp., Berkshire Hathaway
Assurance Corp., or Build America Mutual Assurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(NBGA)	Principal and interest payments are guaranteed by a nonbank guarantee agreement from Export-Import Bank of the United States.

SPECIFIC NOTES

(a)Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the weighted average interest rate of all contracts within the loan facility and includes commitment fees on unfunded loan commitments. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at April 30, 2017. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(b)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(c)At April 30, 2017, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

(d)At April 30, 2017, the aggregate market value of securities purchased on a delayed- delivery basis was $19,266,000, which included when-issued securities of $14,266,000.

(e)Security deemed illiquid by the Manager, under liquidity guidelines approved by the the Board. The aggregate market value of these securities at April 30, 2017, was $29,225,000, which represented 0.4% of the Fund's net assets.

35 | USAA Income Fund

(f)Security was fair valued at April 30, 2017, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $4,000,000, which represented 0.1% of the Fund's net assets.

(g)The senior loan will settle after April 30, 2017, at which time the interest rate will be determined.

(h)The security, or a portion thereof , was out on loan as of April 30, 2017.

(i)Variable-rate or floating-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at April 30, 2017.

(j)Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(k)In U.S. dollars unless otherwise noted.

(l)U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

(m)Pay-in-kind (PIK) - security in which the issuer has or will have the option to make all or a portion of the interest or dividend payments in additional securities in lieu of cash.

(n)Put bond – provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

(o)Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (Section 4(a)(2) Commercial Paper). Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(a)(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(p)Rate represents the money market fund annualized seven-day yield at April 30, 2017.

(q)A portion of the coupon is payable in kind (PIK) 7.35% (6.35% cash, 1.00% PIK).

Notes to Portfolio of Investments | 36

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA INCOME STOCK FUND

APRIL 30, 2017

(Form N-Q)

48490-0617	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Income Stock Fund

April 30, 2017 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY SECURITIES (97.7%)

COMMON STOCKS (97.7%)

Consumer Discretionary (4.8%)

Advertising (0.5%)

150,200	Omnicom Group, Inc.	$12,334
	Auto Parts & Equipment (0.2%)
164,900	Magna International, Inc.	6,888
	Automobile Manufacturers (0.7%)
125,558	Daimler AG ADR	9,372
804,000	Ford Motor Co.	9,222
		18,594
	Distributors (0.4%)
126,873	Genuine Parts Co.	11,675
	General Merchandise Stores (0.3%)
123,800	Target Corp.	6,914
	Home Improvement Retail (1.0%)
173,896	Home Depot, Inc.	27,145
	Hotels, Resorts & Cruise Lines (0.3%)
131,089	Carnival Corp.	8,097
	Movies & Entertainment (0.6%)
412,171	Regal Entertainment Group "A"(a)	9,097
76,255	Time Warner, Inc.	7,570
		16,667
	Restaurants (0.8%)
163,685	Brinker International, Inc.	7,233
102,797	McDonald's Corp.	14,385
		21,618
	Total Consumer Discretionary	129,932
	Consumer Staples (12.5%)
	Agricultural Products (0.2%)
61,100	Bunge Ltd.	4,829
	Brewers (0.4%)
122,928	Molson Coors Brewing Co. "B"	11,788
	Drug Retail (0.6%)
109,985	CVS Health Corp.	9,067
84,800	Walgreens Boots Alliance, Inc.	7,339
		16,406

1 | USAA Income Stock Fund

		Market
Number		Value
of Shares	Security	(000)
	Food Retail (0.2%)
212,700	Kroger Co.	$6,306
	Household Products (2.8%)
99,920	Colgate-Palmolive Co.	7,198
192,610	Kimberly-Clark Corp.	24,991
496,073	Procter & Gamble Co.	43,322
		75,511
	Hypermarkets & Super Centers (1.4%)
505,343	Wal-Mart Stores, Inc.	37,992
	Packaged Foods & Meat (1.6%)
154,300	B&G Foods, Inc.	6,481
250,458	Campbell Soup Co.	14,411
237,968	Kraft Heinz Co.	21,510
		42,402
	Personal Products (0.7%)
374,200	Unilever N.V.	19,548
	Soft Drinks (1.3%)
304,363	Coca-Cola Co.	13,133
270,365	Coca-Cola European Partners plc	10,442
97,291	PepsiCo, Inc.	11,021
		34,596
	Tobacco (3.3%)
335,259	Altria Group, Inc.	24,065
342,632	Philip Morris International, Inc.	37,977
441,096	Reynolds American, Inc.	28,451
		90,493
	Total Consumer Staples	339,871
	Energy (8.2%)
	Integrated Oil & Gas (5.6%)
342,100	Chevron Corp.	36,502
320,028	Exxon Mobil Corp.	26,130
811,307	Occidental Petroleum Corp.	49,928
731,376	Royal Dutch Shell plc ADR "A"	38,171
		150,731
	Oil & Gas Drilling (0.2%)
101,000	Helmerich & Payne, Inc.	6,125
	Oil & Gas Equipment & Services (0.7%)
98,100	Halliburton Co.	4,501
194,900	Schlumberger Ltd.	14,147
		18,648
	Oil & Gas Exploration & Production (0.8%)
216,100	ConocoPhillips	10,353
408,800	Marathon Oil Corp.	6,079
340,800	Peyto Exploration & Dev. Corp.	6,203
		22,635
	Oil & Gas Refining & Marketing (0.2%)
200,000	Keyera Corp.	5,535
	Oil & Gas Storage & Transportation (0.7%)
675,116	Enterprise Products Partners, LP	18,444
	Total Energy	222,118

Portfolio of Investments | 2

Market
Number	Value
of Shares Security	(000)

Financials (16.3%)

Asset Management & Custody Banks (1.4%)

288,700	Bank of New York Mellon Corp.	$13,586
33,526	BlackRock, Inc.	12,893
141,900	State Street Corp.	11,906
		38,385
	Consumer Finance (0.5%)
439,613	Synchrony Financial	12,221
	Diversified Banks (5.8%)
1,668,400	Bank of America Corp.	38,941
101,892	Commonwealth Bank of Australia ADR(a)	6,671
735,300	JPMorgan Chase & Co.	63,971
501,737	U.S. Bancorp	25,729
400,936	Wells Fargo & Co.	21,586
		156,898
	Insurance Brokers (1.2%)
342,490	Arthur J. Gallagher & Co.	19,114
191,295	Marsh & McLennan Companies, Inc.	14,181
		33,295
	Investment Banking & Brokerage (0.5%)
320,500	Morgan Stanley	13,900
	Life & Health Insurance (0.4%)
194,100	MetLife, Inc.	10,056
	Multi-Line Insurance (0.4%)
579,144	Allianz SE ADR	11,009
	Property & Casualty Insurance (2.3%)
135,900	Allstate Corp.	11,047
191,200	Chubb Ltd.	26,242
399,900	Progressive Corp.	15,884
222,500	XL Group Ltd.	9,312
		62,485
	Regional Banks (2.8%)
146,500	BB&T Corp.	6,326
544,300	Fifth Third Bancorp	13,297
763,200	KeyCorp	13,921
74,940	M&T Bank Corp.	11,646
516,693	People's United Financial, Inc.	9,027
177,300	PNC Financial Services Group, Inc.	21,232
		75,449
	Specialized Finance (1.0%)
234,166	CME Group, Inc.	27,208
	Total Financials	440,906
	Health Care (10.7%)
	Biotechnology (2.1%)
781,690	AbbVie, Inc.	51,545
64,800	Gilead Sciences, Inc.	4,442
		55,987
	Health Care Equipment (1.5%)
175,000	Abbott Laboratories	7,637
400,712	Medtronic plc	33,295
		40,932

3 | USAA Income Stock Fund

		Market
Number		Value
of Shares	Security	(000)
	Managed Health Care (0.6%)
101,906	UnitedHealth Group, Inc.	$17,821
	Pharmaceuticals (6.5%)
465,998	Johnson & Johnson	57,537
739,088	Merck & Co., Inc.	46,067
197,500	Novartis AG ADR	15,214
1,702,273	Pfizer, Inc.	57,741
		176,559
	Total Health Care	291,299
	Industrials (13.2%)
	Aerospace & Defense (4.0%)
126,991	Boeing Co.	23,472
63,108	General Dynamics Corp.	12,229
60,478	Lockheed Martin Corp.	16,296
150,943	Raytheon Co.	23,428
281,848	United Technologies Corp.	33,537
		108,962
	Air Freight & Logistics (0.8%)
211,628	United Parcel Service, Inc. "B"	22,742
	Building Products (0.4%)
293,581	Johnson Controls International plc	12,204
	Commercial Printing (0.4%)
136,733	Deluxe Corp.	9,833
	Construction Machinery & Heavy Trucks (0.3%)
76,000	Caterpillar, Inc.	7,772
	Electrical Components & Equipment (1.8%)
438,983	Eaton Corp. plc	33,204
237,968	Emerson Electric Co.	14,345
		47,549
	Environmental & Facilities Services (1.3%)
333,239	Republic Services, Inc.	20,991
178,805	Waste Management, Inc.	13,013
		34,004
	Industrial Conglomerates (3.0%)
116,355	3M Co.	22,786
1,617,603	General Electric Co.	46,894
82,829	Honeywell International, Inc.	10,862
		80,542
	Industrial Machinery (0.7%)
56,200	Parker-Hannifin Corp.	9,037
77,500	Stanley Black & Decker, Inc.	10,552
		19,589
	Railroads (0.5%)
132,800	Union Pacific Corp.	14,868
	Total Industrials	358,065
	Information Technology (13.4%)
	Communications Equipment (2.2%)
1,774,762	Cisco Systems, Inc.	60,466
	Data Processing & Outsourced Services (1.2%)
180,777	Automatic Data Processing, Inc.	18,889

Portfolio of Investments | 4

		Market
Number		Value
of Shares	Security	(000)
216,275	Paychex, Inc.	$12,821
		31,710
	IT Consulting & Other Services (0.1%)
24,791	DXC Technology Co.*	1,868
	Semiconductors (4.7%)
148,439	Analog Devices, Inc.	11,311
809,599	Intel Corp.	29,267
441,600	Maxim Integrated Products, Inc.	19,497
132,789	Microchip Technology, Inc.	10,036
546,661	QUALCOMM, Inc.	29,377
345,688	Texas Instruments, Inc.	27,372
		126,860
	Systems Software (2.7%)
597,822	Microsoft Corp.	40,927
728,009	Oracle Corp.	32,731
		73,658
	Technology Hardware, Storage, & Peripherals (2.5%)
179,341	Apple, Inc.	25,762
288,600	Hewlett Packard Enterprise Co.	5,377
1,324,700	HP, Inc.	24,931
141,900	Western Digital Corp.	12,639
		68,709
	Total Information Technology	363,271
	Materials (2.7%)
	Commodity Chemicals (0.1%)
34,600	LyondellBasell Industries N.V. "A"	2,933
	Diversified Chemicals (1.5%)
519,524	Dow Chemical Co.	32,626
348,400	Huntsman Corp.	8,630
		41,256
	Fertilizers & Agricultural Chemicals (0.3%)
80,857	Agrium, Inc.	7,595
	Gold (0.3%)
979,600	Tahoe Resources, Inc.	7,895
	Paper Packaging (0.5%)
271,843	Bemis Co., Inc.	12,214
	Total Materials	71,893
	Real Estate (2.2%)
	REITs - Health Care (0.8%)
317,279	Welltower, Inc.	22,666
	REITs - Industrial (0.1%)
123,800	Duke Realty Corp.	3,433
	REITs - Office (0.1%)
21,900	Boston Properties, Inc.	2,773
	REITs - Residential (0.1%)
39,900	Equity Residential	2,577
	REITs - Retail (0.1%)
13,500	Simon Property Group, Inc.	2,231
	REITs - Specialized (1.0%)
410,199	Iron Mountain, Inc.	14,258

5 | USAA Income Stock Fund

		Market
Number		Value
of Shares	Security	(000)
55,262	Public Storage	$11,571
		25,829
	Total Real Estate	59,509

Telecommunication Services (5.0%)

Integrated Telecommunication Services (3.0%)

834,962	AT&T, Inc.	33,090
380,461	CenturyLink, Inc.(a)	9,766
831,734	Verizon Communications, Inc.	38,185
		81,041
	Wireless Telecommunication Services (2.0%)
430,900	Rogers Communications, Inc. "B"	19,761
1,349,174	Vodafone Group plc ADR	35,335
		55,096
	Total Telecommunication Services	136,137
	Utilities (8.7%)
	Electric Utilities (4.9%)
110,700	American Electric Power Co., Inc.	7,509
405,777	Duke Energy Corp.	33,476
101,500	Edison International	8,117
247,829	Entergy Corp.	18,899
294,502	Eversource Energy	17,493
74,900	NextEra Energy, Inc.	10,004
764,624	PPL Corp.	29,140
183,406	Southern Co.	9,134
		133,772
	Multi-Utilities (3.8%)
410,199	Ameren Corp.	22,434
367,470	CMS Energy Corp.	16,683
220,219	Dominion Resources, Inc.	17,051
390,478	NiSource, Inc.	9,469
212,331	Vectren Corp.	12,617
383,905	WEC Energy Group, Inc.	23,234
		101,488
	Total Utilities	235,260
	Total Common Stocks	2,648,261
	Total Equity Securities (cost: $2,045,824)	2,648,261
Principal
Amount	Coupon
(000)	Rate	Maturity

MONEY MARKET INSTRUMENTS (2.1%)

COMMERCIAL PAPER (1.1%)

Financials (1.1%)

Asset-Backed Financing (1.1%)

$10,000	Crown Point Capital Co. (b),(c)	0.97%	5/08/2017	9,998
7,084	Gotham Funding Corp. (b),(c)	0.92	5/02/2017	7,084
3,900	LMA Americas, LLC (b),(c)	0.95	5/05/2017	3,900

Portfolio of Investments | 6

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$8,299	Victory Receivables Corp. (b),(c)	0.96%	5/10/2017	$8,297
	Total Commercial Paper			29,279

Number

of Shares

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.0%)

27,001,415 State Street Institutional Treasury Money Market Fund Premier Class, 0.64% (d)	27,001
Total Money Market Instruments (cost: $56,280)	56,280

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.1%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.1%)

333,725	Goldman Sachs Financial Square Funds - Government Fund, 0.65%(d)				334
1,337,575	Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.64%(d)				1,337
294,100	Western Asset Institutional Government Reserves Fund, 0.67%(d)				294
Total Short-Term Investments Purchased with Cash Collateral from Securities Loaned
(cost: $1,965)					1,965
Total Investments (cost: $2,104,069)					$2,706,506
($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1		LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$2,648,261	$	— $	— $	2,648,261
Money Market Instruments:
Commercial Paper	—		29,279	—	29,279
Government & U.S. Treasury
Money Market Funds	27,001		—	—	27,001
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:	1,965		—	—	1,965
Total	$2,677,227		$29,279 $	— $	2,706,506

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of August 1, 2016, through April 30, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

7 | USAA Income Stock Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

April 30, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the USAA Income Stock Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: Income Stock Fund Shares (Fund Shares), Income Stock Fund Institutional Shares (Institutional Shares), and effective December 1, 2016, a new share class designated Income Stock Fund R6 Shares (R6 Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of- funds investment strategy (USAA fund-of-funds). The R6 Shares are available for investment by participants in employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants and to endowment funds and foundations.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the

8 | USAA Income Stock Fund

Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s) will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

9 | USAA Income Stock Fund

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6.Repurchase agreements are valued at cost.

7.Securities lending - The Fund, through its securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short- term investments will be less than the amount of cash collateral required to be returned to the borrower.

8.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation

Notes to Portfolio of Investments | 10

of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.As of April 30, 2017, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of April 30, 2017, were $671,783,000 and $69,346,000, respectively, resulting in net unrealized appreciation of $602,437,000.

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $2,709,365,000 at April 30, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 7.4% of net assets at April 30, 2017.

E.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange

Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

11 | USAA Income Stock Fund

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager is currently evaluating the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for the amendments to Regulation S-X is August 1, 2017, with other staggered compliance dates extending through December 2018.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT	Real estate investment trust - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.

SPECIFIC NOTES

(a)The security, or a portion thereof, was out on loan as of April 30, 2017.

(b)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(c)Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (Section 4(a)(2) Commercial Paper). Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(a)(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(d)Rate represents the money market fund annualized seven-day yield at April 30, 2017.

* Non-income-producing security. As of April 30, 2017, 99.8% of the Fund's net assets were invested in dividend-paying stocks.

Notes to Portfolio of Investments | 12

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA MONEY MARKET FUND

APRIL 30, 2017

(Form N-Q)

48485-0617	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Money Market Fund

April 30, 2017 (unaudited)

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

FIXED-RATE INSTRUMENTS (24.3%)

Diversified Banks (20.5%)

$25,000	Abbey National Treasury Services	1.14%	7/10/2017	$25,000
16,515	Bank of America Corp.	6.40	8/28/2017	16,779
103,383	Bank of America Corp.	5.75	12/01/2017	105,920
50,000	Bayerische Landesbank	1.35	10/25/2017	50,000
30,000	Canadian Imperial Bank of Commerce	1.13	7/05/2017	30,000
25,000	Canadian Imperial Bank of Commerce	1.22	7/18/2017	25,000
40,000	Canadian Imperial Bank of Commerce	1.33	1/19/2018	40,000
30,000	DnB NOR Bank ASA	1.05	7/17/2017	30,000
19,673	JPMorgan Chase Bank, N.A.	6.00	10/01/2017	20,044
30,000	Landesbank Baden-Wurttemberg	1.30	5/22/2017	30,000
25,000	Landesbank Baden-Wurttemberg	1.20	6/19/2017	25,000
30,000	Landesbank Baden-Wurttemberg	1.35	8/10/2017	30,000
30,000	Mizuho Bank Ltd.	1.10	5/11/2017	30,000
40,000	Mizuho Bank Ltd.	1.35	10/26/2017	40,000
25,000	Natixis	1.10	5/04/2017	25,000
25,000	Natixis	1.08	7/03/2017	25,000
35,000	Natixis	1.25	7/31/2017	35,000
30,000	Norinchukin Bank	1.24	5/23/2017	30,000
30,000	Norinchukin Bank	1.12	6/16/2017	30,000
25,000	Norinchukin Bank	1.32	7/19/2017	25,000
25,000	Skandinaviska Enskilda Banken AB	1.16	7/25/2017	25,000
30,000	Societe Generale	1.24	8/09/2017	30,000
40,000	Societe Generale	1.46	1/24/2018	40,000
25,000	Standard Chartered Bank	1.20	7/11/2017	25,000
30,000	Sumitomo Mitsui Banking Corp.	1.35	9/22/2017	30,000
30,000	Sumitomo Mitsui Banking Corp.	1.35	10/24/2017	30,000
20,000	Swedbank AB	0.99	6/01/2017	20,000
30,000	Swedbank AB	1.14	7/27/2017	30,000
51,775	Wells Fargo & Co.	1.50	1/16/2018	51,739
				949,482
	Diversified Capital Markets (2.2%)
25,000	Credit Suisse AG	1.31	5/04/2017	25,000
50,000	Credit Suisse AG	1.41	10/27/2017	50,000
25,000	Deutsche Bank	1.65	7/17/2017	25,000
				100,000
	General Obligation (0.2%)
10,000	Yorkshire-Pioneer CSD	2.00	6/27/2017	10,017
	Other Diversified Financial Services (1.4%)
40,000	Toronto-Dominion Bank	1.24	7/26/2017	40,000
25,000	Toronto-Dominion Bank	1.30	11/01/2017	25,000
				65,000
	Total Fixed-Rate Instruments (cost: $1,124,499)			1,124,499

1 | USAA Money Market Fund

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

COMMERCIAL PAPER (9.3%)

Asset-Backed Financing (7.7%)

$20,000	Crown Point Capital Co. (a),(b)			1.02%	5/26/2017	$19,986
30,000	Crown Point Capital Co. (a),(b)			1.11	6/05/2017	29,968
20,000	Fairway Finance Corp. (a),(b)			1.10	7/20/2017	19,951
27,000	Gotham Funding Corp. (a),(b)			1.13	7/03/2017	26,947
10,000	LMA Americas, LLC	(a),(b)		1.15	7/06/2017	9,979
27,000	LMA Americas, LLC	(a),(b)		1.26	8/04/2017	26,910
12,000	LMA Americas, LLC	(a),(b)		1.23	8/17/2017	11,956
25,000	LMA Americas, LLC	(a),(b)		1.46	10/03/2017	24,843
20,000	Manhattan Asset Funding Co. (a),(b)			1.00	5/18/2017	19,990
25,000	Ridgefield Funding Co., LLC (a),(b)			1.17	7/06/2017	24,946
12,000	Sheffield Receivable Co., LLC		(a),(b)	1.18	6/14/2017	11,983
30,000	Sheffield Receivable Co., LLC		(a),(b)	1.22	7/05/2017	29,934
28,000	Sheffield Receivable Co., LLC		(a),(b)	1.38	9/12/2017	27,856
24,110	Sheffield Receivable Co., LLC		(a),(b)	1.53	10/02/2017	23,952
24,000	Sheffield Receivable Co., LLC		(a),(b)	1.52	10/16/2017	23,830
24,000	Victory Receivables Corp. (a),(b)			1.14	7/07/2017	23,949
						356,980
	Automotive Retail (0.6%)
7,500	Autozone, Inc. (a),(b)			1.17	5/03/2017	7,500
18,755	Autozone, Inc. (a),(b)			1.15	5/24/2017	18,741
						26,241
	Commodity Chemicals (0.4%)
20,000	Lyondellbasell Investment, LLC		(a),(b)	1.05	5/16/2017	19,991
	Electric/Gas Utilities (0.6%)
30,000	San Antonio			0.95	6/01/2017	30,000
	Total Commercial Paper (cost: $433,212)					433,212

VARIABLE-RATE DEMAND NOTES (46.0%)

Aerospace & Defense (0.2%)

9,595	Albertville IDB (LOC - JP Morgan Chase & Co.)	1.04	3/01/2018	9,595
	Agricultural Products (0.1%)
2,520	Washington Economic Dev. Finance Auth. (LOC	0.98	9/01/2032	2,520
	- BNP Paribas)
	Airport/Port (0.6%)
26,200	New Jersey EDA (LOC - Banco Santander S.A.)	1.05	7/01/2030	26,200
	Aluminum (0.2%)
7,815	Hancock County (LOC - Wells Fargo & Co.)	1.10	4/01/2028	7,815
	Apparel, Accessories & Luxury Goods (0.1%)
4,290	St. Charles Parish (LOC - Federal Home Loan
	Bank of Atlanta)	1.00	9/01/2024	4,290
	Auto Parts & Equipment (0.1%)
3,840	Illinois Finance Auth. (LOC - Federal Home
	Loan Bank of Chicago)	1.03	7/01/2040	3,840

Portfolio of Investments | 2

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
	Building Products (0.9%)
$2,350	Atchison (LOC - Key Bank, N.A.)	1.03%	1/01/2033	$2,350
3,850	Cornell Iron Works, Inc. (LOC - Bank of America
	Corp.)	1.24	4/01/2019	3,850
1,650	Delaware EDA (LOC - Key Bank, N.A.)	1.03	4/01/2023	1,650
3,485	Moondance Enterprises, LP (LOC - PNC
	Financial Services Group)	1.00	11/01/2020	3,485
28,750	Union County (LOC - SunTrust Bank)	1.01	10/01/2027	28,750
				40,085
	Commercial Printing (0.0%)
1,741	Fairway, LLC (LOC - Federal Home Loan Bank
	of San Francisco)	1.12	12/01/2023	1,741
	Community Service (0.3%)
15,375	Wisconsin Public Finance Auth. (LOC - Fifth
	Third Bank)	0.93	2/01/2042	15,375
	Construction Materials (0.6%)
1,855	Franklin IDB (LOC - Federal Home Loan Bank of
	Chicago)	1.05	7/01/2032	1,855
26,625	Yavapai County IDA (LOC - Bank of Nova
	Scotia)	1.00	9/01/2035	26,625
				28,480
	Distributors (0.3%)
14,780	Bhavnani, LLC (LOC - U.S. Bancorp)	1.07	5/01/2038	14,780
	Diversified Chemicals (2.7%)
45,700	Brazos Harbor IDC	1.01	10/01/2036	45,700
25,000	Brazos Harbor IDC	1.01	5/01/2038	25,000
19,500	Brazos River Harbor Navigation District	1.01	5/01/2036	19,500
14,750	Ohio Air Quality Dev. Auth. (LOC - CoBank,
	ACB)	1.00	3/01/2032	14,750
6,500	Port of Port Arthur Navigation District	1.02	4/01/2033	6,500
15,000	Port of Port Arthur Navigation District	1.01	4/01/2037	15,000
				126,450
	Diversified Real Estate Activities (2.7%)
12,790	Kansas City Tax Financing Commission (LOC -
	Key Bank, N.A.)	1.03	6/01/2024	12,790
58,400	New York Housing Finance Agency (LOC -
	Landesbank Hessen-Thuringen)	0.91	5/01/2042	58,400
27,030	Paca-Pratt Associates, Inc. (LOC -
	Manufacturers & Traders Trust Co.)	1.44	1/01/2038	27,030
12,681	Pinnacle Properties Dev. Group, LLC (LOC -
	Federal Home Loan Bank of Cincinnati)	0.97	6/15/2041	12,681
12,020	Stobro Co., LP (LOC - Federal Home Loan Bank
	of Pittsburgh)	1.00	1/01/2032	12,020
				122,921
	Education (0.7%)
6,255	Colorado Educational and Cultural Facilities
	Auth. (LOC - Fifth Third Bank)	0.93	1/01/2029	6,255
2,800	Montgomery County IDA (LOC - Bank of New
	York Mellon Corp.)	0.80	6/01/2035	2,800
22,170	Univ. of Illinois (LOC - Northern Trust Corp.)	0.94	4/01/2044	22,170
				31,225

3 | USAA Money Market Fund

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
	Education Services (1.7%)
$4,925	Harvest Time Tabernacle, Inc. (LOC - Federal
	Home Loan Bank of Dallas)	1.03%	8/01/2037	$4,925
25	Manhattan Christian College, Inc. (LOC -
	Federal Home Loan Bank of Topeka)	1.03	5/01/2036	25
74,500	Michigan State Finance Auth. (LOC - JP Morgan
	Chase & Co.)	1.00	9/01/2053	74,500

115Saddleback Valley Community Church (LOC - Federal Home Loan Bank of San

	Francisco)	1.05	11/01/2038	115
1,180	Summit Country Day School (LOC - U.S.
	Bancorp)	1.25	2/01/2019	1,180
				80,745
	Electric Utilities (6.7%)
15,000	California Pollution Control Financing Auth.
	(LOC - Mizuho Corporate Bank Ltd.)	0.87	11/01/2026	15,000
5,000	Collier County IDA (LOC - Wells Fargo & Co.)	0.95	10/01/2025	5,000
21,100	Dade County IDA	0.92	6/01/2021	21,100
29,000	Escambia County	0.96	4/01/2039	29,000
24,200	Indiana Dev. Finance Auth.	1.07	12/01/2038	24,200
5,100	Jacksonville	0.93	5/01/2029	5,100
15,000	Miami-Dade County IDA	0.88	2/01/2023	15,000
7,250	Mobile IDB	0.98	9/01/2031	7,250
20,000	Mobile IDB	1.03	6/01/2034	20,000
9,500	Muskogee Industrial Trust	0.95	1/01/2025	9,500
77,735	St. Lucie County	0.88	5/01/2024	77,735
79,900	St. Lucie County	0.91	9/01/2028	79,900
				308,785
	Electric/Gas Utilities (1.6%)
55,000	Columbia IDB	0.95	12/01/2037	55,000
20,400	Sweetwater County (LOC - Bank of Nova
	Scotia)	0.89	11/01/2025	20,400
				75,400
	Electronic Equipment & Instruments (0.1%)
4,560	Putnam County IDA (LOC - Citizens Financial
	Group)	1.10	7/01/2032	4,560
	Food Distributors (0.1%)
4,370	Mississippi Business Finance Corp. (LOC -
	Federal Home Loan Bank of Dallas)	1.15	8/01/2021	4,370
	Food Retail (0.0%)
1,445	Food Supply, Inc. (LOC - SunTrust Bank)	1.01	5/01/2024	1,445
	Forest Products (0.1%)
3,000	Rex Lumber, LLC (LOC - Federal Home Loan
	Bank of Dallas)	1.05	2/01/2022	3,000
	General Merchandise Stores (0.2%)
7,805	Marion EDA (LOC - Key Bank, N.A.)	1.08	2/01/2035	7,805
	General Obligation (0.3%)
14,345	Michigan Charter Township of Commerce (LOC
	- PNC Financial Services Group)	0.98	10/01/2034	14,345

Portfolio of Investments | 4

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
	Health Care Equipment (0.2%)
$1,265	Labcon North America (LOC - BNP Paribas)	1.02%	1/01/2040	$1,265
7,770	Labcon North America (LOC - BNP Paribas)	1.02	6/01/2044	7,770
				9,035
	Health Care Facilities (2.5%)
14,970	BJ Financing, LLC (LOC - Bank of Montreal)	1.15	12/01/2037	14,970
7,865	Bronson Lifestyle Improvement & Research
	Center (LOC - Fifth Third Bank)	1.03	9/01/2030	7,865
1,795	Columbia County IDA (LOC - HSBC Bank USA)	1.21	7/01/2027	1,795
200	District of Columbia (LOC - Manufacturers &
	Traders Trust Co.)	1.44	7/01/2032	200
3,130	Dunn Nursing Home, Inc. (LOC - Federal Home
	Loan Bank of Dallas)	1.05	2/01/2024	3,130
1,580	HP LRHS Land, LLC (LOC - U.S. Bancorp)	1.00	10/01/2030	1,580
2,995	Louisiana Public Facilities Auth. (LOC - Capital
	One, N.A.)	1.12	7/01/2028	2,995
1,100	MBE Investment Co., LLC (LOC - Comerica
	Bank, N.A.)	1.15	2/01/2051	1,100
2,620	MCE MOB IV, LP (LOC - PNC Financial
	Services Group)	1.00	8/01/2022	2,620
3,270	Medical Center of Athens (LOC - Federal Home
	Loan Bank of Atlanta)	1.29	9/01/2032	3,270
7,180	MediLucent MOB I, LP (LOC - PNC Financial
	Services Group)	1.00	8/01/2030	7,180
11,555	MMC Corp. (LOC - JP Morgan Chase & Co.)	1.50	11/01/2035	11,555
2,995	Onondaga County IDA (LOC - HSBC Bank
	USA)	1.00	1/01/2023	2,995
6,430	Premier Senior Living, LLC (LOC - Wells Fargo
	& Co.)	1.05	8/01/2037	6,430
4,485	Premier Senior Living, LLC (LOC - Wells Fargo
	& Co.)	1.05	8/01/2037	4,485
2,900	Premier Senior Living, LLC (LOC - Wells Fargo
	& Co.)	1.05	8/01/2037	2,900
3,730	Premier Senior Living, LLC (LOC - Wells Fargo
	& Co.)	1.05	8/01/2037	3,730
22,400	Premier Senior Living, LLC (LOC - Wells Fargo
	& Co.)	1.05	8/01/2037	22,400
2,465	Premier Senior Living, LLC (LOC - Wells Fargo
	& Co.)	1.05	8/01/2037	2,465
2,445	Premier Senior Living, LLC (LOC - Wells Fargo
	& Co.)	1.05	8/01/2037	2,445
4,935	Sawmill Creek Lodge Co. (LOC - Fifth Third
	Bank)	1.07	10/01/2026	4,935
2,200	Syracuse IDA (LOC - HSBC Bank USA)	1.00	1/01/2023	2,200
2,845	Tallahassee Orthopedic Center, L.C. (LOC -
	Wells Fargo & Co.)	1.05	4/03/2034	2,845
				116,090
	Health Care Services (0.2%)
5,700	Kaneville Road Joint Venture (LOC - Federal
	Home Loan Bank of Chicago)	0.97	11/01/2032	5,700
5,715	Vold Vision Ventures, LLC (LOC - Federal Home
	Loan Bank of Dallas)	1.03	10/01/2039	5,715
				11,415
	Home Furnishings (0.1%)
2,735	Caddo Parish IDB (LOC - Capital One, N.A.)	1.21	7/01/2024	2,735
2,300	Walton County Industrial Building Auth. (LOC -
	Wells Fargo & Co.)	1.28	10/01/2017	2,300
				5,035

5 | USAA Money Market Fund

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
	Home Improvement Retail (0.1%)
$4,910	Brookhaven IDA (LOC - Capital One, N.A.)	1.12%	1/01/2025	$4,910
	Homebuilding (0.2%)
11,300	Knox (LOC - SunTrust Bank)	1.03	2/01/2046	11,300
	Hospital (1.5%)
2,985	Albany IDA (LOC - Citizens Financial Group)	1.01	5/01/2035	2,985
20,300	Massachusetts Health and Educational Facilities
	Auth. (LOC - Wells Fargo & Co.)	0.88	10/01/2049	20,300
27,000	Statewide Communities Dev. Auth.	0.88	4/01/2046	27,000
20,600	Washington Health Care Facilities Auth. (LOC -
	Barclays Bank plc)	0.90	8/15/2041	20,600
				70,885
	Hotels, Resorts & Cruise Lines (0.1%)
3,120	Connecticut Dev. Auth. (LOC - Toronto-
	Dominion Bank)	1.11	12/01/2028	3,120
1,575	Doghouse Properties, LLC (LOC - Federal
	Home Loan Bank of Atlanta)	1.05	5/01/2027	1,575
				4,695
	Household Appliances (0.0%)
655	Stark County (LOC - Key Bank, N.A.)	1.03	6/01/2018	655
	Industrial Machinery (0.2%)
4,736	Allegheny County IDA (LOC - PNC Financial
	Services Group)	1.08	11/01/2027	4,736
2,780	Fulton County Dev. Auth. (LOC - Federal Home
	Loan Bank of Atlanta)	1.10	5/01/2030	2,780
165	Henderson County (LOC - Wells Fargo & Co.)	1.01	11/01/2019	165
2,075	Lynchburg IDA (LOC - PNC Financial Services
	Group)	1.02	3/01/2029	2,075
380	Michigan Strategic Fund Ltd. (LOC - Fifth Third
	Bank)	1.03	3/01/2023	380
1,005	South Carolina Jobs EDA (LOC - Key Bank,
	N.A.)	1.03	4/01/2022	1,005
				11,141
	Integrated Oil & Gas (0.7%)
5,000	Calhoun County Navigation IDA	1.00	1/01/2024	5,000
24,980	Mississippi Business Finance Corp.	0.87	12/01/2030	24,980
				29,980
	Leisure Facilities (0.8%)
11,415	Ballenisles Country Club, Inc. (LOC - Bank of
	America Corp.)	1.20	12/01/2022	11,415
4,005	Cattail Creek Country Club, Inc. (LOC -
	Manufacturers & Traders Trust Co.)	1.44	3/01/2031	4,005
9,830	CEI Capital, LLC (LOC - Fifth Third Bank)	1.01	3/01/2033	9,830
9,400	Turfway Park, LLC (LOC - Fifth Third Bank)	1.15	7/01/2022	9,400
				34,650
	Leisure Products (0.1%)
5,975	Charter Lakes Capital, LLC (LOC - Wells Fargo
	& Co.)	1.04	10/01/2046	5,975

Portfolio of Investments | 6

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
	Life & Health Insurance (0.4%)
$2,670	2016 David Pearl Irrevocable Trust (LOC -
	Federal Home Loan Bank of Dallas)	1.05%	11/01/2036	$2,670
17,175	Lav Jon Life Insurance Trust (LOC - Federal
	Home Loan Bank of Atlanta)	0.97	7/01/2036	17,175
				19,845
	Movies & Entertainment (0.4%)
14,110	Esplanade Theatres, LLC (LOC - Federal Home
	Loan Bank of Dallas)	0.99	11/01/2042	14,110
2,500	Kenner Theatres, LLC (LOC - Federal Home
	Loan Bank of Dallas)	1.02	2/01/2042	2,500
				16,610
	Multi-Utilities (0.5%)
22,400	Indiana Finance Auth. (LOC - Sumitomo Mitsui
	Banking Corp.)	0.87	12/01/2039	22,400
	Multifamily Housing (4.2%)
7,175	Florida Housing Finance Corp. (LOC - SunTrust
	Bank)	1.03	4/01/2034	7,175
6,690	Florida Housing Finance Corp. (LOC - SunTrust
	Bank)	1.03	6/01/2034	6,690
13,020	Indianapolis (LOC - U.S. Bancorp)	1.00	12/01/2039	13,020
61,540	New York Housing Finance Agency (LOC -
	Landesbank Hessen-Thuringen)	0.92	5/01/2041	61,540
6,400	New York Housing Finance Agency (LOC -
	Landesbank Hessen-Thuringen)	0.95	5/01/2041	6,400
71,150	New York Housing Finance Agency (LOC -
	Landesbank Hessen-Thuringen)	0.91	5/01/2042	71,150
905	Vermont Housing Finance Agency (LOC - Key
	Bank, N.A.)	1.03	1/01/2038	905
4,965	West Bend Housing Auth. (LOC - Federal Home
	Loan Bank of Chicago)	1.05	9/01/2035	4,965
24,600	Yonkers IDA (LOC - Manufacturers & Traders
	Trust Co.)	1.22	12/01/2038	24,600
				196,445
	Municipal Finance (0.3%)
15,800	Montgomery County Public Building Auth. (LOC
	- Bank of America Corp.)	0.98	7/01/2038	15,800
	Nursing/CCRC (0.1%)
2,165	Berks County Municipal Auth. (LOC - Citizens
	Financial Group)	1.18	5/15/2022	2,165
335	Roanoke County EDA (LOC - BB&T Corp.)	1.99	10/01/2028	335
125	Vermont EDA (LOC - Manufacturers & Traders
	Trust Co.)	0.95	5/01/2029	125
				2,625
	Oil & Gas Refining & Marketing (0.8%)
25,000	Port of Port Arthur Navigation District	1.55	12/01/2027	25,000
10,000	Port of Port Arthur Navigation District	1.20	11/01/2040	10,000
				35,000
	Packaged Foods & Meat (0.4%)
2,400	Brewster Dairy, Inc. (LOC - Bank of Montreal)	1.08	4/03/2023	2,400

7 | USAA Money Market Fund

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$2,200	Indiana Finance Auth. (LOC - Bank of America
	Corp.)	1.06%	12/01/2027	$2,200
1,840	Lancaster IDA (LOC - Fulton Bank)	1.30	6/01/2027	1,840
2,800	Michigan Strategic Fund Ltd. (LOC - AgriBank,
	FCB)	0.98	6/01/2024	2,800
7,500	Premier Mushrooms, Inc. (LOC - CoBank, ACB)	0.97	12/01/2037	7,500
2,160	St. Tammany Parish (LOC - Federal Home Loan
	Bank of Dallas)	1.00	7/01/2022	2,160
				18,900
	Paper Products (0.1%)
695	Jackson Paper Co.	1.05	4/01/2027	695
5,600	Willacoochee Dev. Auth. (LOC - Federal Home
	Loan Bank of Atlanta)	1.05	5/01/2021	5,600
				6,295
	Pharmaceuticals (2.0%)
7,000	Montgomery County IDA (LOC - Landesbank
	Hessen-Thuringen)	1.03	4/01/2022	7,000
34,000	New Hampshire Business Finance Auth. (LOC -
	Landesbank Hessen-Thuringen)	1.03	11/01/2020	34,000
19,500	New Hampshire Business Finance Auth. (LOC -
	Landesbank Hessen-Thuringen)	1.03	9/01/2025	19,500
30,000	New Hampshire Business Finance Auth. (LOC -
	Landesbank Hessen-Thuringen)	1.03	4/01/2030	30,000
				90,500
	Publishing (1.1%)
50,000	AARP (LOC - Bank of America Corp.)	1.03	5/01/2031	50,000
1,790	Washington Economic Dev. Finance Auth. (LOC
	- U.S. Bancorp)	1.05	1/01/2033	1,790
				51,790
	Real Estate Operating Companies (3.8%)
2,360	Cain Capital Investments, LLC (LOC - BB&T
	Corp.)	1.15	10/01/2046	2,360
43,030	Carew Realty, Inc. (LOC - Fifth Third Bank)	1.02	5/01/2037	43,030
10,815	Delos, LLC (LOC - Wells Fargo & Co.)	1.01	3/01/2037	10,815
2,910	Dennis Wesley Co., Inc. (LOC - Federal Home
	Loan Bank of Indianapolis)	0.98	6/15/2034	2,910
7,000	Desert Vistas, LP (LOC - Federal Home Loan
	Bank of San Francisco)	0.98	9/01/2055	7,000
3,510	East Hempfield IDA (LOC - Fulton Bank)	1.15	10/15/2026	3,510
7,815	EMF, LLC (LOC - Comerica Bank, N.A.)	1.07	6/01/2042	7,815
3,820	Herman & Kittle Capital, LLC (LOC - Federal
	Home Loan Bank of Cincinnati)	1.05	2/01/2037	3,820
9,345	Housing Venture I (LOC - Federal Home Loan
	Bank of San Francisco)	0.98	12/01/2055	9,345
12,900	Indianapolis (LOC - Citizens Financial Group)	1.05	11/01/2042	12,900
640	Indianapolis (LOC - Citizens Financial Group)	1.10	11/01/2042	640
3,525	Partisan Property, Inc. (LOC - Wells Fargo &
	Co.)	1.02	9/01/2044	3,525
2,500	Pennsylvania Economic Dev. Financing Auth.
	(LOC - PNC Financial Services Group)	1.00	4/01/2035	2,500
13,790	Pineview Estates, L.C. (LOC - Fifth Third Bank)	1.01	4/01/2038	13,790
825	Science & Tech Campus (LOC - Fifth Third
	Bank)	1.07	11/01/2020	825
15,755	Sugar Creek Finance Co., LLC (LOC - Northern
	Trust Corp.)	1.02	6/01/2042	15,755
30,695	Sunroad Centrum Apartments 23 (LOC -
	Comerica Bank, N.A.)	1.03	5/01/2055	30,695

Portfolio of Investments | 8

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$3,565	Syracuse IDA (LOC - Key Bank, N.A.)	1.03%	10/01/2039	$3,565
				174,800
	Regional Banks (0.0%)
1,950	Cobb County IDA (LOC - Federal Home Loan
	Bank of Atlanta)	1.05	2/01/2030	1,950
	Sales Tax (0.3%)
12,455	Saint Paul (LOC - Wells Fargo & Co.)	0.93	11/01/2025	12,455
	Semiconductor Equipment (0.6%)
28,585	Saratoga County IDA (LOC - JP Morgan Chase
	& Co.)	1.01	11/01/2021	28,585
	Special Assessment/Tax/Fee (0.8%)
34,520	New York MTA (LOC - U.S. Bancorp)	0.87	11/15/2050	34,520
2,900	Sheridan Redevelopment Agency (LOC - JP
	Morgan Chase & Co.)	1.00	12/01/2029	2,900
				37,420
	Specialty Stores (0.7%)
29,220	Bass Pro Rossford Development Co., LLC (LOC
	- Fifth Third Bank)	1.07	11/01/2027	29,220
2,340	Nextgen Automotive, LLC (LOC - Fifth Third
	Bank)	1.02	4/01/2048	2,340
				31,560
	Steel (2.4%)
2,500	Berkeley County	1.10	9/01/2028	2,500
522	Decatur IDB	1.10	8/01/2036	522
3,015	Klein Steel Services, Inc. (LOC - Manufacturers
	& Traders Trust Co.) (a)	1.44	8/01/2025	3,015
2,500	Mississippi Business Finance Corp. (LOC -
	Federal Home Loan Bank of Dallas)	1.00	7/01/2020	2,500
20,000	SSAB AB (LOC - Swedbank AB)	0.97	4/01/2034	20,000
15,000	SSAB AB (LOC - Credit Agricole Corp. Inv.
	Bank)	0.97	5/01/2034	15,000
33,500	SSAB AB (LOC - DNB Bank ASA)	0.97	6/01/2035	33,500
35,000	SSAB AB (LOC - Nordea Bank AB)	0.97	8/01/2035	35,000
				112,037
	Technology Hardware, Storage, & Peripherals (0.0%)
810	Alameda County IDA (LOC - BNP Paribas)	1.04	12/01/2040	810
	Water Utilities (0.1%)
4,000	Indiana Finance Auth. (LOC - Fifth Third Bank)	1.01	12/01/2028	4,000
930	Iowa Finance Auth. (LOC - Societe Generale)	1.04	11/01/2017	930
1,117	L3 Corp. (LOC - Fifth Third Bank)	1.07	10/01/2034	1,117
				6,047
	Total Variable-Rate Demand Notes (cost: $2,133,412)			2,133,412

ADJUSTABLE-RATE NOTES (19.2%)

Diversified Banks (12.4%)

30,000	Bank of Montreal	1.31	11/16/2017	30,000
45,000	Bayerische Landesbank	1.39	4/23/2018	45,000
55,492	Citigroup, Inc.	1.55	5/01/2017	55,492
9,430	Citigroup, Inc.	1.53	8/14/2017	9,438

9 | USAA Money Market Fund

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$20,081	Citigroup, Inc.	1.75%	11/24/2017	$20,138
43,665	Citigroup, Inc.	1.86	4/27/2018	43,840
69,647	JPMorgan Chase & Co.	2.06	1/25/2018	70,055
30,000	Mizuho Bank Ltd.	1.44	8/14/2017	30,000
40,000	Natixis	1.31	1/08/2018	40,000
30,000	Natixis	1.34	1/22/2018	30,000
30,000	Skandinaviska Enskilda Banken AB	1.27	8/15/2017	30,000
30,000	Societe Generale	1.23	9/28/2017	30,000
40,000	Societe Generale	1.41	4/12/2018	40,000
30,000	Standard Chartered Bank	1.51	11/14/2017	30,000
40,000	Standard Chartered Bank	1.39	1/23/2018	40,000
30,000	Wells Fargo & Co.	1.36	6/02/2017	30,002
				573,965
	Diversified Capital Markets (4.5%)
50,000	Credit Suisse AG	1.34	4/20/2018	50,000
50,000	Credit Suisse AG	1.36	5/02/2018	50,000
40,000	Deutsche Bank	1.66	10/04/2017	40,000
40,000	Deutsche Bank	1.64	10/11/2017	40,000
30,000	Deutsche Bank	1.70	1/18/2018	30,000
				210,000
	Investment Banking & Brokerage (1.8%)
42,450	Goldman Sachs Group, Inc.	1.72	5/22/2017	42,466
13,169	Goldman Sachs Group, Inc.	1.93	12/15/2017	13,212
26,950	Morgan Stanley	1.89	1/05/2018	27,055
				82,733
	Regional Banks (0.5%)
24,000	Wachovia Corp.	1.40	6/15/2017	24,002
	Total Adjustable-Rate Notes (cost: $890,700)			890,700

REPURCHASE AGREEMENTS (0.7%)

32,148 Bank of America, N.A., 0.78%, acquired 4/28/2017 and due on 5/01/2017 at
$32,148 (collateralized by $32,703 of U.S. Treasury, 1.38%(c), due
1/31/2022; market value $32,791)	32,148
Total Investments (cost: $4,613,971)	$4,613,971
($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3		Total
Fixed-Rate Instruments	$—	$1,124,499		$—	$1,124,499
Commercial Paper	—	433,212		—	433,212
Variable-Rate Demand Notes	—	2,133,412		—	2,133,412
Adjustable-Rate Notes	—	890,700		—	890,700
Repurchase Agreements	—	32,148		—	32,148
Total	$—	$4,613,971		$—	$4,613,971

Portfolio of Investments | 10

NOTES TO PORTFOLIO

OF INVESTMENTS

April 30, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the USAA Money Market Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund operates as a retail money market fund in compliance with the requirements of Rule 2a-7; and as a retail money market fund, shares of the Fund are available for sale only to accounts that are beneficially owned by natural persons.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.All securities held in the Fund are short-term debt securities which are valued pursuant to Rule 2a-

7under the 1940 Act. This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2.Repurchase agreements are valued at cost.

11 | USAA Money Market Fund

3.Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Committee, under procedures to stabilize net assets and valuation procedures approved by the Board.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C.Repurchase agreements – The Fund may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is equal to or in excess of the purchase price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the Fund through a single payment in the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

Investments in repurchase agreements as presented on the Portfolio of Investments are not net settlement amounts but gross. At April 30, 2017, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details on the collateral are included on the Portfolio of Investments.

Notes to Portfolio of Investments | 12

D.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

E. As of April 30, 2017, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

F.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $4,636,353,000 at April 30, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

G.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager is currently evaluating the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for the amendments to Regulation S-X is August 1, 2017, with other staggered compliance dates extending through December 2018.

CATEGORIES AND DEFINITIONS

Fixed-rate instruments – Consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

Commercial paper – Consists of short-term unsecured promissory notes with maturities ranging from one to 270 days, issued mainly by corporations. Commercial paper is usually purchased at a discount and matures at par value; however, it also may be interest-bearing.

Variable-rate demand notes (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective

13 | USAA Money Market Fund

maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

Adjustable-rate notes – Similar to variable-rate demand notes in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

CSD	Central School District
EDA	Economic Development Authority
IDA	Industrial Development Authority/Agency
IDB	Industrial Development Board
IDC	Industrial Development Corp.
MTA	Metropolitan Transportation Authority

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

The Fund's purchases consist of securities meeting the requirements to qualify as "eligible securities" under the Securities and Exchange Commission (SEC) regulations applicable to money market funds. In order to qualify as an eligible security, the Board, must determine that the particular investment presents minimal credit risk in accordance with these SEC regulations.

(LOC)	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

SPECIFIC NOTES

(a)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(b)Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (Section 4(a)(2) Commercial Paper). Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(a)(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

Notes to Portfolio of Investments | 14

(c)Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

15 | USAA Money Market Fund

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA SCIENCE & TECHNOLOGY FUND

APRIL 30, 2017

(Form N-Q)

48495-0617	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Science & Technology Fund

April 30, 2017 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY SECURITIES (98.7%)

COMMON STOCKS (98.1%)

Consumer Discretionary (8.0%)

Auto Parts & Equipment (0.4%)

864,903	Hota Industrial Manufacturing Co. Ltd.	$3,813
	Internet & Direct Marketing Retail (7.6%)
39,233	Amazon.com, Inc.*	36,290
85,037	Expedia, Inc.	11,371
107,094	Netflix, Inc.*	16,299
10,375	Priceline Group, Inc.*	19,161
275,300	Rakuten, Inc.	2,818
		85,939
	Total Consumer Discretionary	89,752
	Consumer Staples (0.4%)
	Drug Retail (0.4%)
7,900	Galenica Sante Ltd.*(a)	345
49,463	Walgreens Boots Alliance, Inc.	4,281
		4,626
	Total Consumer Staples	4,626
	Health Care (23.6%)
	Biotechnology (5.7%)
153,060	Aduro Biotech, Inc.*(b)	1,477
30,336	Alder BioPharmaceuticals, Inc.*	608
111,670	Alkermes plc*	6,505
26,395	Alnylam Pharmaceuticals, Inc.*	1,415
427,575	Arena Pharmaceuticals, Inc.*	573
10,100	Biogen, Inc.*	2,739
28,165	bluebird bio, Inc.*	2,505
38,165	Calithera Biosciences, Inc.*	414
88,100	Celgene Corp.*	10,929
159,140	Cytokinetics, Inc.*	2,610
18,382	Galapagos NV*	1,611
16,411	Genmab A/S*	3,264
69,936	GlycoMimetics, Inc.*	301
30,531	Incyte Corp.*	3,794
19,437	Innate Pharma S.A.*(b)	240
84,390	Ironwood Pharmaceuticals, Inc.*	1,377
74,695	Karyopharm Therapeutics, Inc.*	763
71,645	Loxo Oncology, Inc.*	3,300
118,749	Portola Pharmaceuticals, Inc.*	4,749
8,826	Regeneron Pharmaceuticals, Inc.*	3,429
312,920	Rigel Pharmaceuticals, Inc.*	936
104,955	Syndax Pharmaceuticals, Inc.*	996
30,090	T2 Biosystems, Inc.*(b)	145

1 | USAA Science & Technology Fund

		Market
Number		Value
of Shares	Security	(000)
15,233	TESARO, Inc.*	$2,248
155,343	Trevena, Inc.*	508
24,135	Ultragenyx Pharmaceutical, Inc.*	1,554
39,815	Vertex Pharmaceuticals, Inc.*	4,710
		63,700
	Health Care Distributors (0.7%)
57,010	Cardinal Health, Inc.	4,138
29,675	McKesson Corp.	4,104
		8,242
	Health Care Equipment (5.6%)
236,033	Abbott Laboratories	10,300
20,415	ABIOMED, Inc.*	2,661
81,465	AtriCure, Inc.*	1,670
25,625	Baxter International, Inc.	1,427
26,136	Becton, Dickinson & Co.	4,887
331,810	Boston Scientific Corp.*	8,753
117,726	ConforMIS, Inc.*(b)	662
12,780	Edwards Lifesciences Corp.*	1,402
131,831	Globus Medical, Inc. "A"*	3,998
20,793	Invuity, Inc.*	187
121,005	K2M Group Holdings, Inc.*	2,680
175,559	Medtronic plc	14,587
55,340	Stryker Corp.	7,547
13,786	Teleflex, Inc.	2,852
		63,613
	Health Care Facilities (0.7%)
25,419	Acadia Healthcare Co., Inc.*(b)	1,108
143,576	Georgia Healthcare Group plc*(a)	660
39,885	HCA Healthcare, Inc.*	3,359
22,650	LifePoint Health, Inc.*	1,408
10,140	Universal Health Services, Inc. "B"	1,224
		7,759
	Health Care Services (0.3%)
31,018	Envision Healthcare Corp.*	1,738
61,329	Teladoc, Inc.*(b)	1,521
		3,259
	Health Care Supplies (0.3%)
195,445	ConvaTec Group plc*(a)	777
23,367	Dentsply Sirona, Inc.	1,478
100,628	Endologix, Inc.*	754
		3,009
	Health Care Technology (0.4%)
22,955	athenahealth, Inc.*	2,250
42,611	Cerner Corp.*	2,759
		5,009
	Life Sciences Tools & Services (1.1%)
15,305	ICON plc*	1,293
15,470	Illumina, Inc.*	2,860
52,665	Patheon N.V.*	1,417
41,035	Thermo Fisher Scientific, Inc.	6,784
		12,354
	Managed Health Care (3.0%)
34,755	Aetna, Inc.	4,694
26,235	Anthem, Inc.	4,667
29,578	Cigna Corp.	4,625
6,285	Humana, Inc.	1,395
95,085	UnitedHealth Group, Inc.	16,629

Portfolio of Investments | 2

		Market
Number		Value
of Shares	Security	(000)
13,890	WellCare Health Plans, Inc.*	$2,131
		34,141
	Pharmaceuticals (5.8%)
54,820	Allergan plc	13,368
212,810	AstraZeneca plc ADR	6,437
210,660	Bristol-Myers Squibb Co.	11,807
27,870	Chugai Pharmaceutical Co., Ltd.	988
44,720	Eisai Co. Ltd.	2,348
100,300	Eli Lilly & Co.	8,231
14,972	Hikma Pharmaceuticals plc	376
40,225	Intersect ENT, Inc.*	764
12,860	Johnson & Johnson	1,588
68,595	Medicines Co.*	3,383
125,050	MediWound Ltd.*	750
113,140	Mylan N.V.*	4,226
80,350	MyoKardia, Inc.*	1,049
100,750	Nabriva Therapeutics AG ADR*	1,081
84,870	Ono Pharmaceutical Co., Ltd.	1,749
55,721	Revance Therapeutics, Inc.*(b)	1,212
36,330	Shionogi & Co. Ltd.	1,868
772,340	Sino Biopharmaceutical Ltd.	635
16,550	Takeda Pharmaceutical Co. Ltd.	793
33,535	UCB S.A.(b)	2,614
		65,267
	Total Health Care	266,353
	Industrials (3.0%)
	Electrical Components & Equipment (0.8%)
499,757	BizLink Holding, Inc.	2,990
69,680	Nidec Corp.	6,388
		9,378
	Human Resource & Employment Services (0.1%)
9,008	WageWorks, Inc.*	665
	Industrial Machinery (0.1%)
37,837	Cloudera, Inc., acquired 2/05/2014; cost $551*(c),(d)	668
	Research & Consulting Services (2.0%)
72,885	Equifax, Inc.	9,862
324,401	TransUnion*	12,986
		22,848
	Total Industrials	33,559
	Information Technology (63.1%)
	Application Software (4.0%)
138,324	Autodesk, Inc.*	12,459
102,680	salesforce.com, Inc.*	8,843
277,375	Workday, Inc. "A"*	24,242
		45,544
	Communications Equipment (3.8%)
120,938	Arista Networks, Inc.*	16,888
349,653	Cisco Systems, Inc.	11,913
173,133	Lumentum Holdings, Inc.*	7,401
814,176	Oclaro, Inc.*(b)	6,521
		42,723
	Data Processing & Outsourced Services (15.3%)
81,847	Alliance Data Systems Corp.	20,431
98,230	Automatic Data Processing, Inc.	10,264
41,433	Cardtronics plc "A"*	1,723

3 | USAA Science & Technology Fund

		Market
Number		Value
of Shares	Security	(000)
116,792	FleetCor Technologies, Inc.*	$16,484
442,185	Genpact Ltd.	10,798
361,931	Global Payments, Inc.	29,592
399,956	PayPal Holdings, Inc.*	19,086
191,070	Total System Services, Inc.	10,950
470,423	Visa, Inc. "A"	42,912
102,431	WEX, Inc.*	10,393
		172,633
	Electronic Components (4.4%)
157,500	Alps Electric Co., Ltd.	4,627
78,000	Chunghwa Precision Test Tech. Co., Ltd.	3,038
110,893	Largan Precision Co. Ltd.	18,433
2,296,860	Sunny Optical Technology Group Co., Ltd.	18,898
11,530,000	Tongda Group Holdings Ltd.	4,521
		49,517
	Electronic Equipment & Instruments (0.7%)
60,136	Itron, Inc.*	3,900
220,216	VeriFone Systems, Inc.*	4,083
		7,983
	Electronic Manufacturing Services (1.3%)
971,036	Flex Ltd.*	15,012
	Home Entertainment Software (0.6%)
232,200	Nexon Co., Ltd.	3,947
10,548	Nintendo Co., Ltd.	2,654
		6,601
	Internet Software & Services (8.4%)
121,216	Alibaba Group Holding Ltd. ADR*	14,000
6,434	Alphabet, Inc. "A"*	5,948
151,029	Dropbox, Inc., acquired 5/01/2012; cost $1,367*(c),(d)	1,639
251,501	Facebook, Inc. "A"*	37,788
102,225	GrubHub, Inc.*	4,394
1,053,085	Just Eat plc*	7,870
487,812	Tencent Holdings Ltd.	15,265
22,499	Wix.com Ltd.*	1,855
145,486	Zillow Group, Inc.*	5,674
		94,433
	IT Consulting & Other Services (1.9%)
93,277	Accenture plc "A"	11,315
161,448	Cognizant Technology Solutions Corp. "A"*	9,724
		21,039
	Semiconductor Equipment (1.4%)
32,714	ASML Holding N.V.	4,313
257,678	FormFactor, Inc.*	2,860
69,015	MKS Instruments, Inc.	5,401
28,100	Tokyo Electron Ltd.	3,268
		15,842
	Semiconductors (13.0%)
202,094	Analog Devices, Inc.	15,400
103,512	Broadcom Ltd.	22,856
209,049	Cavium Networks, Inc.*	14,393
344,413	Intel Corp.	12,451
373,839	Land Mark Optoelectronics Corp.	3,284
311,034	MACOM Technology Solutions Holdings, Inc.*	15,203
308,366	MaxLinear, Inc. "A"*	8,582
167,519	Microchip Technology, Inc.	12,661
242,844	Micron Technology, Inc.*	6,719
37,897	NVIDIA Corp.	3,953
382,326	Parade Technologies Ltd.	4,492

Portfolio of Investments | 4

		Market
Number		Value
of Shares	Security	(000)
2,047,700	Semiconductor Manufacturing International Corp.*	$2,596
293,000	Silergy Corp.	5,302
42,294	Skyworks Solutions, Inc.	4,218
1,536,655	Taiwan Semiconductor Manufacturing Co. Ltd.	9,906
191,106	Tower Semiconductor Ltd.*	4,113
		146,129
	Systems Software (1.5%)
6,020	Netmarble Games Corp.*(a),(d)	839
170,075	ServiceNow, Inc.*	16,069
		16,908
	Technology Distributors (0.2%)
411,201	Kingpak Technology, Inc.	2,344
	Technology Hardware, Storage, & Peripherals (6.6%)
200,505	Apple, Inc.	28,803
997,000	Catcher Technology Co. Ltd.	10,244
6,642	Samsung Electronics Co. Ltd.	13,022
141,016	Seagate Technology plc	5,941
186,937	Western Digital Corp.	16,650
		74,660
	Total Information Technology	711,368
	Total Common Stocks (cost: $805,023)	1,105,658
	PREFERRED STOCKS (0.6%)
	Information Technology (0.6%)
	Internet Software & Services (0.6%)
133,140	Uber Technologies, Inc., acquired 6/05/2014; cost $2,065*(c),(d)(cost: $2,065)	6,493
	Total Equity Securities (cost: $807,088)	1,112,151
	MONEY MARKET INSTRUMENTS (1.6%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.6%)
	State Street Institutional Treasury Money Market Fund Premier Class, 0.64% (e)
17,336,717	(cost: $17,337)	17,337
	Total Money Market Instruments (cost: $17,337)	17,337

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (1.2%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.2%)

6,103,864	Goldman Sachs Financial Square Funds - Government Fund, 0.65%(e)	6,104
6,433,631	Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.64%(e)	6,433
758,799	Western Asset Institutional Government Reserves Fund, 0.65%(e)	759
	Total Short-Term Investments Purchased with Cash Collateral from Securities Loaned
	(cost: $13,296)	13,296
	Total Investments (cost: $837,721)	$1,142,784

5 | USAA Science & Technology Fund

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$1,102,512	$1,507	$1,639	$1,105,658
Preferred Stocks	—	—	6,493	6,493
Money Market Instruments:
Government & U.S. Treasury
Money Market Funds	17,337	—	—	17,337
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned	13,296	—	—	13,296
Total	$1,133,145	$1,507	$8,132	$1,142,784

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

RECONCILIATION OF LEVEL 3 INVESTMENTS

($ in 000s)	Common Stocks	Preferred Stocks
Balance as of July 31, 2016	$1,501	$9,234
Purchases	-	-
Sales	-	(2,580)
Transfers into Level 3	-	-
Transfers out of Level 3	-	-
Net realized gain (loss) on investments	-	-
Change in net unrealized appreciation/(depreciation) of	138	(161)
investments

Balance as of April 30, 2017	$1,639	$6,493

For the period of August 1, 2016, through April 30, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS**

	Fair Value at		Significant
	April 30, 2017	Valuation	Unobservable
Assets	($ in 000's)	Technique(s)	Input(s)	Range
Equity Securities:
Common Stocks	$1,639	Market	Revenue Multiple(a)	4.3x – 8.3x
		Comparables
			Discount for lack
			of marketability(b)	10%

(a)Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the security.

(b)Represents amounts used when the reporting entity has determined that market participants would take into account these discounts when pricing the security.

**Quantitative Information table includes certain Level 3 securities using valuation models.

Increases in the earnings before interest, taxes, depreciation, and amortization (EBITDA), revenue multiples, transaction prices, or earnings per share will increase the value of the security while an increase in the discount for lack of marketability will decrease the value of the security.

Portfolio of Investments | 6

NOTES TO PORTFOLIO

OF INVESTMENTS

April 30, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the USAA Science & Technology Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Science & Technology Fund Shares (Fund Shares) and Science & Technology Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation

Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

7 | USAA Science & Technology Fund

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Repurchase agreements are valued at cost.

6.Securities lending - The Fund, through its securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to

Notes to Portfolio of Investments | 8

earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short- term investments will be less than the amount of cash collateral required to be returned to the borrower.

7.Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service and are categorized in Level 2 of the fair value hierarchy.

8.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

9 | USAA Science & Technology Fund

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category is valued at the last direct offering price. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

The methods used may include valuation models that rely on significant assumptions and/or unobservable inputs to determine the fair value measurement for the securities. A market-based approach may be employed using related or comparable securities, recent transactions, market multiples, book values and other relevant information or an income-based approach may be employed whereby estimated future cash flows are discounted to determine the fair value. In some cases discounts may be applied due to market liquidity limitations.

The valuation methodology applied to certain Level 3 securities changed during the year. Securities that were previously valued using valuation models have been sold out prior to the period end.

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C.As of April 30, 2017, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of April 30, 2017, were $325,653,000 and $20,590,000, respectively, resulting in net unrealized appreciation of $305,063,000.

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,126,403,000 at April 30, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 17.9% of net assets at April 30, 2017.

E.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange

Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

Notes to Portfolio of Investments | 10

The Manager is currently evaluating the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for the amendments to Regulation S-X is August 1, 2017, with other staggered compliance dates extending through December 2018.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(b)The security, or a portion thereof , was out on loan as of April 30, 2017.

(c)Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at April 30, 2017, was $8,800,000, which represented 0.8% of the Fund's net assets.

(d)Security was fair valued at April 30, 2017, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $9,639,000, which represented 0.9% of the Fund's net assets.

(e)Rate represents the money market fund annualized seven-day yield at April 30, 2017. * Non-income-producing security.

11 | USAA Science & Technology Fund

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA SHORT-TERM BOND FUND

APRIL 30, 2017

(Form N-Q)

48482-0617	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Short-Term Bond Fund

April 30, 2017 (unaudited)

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

BONDS (96.2%)

CORPORATE OBLIGATIONS (52.1%)

Consumer Discretionary (3.3%)

Automobile Manufacturers (0.5%)

$10,000	Ford Motor Credit Co., LLC	1.68%	9/08/2017	$10,000
5,000	Ford Motor Credit Co., LLC	2.38	1/16/2018	5,023
				15,023
	Cable & Satellite (1.0%)
18,000	Charter Communications Operating, LLC &
	Charter Communications Operating
	Capital Corp.	3.58	7/23/2020	18,613
15,000	NBCUniversal Enterprise (a)	1.84 (b)	4/15/2018	15,094
				33,707
	Casinos & Gaming (0.3%)
9,724	Las Vegas Sands, LLC (c)	2.99	3/29/2024	9,745
	Department Stores (0.2%)
5,000	JC Penney Corp., Inc.	5.75	2/15/2018	5,144
	Homebuilding (0.2%)
5,000	Toll Brothers Finance Corp.	4.00	12/31/2018	5,150
	Internet & Direct Marketing Retail (0.1%)
3,000	QVC, Inc.	3.13	4/01/2019	3,036
	Movies & Entertainment (0.1%)
4,752	Regal Cinemas Corp. (c)	3.49	4/01/2022	4,808
	Restaurants (0.2%)
7,000	ARAMARK Services, Inc. (c)	2.99	3/28/2024	7,070
	Specialty Stores (0.6%)
2,000	PetSmart, Inc., acquired 4/28/2017; cost
	$2,000(c),(d),(e),(f)	— (g)	5/31/2018	2,000
6,960	PetSmart, Inc. (c),(d)	4.01	3/11/2022	6,406
10,000	Staples, Inc.	2.75	1/12/2018	10,047
				18,453
	Tires & Rubber (0.1%)
5,000	Goodyear Tire & Rubber Co. (c),(d)	3.10	4/30/2019	5,066
	Total Consumer Discretionary			107,202
	Consumer Staples (3.8%)
	Brewers (0.1%)
5,000	Molson Coors Brewing Co.	2.10	7/15/2021	4,912
	Drug Retail (0.8%)
5,000	CVS Health Corp.	2.13	6/01/2021	4,938

1 | USAA Short-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$7,000	Walgreens Boots Alliance, Inc.	1.75%	11/17/2017	$7,012
8,000	Walgreens Boots Alliance, Inc.	2.70	11/18/2019	8,121
5,000	Walgreens Boots Alliance, Inc.	2.60	6/01/2021	5,034
				25,105
	Household Products (0.3%)
10,000	Church & Dwight Co., Inc.	2.45	12/15/2019	10,092
	Packaged Foods & Meat (2.0%)
8,000	JBS USA, LLC (c)	3.48	10/30/2022	8,047
7,000	JM Smucker Co.	1.75	3/15/2018	7,009
5,000	JM Smucker Co.	2.50	3/15/2020	5,064
5,000	Kraft Heinz Food Co.	2.25	6/05/2017	5,005
15,000	Kraft Heinz Food Co.	2.00	7/02/2018	15,042
15,000	Kraft Heinz Foods Co. (a)	4.88	2/15/2025	16,072
5,000	Mead Johnson Nutrition Co.	3.00	11/15/2020	5,104
2,605	Tyson Foods, Inc.	4.50	6/15/2022	2,789
				64,132
	Tobacco (0.6%)
10,000	Philip Morris International, Inc.	2.63	2/18/2022	10,087
10,000	Reynolds American, Inc.	2.30	6/12/2018	10,057
				20,144
	Total Consumer Staples			124,385
	Energy (6.5%)
	Integrated Oil & Gas (0.5%)
15,000	ConocoPhillips Co.	1.50	5/15/2018	14,990
	Oil & Gas Drilling (0.2%)
5,000	Noble Holding International Ltd.	5.75	3/16/2018	5,075
	Oil & Gas Equipment & Services (0.7%)
20,000	Schlumberger Holdings Corp. (a)	1.90	12/21/2017	20,078
3,215	Weatherford Bermuda	5.13	9/15/2020	3,257
				23,335
	Oil & Gas Exploration & Production (1.2%)
5,000	Devon Energy Corp.	4.00	7/15/2021	5,195
15,000	EQT Corp.	6.50	4/01/2018	15,621
3,400	Murphy Oil Corp.	3.50	12/01/2017	3,417
7,000	Southwestern Energy Co.	5.05	1/23/2018	7,175
6,950	Southwestern Energy Co.	5.80	1/23/2020	7,054
				38,462
	Oil & Gas Refining & Marketing (0.3%)
3,180	EnLink Midstream Partners, LP	2.70	4/01/2019	3,185
5,000	Phillips 66	2.95	5/01/2017	5,000
3,105	Tesoro Corp.	5.38	10/01/2022	3,245
				11,430
	Oil & Gas Storage & Transportation (3.6%)
408	Alliance Pipeline, LP (a)	7.00	12/31/2019	426
5,040	Boardwalk Pipelines, LLC	5.75	9/15/2019	5,409
5,000	Columbia Pipeline Group, Inc.	2.45	6/01/2018	5,026
10,000	Columbia Pipeline Group, Inc.	3.30	6/01/2020	10,202
5,000	DCP Midstream, LLC (a)	5.35	3/15/2020	5,244
5,000	DCP Midstream, LLC (a)	4.75	9/30/2021	5,137
9,306	Enable Oklahoma Intrastate Transmission, LLC
	(a)	6.25	3/15/2020	10,024
2,000	Enbridge Energy Partners, LP	9.88	3/01/2019	2,266
5,000	Energy Transfer Partners, LP	2.50	6/15/2018	5,024
1,000	Energy Transfer Partners, LP	9.70	3/15/2019	1,135
5,000	Energy Transfer Partners, LP	4.15	10/01/2020	5,207
7,000	Enterprise Products Operating, LLC	2.55	10/15/2019	7,071

Portfolio of Investments | 2

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$12,000	Enterprise Products Operating, LLC	7.03%	1/15/2068	$12,450
5,000	Kinder Morgan, Inc.	2.00	12/01/2017	5,008
4,000	NGPL PipeCo, LLC (a)	7.12	12/15/2017	4,128
16,968	NuStar Logistics, LP	8.15	4/15/2018	17,965
5,000	ONEOK Partners, LP	3.80	3/15/2020	5,175
10,000	Plains All American Pipeline, LP	2.60	12/15/2019	10,027
				116,924
	Total Energy			210,216

Financials (15.3%)

Asset Management & Custody Banks (0.5%)

10,000	FS Investment Corp.	4.00	7/15/2019	10,065
5,000	State Street Corp.	1.35	5/15/2018	4,997
				15,062
	Consumer Finance (1.0%)
5,643	Capital One Bank, N.A.	8.80	7/15/2019	6,410
5,000	Capital One Financial Corp.	3.05	3/09/2022	5,019
5,000	Capital One, N.A.	1.50	9/05/2017	5,000
5,000	Discover Bank	3.10	6/04/2020	5,112
10,000	Synchrony Financial	2.60	1/15/2019	10,078
				31,619
	Diversified Banks (2.5%)
3,000	Bank of America Corp.	2.15	11/09/2020	2,982
10,000	Bank of America Corp.	5.00	5/13/2021	10,894
5,000	Bank of America Corp.	3.12	1/20/2023	5,058
7,000	Bank of America, N.A.	6.10	6/15/2017	7,039
10,000	Citigroup, Inc.	1.55	8/14/2017	10,005
5,000	Citigroup, Inc.	1.85	11/24/2017	5,012
15,000	Citizens Bank, N.A.	2.55	5/13/2021	15,018
10,000	Comerica Bank	2.50	6/02/2020	10,049
5,000	JPMorgan Chase & Co.	2.78	4/25/2023	4,998
10,000	Wells Fargo & Co.	3.07	1/24/2023	10,121
				81,176
	Financial Exchanges & Data (0.3%)
5,000	Moody's Corp.	2.75	12/15/2021	5,022
5,000	S&P Global, Inc.	2.50	8/15/2018	5,037
				10,059
	Life & Health Insurance (2.5%)
5,000	MetLife Global Funding I (a)	3.65	6/14/2018	5,115
10,000	New York Life Global Funding (a)	1.30	10/30/2017	10,006
20,000	New York Life Global Funding (a)	1.30	4/27/2018	19,973
17,550	Protective Life Corp.	6.40	1/15/2018	18,105
5,000	Reliance Standard Life Global Funding II (a)	2.15	10/15/2018	5,019
5,366	StanCorp Financial Group, Inc.	5.00	8/15/2022	5,802
16,400	TIAA Asset Management Finance, LLC (a)	2.95	11/01/2019	16,674
				80,694
	Multi-Line Insurance (0.3%)
9,000	MassMutual Global Funding, LLC (a)	2.10	8/02/2018	9,061
	Multi-Sector Holdings (0.2%)
5,000	Berkshire Hathaway, Inc.	2.20	3/15/2021	5,038
	Other Diversified Financial Services (0.1%)
3,773	AWAS Finance Luxembourg (c)	3.91	7/16/2018	3,785
1,038	Receipts on Corporate Securities Trust	6.50	8/01/2017	1,047
				4,832
	Property & Casualty Insurance (1.7%)
12,000	Allstate Corp. (i)	6.13 (b)	5/15/2037	11,760
22,016	Chubb Corp.	3.41 (b)	4/15/2037	21,851

3 | USAA Short-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$7,420	Oil Insurance Ltd. (a)	4.13% (b)	-(j)	$6,381
15,080	Progressive Corp. (i)	6.70 (b)	6/15/2037	15,174
				55,166
	Regional Banks (6.2%)
8,000	Allfirst Preferred Capital Trust (i)	2.66 (b)	7/15/2029	7,330
13,000	Associated Banc-Corp.	2.75	11/15/2019	13,115
8,000	BB&T Corp.	1.99 (b)	6/15/2018	8,064
5,000	Citizens Financial Group, Inc.	5.16	6/29/2023	5,168
2,000	City National Bank of Los Angeles	5.38	7/15/2022	2,231
13,550	Compass Bank	1.85	9/29/2017	13,553
4,000	Compass Bank	6.40	10/01/2017	4,071
5,000	Compass Bank	2.75	9/29/2019	5,027
2,324	Compass Bank	5.50	4/01/2020	2,471
3,806	Fifth Third Bancorp	4.50	6/01/2018	3,906
5,000	First Niagara Financial Group, Inc.	6.75	3/19/2020	5,606
15,000	First Republic Bank	2.38	6/17/2019	15,042
8,500	Fulton Financial Corp.	5.75	5/01/2017	8,500
9,750	Fulton Financial Corp.	3.60	3/16/2022	9,895
5,000	Huntington National Bank	2.38	3/10/2020	5,037
10,000	MUFG Americas Holdings Corp.	2.25	2/10/2020	10,015
5,000	MUFG Union Bank, N.A.	2.13	6/16/2017	5,004
5,000	MUFG Union Bank, N.A.	2.63	9/26/2018	5,048
9,500	People's United Financial, Inc.	3.65	12/06/2022	9,734
15,000	PNC Bank, N.A.	2.63	2/17/2022	15,169
3,145	Regions Bank of Birmingham	7.50	5/15/2018	3,316
10,000	Regions Bank of Birmingham	2.25	9/14/2018	10,039
10,000	Regions Financial Corp.	3.20	2/08/2021	10,231
10,000	Santander Holdings USA, Inc.	2.65	4/17/2020	9,982
10,000	Santander Holdings USA, Inc. (a)	3.70	3/28/2022	10,073
5,000	SunTrust Banks, Inc.	2.90	3/03/2021	5,077
				202,704
	Total Financials			495,411
	Health Care (4.3%)
	Biotechnology (1.0%)
10,000	AbbVie, Inc.	1.80	5/14/2018	10,017
10,000	AbbVie, Inc.	2.30	5/14/2021	9,942
5,000	Amgen, Inc.	2.25	8/19/2023	4,827
8,000	Baxalta, Inc.	2.00	6/22/2018	8,017
				32,803
	Health Care Equipment (0.2%)
5,000	Medtronic, Inc.	2.50	3/15/2020	5,093
	Health Care Facilities (0.3%)
10,000	HCA, Inc.	6.50	2/15/2020	11,001
	Health Care Services (0.9%)
4,803	Express Scripts Holding Co. (c)	2.24	4/28/2020	4,784
5,000	Express Scripts Holding Co.	3.00	7/15/2023	4,921
10,200	Laboratory Corp. of America Holdings	3.20	2/01/2022	10,364
8,000	Zimmer Biomet Holdings, Inc. (c),(d)	2.56	5/29/2019	7,980
				28,049
	Pharmaceuticals (1.9%)
5,000	Actavis Funding SCS	2.35	3/12/2018	5,022
5,000	Actavis Funding SCS	3.00	3/12/2020	5,101
10,000	Mallinckrodt International Finance S.A.	3.50	4/15/2018	10,101
7,000	Mylan NV	3.00	12/15/2018	7,100
5,000	Mylan NV	2.50	6/07/2019	5,027
5,000	Shire Acquisitions Investments Ireland
	Designated Activity Co.	1.90	9/23/2019	4,975
4,535	Valeant Pharmaceuticals International, Inc. (c)	5.74	4/01/2022	4,568

Portfolio of Investments | 4

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$11,278	Zoetis, Inc.	1.88%	2/01/2018	$11,296
8,135	Zoetis, Inc.	3.25	2/01/2023	8,305
				61,495
	Total Health Care			138,441

Industrials (4.7%)

Aerospace & Defense (0.6%)

4,984	Arconic, Inc.	6.15	8/15/2020	5,470
4,000	Arconic, Inc.	5.40	4/15/2021	4,305
3,442	TransDigm, Inc. (c)	3.99	6/09/2023	3,442
5,000	United Technologies Corp.	1.80	6/01/2017	5,002
				18,219
	Air Freight & Logistics (0.2%)
5,000	FedEx Corp.	2.30	2/01/2020	5,056
176	FedEx Corp. Pass-Through Trust (a)	2.63	1/15/2018	177
1,811	FedEx Corp. Pass-Through Trust	6.85	1/15/2019	1,904
				7,137
	Airlines (1.5%)
5,454	American Airlines 2014-1 Class B Pass-Through
	Trust	4.38	10/01/2022	5,495
4,436	American Airlines 2015-2 Class B Pass-Through
	Trust	4.40	9/22/2023	4,475
4,850	American Airlines, Inc. (c)	3.49	12/14/2023	4,862
380	Continental Airlines 1998-1 Class A Pass-
	Through Trust	6.65	9/15/2017	384
10,194	Continental Airlines, Inc. Pass-Through Trust	5.50	10/29/2020	10,704
10,000	Delta Air Lines, Inc.	2.88	3/13/2020	10,096
3,857	United Airlines, Inc. Pass-Through Trust	5.38	8/15/2021	4,035
1,346	United Airlines, Inc. Pass-Through Trust	4.63	9/03/2022	1,382
712	US Airways Group, Inc. Pass-Through Trust
	(INS)	7.08	3/20/2021	761
6,123	US Airways Group, Inc. Pass-Through Trust	5.38	11/15/2021	6,408
				48,602
	Construction Machinery & Heavy Trucks (0.3%)
9,750	Terex Corp. (c)	3.54	1/31/2024	9,783
	Industrial Machinery (0.4%)
3,000	CNH Industrial Capital, LLC	3.63	4/15/2018	3,049
4,583	CNH Industrial Capital, LLC	3.38	7/15/2019	4,669
5,000	Fortive Corp. (a)	1.80	6/15/2019	4,976
				12,694
	Trading Companies & Distributors (0.7%)
5,000	Air Lease Corp.	2.13	1/15/2020	4,971
2,554	International Lease Finance Corp.	3.88	4/15/2018	2,602
13,000	International Lease Finance Corp. (a)	7.13	9/01/2018	13,881
				21,454
	Trucking (1.0%)
3,000	ERAC USA Finance, LLC (a)	6.38	10/15/2017	3,060
4,970	Penske Truck Leasing Co., LP / PTL Finance
	Corp. (a)	3.38	3/15/2018	5,042
14,000	Penske Truck Leasing Co., LP / PTL Finance
	Corp. (a)	2.88	7/17/2018	14,172
1,266	Ryder System, Inc.	2.50	5/11/2020	1,273
5,000	Ryder System, Inc.	2.25	9/01/2021	4,935
5,000	Ryder System, Inc.	2.80	3/01/2022	5,034
				33,516
	Total Industrials			151,405

5 | USAA Short-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Information Technology (2.6%)

Communications Equipment (0.2%)

$5,000	Harris Corp.	2.70%	4/27/2020	$5,060
	Data Processing & Outsourced Services (0.3%)
10,000	Total System Services, Inc.	2.38	6/01/2018	10,040
	Electronic Components (0.2%)
5,000	Amphenol Corp.	2.55	1/30/2019	5,055
	Electronic Equipment & Instruments (0.2%)
5,000	FLIR Systems, Inc.	3.13	6/15/2021	5,052
	Electronic Manufacturing Services (0.5%)
16,892	Molex Electronics Technologies, LLC (a)	2.88	4/15/2020	17,046
	Semiconductors (0.6%)
10,000	Analog Devices, Inc. (c),(d)	2.42	9/23/2019	9,975
10,000	Broadcom Corp. & Broadcom Cayman Finance
	Ltd. (a)	2.38	1/15/2020	10,013
				19,988
	Systems Software (0.1%)
5,000	Oracle Corp.	2.40	9/15/2023	4,934
	Technology Distributors (0.1%)
5,000	Tech Data Corp.	3.75	9/21/2017	5,039
	Technology Hardware, Storage, & Peripherals (0.4%)
8,491	Dell International, LLC (c)	3.00	12/31/2018	8,513
5,000	Diamond 1 Finance Corp & Diamond 2 Finance
	Corp. (a)	3.48	6/01/2019	5,116
				13,629
	Total Information Technology			85,843
	Materials (1.7%)
	Commodity Chemicals (0.5%)
15,903	Westlake Chemical Corp.	4.63	2/15/2021	16,463
	Construction Materials (0.3%)
10,000	Martin Marietta Materials, Inc.	2.25 (b)	6/30/2017	10,011
	Diversified Chemicals (0.7%)
12,550	CF Industries, Inc.	6.88	5/01/2018	13,143
5,000	CF Industries, Inc. (a)	3.40	12/01/2021	5,040
5,555	E.I. du Pont de Nemours and Co.	2.20	5/01/2020	5,566
				23,749
	Diversified Metals & Mining (0.2%)
3,000	Freeport-McMoRan, Inc.	2.30	11/14/2017	3,007
2,000	Freeport-McMoRan, Inc.	3.10	3/15/2020	1,983
				4,990
	Total Materials			55,213
	Real Estate (2.2%)
	REITs - Diversified (0.3%)
4,167	ARC Properties Operating Partnership, LP (c)	2.76	6/30/2018	4,099
5,750	Select Income REIT	3.60	2/01/2020	5,819
				9,918
	REITs - Health Care (0.3%)
2,950	Nationwide Health Properties, Inc.	6.90	10/01/2037	3,633
3,000	Ventas Realty, LP	4.00	4/30/2019	3,097

Portfolio of Investments | 6

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$2,505	Welltower, Inc.	4.13%	4/01/2019	$2,592
				9,322
	REITs - Industrial (0.2%)
7,300	First Industrial, LP	5.95	5/15/2017	7,311
	REITs - Office (0.6%)
9,000	Boston Properties, LP (i)	3.70	11/15/2018	9,220
7,000	Mack-Cali Realty, LP	2.50	12/15/2017	7,019
2,122	VEREIT Operating Partnership, LP	3.00	2/06/2019	2,137
				18,376
	REITs - Retail (0.4%)
11,355	Realty Income Corp.	2.00	1/31/2018	11,380
	REITs - Specialized (0.4%)
10,000	American Tower Corp.	3.40	2/15/2019	10,219
3,930	Communications Sales & Leasing, Inc. (c)	4.00	10/24/2022	3,926
				14,145
	Total Real Estate			70,452
	Telecommunication Services (2.2%)
	Integrated Telecommunication Services (1.7%)
25,000	AT&T, Inc.	2.45	6/30/2020	25,056
10,000	AT&T, Inc.	3.20	3/01/2022	10,135
5,000	Centel Capital Corp.	9.00	10/15/2019	5,719
3,600	CenturyLink, Inc.	6.45	6/15/2021	3,906
2,500	Frontier Communications Corp.	8.88	9/15/2020	2,648
10,000	Verizon Communications, Inc.	3.13	3/16/2022	10,160
				57,624
	Wireless Telecommunication Services (0.5%)
4,770	Grain Spectrum Funding, LLC (a)	4.00	10/10/2018	4,771
11,000	Sprint Spectrum Co., LLC/Sprint Spectrum Co.
	II, LLC/Sprint Spectrum Co. (a)	3.36	9/20/2021	11,124
				15,895
	Total Telecommunication Services			73,519
	Utilities (5.5%)
	Electric Utilities (4.1%)
8,000	Duke Energy Corp.	2.10	6/15/2018	8,030
10,000	Eversource Energy	1.60	1/15/2018	9,996
2,600	Eversource Energy	2.75	3/15/2022	2,624
15,000	Exelon Corp.	1.55	6/09/2017	15,002
10,000	Exelon Generation Co., LLC	2.95	1/15/2020	10,160
7,000	FirstEnergy Corp.	2.75	3/15/2018	7,045
10,000	Great Plains Energy, Inc.	3.15	4/01/2022	10,132
12,000	IPALCO Enterprises, Inc. (i)	5.00	5/01/2018	12,390
8,496	IPALCO Enterprises, Inc.	3.45	7/15/2020	8,666
10,000	NextEra Energy Capital Holding, Inc.	1.59	6/01/2017	10,000
10,000	NextEra Energy Capital Holding, Inc.	2.06	9/01/2017	10,026
5,000	Southern Co.	1.85	7/01/2019	4,977
10,000	Southern Co. Gas Capital Corp.	2.45	10/01/2023	9,662
3,630	System Energy Resources, Inc.	4.10	4/01/2023	3,759
284	Tri-State Generation & Transmission
	Association Pass-Through Trust (a)	6.04	1/31/2018	289
10,000	Xcel Energy, Inc.	1.20	6/01/2017	9,999
				132,757
	Independent Power Producers & Energy Traders (0.6%)
7,975	Exelon Generation Co., LLC	4.00	10/01/2020	8,322
10,000	Southern Power Co.	2.38	6/01/2020	10,045
				18,367

7 | USAA Short-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	Multi-Utilities (0.8%)
$10,000	Black Hills Corp.	2.50%	1/11/2019	$10,060
6,000	Dominion Resources, Inc.	2.96	7/01/2019	6,087
10,000	Sempra Energy	2.40	3/15/2020	10,067
				26,214
	Total Utilities			177,338
	Total Corporate Obligations (cost: $1,675,325)			1,689,425
	EURODOLLAR AND YANKEE OBLIGATIONS (13.6%)
	Consumer Discretionary (0.2%)
	Automobile Manufacturers (0.2%)
5,000	Daimler Finance, N.A., LLC (a)	1.88	1/11/2018	5,005
	Consumer Staples (2.7%)
	Brewers (0.6%)
9,530	Anheuser-Busch InBev Worldwide, Inc.	2.20	8/01/2018	9,595
10,000	Anheuser-Busch InBev Worldwide, Inc.	3.75	1/15/2022	10,539
				20,134
	Packaged Foods & Meat (1.2%)
18,588	Grupo Bimbo SAB de CV (a)	4.50	1/25/2022	19,664
3,000	Mondelez International Holdings Netherlands
	B.V. (a)	1.63	10/28/2019	2,958
6,792	Mondelez International Holdings Netherlands
	B.V. (a)	2.00	10/28/2021	6,585
10,000	Smithfield Foods, Inc. (a)	2.70	1/31/2020	10,034
				39,241
	Tobacco (0.9%)
5,000	B.A.T. International Finance plc (a)	2.13	6/07/2017	5,003
5,000	B.A.T. International Finance plc	1.63	9/09/2019	4,926
7,000	Imperial Tobacco Finance plc (a)	2.05	7/20/2018	7,011
10,000	Imperial Tobacco Finance plc (a)	2.95	7/21/2020	10,152
				27,092
	Total Consumer Staples			86,467
	Energy (1.9%)
	Integrated Oil & Gas (1.5%)
8,000	BP Capital Markets plc	1.63	8/17/2017	8,002
12,820	Origin Energy Finance Ltd. (a)	3.50	10/09/2018	12,986
4,077	Petroleos Mexicanos Co.	3.50	7/18/2018	4,151
6,000	Petroleos Mexicanos Co. (a)	5.38	3/13/2022	6,315
15,000	Shell International Finance B.V.	1.13	8/21/2017	15,002
				46,456
	Oil & Gas Storage & Transportation (0.4%)
7,500	Enbridge, Inc.	1.51 (b)	6/02/2017	7,501
6,000	TransCanada PipeLines Ltd.	1.88	1/12/2018	6,008
				13,509
	Total Energy			59,965
	Financials (3.4%)
	Diversified Banks (2.7%)
5,000	ANZ New Zealand International Ltd. (a)	2.60	9/23/2019	5,051
5,000	ANZ New Zealand International Ltd. (a)	2.85	8/06/2020	5,080
10,000	Bank of Montreal	1.40	4/10/2018	9,999
7,500	Barclays Bank plc (a)	2.25	5/10/2017	7,504
1,426	Royal Bank of Scotland Group plc	4.70	7/03/2018	1,461

Portfolio of Investments | 8

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$14,350	Santander Bank, N.A.	8.75%	5/30/2018	$15,358
5,000	Santander UK Group Holdings plc	3.57	1/10/2023	5,056
5,000	Santander UK plc	2.35	9/10/2019	5,026
19,000	Standard Chartered Bank (a)	6.40	9/26/2017	19,338
5,000	Standard Chartered plc (a)	2.25	4/17/2020	4,983
8,000	Toronto-Dominion Bank	1.40	4/30/2018	7,995
				86,851
	Diversified Capital Markets (0.3%)
10,000	UBS Group Funding Ltd. (a)	2.95	9/24/2020	10,119
	Other Diversified Financial Services (0.1%)
2,000	ING Capital Funding Trust III	4.75 (b)	-(j)	2,015
	Property & Casualty Insurance (0.3%)
12,000	QBE Insurance Group Ltd. (a)	2.40	5/01/2018	12,027
	Total Financials			111,012
	Health Care (0.3%)
	Pharmaceuticals (0.3%)
10,105	Teva Pharmaceutical Finance Netherlands III	2.20	7/21/2021	9,830
	B.V.
	Industrials (2.7%)
	Aerospace & Defense (0.1%)
3,580	BAE Systems Holdings, Inc. (a)	2.85	12/15/2020	3,629
	Airlines (1.0%)
10,000	Air Canada Pass-Through Trust (a)	5.00	3/15/2020	10,213
8,542	British Airways Pass-Through Trust plc (a)	5.63	6/20/2020	9,004
8,929	Virgin Australia Trust (a)	5.00	10/23/2023	9,264
5,000	WestJet Airlines Ltd. (a)	3.50	6/16/2021	4,985
				33,466
	Industrial Conglomerates (0.7%)
10,000	CK Hutchison International 16 Ltd. (a)	1.88	10/03/2021	9,702
5,000	CK Hutchison International 17 Ltd. (a)	2.88	4/05/2022	5,006
6,600	Hutchison Whampoa International Ltd. (a)	2.00	11/08/2017	6,612
2,020	Smiths Group plc (a)	3.63	10/12/2022	2,058
				23,378
	Marine (0.3%)
10,000	A.P. Moeller-Maersk A/S (a)	2.55	9/22/2019	10,062
	Railroads (0.3%)
10,000	Asciano Finance (a)	5.00	4/07/2018	10,230
	Trading Companies & Distributors (0.3%)
8,000	AerCap Ireland Capital Ltd.	2.75	5/15/2017	8,003
	Total Industrials			88,768
	Materials (0.8%)
	Construction Materials (0.1%)
5,000	Holcim US Finance Sarl & Cie SCS (a)	6.00	12/30/2019	5,447
	Diversified Metals & Mining (0.7%)
5,000	Anglo American Capital plc (a)	2.63	9/27/2017	4,993
3,000	Anglo American Capital plc (a)	3.63	5/14/2020	3,053
14,000	Glencore Finance Canada Ltd. (a)	2.95	10/25/2017	14,047
				22,093
	Total Materials			27,540

9 | USAA Short-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Real Estate (0.5%)

REITs - Retail (0.5%)

$5,000	Scentre Group Trust (a)	2.38%	4/28/2021	$4,951
7,000	WEA Finance, LLC (a)	1.75	9/15/2017	7,006
5,000	WEA Finance, LLC (a)	3.15	4/05/2022	5,039
				16,996
	Total Real Estate			16,996

Telecommunication Services (0.3%)

Integrated Telecommunication Services (0.3%)

5,000	Deutsche Telekom International Finance BV (a)	2.23	1/17/2020	5,003
5,000	Deutsche Telekom International Finance BV (a)	2.82	1/19/2022	5,010
				10,013
	Total Telecommunication Services			10,013

Utilities (0.8%)

Electric Utilities (0.5%)

5,000	Comision Federal de Electricidad	4.88	5/26/2021	5,281
5,000	Emera US Finance, LP	2.15	6/15/2019	5,004
5,000	Emera US Finance, LP	2.70	6/15/2021	5,008
				15,293
	Independent Power Producers & Energy Traders (0.3%)
10,000	TransAlta Corp.	1.90	6/03/2017	10,006
1,500	TransAlta Corp.	6.90	5/15/2018	1,566
				11,572
	Total Utilities			26,865
	Total Eurodollar and Yankee Obligations (cost: $439,330)			442,461

FOREIGN GOVERNMENT OBLIGATIONS (0.3%)

10,000	Province of Ontario (cost: $10,016)	2.45	6/29/2022	10,100
	ASSET-BACKED SECURITIES (8.3%)
	Financials (8.3%)
	Asset-Backed Financing (8.3%)
658	Access Group, Inc.	1.42 (b)	4/25/2029	655
101	AmeriCredit Automobile Receivables Trust	1.57	1/08/2019	101
6,000	AmeriCredit Automobile Receivables Trust	2.09	2/08/2019	6,009
4,304	ARL First, LLC (a)	2.74 (b)	12/15/2042	4,286
7,250	Avis Budget Rental Car Funding AESOP, LLC
	(a)	2.96	7/20/2020	7,295
4,188	Avis Budget Rental Car Funding AESOP, LLC
12,000	(a)	3.75	7/20/2020	4,219
	Avis Budget Rental Car Funding, LLC (a)	2.62	9/20/2019	12,046
5,000	Bank of The West Auto Trust (a)	1.65	3/16/2020	5,003
10,000	Bank of The West Auto Trust (a)	1.66	9/15/2020	9,999
4,200	California Republic Auto Receivables Trust	2.30	12/16/2019	4,226
9,425	California Republic Auto Receivables Trust	2.57	11/16/2020	9,476
6,713	CIT Education Loan Trust (a)	1.45 (b)	6/25/2042	5,997
7,117	CIT Equipment Collateral (a)	1.50	10/21/2019	7,118
6,000	CNH Equipment Trust	1.27	11/16/2020	6,003
5,500	CNH Equipment Trust	2.14	8/15/2022	5,512
2,081	College Loan Corp. Trust	1.65 (b)	1/15/2037	1,872

Portfolio of Investments | 10

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$4,529	Collegiate Funding Services Education Loan
	Trust	1.47% (b)	3/28/2035	$4,112
5,000	Credit Acceptance Auto Loan Trust (a)	2.67	9/15/2022	5,014
1,500	Dell Equipment Finance Trust (a),(d)	2.14	4/22/2022	1,500
1,000	Dell Equipment Finance Trust (a),(d)	2.95	4/22/2022	1,001
4,500	Drive Auto Receivables Trust (a)	2.20	5/15/2020	4,510
3,493	Element Rail Leasing I, LLC (a)	2.30	4/19/2044	3,415
5,200	Enterprise Fleet Financing, LLC (a)	1.59	2/22/2021	5,201
5,000	Enterprise Fleet Financing, LLC (a)	2.13	7/20/2022	5,000
10,000	Enterprise Fleet Financing, LLC (a)	2.60	7/20/2022	10,006
2,033	First Investors Auto Owner Trust (a)	1.49	6/15/2020	2,032
5,000	GE Capital Credit Card Master Note Trust	1.36	8/17/2020	5,001
10,500	Hertz Vehicle Financing, LLC (a)	2.96	9/25/2019	10,477
3,000	Huntington Auto Trust "C"	2.15	6/15/2021	3,011
2,975	Iowa Student Loan Liquidity Corp.	1.35 (b)	9/25/2037	2,674
5,000	Master Credit Card Trust "A" (a)	2.26	7/21/2021	5,044
10,000	MMAF Equipment Finance, LLC (a)	1.93	7/16/2021	9,999
2,500	MMAF Equipment Finance, LLC (a),(d)	2.41	8/16/2024	2,500
1,371	Nelnet Student Loan Trust	1.44 (b)	9/22/2037	1,179
1,157	Prestige Auto Receivables Trust (a)	1.52	4/15/2020	1,157
5,000	Prestige Auto Receivables Trust (a)	2.40	4/15/2021	5,025
3,000	Prestige Auto Receivables Trust (a)	3.05	4/15/2021	3,018
494	Santander Drive Auto Receivables Trust	1.95	3/15/2019	494
4,500	Santander Drive Auto Receivables Trust	2.73	10/15/2019	4,540
5,000	Santander Drive Auto Receivables Trust	2.74	12/15/2021	5,036
5,000	SBA Tower Trust (a)	2.90	10/15/2044	5,032
5,000	Securitized Term Auto Receivables Trust (a)	2.21	6/25/2021	5,005
5,577	SLC Student Loan Trust	1.46 (b)	7/15/2036	5,531
8,000	SLC Student Loan Trust	1.61 (b)	7/15/2036	7,223
947	SLM Student Loan Trust	1.71 (b)	10/25/2065	862
5,000	Suntrust Auto Receivables Trust "B" (a)	2.20	2/15/2021	4,990
8,000	Suntrust Auto Receivables Trust "C" (a)	2.50	4/15/2021	8,010
5,000	TCF Auto Receivables Owner Trust (a)	2.55	4/15/2021	5,032
7,500	TCF Auto Receivables Owner Trust "B" (a)	2.49	4/15/2021	7,541
5,000	TCF Auto Receivables Owner Trust "B" (a)	2.92	10/17/2022	4,994
4,106	Trinity Rail Leasing, LP (a)	2.27	1/15/2043	3,964
7,481	Trip Rail Master Funding, LLC (a)	2.86	4/15/2044	7,354
420	Westlake Automobile Receivables Trust (a)	2.24	4/15/2020	421
5,150	Westlake Automobile Receivables Trust (a)	2.45	1/15/2021	5,172
3,000	Westlake Automobile Receivables Trust (a)	2.30	10/17/2022	3,000
5,000	Wheels SPV, LLC (a)	1.87	5/20/2025	4,972
				269,866
	Total Financials			269,866
	Total Asset-Backed Securities (cost: $270,291)			269,866
	COLLATERALIZED LOAN OBLIGATIONS (2.1%)
	Financials (2.1%)
1,500	American Money Management Corp. (a)	2.66 (b)	10/15/2028	1,510
3,000	Annisa Ltd. (a)	2.71 (b)	7/20/2028	3,009
6,667	Babson Ltd. (a)	2.28 (b)	5/15/2023	6,675
3,310	Cent, LP (a)	2.34 (b)	1/30/2025	3,314
7,500	Dryden Senior Loan Fund (a)	2.66 (b)	4/15/2027	7,515
12,162	Marine Park Ltd. (a)	2.33 (b)	5/18/2023	12,175
11,000	Oaktree EIF Ltd. (a)	3.16	10/20/2027	11,009
4,375	Palmer Square Ltd. (a),(d)	1.00	5/15/2025	4,375
10,000	Race Point Ltd. (a)	2.76 (b)	7/25/2028	10,039
2,500	Teachers Insurance and Annuity Association of
	America (a)	2.49	4/20/2029	2,501
4,000	Teachers Insurance and Annuity Association of
	America (a)	2.86 (b)	7/20/2028	4,014

11 | USAA Short-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$3,250	Trinitas Ltd.	2.86% (b)	10/25/2028	$3,264
	Total Financials			69,400
	Total Collateralized Loan Obligations (cost: $69,265)			69,400
	COLLATERALIZED MORTGAGE OBLIGATIONS (0.1%)
	Financials (0.1%)
3,275	Sequoia Mortgage Trust (a) (cost: $3,323)	3.00 (b)	5/25/2043	3,264
	COMMERCIAL MORTGAGE SECURITIES (3.5%)
	Financials (3.5%)
	Commercial Mortgage-Backed Securities (2.0%)
101	Banc of America Commercial Mortgage, Inc.	5.28	11/10/2042	100
358	Banc of America Commercial Mortgage, Inc.	4.73	7/10/2043	359
10,000	Banc of America Commercial Mortgage, Inc.	6.49	2/10/2051	10,257
10,000	Barclays Commercial Mortgage Securities, LLC
	(a)	2.59	2/15/2028	9,884
4,300	Commercial Mortgage Trust (a)	2.59	2/13/2032	4,324
3,411	Greenwich Capital Commercial Funding Corp.	5.95	7/10/2038	3,411
375	GS Mortgage Securities Corp. II	2.32	5/10/2045	375
5,000	GS Mortgage Securities Trust (a),(d),(f)	2.86	5/10/2034	5,000
1,315	GS Mortgage Securities Trust	1.21	7/10/2046	1,314
242	J.P. Morgan Chase Commercial Mortgage
	Securities Corp.	5.12	7/15/2041	242
1,554	J.P. Morgan Chase Commercial Mortgage
	Securities Corp. (a)	4.11	7/15/2046	1,590
11,653	LB Commercial Mortgage Trust	6.21	7/15/2044	11,687
1,998	LSTAR Commercial Mortgage Trust (a)	2.42	3/10/2050	2,006
5,600	Morgan Stanley Capital I, Inc.	5.57	12/15/2044	5,648
1,544	Morgan Stanley Capital I, Inc.	5.27	10/12/2052	1,543
7,676	UBS-Barclays Commercial Mortgage Trust	2.73	8/10/2049	7,803
				65,543
	Interest-Only Commercial Mortgage-Backed Securities (1.5%)
64,603	Commercial Mortgage Trust, acquired
	8/09/2012-8/27/2012; cost $8,299(e)	1.84	8/15/2045	4,631
69,262	Commercial Mortgage Trust, acquired
	11/06/2012; cost $9,285(e)	2.04	10/15/2045	4,604
19,964	Fannie Mae (+)	4.17	12/25/2017	163
69,284	Fannie Mae (+)	2.21	12/25/2019	1,399
74,207	Fannie Mae (+)	0.85	5/25/2022	2,305
72,644	Fannie Mae (+)	0.70	8/25/2022	1,993
56,257	Freddie Mac (+)	3.25	1/25/2019	1,721
36,898	Freddie Mac (+)	1.89	5/25/2019	1,099
99,560	Freddie Mac (+)	1.81	7/25/2019	2,849
55,114	Freddie Mac (+)	1.46	11/25/2019	1,435
70,749	Freddie Mac (+)	1.41	8/25/2022	3,968
30,826	GS Mortgage Securities Corp. II, acquired
	5/18/2012; cost $4,710(e)	2.49	5/10/2045	2,341
29,791	GS Mortgage Securities Trust, acquired
	11/16/2012; cost $4,595(e)	2.44	11/10/2045	2,259
26,273	J.P. Morgan Chase Commercial Mortgage
	Securities Corp., acquired 9/28/2012; cost
	$3,586(e)	1.98	10/15/2045	1,971
29,753	Morgan Stanley-BAML Trust, acquired
	10/05/2012; cost $3,866(a),(e)	2.13	11/15/2045	1,790
94,935	UBS Commercial Mortgage Trust, acquired
	5/01/2012-11/01/2016; cost $11,953(a),(e)	2.27	5/10/2045	8,041
31,915	UBS-Barclays Commercial Mortgage Trust,
	acquired 9/14/2012; cost $4,548(a),(e)	2.17	8/10/2049	2,321

Portfolio of Investments | 12

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$33,221	WF Commercial Mortgage Trust, acquired
	9/21/2012; cost $4,608(a),(e)	2.16%	10/15/2045	$2,224
				47,114
	Total Financials			112,657
	Total Commercial Mortgage Securities (cost: $103,420)			112,657

U.S. GOVERNMENT AGENCY ISSUES (1.8%)(k)

Collateralized Mortgage Obligations (0.2%)

5,050	Fannie Mae (+)	1.25	9/25/2027	4,870
	Mortgage-Backed Pass-Through Securities (1.6%)
4,426	Fannie Mae (+)	2.50	4/01/2027	4,495
12,971	Fannie Mae (+)	2.50	5/01/2027	13,174
6,182	Fannie Mae (+)	2.50	8/01/2027	6,278
7,786	Fannie Mae (+)	2.50	8/01/2027	7,908
187	Fannie Mae (+)	4.50	5/01/2023	196
108	Fannie Mae (+)	4.50	2/01/2024	114
94	Fannie Mae (+)	5.00	12/01/2021	100
238	Fannie Mae (+)	5.00	6/01/2023	254
66	Fannie Mae (+)	5.00	9/01/2023	67
394	Fannie Mae (+)	5.00	2/01/2024	419
202	Fannie Mae (+)	5.50	12/01/2020	208
246	Fannie Mae (+)	5.50	2/01/2023	263
718	Fannie Mae (+)	5.50	6/01/2023	764
195	Fannie Mae (+)	5.50	9/01/2023	211
684	Fannie Mae (+)	5.50	6/01/2024	729
310	Fannie Mae (+)	6.00	10/01/2022	331
417	Fannie Mae (+)	6.00	1/01/2023	452
696	Fannie Mae (+)	6.00	1/01/2023	752
368	Fannie Mae (+)	6.00	7/01/2023	392
1,527	Freddie Mac (+)	1.56	10/25/2018	1,527
4,684	Freddie Mac (+)	1.78	10/25/2020	4,686
8,000	Freddie Mac (+)	2.72	6/25/2022	8,199
1,099	Freddie Mac (+)	3.26 (b)	4/01/2035	1,159
150	Freddie Mac (+)	5.00	5/01/2020	154
191	Freddie Mac (+)	5.00	9/01/2020	197
6	Freddie Mac (+)	5.50	11/01/2018	6
308	Freddie Mac (+)	5.50	4/01/2021	324
				53,359
	Total U.S. Government Agency Issues (cost: $57,845)			58,229

U.S. TREASURY SECURITIES (7.4%)

Notes (7.4%)

5,000	1.00%, 3/15/2018	4,995
25,000	1.25%, 10/31/2018	25,018
10,000	1.25%, 1/31/2019	10,002
10,000	1.13%, 5/31/2019	9,968
10,000	1.25%, 1/31/2020	9,957
15,000	1.38%, 2/29/2020	14,977
55,000	1.38%, 3/31/2020	54,889
45,000	1.38%, 9/30/2020	44,716
25,000	1.63%, 11/30/2020	25,021
5,000	1.38%, 1/31/2021	4,952
5,000	1.13%, 2/28/2021	4,902
15,000	1.88%, 11/30/2021	15,066
5,000	1.88%, 8/31/2022	4,998

13 | USAA Short-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$10,000	1.38%, 6/30/2023			$9,630
				239,091
	Total U.S. Treasury Securities (cost: $239,763)			239,091

MUNICIPAL BONDS (7.0%)

Airport/Port (0.1%)

2,000	Port of Corpus Christi Auth. of Nueces County	1.24%	12/01/2017	1,999
	Appropriated Debt (0.2%)
2,500	Jacksonville	1.41	10/01/2017	2,502
4,000	Jacksonville	1.70	10/01/2018	4,015
				6,517
	Community Service (0.1%)
1,650	Art Institute of Chicago	2.48	3/01/2019	1,657
	Education (2.0%)
3,045	New Jersey EDA	4.73	6/15/2017	3,055
20,000	New Jersey EDA	4.83	6/15/2017	20,070
10,000	New Jersey EDA	2.42	6/15/2018	9,988
12,500	New Jersey EDA	4.45	6/15/2020	12,818
2,110	New York Dormitory Auth.	2.04	7/01/2018	2,101
1,000	New York Dormitory Auth.	1.98	7/01/2019	991
3,870	New York Dormitory Auth.	2.30	7/01/2019	3,832
1,270	New York Dormitory Auth.	2.24	7/01/2020	1,253
5,125	New York Dormitory Auth.	2.57	7/01/2020	5,030
1,550	New York Dormitory Auth.	2.44	7/01/2021	1,523
1,000	Pennsylvania Public School Building Auth. (INS)	1.97	12/01/2017	1,004
2,640	Pennsylvania Public School Building Auth. (INS)	2.41	12/01/2018	2,669
				64,334
	Electric Utilities (1.6%)
16,530	Appling County Dev. Auth	2.40	1/01/2038(l)	16,841
5,000	Beaver County IDA	4.75	8/01/2033(l)	5,159
13,310	Beaver County IDA	2.50	12/01/2041(l)	10,082
10,000	Missouri Environmental Improvement and
	Energy Resources Auth.	2.88	5/01/2038(l)	10,126
10,000	South Carolina Public Service Auth.	2.39	12/01/2023	9,362
				51,570
	Electric/Gas Utilities (0.2%)
6,265	Long Island Power Auth.	2.36	9/01/2018	6,282
	Environmental & Facilities Services (0.1%)
4,000	Pennsylvania Economic Dev. Financing Auth.	1.20	8/01/2045(l)	4,000
	General Obligation (1.2%)
3,000	City of West Haven	2.70	3/15/2018	3,000
5,395	Clintondale Community School County of
	Macomb	2.61	5/01/2021	5,476
4,000	Clintondale Community School County of
	Macomb	2.84	5/01/2022	4,075
2,403	Glassboro Borough	2.00	1/10/2018	2,409
2,392	Glen Cove	2.50	4/05/2018	2,396
2,000	Mount Clemens Community School District	2.12	5/01/2019	2,015
3,635	Mount Clemens Community School District	2.46	5/01/2020	3,683
1,500	Oyster Bay	3.25	2/01/2018	1,502

Portfolio of Investments | 14

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$2,260	Oyster Bay	3.50%	2/02/2018	$2,278
600	Oyster Bay	3.55	2/01/2019	601
1,830	Oyster Bay	3.80	2/01/2020	1,836
3,000	San Bernardino CCD	2.14	8/01/2018	3,021
5,000	Scranton School District (a)	3.13	12/01/2025(l)	5,010
2,000	Scranton School District	4.13	6/15/2034(l)	1,989
				39,291
	Multi-Utilities (0.2%)
5,000	New York Energy Research and Dev. Auth.	2.38	7/01/2026(l)	5,080
	Municipal Finance (0.2%)
389	Kentucky Asset	3.17	4/01/2018	391
5,000	Pennsylvania IDA (a)	2.97	7/01/2021	4,929
				5,320
	Nursing/CCRC (0.5%)
3,225	ACTS Retirement-Life Communities, Inc.	1.85	11/15/2017	3,197
3,000	ACTS Retirement-Life Communities, Inc.	2.18	11/16/2018	2,957
750	ACTS Retirement-Life Communities, Inc.	2.47	11/16/2019	736
8,500	Public Finance Auth.	2.63	11/01/2019	8,500
				15,390
	Sales Tax (0.0%)
1,500	Arizona School Facilities Board	1.47	9/01/2017	1,502
	Semiconductors (0.0%)
1,000	Sandoval County	1.95	6/01/2018	1,003
	Special Assessment/Tax/Fee (0.5%)
2,195	Channahon	4.00	1/01/2020	2,224
5,000	New Jersey Transportation Trust Fund Auth.	1.76	12/15/2018	4,944
10,000	New York MTA (ETM)	1.47	7/01/2018	10,022
				17,190
	Water/Sewer Utility (0.1%)
665	Chicago Wastewater Transmission	2.59	1/01/2018	666
535	Chicago Wastewater Transmission	3.38	1/01/2019	536
500	Chicago Wastewater Transmission	3.73	1/01/2020	502
2,520	Chicago Wastewater Transmission	4.31	1/01/2021	2,574
				4,278
	Total Municipal Bonds (cost: $227,986)			225,413
	Total Bonds (cost: $3,096,564)			3,119,906
				Market
Number				Value
of Shares	Security			(000)

EQUITY SECURITIES (0.2%)

PREFERRED STOCKS (0.2%)

Financials (0.2%)

Diversified Banks (0.2%)

200,000 Citigroup Capital XIII, 7.26%(cost: $5,470)	5,258

15 | USAA Short-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

MONEY MARKET INSTRUMENTS (4.5%)

COMMERCIAL PAPER (2.6%)

Consumer Discretionary (0.3%)

Automotive Retail (0.3%)

$ 11,296 Autozone, Inc. (a),(m)1.13% 5/02/2017 $ 11,296

Energy (1.3%)

Oil & Gas Exploration & Production (1.0%)

3,399	Canadian Natural Resources Ltd. (a),(m)	1.32	5/04/2017	3,399
6,553	Canadian Natural Resources Ltd. (a),(m)	1.35	5/08/2017	6,551
15,008	Canadian Natural Resources Ltd. (a),(m)	1.32	5/11/2017	15,002
7,948	Canadian Natural Resources Ltd. (a),(m)	1.35	5/16/2017	7,944
				32,896
	Oil & Gas Storage & Transportation (0.3%)
9,947	Spectra Energy Partners (a),(m)	1.25	5/03/2017	9,946
	Total Energy			42,842
	Materials (0.4%)
	Specialty Chemicals (0.4%)
11,533	Albemarle Corp. (a),(m)	1.47	5/17/2017	11,525
	Utilities (0.6%)
	Electric Utilities (0.6%)
14,239	Duke Energy Corp. (a),(m)	1.10	5/03/2017	14,238
6,270	Pacific Gas & Electric (a),(m)	1.10	5/09/2017	6,269
				20,507
	Total Utilities			20,507
	Total Commercial Paper			86,170
	VARIABLE-RATE DEMAND NOTES (1.1%)
	Energy (0.3%)
	Oil & Gas Refining & Marketing (0.3%)
10,000	Port of Port Arthur Navigation District	1.55	12/01/2027	10,000
	Industrials (0.1%)
	Airport Services (0.1%)
2,235	Metropolitan Nashville Airport Auth. (LOC -
	Regions Bank)	2.12	4/01/2030	2,235
	Materials (0.6%)
	Forest Products (0.3%)
9,200	Liberty County IDA	1.10	10/01/2028	9,200
	Steel (0.3%)
10,000	Illinois Finance Auth. (LOC - UniCredit Bank	3.50	2/01/2037	10,000
	A.G.)
	Total Materials			19,200

Portfolio of Investments | 16

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Municipal Bonds (0.1%)

Electric/Gas Utilities (0.1%)

$3,800 Heard County Development Auth.	1.19%	9/01/2026	$3,800
Total Variable-Rate Demand Notes			35,235

Number

of Shares

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.8%)

25,692,745 State Street Institutional Treasury Money Market Fund Premier Class, 0.64% (h)					25,693
Total Money Market Instruments (cost: $	147,098)				147,098
Total Investments (cost: $3,249,132)					$3,272,262
($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3		Total
Bonds:
Corporate Obligations $	— $	1,689,425	$	— $	1,689,425
Eurodollar and Yankee Obligations	—	442,461		—	442,461
Foreign Government Obligations	—	10,100		—	10,100
Asset-Backed Securities	—	269,866		—	269,866
Collateralized Loan Obligations	—	69,400		—	69,400
Collateralized Mortgage Obligations	—	3,264		—	3,264
Commercial Mortgage Securities	—	112,657		—	112,657
U.S. Government Agency Issues	—	58,229		—	58,229
U.S. Treasury Securities	239,091	—		—	239,091
Municipal Bonds	—	225,413		—	225,413
Equity Securities:
Preferred Stocks	—	5,258		—	5,258
Money Market Instruments:
Commercial Paper	—	86,170		—	86,170
Variable-Rate Demand Notes	—	35,235		—	35,235
Government & U.S. Treasury
Money Market Funds	25,693	—		—	25,693
Total	$264,784	$3,007,478	$	— $	3,272,262

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

RECONCILIATION OF LEVEL 3 INVESTMENTS

Collateralized Loan Obligations
Balance as of July 31, 2016	$3,000
Purchases	-
Sales	-
Transfers into Level 3	-
Transfers out of Level 3	(3,000)
Net realized gain (loss) on investments	-
Change in net unrealized appreciation/(depreciation) of investments	-

Balance as of April 30, 2017	$ -

17 | USAA Short-Term Bond Fund

FAIR VALUE LEVEL TRANSFERS

For the period of August 1, 2016, through April 30, 2017, the table below shows the transfers between Level 1, Level 2, and Level 3. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Assets ($ in 000s)	Transfers into (out of) Level 1	Transfers into (out of) Level 2	Transfers into (out of) Level 3
Collateralized Loan
Obligations(I)	$-	$3,000	$(3,000)
Total	$-	$3,000	$(3,000)

(I)Transferred from Level 3 to Level 2 as a result of the securities being priced during the period by the Fund's pricing service.

Portfolio of Investments | 18

NOTES TO PORTFOLIO

OF INVESTMENTS

April 30, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the USAA Short-Term Bond Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund consists of four classes of shares: Short-Term Bond Fund Shares (Fund Shares), Short- Term Bond Fund Institutional Shares (Institutional Shares), Short-Term Bond Fund Adviser Shares (Adviser Shares), and effective December 1, 2016, a new share class designated Short-Term Bond Fund R6 Shares (R6 Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of- funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services. The R6 Shares are available for investment by participants in employer- sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants and to endowment funds and foundations.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

19 | USAA Short-Term Bond Fund

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

2.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

3.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the

Notes to Portfolio of Investments | 20

affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

4.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

5.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

6.Repurchase agreements are valued at cost.

7.Securities lending - The Fund, through its securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short- term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund had no securities out on loan as of April 30, 2017.

8.Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

9.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation

21 | USAA Short-Term Bond Fund

of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when- issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

D.Derivative instruments and hedging activities – The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at April 30, 2017, did not include master netting provisions.

Notes to Portfolio of Investments | 22

Futures contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

E.As of April 30, 2017, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of April 30, 2017, were

$33,216,000 and $10,086,000, respectively, resulting in net unrealized appreciation of $23,130,000.

F.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $3,242,222,000 at April 30, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 16.8% of net assets at April 30, 2017.

G.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager is currently evaluating the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for the amendments to Regulation S-X is August 1, 2017, with other staggered compliance dates extending through December 2018.

23 | USAA Short-Term Bond Fund

CATEGORIES AND DEFINITIONS

Eurodollar and Yankee obligations – Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

Asset-backed and commercial mortgage-backed securities – Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

Collateralized loan obligations (CLOs) – Collateralized loan obligations are securities issued by entities that are collateralized by a pool of loans. CLOs are issued in multiple classes (tranches), and can be equity or debt with specific adjustable or fixed interest rates, and varying maturities. The cash flow from the underlying loans is used to pay off each tranche separately within the debt, or senior tranches. Equity, or subordinated tranches, typically are not paid a cash flow but do offer ownership in the CLO itself in the event of a sale.

Collateralized mortgage obligations (CMOs) – Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage- related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities, but such maturities can be difficult to predict because of the effect of prepayments.

Interest-only commercial mortgage-backed securities (CMBS IOs) – Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

Notes to Portfolio of Investments | 24

Variable-rate demand notes (VRDNs) – Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

CCD	Community College District
EDA	Economic Development Authority
ETM	Escrowed to final maturity
IDA	Industrial Development Authority/Agency
MTA	Metropolitan Transportation Authority
REIT	Real estate investment trust - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)	Principal and interest payments are insured by one of the following: Build America
Mutual Assurance Co. or MBIA Insurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LOC)	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

SPECIFIC NOTES

(a)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(b)Variable-rate or floating-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at April 30, 2017.

25 | USAA Short-Term Bond Fund

(c)Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the weighted average interest rate of all contracts within the loan facility and includes commitment fees on unfunded loan commitments. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at April 30, 2017. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(d)At April 30, 2017, the aggregate market value of securities purchased on a delayed- delivery basis was $41,973,000, which included when-issued securities of $16,376,000.

(e)Security deemed illiquid by the Manager, under liquidity guidelines approved by the the Board. The aggregate market value of these securities at April 30, 2017, was $32,182,000, which represented 1.0% of the Fund's net assets.

(f)Security was fair valued at April 30, 2017, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $7,000,000, which represented 0.2% of the Fund's net assets.

(g)The senior loan will settle after April 30, 2017, at which time the interest rate will be determined.

(h)Rate represents the money market fund annualized seven-day yield at April 30, 2017.

(i)At April 30, 2017, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

(j)Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(k)U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

(l)Put bond – provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

Notes to Portfolio of Investments | 26

(m)Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (Section 4(a)(2) Commercial Paper). Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(a)(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

27 | USAA Short-Term Bond Fund

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA SMALL CAP STOCK FUND

APRIL 30, 2017

(Form N-Q)

48494-0617	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Small Cap Stock Fund

April 30, 2017 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY SECURITIES (96.9%)

COMMON STOCKS (96.9%)

Consumer Discretionary (6.5%)

Apparel Retail (1.1%)

218,794	Cato Corp. "A"	$4,936
506,000	DSW, Inc. "A"	10,434
448,010	Stage Stores, Inc.(a)	1,290
		16,660
	Auto Parts & Equipment (0.1%)
173,651	Modine Manufacturing Co.*	2,101
	Automotive Retail (1.5%)
152,000	Group 1 Automotive, Inc.	10,481
28,700	Lithia Motors, Inc. "A"	2,742
142,000	Murphy USA, Inc.*	9,879
		23,102
	Broadcasting (0.3%)
68,300	Nexstar Broadcasting Group, Inc. "A"	4,713
	Casinos & Gaming (0.1%)
48,200	MGM Resorts International	1,480
	Education Services (0.2%)
12,010	Bright Horizons Family Solutions, Inc.*	914
12,500	Grand Canyon Education, Inc.*	940
67,940	Laureate Education, Inc. "A"*	938
		2,792
	Footwear (0.7%)
430,000	Wolverine World Wide, Inc.	10,367
	General Merchandise Stores (0.5%)
522,070	Fred's, Inc. "A"(a)	7,685
	Homebuilding (0.3%)
380,740	TRI Pointe Group, Inc.*	4,740
	Hotels, Resorts & Cruise Lines (0.0%)
5,800	Royal Caribbean Cruises Ltd.	618
	Household Appliances (0.5%)
42,760	Helen of Troy Ltd.*	4,020
57,363	SodaStream International Ltd.*	3,120
		7,140
	Internet & Direct Marketing Retail (0.1%)
8,100	Expedia, Inc.	1,083
	Leisure Facilities (0.2%)
14,000	Vail Resorts, Inc.	2,767

1 | USAA Small Cap Stock Fund

		Market
Number		Value
of Shares	Security	(000)
	Movies & Entertainment (0.1%)
64,929	IMAX Corp.*	$1,981
	Restaurants (0.8%)
255,000	Brinker International, Inc.	11,269
3,500	Buffalo Wild Wings, Inc.*	551
49,006	Kona Grill, Inc.*	279
		12,099
	Total Consumer Discretionary	99,328
	Consumer Staples (4.0%)
	Distillers & Vintners (0.5%)
1,818,393	C&C Group plc	7,501
	Food Distributors (0.7%)
245,000	United Natural Foods, Inc.*	10,175
	Food Retail (0.6%)
723,190	Smart & Final Stores, Inc.*	8,534
	Household Products (0.7%)
186,000	Energizer Holdings, Inc.	11,017
	Packaged Foods & Meat (1.5%)
307,892	Cranswick plc	10,695
595,000	Dean Foods Co.	11,745
28,560	Freshpet, Inc.*(a)	336
		22,776
	Total Consumer Staples	60,003
	Energy (4.4%)
	Oil & Gas Equipment & Services (2.3%)
12,270	Core Laboratories N.V.	1,360
239,780	Enservco Corp.*	76
237,659	Era Group, Inc.*	3,021
334,000	Oil States International, Inc.*	9,937
128,679	SEACOR Holdings, Inc.*	8,449
791,000	Superior Energy Services, Inc.*	9,555
310,292	Tesco Corp.*	2,032
		34,430
	Oil & Gas Exploration & Production (1.5%)
920,000	Callon Petroleum Co.*	10,893
312,353	Resolute Energy Corp.*(a)	11,698
		22,591
	Oil & Gas Storage & Transportation (0.6%)
392,810	Dorian LPG Ltd.*	3,570
1,315,150	Scorpio Tankers, Inc.	5,787
		9,357
	Total Energy	66,378
	Financials (16.8%)
	Asset Management & Custody Banks (0.7%)
11,920	Affiliated Managers Group, Inc.	1,974
221,988	Safeguard Scientifics, Inc.*	2,819
249,277	Solar Capital Ltd.	5,686
		10,479
	Consumer Finance (0.1%)
45,511	PRA Group, Inc.*	1,466

Portfolio of Investments | 2

		Market
Number		Value
of Shares	Security	(000)
	Financial Exchanges & Data (0.3%)
23,580	MarketAxess Holdings, Inc.	$4,540
	Investment Banking & Brokerage (0.1%)
146,800	BGC Partners, Inc. "A"	1,671
	Life & Health Insurance (0.1%)
73,900	Trupanion, Inc.*(a)	1,174
	Multi-Line Insurance (0.4%)
162,830	Kemper Corp.	6,407
	Property & Casualty Insurance (0.6%)
109,710	James River Group Holdings	4,779
84,008	Kinsale Capital Group, Inc.	3,037
115,934	State National Companies, Inc.	1,701
		9,517
	Regional Banks (12.2%)
104,500	1st Source Corp.	5,048
199,040	Banc of California, Inc.(a)	4,319
189,000	Banner Corp.	10,433
107,400	Customers Bancorp, Inc.*	3,322
94,330	FCB Financial Holdings, Inc. "A"*	4,457
259,302	First Busey Corp.	7,766
1,036,966	First Midwest Bancorp, Inc.	23,549
276,879	Flushing Financial Corp.	8,162
263,786	Great Western Bancorp, Inc.	10,868
285,900	Hancock Holding Co.	13,352
406,000	Hilltop Holdings, Inc.	11,291
544,000	Hope Bancorp, Inc.	9,961
373,800	International Bancshares Corp.	13,980
157,160	LegacyTexas Financial Group	5,942
275,600	MB Financial, Inc.	11,716
76,400	Pacific Premier Bancorp, Inc.*	2,792
684,000	TCF Financial Corp.	11,293
77,800	Texas Capital Bancshares, Inc.*	5,921
611,000	Umpqua Holdings Corp.	10,796
396,000	United Community Banks, Inc.	10,831
		185,799
	Reinsurance (0.8%)
972,070	Third Point Reinsurance Ltd.*	11,762
	Thrifts & Mortgage Finance (1.5%)
62,660	LendingTree, Inc.*(a)	8,829
20,600	Meta Financial Group, Inc.	1,749
720,130	Northwest Bancshares, Inc.	11,623
		22,201
	Total Financials	255,016
	Health Care (11.8%)
	Biotechnology (3.0%)
73,880	Acceleron Pharma, Inc.*	2,439
637,000	Acorda Therapeutics, Inc.*	10,288
76,940	Alkermes plc*	4,482
1,302,000	Array BioPharma, Inc.*	11,288
47,800	Enanta Pharmaceuticals, Inc.*	1,518
309,500	Exact Sciences Corp.*(a)	9,288
137,300	Ironwood Pharmaceuticals, Inc.*	2,241
30,570	Ligand Pharmaceuticals, Inc.*	3,398
268,100	Sangamo Biosciences, Inc.*	1,287
		46,229

3 | USAA Small Cap Stock Fund

		Market
Number		Value
of Shares	Security	(000)
	Health Care Equipment (2.0%)
95,660	ABIOMED, Inc.*	$12,466
113,700	Cardiovascular Systems, Inc.*	3,396
30,610	CONMED Corp.	1,505
64,892	Cutera, Inc.*	1,269
50,200	DexCom, Inc.*	3,914
17,365	Inogen, Inc.*	1,439
99,530	Natus Medical, Inc.*	3,483
162,500	Oxford Immunotec Global plc*	2,501
		29,973
	Health Care Facilities (0.3%)
72,700	Acadia Healthcare Co., Inc.*(a)	3,168
49,000	Ensign Group, Inc.	880
		4,048
	Health Care Services (0.4%)
128,618	CorVel Corp.*	5,723
	Health Care Supplies (1.5%)
236,170	Haemonetics Corp.*	9,891
48,662	ICU Medical, Inc.*	7,484
63,230	Spectranetics Corp.*	1,808
34,200	West Pharmaceutical Services, Inc.	3,148
		22,331
	Health Care Technology (1.2%)
757,095	Allscripts Healthcare Solutions, Inc.*	9,062
336,040	Evolent Health, Inc. "A"*	7,813
21,400	Veeva Systems, Inc. "A"*	1,148
		18,023
	Life Sciences Tools & Services (1.8%)
6,500	Agilent Technologies, Inc.	358
17,950	Bio-Rad Laboratories, Inc. "A"*	3,918
516,000	Bruker Corp.	12,585
78,950	Charles River Laboratories International, Inc.*	7,082
204,812	Harvard Bioscience, Inc.*	491
381,186	NeoGenomics, Inc.*	2,878
		27,312
	Managed Health Care (0.7%)
230,000	Molina Healthcare, Inc.*	11,452
	Pharmaceuticals (0.9%)
6,300	Jazz Pharmaceuticals plc*	1,004
162,800	Nektar Therapeutics*	3,088
63,400	Pacira Pharmaceuticals, Inc.*	3,078
30,740	Paratek Pharmaceuticals, Inc.*	659
149,450	Phibro Animal Health Corp. "A"	4,446
33,800	Supernus Pharmaceuticals, Inc.*	1,102
		13,377
	Total Health Care	178,468
	Industrials (24.6%)
	Aerospace & Defense (1.0%)
98,715	Axon Enterprise, Inc.*(a)	2,427
247,188	Cubic Corp.	12,829
		15,256
	Air Freight & Logistics (0.5%)
47,500	Echo Global Logistics, Inc.*	891
118,530	Forward Air Corp.	6,302
		7,193

Portfolio of Investments | 4

		Market
Number		Value
of Shares	Security	(000)
	Airlines (0.2%)
52,050	Hawaiian Holdings, Inc.*	$2,826
	Building Products (0.7%)
33,570	Apogee Enterprises, Inc.	1,830
2,025,313	Tyman plc	8,656
		10,486
	Commercial Printing (0.0%)
63,300	InnerWorkings, Inc.*	670
	Construction & Engineering (1.1%)
670,000	KBR, Inc.	9,414
316,320	Primoris Services Corp.	7,266
		16,680
	Construction Machinery & Heavy Trucks (1.0%)
96,977	Douglas Dynamics, Inc.	3,094
751,000	Federal Signal Corp.	11,723
		14,817
	Diversified Support Services (0.9%)
158,551	Matthews International Corp. "A"	10,869
103,225	Mobile Mini, Inc.	2,962
		13,831
	Electrical Components & Equipment (2.9%)
145,000	EnerSys	12,051
290,000	Generac Holdings, Inc.*	10,199
168,000	Regal-Beloit Corp.	13,247
418,490	Thermon Group Holdings, Inc.*	8,579
		44,076
	Environmental & Facilities Services (0.8%)
342,177	SP Plus Corp.*	11,788
	Heavy Electrical Equipment (0.2%)
310,267	Babcock & Wilcox Enterprises, Inc.*	2,907
	Human Resource & Employment Services (0.2%)
42,889	WageWorks, Inc.*	3,165
	Industrial Machinery (6.2%)
401,169	Albany International Corp. "A"	19,557
120,890	CIRCOR International, Inc.	8,065
220,467	ESCO Technologies, Inc.	12,974
92,829	Kennametal, Inc.	3,860
443,390	Kornit Digital Ltd.*	8,912
371,566	Luxfer Holdings plc ADR	4,344
437,430	Mueller Industries, Inc.	14,015
48,000	Proto Labs, Inc.*(a)	2,784
35,214	RBC Bearings, Inc.*	3,532
41,350	Tennant Co.	3,029
544,714	TriMas Corp.*	12,501
		93,573
	Marine (0.7%)
157,000	Kirby Corp.*	11,084
	Office Services & Supplies (2.1%)
649,300	ACCO Brands Corp.*	9,253
341,960	Essendant, Inc.	5,711
596,000	Interface, Inc.	11,860
333,790	Steelcase, Inc. "A"	5,691
		32,515

5 | USAA Small Cap Stock Fund

		Market
Number		Value
of Shares	Security	(000)
	Railroads (0.3%)
70,400	Genesee & Wyoming, Inc. "A"*	$4,770
	Research & Consulting Services (1.7%)
270,220	FTI Consulting, Inc.*	9,347
145,200	Huron Consulting Group, Inc.*	6,461
48,459	ICF International, Inc.*	2,140
311,736	Mistras Group, Inc.*	7,014
		24,962
	Trading Companies & Distributors (4.1%)
276,680	Air Lease Corp.	10,553
505,000	Aircastle Ltd.	11,928
223,000	Beacon Roofing Supply, Inc.*	11,054
454,000	BMC Stock Holdings, Inc.*	10,578
157,880	GATX Corp.(a)	9,457
68,313	Kaman Corp.	3,280
78,210	Rush Enterprises, Inc. "A"*	2,952
158,620	Titan Machinery, Inc.*	2,514
		62,316
	Total Industrials	372,915
	Information Technology (17.8%)
	Application Software (1.5%)
36,423	BroadSoft, Inc.*	1,399
45,000	Cadence Design Systems, Inc.*	1,466
123,100	Callidus Software, Inc.*	2,591
2,980	Ebix, Inc.	184
9,220	Ellie Mae, Inc.*	938
51,539	Guidewire Software, Inc.*	3,169
4,800	Hubspot, Inc.*	322
15,230	Monotype Imaging Holdings, Inc.	310
8,250	Paycom Software, Inc.*	497
10,100	Paylocity Holding Corp.*	398
93,028	PROS Holdings, Inc.*	2,293
40,800	PTC, Inc.*	2,205
61,300	Synchronoss Technologies, Inc.*	981
12,050	Tyler Technologies, Inc.*	1,971
17,272	Ultimate Software Group, Inc.*	3,501
10,790	Zendesk, Inc.*	310
		22,535
	Communications Equipment (0.6%)
539,090	Aerohive Networks, Inc.*(a)	2,086
53,800	Extreme Networks, Inc.*	420
65,800	Finisar Corp.*	1,503
203,800	Infinera Corp.*	2,022
108,465	RADWARE Ltd.*	1,771
286,640	ShoreTel, Inc.*	1,878
		9,680
	Data Processing & Outsourced Services (2.5%)
253,060	Cardtronics plc "A"*	10,522
68,822	Euronet Worldwide, Inc.*	5,686
816,500	Travelport Worldwide Ltd.	10,754
322,956	WNS Holdings Ltd. ADR*	10,341
		37,303
	Electronic Components (1.0%)
221,450	Belden, Inc.	15,435
	Electronic Equipment & Instruments (0.9%)
3,800	Cognex Corp.	324
38,750	OSI Systems, Inc.*	2,999

Portfolio of Investments | 6

		Market
Number		Value
of Shares	Security	(000)
560,000	VeriFone Systems, Inc.*	$10,383
		13,706
	Electronic Manufacturing Services (0.6%)
272,290	CTS Corp.	6,017
24,150	IPG Photonics Corp.*	3,051
		9,068
	Internet Software & Services (1.7%)
72,456	2U, Inc.*	3,289
106,490	Amber Road, Inc.*	872
70,740	Apptio, Inc. "A"*	923
15,454	CoStar Group, Inc.*	3,723
67,000	GTT Communications, Inc.*	1,842
16,500	Instructure, Inc.*	394
33,310	Liquidity Services, Inc.*	260
154,020	LivePerson, Inc.*	1,086
35,720	Mindbody, Inc. "A"*	1,013
44,300	Nutanix, Inc. "A"*(a)	673
105,500	Pandora Media, Inc.*(a)	1,145
14,720	Shopify, Inc. "A"*(a)	1,118
32,351	SPS Commerce, Inc.*	1,788
18,600	Stamps.com, Inc.*	1,974
122,110	Trivago NV ADR*(a)	2,091
72,400	Twilio, Inc. "A"*(a)	2,393
10,490	Wix.com Ltd.*	865
		25,449
	IT Consulting & Other Services (1.1%)
14,000	EPAM Systems, Inc.*	1,078
229,259	Forrester Research, Inc.	9,296
176,800	Perficient, Inc.*	3,080
87,818	Virtusa Corp.*	2,721
		16,175
	Semiconductor Equipment (1.9%)
418,672	Brooks Automation, Inc.	10,575
40,800	PDF Solutions, Inc.*	776
118,000	Rudolph Technologies, Inc.*	2,891
141,700	Teradyne, Inc.	4,998
269,555	Xperi Corp.	9,057
		28,297
	Semiconductors (2.4%)
98,100	Ceva, Inc.*	3,532
30,540	Impinj, Inc.*(a)	1,145
51,196	Inphi Corp.*	2,121
67,650	Mellanox Technologies Ltd.*	3,193
45,000	Microsemi Corp.*	2,112
18,300	Monolithic Power Systems, Inc.	1,674
22,400	Power Integrations, Inc.	1,477
881,000	Rambus, Inc.*	11,030
28,842	Silicon Laboratories, Inc.*	2,052
158,000	Synaptics, Inc.*	8,654
		36,990
	Systems Software (1.2%)
40,800	CyberArk Software Ltd.*	2,159
79,766	Gigamon, Inc.*	2,529
39,300	Imperva, Inc.*	1,747
36,474	Proofpoint, Inc.*	2,749
99,600	Qualys, Inc.*	3,825
128,100	Rapid7, Inc.*	2,171
41,400	Red Hat, Inc.*	3,646
		18,826

7 | USAA Small Cap Stock Fund

		Market
Number		Value
of Shares	Security	(000)
	Technology Distributors (0.3%)
133,680	ScanSource, Inc.*	$5,280
	Technology Hardware, Storage, & Peripherals (2.1%)
652,700	Diebold, Inc.	18,406
50,500	Pure Storage, Inc. "A"*	536
526,400	Super Micro Computer, Inc.*	12,844
		31,786
	Total Information Technology	270,530
	Materials (4.3%)
	Commodity Chemicals (0.6%)
638,000	Calgon Carbon Corp.	9,283
	Construction Materials (0.1%)
6,900	Martin Marietta Materials, Inc.	1,519
	Forest Products (0.6%)
124,350	Deltic Timber Corp.	9,621
	Metal & Glass Containers (0.8%)
215,270	Greif, Inc. "A"	12,619
	Paper Products (1.1%)
55,520	Neenah Paper, Inc.	4,350
265,360	Schweitzer-Mauduit International, Inc.	11,424
		15,774
	Specialty Chemicals (1.1%)
24,809	Quaker Chemical Corp.	3,587
154,154	Sensient Technologies Corp.	12,610
		16,197
	Total Materials	65,013
	Real Estate (3.7%)
	REITs - Hotel & Resort (0.8%)
490,564	DiamondRock Hospitality Co.	5,401
446,250	Summit Hotel Properties, Inc.	7,376
		12,777
	REITs - Industrial (0.1%)
84,100	STAG Industrial, Inc.	2,217
	REITs - Office (0.4%)
205,890	Corporate Office Properties Trust	6,741
	REITs - Residential (1.2%)
316,000	Colony Starwood Homes	10,924
171,566	Education Realty Trust, Inc.	6,652
		17,576
	REITs - Retail (0.9%)
330,950	Kite Realty Group Trust	6,738
476,200	Ramco-Gershenson Properties Trust	6,348
		13,086
	REITs - Specialized (0.3%)
78,049	QTS Realty Trust, Inc. "A"	4,171
	Total Real Estate	56,568
	Telecommunication Services (1.1%)
	Alternative Carriers (0.3%)
59,720	Cogent Communications Holdings, Inc.	2,688

Portfolio of Investments | 8

		Market
Number		Value
of Shares	Security	(000)
376,180	Vonage Holdings Corp.*	$2,524
		5,212
	Wireless Telecommunication Services (0.8%)
414,000	Telephone & Data Systems, Inc.	11,368
	Total Telecommunication Services	16,580
	Utilities (1.9%)
	Electric Utilities (0.8%)
335,000	PNM Resources, Inc.	12,479
	Gas Utilities (0.7%)
121,890	New Jersey Resources Corp.	4,918
93,950	Spire, Inc.	6,440
		11,358
	Independent Power Producers & Energy Traders (0.4%)
359,200	Vistra Energy Corp.	5,370
	Total Utilities	29,207
	Total Common Stocks (cost: $1,168,234)	1,470,006
	RIGHTS (0.0%)
	Health Care (0.0%)
	Pharmaceuticals (0.0%)
133,709	NuPathe, Inc.*(b),(c)(cost: $80)	—
	Total Equity Securities (cost: $1,168,314)	1,470,006
	MONEY MARKET INSTRUMENTS (3.1%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS
	(3.1%)
	State Street Institutional Treasury Money Market Fund Premier Class, 0.64%(d)
47,010,789	(cost: $47,011)	47,011

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (3.5%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (3.5%)

36,218,125	Goldman Sachs Financial Square Funds - Government Fund, 0.65%(d)	36,218
7,372,637	Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.64%(d)	7,373
8,889,618	Western Asset Institutional Government Reserves Fund, 0.67%(d)	8,889
	Total Short-Term Investments Purchased with Cash Collateral from Securities Loaned
	(cost: $52,480)	52,480
	Total Investments (cost: $1,267,805)	$1,569,497

9 | USAA Small Cap Stock Fund

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3		Total
Equity Securities:
Common Stocks	$1,470,006	$	— $	— $	1,470,006
Rights	—		—	—	—
Money Market Instruments:
Government & U.S. Treasury
Money Market Funds	47,011		—	—	47,011
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned	52,480		—	—	52,480
Total	$1,569,497	$	— $	— $	1,569,497

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of August 1, 2016, through April 30, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 10

NOTES TO PORTFOLIO

OF INVESTMENTS

April 30, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the USAA Small Cap Stock Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Small Cap Stock Fund Shares (Fund Shares) and Small Cap Stock Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of- funds investment strategy (USAA fund-of-funds).

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

11 | USAA Small Cap Stock Fund

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Repurchase agreements are valued at cost.

Notes to Portfolio of Investments | 12

6.Securities lending - The Fund, through its securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short- term investments will be less than the amount of cash collateral required to be returned to the borrower.

7.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

13 | USAA Small Cap Stock Fund

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.As of April 30, 2017, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of April 30, 2017, were $355,634,000 and $53,942,000, respectively, resulting in net unrealized appreciation of $301,692,000.

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,517,116,000 at April 30, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 5.6% of net assets at April 30, 2017.

E.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange

Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager is currently evaluating the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for the amendments to Regulation S-X is August 1, 2017, with other staggered compliance dates extending through December 2018.

CATEGORIES AND DEFINITIONS

Rights – Enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

Notes to Portfolio of Investments | 14

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT	Real estate investment trust - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.

SPECIFIC NOTES

(a)The security, or a portion thereof, was out on loan as of April 30, 2017.

(b)Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board.

(c)Security was fair valued at April 30, 2017, by the Manager in accordance with valuation procedures approved by the Board.

(d)Rate represents the money market fund annualized seven-day yield at April 30, 2017. * Non-income-producing security.

15 | USAA Small Cap Stock Fund

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA VALUE FUND

APRIL 30, 2017

(Form N-Q)

48493-0617	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Value Fund

April 30, 2017 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY SECURITIES (96.0%)

COMMON STOCKS (96.0%)

Consumer Discretionary (9.8%)

Apparel Retail (0.5%)

153,800	L Brands, Inc.	$8,122
	Apparel, Accessories & Luxury Goods (0.6%)
390,400	Hanesbrands, Inc.	8,515
	Auto Parts & Equipment (0.4%)
346,223	American Axle & Manufacturing Holdings, Inc.*	6,090
	General Merchandise Stores (1.0%)
80,900	Dollar General Corp.	5,882
166,543	Target Corp.	9,302
		15,184
	Home Improvement Retail (1.2%)
208,652	Lowe's Companies, Inc.	17,710
	Homefurnishing Retail (0.5%)
166,400	RH*(a)	7,982
	Hotels, Resorts & Cruise Lines (2.8%)
232,160	Carnival Corp.	14,341
254,000	Norwegian Cruise Line Holdings Ltd.*	13,698
131,700	Royal Caribbean Cruises Ltd.	14,039
		42,078
	Household Appliances (1.1%)
87,947	Whirlpool Corp.	16,330
	Leisure Facilities (0.3%)
268,500	SeaWorld Entertainment, Inc.	4,707
	Movies & Entertainment (0.9%)
455,400	Twenty-First Century Fox, Inc. "A"	13,908
	Publishing (0.3%)
93,600	Meredith Corp.	5,480
	Specialty Stores (0.2%)
157,100	Vitamin Shoppe, Inc.*	3,032
	Total Consumer Discretionary	149,138
	Consumer Staples (6.8%)
	Drug Retail (1.9%)
356,200	CVS Health Corp.	29,365
	Soft Drinks (0.5%)
198,700	Coca-Cola European Partners plc	7,674

1 | USAA Value Fund

		Market
Number		Value
of Shares	Security	(000)
	Tobacco (4.4%)
356,818	Altria Group, Inc.	$25,612
263,787	Philip Morris International, Inc.	29,238
169,840	Reynolds American, Inc.	10,955
		65,805
	Total Consumer Staples	102,844
	Energy (9.5%)
	Integrated Oil & Gas (4.0%)
734,556	BP plc ADR	25,210
159,200	Chevron Corp.	16,987
299,224	Occidental Petroleum Corp.	18,414
		60,611
	Oil & Gas Exploration & Production (3.5%)
470,400	Callon Petroleum Co.*	5,570
642,300	Chesapeake Energy Corp.*(a)	3,378
492,357	ConocoPhillips	23,589
241,600	Devon Energy Corp.	9,541
133,987	Range Resources Corp.	3,549
213,500	Vermilion Energy, Inc.	7,515
		53,142
	Oil & Gas Refining & Marketing (1.4%)
258,000	PBF Energy, Inc. "A"	5,759
200,177	Phillips 66	15,926
		21,685
	Oil & Gas Storage & Transportation (0.6%)
340,700	Golar LNG Ltd.	8,691
	Total Energy	144,129
	Financials (17.9%)
	Asset Management & Custody Banks (0.8%)
29,700	Ameriprise Financial, Inc.	3,797
107,189	State Street Corp.	8,993
		12,790
	Consumer Finance (3.5%)
228,241	American Express Co.	18,088
87,700	Capital One Financial Corp.	7,049
164,500	Discover Financial Services	10,296
575,900	Navient Corp.	8,754
646,400	SLM Corp.*	8,106
		52,293
	Diversified Banks (6.5%)
855,666	Bank of America Corp.	19,971
340,153	Citigroup, Inc.	20,110
321,144	JPMorgan Chase & Co.	27,940
551,867	Wells Fargo & Co.	29,712
		97,733
	Insurance Brokers (0.6%)
65,907	Willis Towers Watson plc	8,741
	Multi-Line Insurance (1.4%)
361,021	American International Group, Inc.	21,990
	Property & Casualty Insurance (1.6%)
206,500	FNF Group	8,456

Portfolio of Investments | 2

		Market
Number		Value
of Shares	Security	(000)
384,900	XL Group Ltd.	$16,108
		24,564
	Regional Banks (2.9%)
241,400	Fifth Third Bancorp	5,897
181,900	KeyCorp	3,318
61,999	PNC Financial Services Group, Inc.	7,424
104,900	Prosperity Bancshares, Inc.	7,049
124,200	Texas Capital Bancshares, Inc.*	9,452
99,800	UMB Financial Corp.	7,235
327,400	Valley National Bancorp	3,850
		44,225
	Thrifts & Mortgage Finance (0.6%)
669,300	New York Community Bancorp, Inc.	8,895
	Total Financials	271,231
	Health Care (15.7%)
	Health Care Distributors (2.2%)
380,200	Cardinal Health, Inc.	27,599
135,200	Patterson Companies, Inc.	6,015
		33,614
	Health Care Equipment (2.0%)
362,783	Medtronic plc	30,144
	Health Care Facilities (0.4%)
129,180	HealthSouth Corp.	6,058
	Health Care Services (1.2%)
278,797	Express Scripts Holding Co.*	17,101
	Managed Health Care (3.5%)
158,655	Anthem, Inc.	28,223
81,000	Cigna Corp.	12,666
70,861	UnitedHealth Group, Inc.	12,392
		53,281
	Pharmaceuticals (6.4%)
191,802	Johnson & Johnson	23,682
282,429	Merck & Co., Inc.	17,604
688,843	Pfizer, Inc.	23,366
394,484	Sanofi ADR	18,659
429,591	Teva Pharmaceutical Industries Ltd. ADR	13,566
		96,877
	Total Health Care	237,075
	Industrials (15.1%)
	Aerospace & Defense (4.6%)
85,733	General Dynamics Corp.	16,614
144,900	Mercury Systems, Inc.*	5,416
64,500	Orbital ATK, Inc.	6,386
49,544	Raytheon Co.	7,690
169,600	Spirit AeroSystems Holdings, Inc. "A"	9,694
197,569	United Technologies Corp.	23,509
		69,309
	Agricultural & Farm Machinery (0.3%)
473,100	CNH Industrial N.V.	5,251
	Building Products (4.4%)
127,125	Gibraltar Industries, Inc.*	4,990
834,903	Johnson Controls International plc	34,707
227,000	Owens Corning, Inc.	13,813

3 | USAA Value Fund

		Market
Number		Value
of Shares	Security	(000)
147,500	Simpson Manufacturing Co., Inc.	$6,152
90,200	Trex Co., Inc.*	6,602
		66,264
	Construction & Engineering (0.7%)
135,221	Comfort Systems USA, Inc.	4,963
251,800	Primoris Services Corp.	5,784
		10,747
	Construction Machinery & Heavy Trucks (0.9%)
69,900	Oshkosh Corp.	4,851
243,202	Terex Corp.	8,507
		13,358
	Diversified Support Services (0.3%)
142,630	Mobile Mini, Inc.	4,094
	Electrical Components & Equipment (0.3%)
100,100	Encore Wire Corp.	4,424
	Industrial Conglomerates (1.0%)
114,735	Honeywell International, Inc.	15,046
	Industrial Machinery (1.6%)
135,500	Barnes Group, Inc.	7,449
147,600	Colfax Corp.*	5,973
81,500	Stanley Black & Decker, Inc.	11,096
		24,518
	Railroads (0.4%)
57,200	Norfolk Southern Corp.	6,720
	Research & Consulting Services (0.3%)
127,400	Nielsen Holdings plc	5,240
	Trucking (0.3%)
62,600	Ryder System, Inc.	4,251
	Total Industrials	229,222
	Information Technology (11.5%)
	Data Processing & Outsourced Services (0.4%)
106,800	Total System Services, Inc.	6,121
	Electronic Components (1.2%)
298,400	II-VI, Inc.*	9,892
561,640	Vishay Intertechnology, Inc.(a)	9,183
		19,075
	Electronic Equipment & Instruments (0.6%)
119,000	FARO Technologies, Inc.*	4,361
99,700	MTS Systems Corp.	4,631
		8,992
	Electronic Manufacturing Services (0.6%)
97,400	Park Electrochemical Corp.	1,687
141,300	Plexus Corp.*	7,346
		9,033
	Semiconductor Equipment (1.6%)
435,100	Brooks Automation, Inc.	10,991
437,186	Photronics, Inc.*	5,028
148,300	Versum Materials, Inc.	4,748
300,000	Xcerra Corp.*	2,940
		23,707

Portfolio of Investments | 4

		Market
Number		Value
of Shares	Security	(000)
	Semiconductors (3.7%)
258,430	Diodes, Inc.*	$6,045
145,200	Microchip Technology, Inc.	10,974
405,119	QUALCOMM, Inc.	21,771
220,112	Texas Instruments, Inc.	17,429
		56,219
	Systems Software (3.4%)
332,721	Microsoft Corp.	22,778
628,766	Oracle Corp.	28,269
		51,047
	Total Information Technology	174,194
	Materials (6.0%)
	Construction Materials (0.4%)
170,500	CRH plc ADR	6,193
	Diversified Chemicals (0.7%)
127,700	E.I. du Pont de Nemours & Co.	10,184
	Diversified Metals & Mining (0.4%)
545,600	Ferroglobe plc	5,265
36,700	Materion Corp.	1,396
		6,661
	Fertilizers & Agricultural Chemicals (0.8%)
83,100	FMC Corp.	6,086
61,731	Scotts Miracle-Gro Co.	5,963
		12,049
	Industrial Gases (1.8%)
196,065	Air Products & Chemicals, Inc.	27,547
	Specialty Chemicals (1.5%)
277,400	Axalta Coating Systems Ltd.*	8,702
50,300	Celanese Corp. "A"	4,378
213,800	Flotek Industries, Inc.*(a)	2,568
184,000	PolyOne Corp.	7,215
		22,863
	Steel (0.4%)
322,300	Allegheny Technologies, Inc.(a)	5,914
	Total Materials	91,411
	Real Estate (0.4%)
	REITs - Specialized (0.4%)
186,450	Geo Group, Inc.	6,212
	Telecommunication Services (2.0%)
	Integrated Telecommunication Services (2.0%)
215,114	AT&T, Inc.	8,525
460,442	Verizon Communications, Inc.	21,139
		29,664
	Total Telecommunication Services	29,664
	Utilities (1.3%)
	Electric Utilities (1.0%)
86,200	Pinnacle West Capital Corp.	7,335
169,000	Xcel Energy, Inc.	7,613
		14,948

5 | USAA Value Fund

		Market
Number		Value
of Shares	Security	(000)
	Multi-Utilities (0.3%)
144,000	CenterPoint Energy, Inc.	$4,109
	Total Utilities	19,057
	Total Common Stocks (cost: $1,045,435)	1,454,177
	RIGHTS (0.0%)
	Materials (0.0%)
	Diversified Metals & Mining (0.0%)
545,600	Ferroglobe Representation & Warranty Insurance Trust*(b)(cost: $0)	—
	Total Equity Securities (cost: $1,045,435)	1,454,177
	MONEY MARKET INSTRUMENTS (3.9%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (3.9%)
	State Street Institutional Treasury Money Market Fund
59,117,341	Premier Class, 0.64% (c)(cost: $59,117)	59,117

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.7%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.7%)

2,937,625 Goldman Sachs Financial Square Funds - Government Fund, 0.65%(c)					2,938
6,364,207 Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.64%(c)					6,364
1,056,593 Western Asset Institutional Government Reserves Fund, 0.67%(c)					1,056
Total Short-Term Investments Purchased with Cash Collateral from Securities Loaned
(cost: $10,358)					10,358
Total Investments (cost: $1,114,910)					$1,523,652
($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1		LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$1,454,177	$	— $	— $	1,454,177
Rights	—		—	—	—
Money Market Instruments:
Government & U.S. Treasury
Money Market Funds	59,117		—	—	59,117
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned	10,358		—	—	10,358
Total	$1,523,652	$	— $	— $	1,523,652

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of August 1, 2016, through April 30, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 6

NOTES TO PORTFOLIO

OF INVESTMENTS

April 30, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the USAA Value Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic

946.The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: Value Fund Shares (Fund Shares), Value Fund Institutional Shares (Institutional Shares), and Value Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class- related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-

1)fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

7 | USAA Value Fund

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

Notes to Portfolio of Investments | 8

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Repurchase agreements are valued at cost.

6.Securities lending - The Fund, through its securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short- term investments will be less than the amount of cash collateral required to be returned to the borrower.

7.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

9 | USAA Value Fund

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.As of April 30, 2017, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of April 30, 2017, were $442,183,000 and $33,441,000, respectively, resulting in net unrealized appreciation of $408,742,000.

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,514,421,000 at April 30, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 7.2% of net assets at April 30, 2017.

E.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange

Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager is currently evaluating the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for the amendments to Regulation S-X is August 1, 2017, with other staggered compliance dates extending through December 2018.

CATEGORIES AND DEFINITIONS

Rights – Enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

Notes to Portfolio of Investments | 10

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT	Real estate investment trust - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.

SPECIFIC NOTES

(a)The security, or a portion thereof , was out on loan as of April 30, 2017.

(b)Security was fair valued at April 30, 2017, by the Manager in accordance with valuation procedures approved by the Board.

(c)Rate represents the money market fund annualized seven-day yield at April 30, 2017. * Non-income-producing security.

11 | USAA Value Fund

ITEM 2. CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

ITEM 3. EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2017

By:	/S/ DANIEL J. MAVICO
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Signature and Title: Daniel J. Mavico, Assistant Secretary
Date:	June 27, 2017
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ DANIEL S. MCNAMARA
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Signature and Title: Daniel S. McNamara, President
Date:	June 27, 2017
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By:	/S/ ROBERTO GALINDO, JR.
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Signature and Title: Roberto Galindo, Jr., Treasurer
Date:	June 27, 2017
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